UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund is filed herewith.

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Class A: GERAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.39%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,016	$8,520	$8,547
10/16	$9,810	$9,271	$9,339
10/17	$12,768	$12,066	$11,810
10/18	$10,967	$10,363	$10,331
10/19	$11,596	$10,958	$11,556
10/20	$12,940	$12,228	$12,510
10/21	$15,088	$14,258	$14,631
10/22	$10,587	$10,005	$10,091
10/23	$11,952	$11,295	$11,181
10/24	$14,708	$13,899	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.06%	4.86%	3.93%
Class A Including sale charges	16.32%	3.69%	3.35%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N585-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Class C: GERCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.14%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$8,950	$8,861	$8,547
10/16	$9,665	$9,568	$9,339
10/17	$12,487	$12,362	$11,810
10/18	$10,639	$10,533	$10,331
10/19	$11,181	$11,069	$11,556
10/20	$12,375	$12,251	$12,510
10/21	$14,323	$14,179	$14,631
10/22	$9,974	$9,875	$10,091
10/23	$11,174	$11,062	$11,181
10/24	$13,646	$13,509	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.12%	4.06%	3.15%
Class C Including sale charges	21.10%	4.06%	3.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N577-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class: GERIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.06%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$904,800	$854,700
10/16	$989,670	$933,931
10/17	$1,293,202	$1,180,955
10/18	$1,114,352	$1,033,100
10/19	$1,183,219	$1,155,625
10/20	$1,324,377	$1,250,964
10/21	$1,550,448	$1,463,128
10/22	$1,090,896	$1,009,119
10/23	$1,235,657	$1,118,104
10/24	$1,527,149	$1,401,208

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	23.59%	5.23%	4.32%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N569-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class: GIRPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.14%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,037	$8,547
10/16	$9,864	$9,339
10/17	$12,869	$11,810
10/18	$11,081	$10,331
10/19	$11,752	$11,556
10/20	$13,138	$12,510
10/21	$15,366	$14,631
10/22	$10,804	$10,091
10/23	$12,225	$11,181
10/24	$15,083	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	23.37%	5.11%	4.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145C562-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6: GERUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,417	$9,451
10/16	$10,293	$10,327
10/17	$13,457	$13,059
10/18	$11,594	$11,424
10/19	$12,327	$12,779
10/20	$13,787	$13,833
10/21	$16,144	$16,179
10/22	$11,374	$11,159
10/23	$12,885	$12,364
10/24	$15,908	$15,494

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	23.46%	5.23%	5.14%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	4.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38147X259-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Class R: GRRPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.64%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$8,994	$8,547
10/16	$9,768	$9,339
10/17	$12,684	$11,810
10/18	$10,865	$10,331
10/19	$11,465	$11,556
10/20	$12,751	$12,510
10/21	$14,846	$14,631
10/22	$10,381	$10,091
10/23	$11,690	$11,181
10/24	$14,355	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	22.80%	4.59%	3.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145L224-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Insights Fund

Class P: GAGPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$117	1.05%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and energy sectors added to the Fund’s returns versus the MSCI Emerging Markets Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund benefited from overweights in Trip.com Group, Hanmi Semiconductor and Kia.

  The overweight in Trip.com Group, a China-based travel agency holding company, was driven largely by the High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Taiwan-based Hanmi Semiconductor was based on our Market Themes & Trends, High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Kia, a South Korean auto maker, mainly due to our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in information technology, utilities and communication services detracted from relative performance.

  The Fund was hurt most by an underweight in Taiwan Semiconductor Manufacturing, an overweight in Samsung Electronics and an underweight in PDD Holdings.

  The Fund was underweight Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor foundry, mostly because of our High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in South Korean electronics manufacturer Samsung Electronics was based mainly on our Market Themes & Trends and High Quality Business Models investment themes.

  The Fund’s underweight in PDD Holdings, a China-based commerce group, was the result of our Market Themes & Trends, Sentiment Analysis and High Quality Business Models investment themes.

  Country positioning held back the Fund’s relative performance, with underweights in China, Turkey and Brazil detracting most.

Top Contributors

  Market Themes & Trends

  Sentiment Analysis

Top Detractors

  High Quality Business Models

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,284	$8,360
10/19	$8,808	$9,352
10/20	$9,851	$10,123
10/21	$11,536	$11,840
10/22	$8,127	$8,166
10/23	$9,206	$9,048
10/24	$11,366	$11,339

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	23.47%	5.22%	1.97%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38150B848-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Class A: GCIAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.18%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,258	$9,694	$9,993
10/16	$10,359	$9,789	$9,670
10/17	$13,266	$12,537	$11,937
10/18	$12,111	$11,445	$11,119
10/19	$12,908	$12,198	$12,347
10/20	$12,074	$11,410	$11,500
10/21	$15,877	$15,004	$15,430
10/22	$12,295	$11,619	$11,881
10/23	$14,406	$13,614	$13,592
10/24	$17,833	$16,853	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.79%	6.67%	5.95%
Class A Including sale charges	16.96%	5.46%	5.35%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V878-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Class C: GCICX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	1.93%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$10,182	$10,080	$9,993
10/16	$10,204	$10,102	$9,670
10/17	$12,971	$12,841	$11,937
10/18	$11,745	$11,628	$11,119
10/19	$12,425	$12,301	$12,347
10/20	$11,543	$11,427	$11,500
10/21	$15,067	$14,916	$15,430
10/22	$11,577	$11,462	$11,881
10/23	$13,460	$13,325	$13,592
10/24	$16,536	$16,370	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.85%	5.87%	5.15%
Class C Including sale charges	21.83%	5.87%	5.15%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V852-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Institutional Class: GCIIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.82%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,030,500	$999,300
10/16	$1,044,309	$967,023
10/17	$1,342,668	$1,193,693
10/18	$1,228,809	$1,111,925
10/19	$1,315,686	$1,234,681
10/20	$1,235,693	$1,149,982
10/21	$1,630,249	$1,543,046
10/22	$1,267,193	$1,188,145
10/23	$1,490,345	$1,359,238
10/24	$1,851,605	$1,671,455

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.24%	7.06%	6.35%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V845-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Service Class: GCISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$148	1.32%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,248	$9,993
10/16	$10,337	$9,670
10/17	$13,220	$11,937
10/18	$12,041	$11,119
10/19	$12,818	$12,347
10/20	$11,983	$11,500
10/21	$15,728	$15,430
10/22	$12,159	$11,881
10/23	$14,230	$13,592
10/24	$17,597	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	23.66%	6.54%	5.81%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V837-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Investor Class: GCITX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.93%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,285	$9,993
10/16	$10,410	$9,670
10/17	$13,371	$11,937
10/18	$12,232	$11,119
10/19	$13,076	$12,347
10/20	$12,261	$11,500
10/21	$16,173	$15,430
10/22	$12,552	$11,881
10/23	$14,744	$13,592
10/24	$18,298	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.10%	6.94%	6.22%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N519-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Class R6: GCIUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.81%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,644	$9,481
10/16	$9,777	$9,175
10/17	$12,565	$11,325
10/18	$11,499	$10,550
10/19	$12,315	$11,714
10/20	$11,568	$10,911
10/21	$15,266	$14,640
10/22	$11,865	$11,273
10/23	$13,947	$12,896
10/24	$17,343	$15,858

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.35%	7.08%	6.12%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.10%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38147X242-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Class R: GCIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$160	1.43%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,232	$9,993
10/16	$10,301	$9,670
10/17	$13,165	$11,937
10/18	$11,979	$11,119
10/19	$12,741	$12,347
10/20	$11,886	$11,500
10/21	$15,593	$15,430
10/22	$12,039	$11,881
10/23	$14,078	$13,592
10/24	$17,380	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	23.46%	6.40%	5.68%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N527-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Insights Fund

Class P: GGFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.81%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and energy sectors contributed positively to the Fund’s performance versus the MSCI EAFE Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund was helped by an overweight in SCREEN Holdings, an underweight in Toyota Motor and an overweight in ABB.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was driven mostly by our Sentiment Analysis and Market Themes & Trends investment themes.

  The Fund was underweight Japan’s auto maker Toyota Motor primarily because of our Fundamental Mispricings investment theme.

  The overweight in ABB, a Swiss/Swedish electrical engineering firm, was largely due to our High Quality Business Models and Market Themes & Trends investment themes.

  The Fund benefited from its country positioning, with underweights in France, Germany and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the materials, communication services and utilities sectors detracted modestly from relative performance.

  The Fund was hampered by overweight positions in Honda Motor, Genmab and Panasonic Holdings.

  The overweight in Japan-based auto maker Honda Motor was based mainly on our Fundamental Mispricings investment theme.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes were largely responsible for the Fund’s overweight in Japanese electronics company Panasonic Holdings.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

  High Quality Business Models

The above represents investment themes.

Goldman Sachs International Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,854	$9,027
10/19	$9,476	$10,024
10/20	$8,900	$9,336
10/21	$11,748	$12,527
10/22	$9,130	$9,646
10/23	$10,733	$11,035
10/24	$13,341	$13,569

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.30%	7.07%	4.50%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Goldman Sachs International Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38150B590-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Class A: GICAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.23%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,670	$10,083	$10,845	$10,099
10/16	$11,117	$10,506	$11,168	$9,856
10/17	$14,231	$13,448	$14,241	$12,223
10/18	$12,825	$12,120	$13,128	$11,367
10/19	$13,682	$12,929	$14,286	$12,586
10/20	$13,136	$12,413	$14,092	$11,819
10/21	$17,425	$16,466	$19,133	$15,889
10/22	$12,708	$12,009	$13,339	$12,052
10/23	$14,048	$13,276	$14,202	$13,649
10/24	$17,509	$16,546	$17,463	$16,784

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.63%	5.05%	5.76%
Class A Including sale charges	17.73%	3.86%	5.17%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N627-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Class C: GICCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	1.98%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,596	$10,490	$10,845	$10,099
10/16	$10,944	$10,834	$11,168	$9,856
10/17	$13,920	$13,781	$14,241	$12,223
10/18	$12,446	$12,322	$13,128	$11,367
10/19	$13,185	$13,053	$14,286	$12,586
10/20	$12,563	$12,437	$14,092	$11,819
10/21	$16,542	$16,376	$19,133	$15,889
10/22	$11,968	$11,848	$13,339	$12,052
10/23	$13,137	$13,006	$14,202	$13,649
10/24	$16,249	$16,087	$17,463	$16,784

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.69%	4.26%	4.97%
Class C Including sale charges	22.67%	4.26%	4.97%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N619-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Institutional Class: GICIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.87%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,071,100	$1,084,500	$1,009,900
10/16	$1,119,407	$1,116,818	$985,561
10/17	$1,439,445	$1,424,055	$1,222,293
10/18	$1,302,266	$1,312,836	$1,136,733
10/19	$1,394,727	$1,428,628	$1,258,590
10/20	$1,344,238	$1,409,199	$1,181,942
10/21	$1,789,315	$1,913,269	$1,588,885
10/22	$1,309,778	$1,333,931	$1,205,169
10/23	$1,453,330	$1,420,237	$1,364,854
10/24	$1,819,133	$1,746,323	$1,678,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.17%	5.45%	6.16%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N593-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Investor Class: GIRLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	0.98%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$10,000	$10,000
10/15	$10,700	$10,845	$10,099
10/16	$11,164	$11,168	$9,856
10/17	$14,344	$14,241	$12,223
10/18	$12,950	$13,128	$11,367
10/19	$13,858	$14,286	$12,586
10/20	$13,341	$14,092	$11,819
10/21	$17,727	$19,133	$15,889
10/22	$12,958	$13,339	$12,052
10/23	$14,362	$14,202	$13,649
10/24	$17,957	$17,463	$16,784

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	25.03%	5.32%	6.02%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38145C554-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Class R6: GICUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.86%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
7/31/15	$10,000	$10,000	$10,000
10/15	$9,712	$9,791	$9,522
10/16	$10,172	$10,083	$9,293
10/17	$13,089	$12,857	$11,525
10/18	$11,836	$11,852	$10,718
10/19	$12,678	$12,898	$11,867
10/20	$12,220	$12,722	$11,144
10/21	$16,267	$17,273	$14,981
10/22	$11,906	$12,043	$11,363
10/23	$13,220	$12,822	$12,869
10/24	$16,539	$15,766	$15,825

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.10%	5.46%	5.58%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.04%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38147X234-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Small Cap Insights Fund

Class P: GGDPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$97	0.86%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund benefited from overweights in SCREEN Holdings, Yangzijiang Shipbuilding and Konecranes.

  The overweight in SCREEN Holdings, a Japanese semiconductor and electronics company, was mainly due to our Market Themes & Trends and Sentiment Analysis investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Yangzijiang Shipbuilding, a China-based shipbuilding and offshore engineering company.

  The Fund’s overweight in Konecranes, a Finland-based manufacturer of cranes and lifting equipment, was largely because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and health care sectors detracted modestly from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Towa, a Japanese maker of semiconductor equipment; Signify, a Dutch manufacturer of LED lighting; and PGS, a British marine geophysical company.

  The overweight in Towa was mostly the result of our Sentiment Analysis and Market Themes & Trends investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Signify.

  The Fund was overweight PGS largely because of our Sentiment Analysis and Market Themes & Trends investment themes.

Top Contributors

  Sentiment Analysis

  Market Themes & Trends

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs International Small Cap Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
4/16/18	$10,000	$10,000	$10,000
10/18	$8,570	$8,656	$8,971
10/19	$9,179	$9,420	$9,933
10/20	$8,848	$9,291	$9,328
10/21	$11,781	$12,615	$12,539
10/22	$8,623	$8,795	$9,511
10/23	$9,575	$9,364	$10,771
10/24	$11,978	$11,514	$13,245

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	25.10%	5.46%	2.79%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	2.17%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	4.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI EAFE IMI Index (Net, Unhedged, USD).

Goldman Sachs International Small Cap Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Goldman Sachs International Small Cap Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38150B574-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Class A: GSAGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$156	1.46%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,120	$9,563	$11,455
10/16	$10,519	$9,940	$10,826
10/17	$13,817	$13,057	$14,334
10/18	$11,701	$11,057	$11,210
10/19	$13,987	$13,218	$13,115
10/20	$20,116	$19,010	$17,625
10/21	$20,510	$19,382	$17,521
10/22	$10,146	$9,588	$10,061
10/23	$11,050	$10,443	$11,231
10/24	$12,520	$11,832	$13,306

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	13.30%	-2.19%	2.27%
Class A Including sale charges	7.09%	-3.29%	1.69%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W570-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Class C: GSACX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$235	2.21%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$10,043	$9,943	$11,455
10/16	$10,363	$10,260	$10,826
10/17	$13,509	$13,374	$14,334
10/18	$11,355	$11,242	$11,210
10/19	$13,474	$13,340	$13,115
10/20	$19,233	$19,041	$17,625
10/21	$19,468	$19,273	$17,521
10/22	$9,561	$9,465	$10,061
10/23	$10,331	$10,228	$11,231
10/24	$11,612	$11,496	$13,306

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	12.40%	-2.93%	1.50%
Class C Including sale charges	11.40%	-2.93%	1.50%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38142B294-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Institutional Class: GSAIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.11%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,016,000	$1,145,500
10/16	$1,059,993	$1,082,612
10/17	$1,398,237	$1,433,378
10/18	$1,188,781	$1,121,045
10/19	$1,426,299	$1,311,511
10/20	$2,057,864	$1,762,539
10/21	$2,104,784	$1,752,140
10/22	$1,045,025	$1,006,079
10/23	$1,141,585	$1,123,086
10/24	$1,297,754	$1,330,632

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	13.68%	-1.87%	2.64%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W455-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Investor Class: GSAEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.21%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,146	$11,455
10/16	$10,571	$10,826
10/17	$13,926	$14,334
10/18	$11,822	$11,210
10/19	$14,170	$13,115
10/20	$20,426	$17,625
10/21	$20,879	$17,521
10/22	$10,356	$10,061
10/23	$11,308	$11,231
10/24	$12,846	$13,306

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	13.60%	-1.94%	2.53%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38147X804-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Class R6: GSAFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.10%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI China All Shares Index (Net, USD, Unhedged)
2/28/18	$10,000	$10,000
10/18	$7,966	$7,405
10/19	$9,556	$8,663
10/20	$13,789	$11,642
10/21	$14,105	$11,574
10/22	$7,000	$6,646
10/23	$7,653	$7,419
10/24	$8,696	$8,789

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	13.63%	-1.87%	-2.07%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	-1.91%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38148U130-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs China Equity Fund

Class P: GMEPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$119	1.11%

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  An out-of-MSCI China All Shares Index position in Jentech Precision, a manufacturer of heat spreaders for server and personal computer chips and other metal products, was the Fund’s top relative contributor. Its shares soared on investor sentiment that it may benefit from NVIDIA’s chip shipment ramp into the second half of 2024 and 2025.

  An overweight in Zhongji Innolight, a manufacturer of communication transceiver modules and smart equipment, added value, performing well on an improved shipment outlook for select optical transceivers as U.S. hyperscalers, or large-scale data center companies, raise their capital expenditure plans for artificial intelligence servers.

  An overweight in Trip.com Group, an online travel agency, boosted results. The company outpaced the overall travel market in terms of the recovery rate in both domestic and outbound travel given some smaller players exiting the market during the past couple of years.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative performance. Sector allocation as a whole also hurt, albeit more modestly.

  The Fund’s top detractor was WuXi AppTech, a pharmaceutical research and manufacturing organization. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

   An overweight in commercial bank China Construction Bank detracted on the back of headwinds from interest rate cuts and cycle downturns.

  An overweight in PetroChina, an oil and gas company that is a subsidiary of the state-owned China National Petroleum Corporation, hurt. As the company has high upstream exposure to oil and gas, the volatility in oil prices acted as a headwind to performance.

Top Contributors

  Materials–SS

  Real Estate–SS & UW

  Utilities–SS

Top Detractors

  Financials–SS & UW

  Energy–SS & UW

  Communication Services–SS

The above represents sectors.

Goldman Sachs China Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI China All Shares Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,027	$7,722
10/19	$9,631	$9,034
10/20	$13,899	$12,141
10/21	$14,213	$12,069
10/22	$7,057	$6,930
10/23	$7,714	$7,736
10/24	$8,765	$9,166

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	13.63%	-1.87%	-1.99%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	-1.32%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Goldman Sachs China Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38150B400-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Class A: GEMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$149	1.33%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,219	$8,712	$8,547
10/16	$10,144	$9,586	$9,339
10/17	$13,164	$12,440	$11,810
10/18	$10,884	$10,286	$10,331
10/19	$12,956	$12,243	$11,556
10/20	$15,266	$14,426	$12,510
10/21	$18,336	$17,327	$14,631
10/22	$10,871	$10,273	$10,091
10/23	$11,888	$11,234	$11,181
10/24	$14,700	$13,892	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.66%	2.55%	3.92%
Class A Including sale charges	16.85%	1.41%	3.34%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B450-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Class C: GEMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$232	2.08%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,148	$9,057	$8,547
10/16	$9,987	$9,887	$9,339
10/17	$12,867	$12,738	$11,810
10/18	$10,563	$10,457	$10,331
10/19	$12,477	$12,352	$11,556
10/20	$14,585	$14,439	$12,510
10/21	$17,390	$17,216	$14,631
10/22	$10,236	$10,133	$10,091
10/23	$11,107	$10,996	$11,181
10/24	$13,635	$13,498	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.76%	1.79%	3.15%
Class C Including sale charges	21.76%	1.79%	3.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B252-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Institutional Class: GEMIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$925,100	$854,700
10/16	$1,021,865	$933,931
10/17	$1,331,593	$1,180,955
10/18	$1,105,355	$1,033,100
10/19	$1,321,010	$1,155,625
10/20	$1,561,038	$1,250,964
10/21	$1,881,206	$1,463,128
10/22	$1,118,942	$1,009,119
10/23	$1,226,919	$1,118,104
10/24	$1,522,484	$1,401,208

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.09%	2.88%	4.29%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B369-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Service Class: GEMSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$171	1.53%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,207	$8,547
10/16	$10,122	$9,339
10/17	$13,123	$11,810
10/18	$10,843	$10,331
10/19	$12,886	$11,556
10/20	$15,154	$12,510
10/21	$18,170	$14,631
10/22	$10,757	$10,091
10/23	$11,734	$11,181
10/24	$14,484	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	23.43%	2.36%	3.77%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B351-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Investor Class: GIRMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$121	1.08%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,238	$8,547
10/16	$10,189	$9,339
10/17	$13,256	$11,810
10/18	$10,994	$10,331
10/19	$13,116	$11,556
10/20	$15,488	$12,510
10/21	$18,652	$14,631
10/22	$11,087	$10,091
10/23	$12,151	$11,181
10/24	$15,070	$14,012

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.02%	2.81%	4.18%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38145C596-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Class R6: GEMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$114	1.02%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,414	$9,451
10/16	$10,407	$10,327
10/17	$13,566	$13,059
10/18	$11,265	$11,424
10/19	$13,464	$12,779
10/20	$15,913	$13,833
10/21	$19,177	$16,179
10/22	$11,408	$11,159
10/23	$12,508	$12,364
10/24	$15,522	$15,494

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.10%	2.88%	4.86%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	4.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38147X226-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity Fund

Class P: GAHPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$114	1.02%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection overall contributed most to the Fund’s relative results. Sector allocation as a whole also added value as did a growth tailwind, given the Fund’s growth bias.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Computer Age Management Services, an India-based mutual fund transfer agency, boosted results, as the company demonstrated financial strength and operational efficiency that drove surging revenue and profits.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance, albeit modestly.

  Stock selection in South Korea, China and Mexico detracted from the Fund’s relative results.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  China’s high-end liquor producer Kweichow Moutai detracted on the back of a decline in wholesale prices for Feitian Moutai, its leading product.

  A new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer, hurt. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

Top Contributors

  Materials–UW

  Information Technology–SS & OW

  Financials–SS

Top Detractors

  Consumer Staples–SS & OW

  Communication Services–SS & UW

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$7,894	$8,360
10/19	$9,431	$9,352
10/20	$11,146	$10,123
10/21	$13,431	$11,840
10/22	$7,990	$8,166
10/23	$8,763	$9,048
10/24	$10,875	$11,339

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.10%	2.89%	1.29%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Goldman Sachs Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38150B855-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A: GEMHX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$159	1.42%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,450	$10,000
10/23	$10,017	$9,466	$9,999
10/24	$12,480	$11,794	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Class A Excluding sale charges (Commenced December 6, 2022)	24.59%	12.34%
Class A Including sale charges (Commenced on December 6, 2022)	17.75%	9.06%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C440-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C: GEMLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$242	2.16%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,900	$10,000
10/23	$9,946	$9,847	$9,999
10/24	$12,302	$12,179	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Class C Excluding sale charges (Commenced December 6, 2022)	23.69%	11.50%
Class C Including sale charges (Commenced on December 6, 2022)	22.69%	11.50%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C432-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class: GEMJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.06%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$1,000,000	$1,000,000
10/23	$1,004,600	$999,900
10/24	$1,256,152	$1,271,773

Average Annual Total Returns (%)

	1 Year	Since Inception
Institutional (Commenced December 6, 2022)	25.04%	12.72%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C424-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class: GEMOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.16%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,033	$9,999
10/24	$12,532	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Investor (Commenced December 6, 2022)	24.91%	12.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C416-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6: GEMWX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.05%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,564	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Class R6 (Commenced December 6, 2022)	25.04%	12.73%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C382-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R: GEMQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$187	1.67%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$9,997	$9,999
10/24	$12,425	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Class R (Commenced December 6, 2022)	24.29%	12.08%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C390-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P: GEMPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$118	1.05%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Sector allocation overall contributed positively to the Fund’s relative performance.

  Stock selection in India, Taiwan and Brazil contributed most positively to relative results.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets ex-China Index position in Netweb Technologies, an India-based high-end computing solutions provider, boosted results. Its share price soared after the company’s net profit and revenue from operations jumped.

Top Detractors from Performance:

  Country allocation and individual stock selection overall detracted from the Fund’s relative results.

  Stock selection in South Korea, Mexico and Thailand detracted from the Fund’s results. An overweight to Mexico also hurt.

  The Fund’s top detractor was a new position in Hon Hai Precision, a Taiwanese electronics contract manufacturer. Its shares had doubled through the first six months of 2024, but we initiated the position in October 2024, and its stock price then moderated, likely reflecting some profit taking, as its results remained in line with consensus expectations.

  South Korea’s electronic equipment manufacturer Samsung Electronics detracted significantly. Its shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  A new position in SK Hynix, a South Korean memory chip maker and a key supplier to NVIDIA, dampened results. During the period the Fund held the position, its shares fell, hurt primarily by NVIDIA’s fluctuating performance near the end of the annual period.

Top Contributors

  Materials–SS & UW

  Financials–SS

  Health Care–SS & OW

Top Detractors

  Consumer Staples –SS & OW

  Consumer Discretionary–SS

  Industrials–SS

The above represents sectors.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,555	$12,718

Average Annual Total Returns (%)

	1 Year	Since Inception
Class P (Commenced December 6, 2022)	24.95%	12.69%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C374-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Class A: GEBAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.38%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,450	$10,000
10/18	$8,400	$7,938	$8,654
10/19	$9,974	$9,426	$9,680
10/20	$11,820	$11,170	$10,479
10/21	$14,128	$13,351	$12,256
10/22	$8,492	$8,025	$8,453
10/23	$9,154	$8,650	$9,366
10/24	$11,394	$10,767	$11,738

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced May 31, 2018)	24.47%	2.70%	2.05%
Class A Including sale charges (Commenced on May 31, 2018)	17.65%	1.54%	1.16%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C861-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Class C: GEBCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,900	$10,000
10/18	$8,370	$8,286	$8,654
10/19	$9,870	$9,771	$9,680
10/20	$11,610	$11,494	$10,479
10/21	$13,769	$13,632	$12,256
10/22	$8,222	$8,140	$8,453
10/23	$8,791	$8,703	$9,366
10/24	$10,852	$10,744	$11,738

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced May 31, 2018)	23.45%	1.91%	1.28%
Class C Including sale charges (Commenced on May 31, 2018)	22.45%	1.91%	1.28%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C853-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class: GEBIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.07%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$1,000,000	$1,000,000
10/18	$841,000	$865,400
10/19	$1,002,977	$968,036
10/20	$1,193,241	$1,047,899
10/21	$1,429,622	$1,225,623
10/22	$862,634	$845,312
10/23	$933,284	$936,606
10/24	$1,163,992	$1,173,755

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced May 31, 2018)	24.72%	3.02%	2.39%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C846-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class: GEBNX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,010	$9,680
10/20	$11,896	$10,479
10/21	$14,254	$12,256
10/22	$8,595	$8,453
10/23	$9,283	$9,366
10/24	$11,572	$11,738

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced May 31, 2018)	24.66%	2.94%	2.30%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C838-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6: GEBSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$119	1.06%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,030	$9,680
10/20	$11,933	$10,479
10/21	$14,308	$12,256
10/22	$8,629	$8,453
10/23	$9,336	$9,366
10/24	$11,640	$11,738

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced May 31, 2018)	24.68%	3.02%	2.39%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C812-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Class R: GEBRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.63%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,390	$8,654
10/19	$9,948	$9,680
10/20	$11,755	$10,479
10/21	$14,009	$12,256
10/22	$8,401	$8,453
10/23	$9,038	$9,366
10/24	$11,209	$11,738

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R (Commenced May 31, 2018)	24.02%	2.41%	1.79%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C820-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs ESG Emerging Markets Equity Fund

Class P: GEPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$119	1.06%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Top Contributors to Performance:

  Stock selection, sector allocation and country allocation overall contributed positively to the Fund’s relative results.

  Stock selection in India, Brazil and Taiwan contributed most positively. An overweight to India also helped.

  India’s online restaurant guide and food ordering platform Zomato was the Fund’s top relative contributor, successfully executing on its growth strategy by expanding its platform and sustaining profitability despite significant capital expenditures.

  An overweight in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing added value, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-MSCI Emerging Markets Index position in Brazil-based e-commerce platform Mercado Libre proved beneficial. Its gross merchandise volume growth surpassed consensus expectations, and the company improved its credit growth.

Top Detractors from Performance:

  Stock selection in South Korea and Mexico detracted from the Fund’s relative results. An overweight to Mexico and an underweight to South Africa also hurt.

  The Fund’s top detractor was South Korea’s electronic equipment manufacturer Samsung Electronics, whose shares fell on concerns around a weaker memory cycle going forward as demand recovery in the personal computer and mobile segments remained subdued. Competitive pressures from Chinese suppliers also weighed on the stock.

  WuXi AppTech, a China-based global pharmaceutical research and manufacturing organization, detracted. Its shares fell when the company was named in a draft U.S. Congress bill called the Biosecure Act to restrict federally-funded medical providers from using certain foreign adversary biotech companies. We sold the position.

  An overweight to LG Electronics, a South Korean conglomerate, hurt. Its shares fell after the company’s profits fell below its quarterly projections. Due to delayed recovery in consumer demand and intensifying competition, its appliances and TV business saw a decline in revenue on a year-over-year basis.

Top Contributors

  Materials–SS & UW

  Energy–UW

  Consumer Discretionary–SS & OW

Top Detractors

  Industrials–SS

  Utilities–SS & UW

  Information Technology–SS

The above represents sectors.

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
1/21/20	$10,000	$10,000
10/20	$10,828	$9,976
10/21	$12,985	$11,668
10/22	$7,831	$8,047
10/23	$8,473	$8,917
10/24	$10,567	$11,174

Average Annual Total Returns (%)

	1 Year	Since Inception
Class P (Commenced January 21, 2020)	24.71%	1.16%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	2.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C796-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Class A: GSIFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.17%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,034	$9,482	$9,993
10/16	$9,376	$8,860	$9,670
10/17	$11,559	$10,924	$11,937
10/18	$10,506	$9,928	$11,119
10/19	$12,327	$11,649	$12,347
10/20	$12,735	$12,035	$11,500
10/21	$18,358	$17,348	$15,430
10/22	$13,860	$13,098	$11,881
10/23	$15,387	$14,541	$13,592
10/24	$18,486	$17,470	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.14%	8.43%	6.33%
Class A Including sale charges	13.55%	7.22%	5.73%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W596-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Class C: GSICX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.92%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,958	$9,858	$9,993
10/16	$9,232	$9,140	$9,670
10/17	$11,300	$11,187	$11,937
10/18	$10,194	$10,092	$11,119
10/19	$11,875	$11,756	$12,347
10/20	$12,175	$12,053	$11,500
10/21	$17,420	$17,246	$15,430
10/22	$13,051	$12,921	$11,881
10/23	$14,388	$14,244	$13,592
10/24	$17,150	$16,979	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.20%	7.62%	5.54%
Class C Including sale charges	18.19%	7.62%	5.54%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38142B328-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Institutional Class: GSIEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.86%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,007,400	$999,300
10/16	$944,639	$967,023
10/17	$1,169,274	$1,193,693
10/18	$1,066,846	$1,111,925
10/19	$1,256,318	$1,234,681
10/20	$1,301,922	$1,149,982
10/21	$1,882,839	$1,543,046
10/22	$1,425,874	$1,188,145
10/23	$1,588,852	$1,359,238
10/24	$1,914,566	$1,671,455

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	20.50%	8.78%	6.71%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W448-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Service Class: GSISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$150	1.36%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,019	$9,993
10/16	$9,350	$9,670
10/17	$11,516	$11,937
10/18	$10,463	$11,119
10/19	$12,263	$12,347
10/20	$12,652	$11,500
10/21	$18,206	$15,430
10/22	$13,720	$11,881
10/23	$15,206	$13,592
10/24	$18,234	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	19.91%	8.25%	6.19%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W430-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Investor Class: GIRNX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.92%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,056	$9,993
10/16	$9,416	$9,670
10/17	$11,642	$11,937
10/18	$10,603	$11,119
10/19	$12,474	$12,347
10/20	$12,919	$11,500
10/21	$18,670	$15,430
10/22	$14,133	$11,881
10/23	$15,732	$13,592
10/24	$18,947	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	20.44%	8.71%	6.59%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38145C588-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Class R6: GSIWX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,668	$10,944
10/17	$13,207	$13,509
10/18	$12,053	$12,584
10/19	$14,193	$13,973
10/20	$14,710	$13,015
10/21	$21,278	$17,463
10/22	$16,114	$13,446
10/23	$17,954	$15,383
10/24	$21,643	$18,916

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	20.55%	8.80%	9.29%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	7.61%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38148U486-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity ESG Fund

Class P: GTFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an underweight to France; and stock selection in the U.K. contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to France-based electrical power products manufacturer Schneider Electric proved beneficial. Its stock rose on repeatedly reporting above-consensus earnings and strong organic growth on the back of supplying key electrical products and components to artificial intelligence data centers.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Stock selection in Finland, Germany and Italy detracted from the Fund’s relative results. An overweight to Finland and underweights to Germany and Italy also hurt.

  The Fund’s top detractor was Finland-based renewable diesel manufacturer Neste, whose shares fell on headwinds from reduced demand and delays in its Singapore facility and strikes in Finland. Its revenue and earnings per share declined, and the company announced a deep margin guidance cut. We sold the position.

  Shiseido, a Japanese cosmetics developer, detracted. The company suffered from lower demand from China—leading to a cut in its full year profit forecast for 2023 and earnings that missed consensus estimates in 2024.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

Top Contributors

  Materials–SS & UW

  Health Care–SS

  Utilities–SS & OW

Top Detractors

  Financials–SS

  Consumer Staples–SS & OW

  Energy–SS

The above represents sectors.

Goldman Sachs International Equity ESG Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,748	$9,027
10/19	$10,299	$10,024
10/20	$10,678	$9,336
10/21	$15,445	$12,527
10/22	$11,699	$9,646
10/23	$13,032	$11,035
10/24	$15,709	$13,569

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.54%	8.80%	7.14%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Goldman Sachs International Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38150B152-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Class A: GSAKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.16%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,943	$9,396	$9,993
10/16	$9,277	$8,767	$9,670
10/17	$11,446	$10,816	$11,937
10/18	$10,647	$10,061	$11,119
10/19	$12,451	$11,767	$12,347
10/20	$11,049	$10,442	$11,500
10/21	$14,814	$13,999	$15,430
10/22	$12,568	$11,877	$11,881
10/23	$14,878	$14,060	$13,592
10/24	$18,199	$17,198	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.32%	7.88%	6.16%
Class A Including sale charges	15.58%	6.66%	5.56%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N502-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Class C: GSCKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$211	1.91%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,867	$9,768	$9,993
10/16	$9,139	$9,047	$9,670
10/17	$11,190	$11,078	$11,937
10/18	$10,340	$10,237	$11,119
10/19	$11,996	$11,876	$12,347
10/20	$10,567	$10,461	$11,500
10/21	$14,056	$13,916	$15,430
10/22	$11,841	$11,723	$11,881
10/23	$13,916	$13,776	$13,592
10/24	$16,884	$16,715	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.33%	7.07%	5.37%
Class C Including sale charges	20.30%	7.07%	5.37%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N700-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Institutional Class: GSIKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.83%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$998,500	$999,300
10/16	$935,295	$967,023
10/17	$1,158,643	$1,193,693
10/18	$1,082,289	$1,111,925
10/19	$1,269,417	$1,234,681
10/20	$1,131,177	$1,149,982
10/21	$1,520,868	$1,543,046
10/22	$1,294,715	$1,188,145
10/23	$1,538,121	$1,359,238
10/24	$1,888,043	$1,671,455

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	22.75%	8.25%	6.56%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N809-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Investor Class: GSTKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.91%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,968	$9,993
10/16	$9,325	$9,670
10/17	$11,540	$11,937
10/18	$10,762	$11,119
10/19	$12,614	$12,347
10/20	$11,224	$11,500
10/21	$15,068	$15,430
10/22	$12,822	$11,881
10/23	$15,219	$13,592
10/24	$18,659	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	22.60%	8.13%	6.43%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N444-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Class R6: GSUKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.82%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,599	$10,944
10/17	$13,133	$13,509
10/18	$12,264	$12,584
10/19	$14,399	$13,973
10/20	$12,822	$13,015
10/21	$17,248	$17,463
10/22	$14,680	$13,446
10/23	$17,444	$15,383
10/24	$21,408	$18,916

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	22.72%	8.25%	9.16%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	7.61%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38148U478-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Class R: GSRKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$155	1.40%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,916	$9,993
10/16	$9,233	$9,670
10/17	$11,355	$11,937
10/18	$10,539	$11,119
10/19	$12,292	$12,347
10/20	$10,882	$11,500
10/21	$14,540	$15,430
10/22	$12,307	$11,881
10/23	$14,539	$13,592
10/24	$17,739	$16,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	22.01%	7.60%	5.89%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N451-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs International Equity Income Fund

Class P: GSNPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.82%

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Top Contributors to Performance:

  Stock selection and country allocation contributed positively to the Fund’s relative results.

  An out-of-MSCI EAFE Index (Index) allocation to Taiwan; stock selection in and an overweight to Italy; and stock selection in and an underweight to Japan contributed most positively.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was the Fund’s top relative contributor, benefitting from greater demand for high computing chips and remaining at full capacity utilization rates on these advanced chips.

  An out-of-Index position in U.K.-based packaging solutions business DS Smith added value. Its shares rose on multiple bids to be acquired. Ultimately, DS Smith is set to be acquired by International Paper in early 2025.

  An overweight to German telecommunication services company Deutsche Telekom, a new position for the Fund, proved beneficial. Its stock rose on strong earnings results.

Top Detractors from Performance:

  Sector allocation detracted from the Fund’s relative results. So, too, did a value bias and a defensive portfolio when growth stocks outperformed and the Index rallied.

  Stock selection in Switzerland, Australia and the U.K. detracted from the Fund’s relative results. Underweights to Switzerland and Australia also hurt.

  The Fund’s top detractor was BP, a U.K. oil and gas company. Its shares fell in line with the broad energy sector as oil prices declined. Also, BP reported weak refining margins and lower oil trading. We sold the position.

  An overweight to Swiss food and drink processing conglomerate Nestle hurt. The company reported weak earnings in part due to lower consumer demand in Europe. It also saw a Chief Executive Officer change that took effect September 1, 2024.

  Vinci, a French infrastructure company for transportation, energy and construction industries, detracted. High domestic revenue exposure companies suffered most from French market volatility due to the snap legislative election, as they would be most susceptible to increased tax under a potential new right-wing government.

Top Contributors

  Materials–SS

  Information Technology–SS

  Utilities–SS

Top Detractors

  Industrials–SS & UW

  Energy–OW

  Health Care–SS

The above represents sectors.

Goldman Sachs International Equity Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,924	$9,027
10/19	$10,471	$10,024
10/20	$9,328	$9,336
10/21	$12,551	$12,527
10/22	$10,681	$9,646
10/23	$12,693	$11,035
10/24	$15,579	$13,569

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	22.74%	8.26%	7.00%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Goldman Sachs International Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38150B269-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Class A: GLCGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	0.89%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,796	$10,202	$10,918	$10,486
10/16	$11,004	$10,399	$11,167	$10,933
10/17	$14,318	$13,530	$14,485	$13,520
10/18	$15,313	$14,471	$16,036	$14,464
10/19	$17,040	$16,103	$18,778	$16,511
10/20	$21,116	$19,955	$24,265	$18,306
10/21	$30,131	$28,473	$34,750	$26,270
10/22	$22,818	$21,563	$26,201	$21,967
10/23	$25,809	$24,390	$31,167	$24,050
10/24	$37,424	$35,365	$44,808	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	45.00%	17.02%	14.10%
Class A Including sale charges	37.05%	15.70%	13.45%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B435-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Class C: GLCCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.64%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,712	$10,605	$10,918	$10,486
10/16	$10,839	$10,731	$11,167	$10,933
10/17	$14,000	$13,860	$14,485	$13,520
10/18	$14,865	$14,717	$16,036	$14,464
10/19	$16,414	$16,250	$18,778	$16,511
10/20	$20,196	$19,994	$24,265	$18,306
10/21	$28,596	$28,310	$34,750	$26,270
10/22	$21,493	$21,278	$26,201	$21,967
10/23	$24,132	$23,891	$31,167	$24,050
10/24	$34,731	$34,384	$44,808	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	43.92%	16.15%	13.25%
Class C Including sale charges	42.81%	16.15%	13.25%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B260-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class: GCGIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.53%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,084,100	$1,091,800	$1,048,600
10/16	$1,109,685	$1,116,693	$1,093,270
10/17	$1,449,581	$1,448,463	$1,352,047
10/18	$1,556,560	$1,603,593	$1,446,420
10/19	$1,738,678	$1,877,807	$1,651,089
10/20	$2,163,089	$2,426,503	$1,830,562
10/21	$3,097,111	$3,474,994	$2,627,040
10/22	$2,353,804	$2,620,146	$2,196,731
10/23	$2,671,803	$3,116,663	$2,404,981
10/24	$3,889,077	$4,480,827	$3,320,557

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	45.56%	17.45%	14.53%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B385-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Service Class: GSCLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$126	1.03%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,788	$10,918	$10,486
10/16	$10,985	$11,167	$10,933
10/17	$14,285	$14,485	$13,520
10/18	$15,260	$16,036	$14,464
10/19	$16,961	$18,778	$16,511
10/20	$20,989	$24,265	$18,306
10/21	$29,910	$34,750	$26,270
10/22	$22,624	$26,201	$21,967
10/23	$25,545	$31,167	$24,050
10/24	$37,004	$44,808	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	44.86%	16.87%	13.97%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B377-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Investor Class: GLCTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	0.64%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,821	$10,918	$10,486
10/16	$11,057	$11,167	$10,933
10/17	$14,422	$14,485	$13,520
10/18	$15,464	$16,036	$14,464
10/19	$17,252	$18,778	$16,511
10/20	$21,434	$24,265	$18,306
10/21	$30,657	$34,750	$26,270
10/22	$23,268	$26,201	$21,967
10/23	$26,389	$31,167	$24,050
10/24	$38,364	$44,808	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	45.38%	17.31%	14.38%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N592-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Class R6: GLCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.52%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Growth Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,983	$9,949	$9,880
10/16	$10,221	$10,176	$10,301
10/17	$13,352	$13,199	$12,739
10/18	$14,336	$14,613	$13,628
10/19	$16,016	$17,111	$15,557
10/20	$19,931	$22,111	$17,248
10/21	$28,539	$31,666	$24,752
10/22	$21,698	$23,876	$20,698
10/23	$24,627	$28,401	$22,660
10/24	$35,848	$40,831	$31,287

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	45.56%	17.46%	14.78%
Russell 1000® Growth Index	43.77%	18.98%	16.40%
Russell 1000® Index	38.07%	14.98%	13.10%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38147X523-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Class R: GLCRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$139	1.14%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,772	$10,918	$10,486
10/16	$10,951	$11,167	$10,933
10/17	$14,215	$14,485	$13,520
10/18	$15,166	$16,036	$14,464
10/19	$16,832	$18,778	$16,511
10/20	$20,807	$24,265	$18,306
10/21	$29,615	$34,750	$26,270
10/22	$22,371	$26,201	$21,967
10/23	$25,234	$31,167	$24,050
10/24	$36,512	$44,808	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	44.69%	16.73%	13.82%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N618-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Growth Insights Fund

Class P: GMZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$64	0.52%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and information technology sectors contributed positively to the Fund’s performance versus the Russell 1000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Dell Technologies and Burlington Stores. An underweight in Adobe was also advantageous.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models and Market Themes & Trends investment themes led to the Fund’s overweight in off-price retailer Burlington Stores.

  The Fund was underweight software company Adobe based primarily on our High Quality Business Models investment theme.

Top Detractors from Performance:

  The Fund was held back by stock selection in the materials, financials and consumer staples sectors.

  Among individual stock positions, an underweight in NVIDIA detracted from relative returns. Overweights in Dropbox and Five Below also hurt performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely because of our High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme drove the Fund’s overweight in Dropbox, which designs and develops document management software.

  The Fund’s overweight in specialty value retailer Five Below was mostly the result of the High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

Top Detractors

  Fundamental Mispricings

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Growth Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$10,025	$10,366	$10,193
10/19	$11,199	$12,139	$11,635
10/20	$13,934	$15,685	$12,900
10/21	$19,954	$22,463	$18,513
10/22	$15,165	$16,937	$15,480
10/23	$17,220	$20,147	$16,948
10/24	$25,064	$28,965	$23,400

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	45.55%	17.46%	15.06%
Russell 1000® Growth Index	43.77%	18.98%	17.63%
Russell 1000® Index	38.07%	14.98%	13.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Growth Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Goldman Sachs Large Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38150B541-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Class A: GCVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,182	$9,622	$10,053	$10,486
10/16	$10,524	$9,945	$10,693	$10,933
10/17	$12,998	$12,283	$12,595	$13,520
10/18	$13,495	$12,753	$12,976	$14,464
10/19	$14,210	$13,429	$14,431	$16,511
10/20	$13,022	$12,306	$13,338	$18,306
10/21	$18,605	$17,581	$19,175	$26,270
10/22	$17,596	$16,629	$17,833	$21,967
10/23	$17,514	$16,550	$17,856	$24,050
10/24	$22,866	$21,608	$23,388	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	30.56%	9.97%	8.62%
Class A Including sale charges	23.37%	8.73%	8.00%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V225-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Class C: GCVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,111	$10,010	$10,053	$10,486
10/16	$10,371	$10,267	$10,693	$10,933
10/17	$12,714	$12,586	$12,595	$13,520
10/18	$13,095	$12,964	$12,976	$14,464
10/19	$13,688	$13,551	$14,431	$16,511
10/20	$12,449	$12,325	$13,338	$18,306
10/21	$17,660	$17,483	$19,175	$26,270
10/22	$16,575	$16,410	$17,833	$21,967
10/23	$16,376	$16,213	$17,856	$24,050
10/24	$21,219	$21,007	$23,388	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.57%	9.15%	7.81%
Class C Including sale charges	28.54%	9.15%	7.81%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V191-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Institutional Class: GCVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,022,400	$1,005,300	$1,048,600
10/16	$1,060,229	$1,069,338	$1,093,270
10/17	$1,314,896	$1,259,466	$1,352,047
10/18	$1,370,384	$1,297,628	$1,446,420
10/19	$1,448,222	$1,443,092	$1,651,089
10/20	$1,332,364	$1,333,850	$1,830,562
10/21	$1,910,611	$1,917,542	$2,627,040
10/22	$1,813,552	$1,783,314	$2,196,731
10/23	$1,811,738	$1,785,633	$2,404,981
10/24	$2,374,645	$2,338,822	$3,320,557

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	31.07%	10.38%	9.03%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V183-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Service Class: GCLSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$122	1.06%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,177	$10,053	$10,486
10/16	$10,506	$10,693	$10,933
10/17	$12,961	$12,595	$13,520
10/18	$13,440	$12,976	$14,464
10/19	$14,138	$14,431	$16,511
10/20	$12,942	$13,338	$18,306
10/21	$18,466	$19,175	$26,270
10/22	$17,441	$17,833	$21,967
10/23	$17,333	$17,856	$24,050
10/24	$22,600	$23,388	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	30.39%	9.82%	8.49%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V175-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Investor Class: GCVTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,214	$10,053	$10,486
10/16	$10,580	$10,693	$10,933
10/17	$13,097	$12,595	$13,520
10/18	$13,630	$12,976	$14,464
10/19	$14,386	$14,431	$16,511
10/20	$13,219	$13,338	$18,306
10/21	$18,935	$19,175	$26,270
10/22	$17,956	$17,833	$21,967
10/23	$17,917	$17,856	$24,050
10/24	$23,450	$23,388	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	30.88%	10.25%	8.89%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N626-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Class R6: GCVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,859	$9,809	$9,880
10/16	$10,231	$10,434	$10,301
10/17	$12,691	$12,289	$12,739
10/18	$13,223	$12,661	$13,628
10/19	$13,981	$14,081	$15,557
10/20	$12,864	$13,015	$17,248
10/21	$18,449	$18,710	$24,752
10/22	$17,514	$17,400	$20,698
10/23	$17,498	$17,423	$22,660
10/24	$22,931	$22,821	$31,287

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	31.05%	10.39%	9.37%
Russell 1000® Value Index	30.98%	10.13%	9.32%
Russell 1000® Index	38.07%	14.98%	13.10%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38147X515-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Class R: GCVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,156	$10,053	$10,486
10/16	$10,469	$10,693	$10,933
10/17	$12,897	$12,595	$13,520
10/18	$13,356	$12,976	$14,464
10/19	$14,025	$14,431	$16,511
10/20	$12,819	$13,338	$18,306
10/21	$18,276	$19,175	$26,270
10/22	$17,241	$17,833	$21,967
10/23	$17,115	$17,856	$24,050
10/24	$22,294	$23,388	$33,206

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	30.26%	9.70%	8.34%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N634-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Large Cap Value Insights Fund

Class P: GMXPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$64	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, information technology and materials sectors added to the Fund’s performance versus the Russell 1000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from an underweight in Intel as well as from overweights in Dell Technologies and D.R. Horton.

  Our High Quality Business Models investment theme was the primary reason for the Fund’s underweight in Intel, a maker of microprocessors and semiconductor chips.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was largely due to our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in home construction company D.R. Horton was mainly due to our High Quality Business Models and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the industrials sector and, to a lesser extent, the consumer discretionary and energy sectors detracted from the Fund’s relative results.

  Among individual stock positions, the Fund was hampered by an underweight in General Electric. Overweights in Lear and Globe Life also detracted from relative performance.

  The underweight in General Electric, a diversified industrial conglomerate, was driven primarily by our High Quality Business Models investment theme.

  The High Quality Business Models investment theme led to the Fund’s overweight in Lear, which manufactures automotive seating and electrical systems.

  The Fundamental Mispricings and Sentiment Analysis investment themes resulted in the Fund’s overweight in life and supplement health insurance provider Globe Life.

Top Contributors

  Fundamental Mispricings

  High Quality Business Models

Top Detractors

  Sentiment Analysis

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Large Cap Value Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,923	$9,999	$10,193
10/19	$10,493	$11,120	$11,635
10/20	$9,654	$10,278	$12,900
10/21	$13,848	$14,776	$18,513
10/22	$13,146	$13,742	$15,480
10/23	$13,134	$13,759	$16,948
10/24	$17,214	$18,022	$23,400

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	31.06%	10.39%	8.64%
Russell 1000® Value Index	30.98%	10.13%	9.41%
Russell 1000® Index	38.07%	14.98%	13.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Goldman Sachs Large Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38150B525-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Class A: GCSAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.20%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,466	$9,890	$10,034	$10,449
10/16	$10,827	$10,232	$10,446	$10,892
10/17	$13,628	$12,878	$13,356	$13,504
10/18	$14,162	$13,383	$13,603	$14,395
10/19	$14,961	$14,138	$14,269	$16,337
10/20	$13,433	$12,695	$14,249	$17,995
10/21	$20,718	$19,579	$21,488	$25,895
10/22	$17,064	$16,125	$17,504	$21,617
10/23	$16,272	$15,377	$16,006	$23,429
10/24	$22,786	$21,532	$21,459	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	40.03%	8.77%	8.58%
Class A Including sale charges	32.32%	7.55%	7.97%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V506-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Class C: GCSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$233	1.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,389	$10,285	$10,034	$10,449
10/16	$10,661	$10,555	$10,446	$10,892
10/17	$13,319	$13,186	$13,356	$13,504
10/18	$13,740	$13,603	$13,603	$14,395
10/19	$14,408	$14,264	$14,269	$16,337
10/20	$12,844	$12,716	$14,249	$17,995
10/21	$19,655	$19,458	$21,488	$25,895
10/22	$16,070	$15,909	$17,504	$21,617
10/23	$15,213	$15,061	$16,006	$23,429
10/24	$21,140	$20,929	$21,459	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	38.96%	7.96%	7.77%
Class C Including sale charges	37.96%	7.96%	7.77%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V704-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class: GCSIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.84%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,051,300	$1,003,400	$1,044,900
10/16	$1,091,039	$1,044,640	$1,089,204
10/17	$1,379,510	$1,335,572	$1,350,395
10/18	$1,439,105	$1,360,280	$1,439,521
10/19	$1,525,883	$1,426,934	$1,633,712
10/20	$1,375,736	$1,424,936	$1,799,534
10/21	$2,128,676	$2,148,803	$2,589,529
10/22	$1,760,202	$1,750,415	$2,161,739
10/23	$1,684,866	$1,600,580	$2,342,893
10/24	$2,367,405	$2,145,897	$3,229,912

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	40.51%	9.17%	8.99%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V803-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Service Class: GCSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$161	1.34%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,456	$10,034	$10,449
10/16	$10,800	$10,446	$10,892
10/17	$13,583	$13,356	$13,504
10/18	$14,101	$13,603	$14,395
10/19	$14,879	$14,269	$16,337
10/20	$13,344	$14,249	$17,995
10/21	$20,557	$21,488	$25,895
10/22	$16,912	$17,504	$21,617
10/23	$16,107	$16,006	$23,429
10/24	$22,513	$21,459	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	39.77%	8.62%	8.45%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V886-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Investor Class: GDSTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	0.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,499	$10,034	$10,449
10/16	$10,881	$10,446	$10,892
10/17	$13,734	$13,356	$13,504
10/18	$14,310	$13,603	$14,395
10/19	$15,154	$14,269	$16,337
10/20	$13,642	$14,249	$17,995
10/21	$21,091	$21,488	$25,895
10/22	$17,417	$17,504	$21,617
10/23	$16,654	$16,006	$23,429
10/24	$23,373	$21,459	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	40.34%	9.04%	8.85%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N576-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Class R6: GCSUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,812	$9,414	$9,843
10/16	$10,187	$9,801	$10,260
10/17	$12,881	$12,530	$12,721
10/18	$13,442	$12,762	$13,560
10/19	$14,255	$13,388	$15,390
10/20	$12,852	$13,369	$16,952
10/21	$19,898	$20,160	$24,393
10/22	$16,455	$16,423	$20,364
10/23	$15,748	$15,017	$22,070
10/24	$22,132	$20,133	$30,426

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	40.54%	9.19%	8.95%
Russell 2000® Index	34.07%	8.49%	7.85%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38147X499-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Class R: GDSRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$174	1.45%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,445	$10,034	$10,449
10/16	$10,771	$10,446	$10,892
10/17	$13,528	$13,356	$13,504
10/18	$14,023	$13,603	$14,395
10/19	$14,774	$14,269	$16,337
10/20	$13,234	$14,249	$17,995
10/21	$20,358	$21,488	$25,895
10/22	$16,728	$17,504	$21,617
10/23	$15,919	$16,006	$23,429
10/24	$22,222	$21,459	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	39.60%	8.50%	8.31%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N584-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Equity Insights Fund

Class P: GMAPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and health care sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Among individual stock positions, the Fund was aided by overweights in Viking Therapeutics, Super Micro Computer and Lumen Technologies.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis and High Quality Business Models investment themes.

  The Sentiment Analysis and High Quality Business Models investment themes led to the Fund’s overweight in Super Micro Computer, which develops and manufactures high performance server and storage solutions.

  The Fund was overweight telecommunications company Lumen Technologies due primarily to our Sentiment Analysis investment theme.

Top Detractors from Performance:

  Stock selection in only two sectors—consumer discretionary and real estate—detracted from the Fund’s performance on a relative basis.

  In terms of individual stock positions, the Fund was hurt by overweights in Coursera, Goodyear Tire & Rubber and Nordic American Tankers.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in tire manufacturer Goodyear Tire & Rubber was mainly because of our High Quality Business Models investment theme.

  Our Market Themes & Trends and High Quality Business Models investment themes were largely responsible for the Fund’s overweight in shipping company Nordic American Tankers.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,838	$9,732	$10,159
10/19	$10,434	$10,209	$11,529
10/20	$9,408	$10,195	$12,700
10/21	$14,561	$15,373	$18,275
10/22	$12,040	$12,523	$15,256
10/23	$11,527	$11,451	$16,534
10/24	$16,195	$15,353	$22,794

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	40.49%	9.18%	7.64%
Russell 2000® Index	34.07%	8.49%	6.76%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Equity Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Goldman Sachs Small Cap Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38150B368-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Class A: GSAOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.20%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,595	$10,012	$10,352	$10,449
10/16	$10,556	$9,975	$10,301	$10,892
10/17	$13,673	$12,921	$13,495	$13,504
10/18	$14,476	$13,679	$14,052	$14,395
10/19	$15,293	$14,452	$14,951	$16,337
10/20	$15,148	$14,315	$16,950	$17,995
10/21	$21,588	$20,400	$23,468	$25,895
10/22	$16,033	$15,151	$17,361	$21,617
10/23	$15,368	$14,522	$16,037	$23,429
10/24	$21,747	$20,551	$21,889	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	41.51%	7.28%	8.07%
Class A Including sale charges	33.77%	6.08%	7.46%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H225-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Class C: GSCOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$234	1.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,518	$10,413	$10,352	$10,449
10/16	$10,398	$10,294	$10,301	$10,892
10/17	$13,374	$13,240	$13,495	$13,504
10/18	$14,047	$13,906	$14,052	$14,395
10/19	$14,738	$14,590	$14,951	$16,337
10/20	$14,487	$14,342	$16,950	$17,995
10/21	$20,495	$20,290	$23,468	$25,895
10/22	$15,066	$14,915	$17,361	$21,617
10/23	$14,343	$14,199	$16,037	$23,429
10/24	$20,132	$19,930	$21,889	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	40.36%	6.43%	7.24%
Class C Including sale charges	39.36%	6.43%	7.24%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H191-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class: GSIOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.84%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,063,900	$1,035,200	$1,044,900
10/16	$1,064,006	$1,030,128	$1,089,204
10/17	$1,383,634	$1,349,467	$1,350,395
10/18	$1,470,249	$1,405,200	$1,439,521
10/19	$1,559,641	$1,495,133	$1,633,712
10/20	$1,550,595	$1,695,032	$1,799,534
10/21	$2,217,971	$2,346,772	$2,589,529
10/22	$1,652,832	$1,736,142	$2,161,739
10/23	$1,590,355	$1,603,674	$2,342,893
10/24	$2,257,986	$2,188,855	$3,229,912

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	41.98%	7.67%	8.48%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H183-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Investor Class: GSTOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$115	0.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,623	$10,352	$10,449
10/16	$10,607	$10,301	$10,892
10/17	$13,775	$13,495	$13,504
10/18	$14,620	$14,052	$14,395
10/19	$15,487	$14,951	$16,337
10/20	$15,375	$16,950	$17,995
10/21	$21,970	$23,468	$25,895
10/22	$16,348	$17,361	$21,617
10/23	$15,718	$16,037	$23,429
10/24	$22,287	$21,889	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	41.79%	7.54%	8.34%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N535-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Class R6: GINUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,597	$9,150	$9,843
10/16	$9,604	$9,105	$10,260
10/17	$12,490	$11,928	$12,721
10/18	$13,270	$12,420	$13,560
10/19	$14,077	$13,215	$15,390
10/20	$13,997	$14,982	$16,952
10/21	$20,025	$20,743	$24,393
10/22	$14,929	$15,346	$20,364
10/23	$14,365	$14,175	$22,070
10/24	$20,398	$19,347	$30,426

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	42.00%	7.69%	8.00%
Russell 2000® Growth Index	36.49%	7.91%	7.38%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38147X481-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Class R: GSROX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$175	1.45%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,567	$10,352	$10,449
10/16	$10,500	$10,301	$10,892
10/17	$13,572	$13,495	$13,504
10/18	$14,329	$14,052	$14,395
10/19	$15,106	$14,951	$16,337
10/20	$14,920	$16,950	$17,995
10/21	$21,216	$23,468	$25,895
10/22	$15,717	$17,361	$21,617
10/23	$15,021	$16,037	$23,429
10/24	$21,208	$21,889	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	41.19%	7.01%	7.80%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N543-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Growth Insights Fund

Class P: GSZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s returns versus the Russell 2000® Growth Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Viking Therapeutics, IES Holdings and Super Micro Computer.

  Our High Quality Business Models and Sentiment Analysis investment themes largely drove the Fund’s overweight in Viking Therapeutics, a clinical stage biopharmaceutical company.

  The Fund’s overweight in IES Holdings, a provider of electro-mechanical solutions for industrial operations, was primarily due to our Sentiment Analysis investment theme.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance server and storage solutions, mostly because of our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary sector and, to a lesser extent, the real estate and communication services sectors detracted from the Fund’s relative performance.

  Among individual stocks, the Fund was hurt by an overweight in Coursera as well as by underweights in Cytokinetics and Insmed.

  The Fund’s overweight in online learning platform Coursera was mainly the result of our High Quality Business Models and Sentiment Analysis investment themes.

  Our Market Themes & Trends and High Quality Business Models investment themes led to the Fund’s underweight in Cytokinetics, a biopharmaceutical company concentrating on new medicines for diseases of impaired muscle function.

  The Fund was underweight Insmed, a biopharmaceutical company focused on rare and serious diseases, primarily because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Market Themes & Trends

Top Detractors

  Fundamental Mispricings

The above represents investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Growth Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,831	$9,680	$10,159
10/19	$10,429	$10,300	$11,529
10/20	$10,369	$11,677	$12,700
10/21	$14,835	$16,166	$18,275
10/22	$11,055	$11,960	$15,256
10/23	$10,642	$11,047	$16,534
10/24	$15,107	$15,078	$22,794

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	41.96%	7.68%	6.50%
Russell 2000® Growth Index	36.49%	7.91%	6.47%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Goldman Sachs Small Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38150B350-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Class A: GSATX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$141	1.20%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,053	$9,500	$9,712	$10,449
10/16	$10,858	$10,261	$10,568	$10,892
10/17	$13,462	$12,722	$13,189	$13,504
10/18	$13,742	$12,986	$13,112	$14,395
10/19	$14,347	$13,558	$13,534	$16,337
10/20	$11,975	$11,317	$11,650	$17,995
10/21	$19,729	$18,644	$19,141	$25,895
10/22	$17,821	$16,841	$17,087	$21,617
10/23	$16,517	$15,608	$15,390	$23,429
10/24	$22,425	$21,192	$20,280	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	35.77%	9.33%	8.41%
Class A Including sale charges	28.31%	8.11%	7.80%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H282-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Class C: GSCTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$229	1.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$9,979	$9,879	$9,712	$10,449
10/16	$10,694	$10,588	$10,568	$10,892
10/17	$13,164	$13,032	$13,189	$13,504
10/18	$13,336	$13,203	$13,112	$14,395
10/19	$13,826	$13,687	$13,534	$16,337
10/20	$11,455	$11,340	$11,650	$17,995
10/21	$18,727	$18,540	$19,141	$25,895
10/22	$16,793	$16,625	$17,087	$21,617
10/23	$15,448	$15,293	$15,390	$23,429
10/24	$20,820	$20,612	$20,280	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	34.78%	8.52%	7.60%
Class C Including sale charges	33.75%	8.52%	7.60%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H266-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Institutional Class: GSITX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.84%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,009,300	$971,200	$1,044,900
10/16	$1,094,485	$1,056,763	$1,089,204
10/17	$1,362,524	$1,318,946	$1,350,395
10/18	$1,396,042	$1,311,164	$1,439,521
10/19	$1,463,192	$1,353,383	$1,633,712
10/20	$1,225,716	$1,164,992	$1,799,534
10/21	$2,026,966	$1,914,082	$2,589,529
10/22	$1,838,053	$1,708,701	$2,161,739
10/23	$1,709,757	$1,539,027	$2,342,893
10/24	$2,329,544	$2,027,976	$3,229,912

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	36.25%	9.74%	8.82%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H241-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Investor Class: GTTTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$112	0.95%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,076	$9,712	$10,449
10/16	$10,911	$10,568	$10,892
10/17	$13,563	$13,189	$13,504
10/18	$13,879	$13,112	$14,395
10/19	$14,530	$13,534	$16,337
10/20	$12,153	$11,650	$17,995
10/21	$20,072	$19,141	$25,895
10/22	$18,178	$17,087	$21,617
10/23	$16,892	$15,390	$23,429
10/24	$22,996	$20,280	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	36.13%	9.60%	8.67%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N550-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Class R6: GTTUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,836	$9,694	$9,843
10/16	$10,666	$10,548	$10,260
10/17	$13,278	$13,165	$12,721
10/18	$13,609	$13,087	$13,560
10/19	$14,266	$13,509	$15,390
10/20	$11,954	$11,628	$16,952
10/21	$19,767	$19,105	$24,393
10/22	$17,926	$17,055	$20,364
10/23	$16,677	$15,362	$22,070
10/24	$22,726	$20,242	$30,426

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	36.27%	9.75%	9.27%
Russell 2000® Value Index	31.77%	8.42%	7.91%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38147X473-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Class R: GTTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$171	1.45%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,027	$9,712	$10,449
10/16	$10,803	$10,568	$10,892
10/17	$13,360	$13,189	$13,504
10/18	$13,605	$13,112	$14,395
10/19	$14,168	$13,534	$16,337
10/20	$11,796	$11,650	$17,995
10/21	$19,382	$19,141	$25,895
10/22	$17,467	$17,087	$21,617
10/23	$16,147	$15,390	$23,429
10/24	$21,872	$20,280	$32,299

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	35.46%	9.06%	8.13%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N568-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Small Cap Value Insights Fund

Class P: GSXPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$98	0.83%

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the industrials, communication services and information technology sectors added to the Fund’s returns versus the Russell 2000® Value Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweights in Lumen Technologies, Viking Therapeutics and Powell Industries.

  The Fund’s overweight in telecommunications company Lumen Technologies was driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was mainly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  Our Market Themes & Trends investment theme led to the overweight in Powell Industries, which develops and manufactures custom-engineered equipment and systems for electric energy distribution, control and monitoring.

Top Detractors from Performance:

  Stock selection in only two sectors—real estate and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of stock positions, the Fund was hindered by its overweights in Service Properties Trust, Goodyear Tire & Rubber and Coursera.

  Our Fundamental Mispricings investment theme was primarily responsible for the Fund’s overweight in Service Properties Trust, a real estate investment trust that specializes in hospitality and travel services-focused properties.

  The overweight in online learning platform Coursera was mostly due to our High Quality Business Models investment theme.

  The Fund was overweight tire manufacturer Goodyear Tire & Rubber largely because of our High Quality Business Models and Sentiment Analysis investment themes.

Top Contributors

  Sentiment Analysis

  High Quality Business Models

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

The above represents investment themes.

Goldman Sachs Small Cap Value Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Value Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,763	$9,787	$10,159
10/19	$10,234	$10,102	$11,529
10/20	$8,574	$8,696	$12,700
10/21	$14,177	$14,287	$18,275
10/22	$12,856	$12,754	$15,256
10/23	$11,960	$11,488	$16,534
10/24	$16,300	$15,138	$22,794

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	36.29%	9.75%	7.75%
Russell 2000® Value Index	31.77%	8.42%	6.53%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Goldman Sachs Small Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38150B335-AR-1024     Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Class A: GSSQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
11/1/14	$10,000	$9,450	$10,000
10/15	$10,386	$9,815	$10,520
10/16	$10,620	$10,036	$10,994
10/17	$13,475	$12,734	$13,592
10/18	$14,274	$13,489	$14,591
10/19	$15,414	$14,566	$16,682
10/20	$16,966	$16,033	$18,302
10/21	$23,966	$22,648	$26,156
10/22	$20,402	$19,280	$22,334
10/23	$21,702	$20,508	$24,599
10/24	$30,137	$28,479	$33,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	38.87%	14.34%	11.65%
Class A Including sale charges	31.25%	13.05%	11.02%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class A

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W620-AR-1024     Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Class C: GSUSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
11/1/14	$10,000	$9,900	$10,000
10/15	$10,309	$10,206	$10,520
10/16	$10,462	$10,357	$10,994
10/17	$13,174	$13,043	$13,592
10/18	$13,853	$13,714	$14,591
10/19	$14,850	$14,702	$16,682
10/20	$16,227	$16,064	$18,302
10/21	$22,753	$22,526	$26,156
10/22	$19,226	$19,034	$22,334
10/23	$20,295	$20,092	$24,599
10/24	$27,975	$27,695	$33,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	37.84%	13.49%	10.82%
Class C Including sale charges	36.81%	13.49%	10.82%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class C

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38142B278-AR-1024     Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Institutional Class: GSELX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
11/1/14	$1,000,000	$1,000,000
10/15	$1,042,700	$1,052,000
10/16	$1,070,436	$1,099,445
10/17	$1,363,735	$1,359,244
10/18	$1,450,196	$1,459,149
10/19	$1,571,867	$1,668,245
10/20	$1,736,914	$1,830,231
10/21	$2,462,770	$2,615,583
10/22	$2,104,437	$2,233,447
10/23	$2,246,486	$2,459,918
10/24	$3,130,928	$3,395,179

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	39.37%	14.76%	12.08%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W372-AR-1024     Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Service Class: GSESX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$127	1.06%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,375	$10,520
10/16	$10,598	$10,994
10/17	$13,434	$13,592
10/18	$14,215	$14,591
10/19	$15,332	$16,682
10/20	$16,859	$18,302
10/21	$23,785	$26,156
10/22	$20,222	$22,334
10/23	$21,475	$24,599
10/24	$29,782	$33,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	38.68%	14.18%	11.52%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Service Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W463-AR-1024     Service Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Investor Class: GSUTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,412	$10,520
10/16	$10,671	$10,994
10/17	$13,575	$13,592
10/18	$14,417	$14,591
10/19	$15,606	$16,682
10/20	$17,223	$18,302
10/21	$24,389	$26,156
10/22	$20,816	$22,334
10/23	$22,194	$24,599
10/24	$30,894	$33,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	39.20%	14.62%	11.93%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N642-AR-1024     Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Class R6: GSEUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
7/31/15	$0	$10,000
10/15	$9,863	$9,937
10/16	$10,126	$10,385
10/17	$12,902	$12,839
10/18	$13,724	$13,783
10/19	$14,874	$15,758
10/20	$16,439	$17,288
10/21	$23,307	$24,706
10/22	$19,918	$21,097
10/23	$21,262	$23,236
10/24	$29,640	$32,070

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	39.40%	14.77%	12.45%
S&P 500® Index	38.02%	15.25%	13.41%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class R6

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38147X465-AR-1024     Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Class R: GSURX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,358	$10,520
10/16	$10,564	$10,994
10/17	$13,372	$13,592
10/18	$14,128	$14,591
10/19	$15,218	$16,682
10/20	$16,713	$18,302
10/21	$23,550	$26,156
10/22	$19,999	$22,334
10/23	$21,218	$24,599
10/24	$29,392	$33,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	38.52%	14.05%	11.37%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class R

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N659-AR-1024     Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs U.S. Equity Insights Fund

Class P: GSEPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$66	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Top Contributors to Performance:

  Stock selection in the health care, communication services and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Applied Materials.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the Sentiment Analysis and High Quality Business Models investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The overweight in Applied Materials, a provider of manufacturing equipment, services and software to the semiconductor, display and related industries, was driven mainly by our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and energy sectors modestly detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA hurt relative performance. Overweights in UnitedHealth Group and Lear further detracted from returns.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The High Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based on our High Quality Business Models investment theme.

Top Contributors

  Sentiment Analysis

  Fundamental Mispricings

Top Detractors

  Market Themes & Trends

  High Quality Business Models

The above represents investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/16/18	$0	$10,000
10/18	$10,039	$10,228
10/19	$10,882	$11,694
10/20	$12,027	$12,829
10/21	$17,054	$18,334
10/22	$14,575	$15,655
10/23	$15,558	$17,243
10/24	$21,689	$23,799

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	39.40%	14.77%	12.54%
S&P 500® Index	38.02%	15.25%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class P

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Goldman Sachs U.S. Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications make any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38150B186-AR-1024     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,874,810	$4,008,636	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended October 31, 2024 and October 31, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements October 31, 2024 Goldman Sachs Domestic Equity Insights Funds Goldman Sachs Large Cap Growth Insights Fund Goldman Sachs Large Cap Value Insights Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Small Cap Growth Insights Fund Goldman Sachs Small Cap Value Insights Fund Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Domestic Equity Insights Funds

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 99.3%

Automobiles – 2.8%
148,607	Tesla, Inc.*	$37,129,459

Banks – 0.3%
55,212	Prosperity Bancshares, Inc.	4,041,518

Beverages – 0.3%
67,313	Monster Beverage Corp.*	3,546,049

Biotechnology – 0.7%
10,026	Natera, Inc.*	1,212,745
30,397	Neurocrine Biosciences, Inc.*	3,655,847
18,161	Sarepta Therapeutics, Inc.*	2,288,286
35,807	Ultragenyx Pharmaceutical, Inc.*	1,825,799

		8,982,677

Broadline Retail – 6.7%
478,055	Amazon.com, Inc.*	89,109,452

Capital Markets – 0.4%
4,784	Coinbase Global, Inc., Class A*	857,532
56,931	Franklin Resources, Inc.	1,182,457
6,003	Morningstar, Inc.	1,969,284
11,258	Northern Trust Corp.	1,131,654
24,286	Robinhood Markets, Inc., Class A*	570,478

		5,711,405

Chemicals – 1.2%
65,517	Ecolab, Inc.	16,099,492

Communications Equipment – 0.5%
18,339	Arista Networks, Inc.*	7,086,923

Construction & Engineering – 1.2%
37,667	Comfort Systems USA, Inc.	14,729,304
3,903	MasTec, Inc.*	479,639

		15,208,943

Consumer Staples Distribution & Retail – 0.4%
5,980	Costco Wholesale Corp.	5,227,596

Diversified Consumer Services – 0.2%
19,584	Bright Horizons Family Solutions, Inc.*	2,613,876

Energy Equipment & Services – 0.1%
29,047	Halliburton Co.	805,764

Entertainment – 2.4%
38,970	Netflix, Inc.*	29,462,489
51,126	ROBLOX Corp., Class A*	2,644,237

		32,106,726

Financial Services – 3.5%
10,319	Affirm Holdings, Inc.*	452,488
179,632	Equitable Holdings, Inc.	8,144,515
21,478	Fiserv, Inc.*	4,250,496
43,139	Mastercard, Inc., Class A	21,551,813
165,532	Toast, Inc., Class A*	4,970,926
28,101	Visa, Inc., Class A	8,145,075

		47,515,313

Ground Transportation – 1.3%
18,271	Old Dominion Freight Line, Inc.	3,678,318

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
178,861	Uber Technologies, Inc.*	$12,886,935

		16,565,253

Health Care Equipment & Supplies – 0.5%
2,577	Inspire Medical Systems, Inc.*	502,618
26,011	Penumbra, Inc.*	5,953,138

		6,455,756

Health Care Providers & Services – 1.4%
56,485	Tenet Healthcare Corp.*	8,756,305
50,966	Universal Health Services, Inc., Class B	10,412,863

		19,169,168

Hotel & Resort REITs – 0.1%
86,779	Park Hotels & Resorts, Inc. REIT	1,205,360

Hotels, Restaurants & Leisure – 3.7%
60,398	Airbnb, Inc., Class A*	8,141,046
646	Booking Holdings, Inc.	3,020,857
2,767	Cava Group, Inc.*	369,561
13,873	DoorDash, Inc., Class A*	2,173,899
30,804	Marriott International, Inc., Class A	8,009,656
77,467	Texas Roadhouse, Inc.	14,805,493
5,201	Vail Resorts, Inc.	861,754
38,248	Wingstop, Inc.	11,003,567

		48,385,833

Household Products – 1.1%
84,954	Procter & Gamble Co. (The)	14,032,702

Insurance – 0.7%
17,761	Kinsale Capital Group, Inc.	7,603,662
7,781	Progressive Corp. (The)	1,889,460

		9,493,122

Interactive Media & Services – 12.0%
180,065	Alphabet, Inc., Class A	30,810,922
369,228	Alphabet, Inc., Class C	63,761,983
113,406	Meta Platforms, Inc., Class A	64,366,978

		158,939,883

IT Services – 0.4%
20,623	MongoDB, Inc.*	5,576,459

Leisure Products – 0.8%
160,231	Hasbro, Inc.	10,515,961

Life Sciences Tools & Services – 1.6%
64,905	IQVIA Holdings, Inc.*	13,358,747
26,457	Medpace Holdings, Inc.*	8,313,319

		21,672,066

Media – 0.1%
3,040	Charter Communications, Inc., Class A*	995,934

Metals & Mining – 0.4%
43,403	Southern Copper Corp. (Mexico)	4,754,799

Personal Care Products – 0.3%
36,303	elf Beauty, Inc.*	3,820,891

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 3.3%
24,020	Eli Lilly & Co.	$19,930,355
64,834	Merck & Co., Inc.	6,633,815
92,816	Zoetis, Inc.	16,593,644

		43,157,814

Professional Services – 1.4%
37,914	Booz Allen Hamilton Holding Corp.	6,887,457
8,839	Broadridge Financial Solutions, Inc.	1,863,792
33,568	Equifax, Inc.	8,896,192

		17,647,441

Semiconductors & Semiconductor Equipment – 15.6%
26,590	Applied Materials, Inc.	4,828,212
222,835	Broadcom, Inc.	37,830,698
54,256	Entegris, Inc.	5,681,146
1,084,223	NVIDIA Corp.	143,941,445
89,470	QUALCOMM, Inc.	14,563,032

		206,844,533

Software – 19.9%
46,020	Adobe, Inc.*	22,001,242
7,096	Crowdstrike Holdings, Inc., Class A*	2,106,590
6,840	Fair Isaac Corp.*	13,632,872
159,271	Fortinet, Inc.*	12,528,257
8,002	HubSpot, Inc.*	4,439,430
389,098	Microsoft Corp.	158,109,972
23,733	Nutanix, Inc., Class A*	1,473,819
156,964	Oracle Corp.	26,344,838
10,651	ServiceNow, Inc.*	9,937,276

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
132,433	Teradata Corp.*	$4,268,316
12,840	Workday, Inc., Class A*	3,002,634
28,298	Zscaler, Inc.*	5,115,995

		262,961,241

Specialty Retail – 0.7%
33,048	CarMax, Inc.*	2,392,014
3,317	Carvana Co.*	820,328
15,111	Home Depot, Inc. (The)	5,949,956

		9,162,298

Technology Hardware, Storage & Peripherals – 12.7%
744,266	Apple, Inc.	168,137,132

Textiles, Apparel & Luxury Goods – 0.6%
10,530	Birkenstock Holding PLC (Luxembourg)*	484,380
127,310	Skechers USA, Inc., Class A*	7,824,473

		8,308,853

TOTAL INVESTMENTS – 99.3% (Cost $735,476,060)		$1,312,987,692

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		8,994,503

NET ASSETS – 100.0%		$1,321,982,195

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	28	12/20/24	$8,033,900	$66,855

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 98.4%

Aerospace & Defense – 3.7%
17,329	General Dynamics Corp.	$5,053,310
1,839	General Electric Co.	315,903
15,659	Huntington Ingalls Industries, Inc.	2,896,289
10,052	Northrop Grumman Corp.	5,116,669
8,368	Textron, Inc.	672,954

		14,055,125

Automobile Components – 0.8%
30,394	Lear Corp.	2,910,529

Banks – 5.6%
66,768	Bank of America Corp.	2,792,238
39,087	Citigroup, Inc.	2,508,213
35,445	Citizens Financial Group, Inc.	1,492,943
20,042	Commerce Bancshares, Inc.	1,252,625
64,541	FNB Corp.	935,845
51,109	JPMorgan Chase & Co.	11,342,109
16,676	Prosperity Bancshares, Inc.	1,220,683

		21,544,656

Beverages – 0.6%
1,985	Coca-Cola Consolidated, Inc.	2,231,656
2,480	Monster Beverage Corp.*	130,647

		2,362,303

Biotechnology – 2.7%
67,570	Gilead Sciences, Inc.	6,001,568
5,181	Regeneron Pharmaceuticals, Inc.*	4,342,714

		10,344,282

Broadline Retail – 0.1%
1,662	Amazon.com, Inc.*	309,797

Capital Markets – 5.7%
36,470	Bank of New York Mellon Corp. (The)	2,748,379
24,345	CME Group, Inc.	5,486,389
1,600	Coinbase Global, Inc., Class A*	286,800
3,145	Evercore, Inc., Class A	830,815
122,700	Franklin Resources, Inc.	2,548,479
2,090	Interactive Brokers Group, Inc., Class A	318,892
18,880	Morgan Stanley	2,194,800
21,833	Northern Trust Corp.	2,194,653
32,766	Robinhood Markets, Inc., Class A*	769,673
35,086	Stifel Financial Corp.	3,635,611
24,465	Virtu Financial, Inc., Class A	757,437

		21,771,928

Chemicals – 2.7%
37,202	Axalta Coating Systems Ltd.*	1,410,700
5,240	Ecolab, Inc.	1,287,625
2,386	International Flavors & Fragrances, Inc.	237,240
9,175	Linde PLC	4,185,176
36,429	Mosaic Co. (The)	974,840
2,323	NewMarket Corp.	1,219,505

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
8,885	PPG Industries, Inc.	$1,106,272

		10,421,358

Communications Equipment – 2.0%
138,535	Cisco Systems, Inc.	7,587,562

Construction & Engineering – 1.8%
13,305	AECOM	1,420,974
9,508	Comfort Systems USA, Inc.	3,718,008
13,973	MasTec, Inc.*	1,717,142

		6,856,124

Construction Materials – 0.5%
18,388	CRH PLC	1,754,767

Consumer Finance – 1.8%
24,408	Ally Financial, Inc.	855,501
18,034	Capital One Financial Corp.	2,935,755
13,720	OneMain Holdings, Inc.	681,472
44,667	Synchrony Financial	2,462,938

		6,935,666

Consumer Staples Distribution & Retail – 2.0%
33,472	Target Corp.	5,022,139
4,173	US Foods Holding Corp.*	257,265
26,984	Walmart, Inc.	2,211,339

		7,490,743

Containers & Packaging – 0.7%
11,248	Packaging Corp. of America	2,575,117

Diversified Consumer Services – 0.6%
15,950	Bright Horizons Family Solutions, Inc.*	2,128,847

Electric Utilities – 3.1%
38,711	Edison International	3,189,787
22,837	NextEra Energy, Inc.	1,809,832
93,372	PG&E Corp.	1,887,982
74,447	Xcel Energy, Inc.	4,973,804

		11,861,405

Electrical Equipment – 1.8%
27,048	AMETEK, Inc.	4,958,980
26,634	nVent Electric PLC	1,986,098

		6,945,078

Electronic Equipment, Instruments & Components – 0.5%
14,547	Jabil, Inc.	1,790,590

Energy Equipment & Services – 2.0%
7,465	Baker Hughes Co.	284,267
143,532	Halliburton Co.	3,981,578
45,006	NOV, Inc.	698,043
27,234	Schlumberger NV	1,091,266
64,547	TechnipFMC PLC (United Kingdom)	1,722,760

		7,777,914

Entertainment – 1.3%
2,058	Electronic Arts, Inc.	310,449
5,725	Netflix, Inc.*	4,328,272

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
4,420	ROBLOX Corp., Class A*	$228,602

		4,867,323

Financial Services – 6.2%
4,362	Affirm Holdings, Inc.*	191,274
37,407	Berkshire Hathaway, Inc., Class B*	16,867,564
15,459	Euronet Worldwide, Inc.*	1,522,248
25,985	Fiserv, Inc.*	5,142,431

		23,723,517

Gas Utilities – 0.3%
7,778	Atmos Energy Corp.	1,079,431

Ground Transportation – 0.7%
16,272	Landstar System, Inc.	2,860,129
898	Uber Technologies, Inc.*	64,701

		2,924,830

Health Care Equipment & Supplies – 1.7%
15,156	Abbott Laboratories	1,718,236
14,630	Edwards Lifesciences Corp.*	980,356
8,927	GE HealthCare Technologies, Inc.	779,773
15,476	Teleflex, Inc.	3,111,605

		6,589,970

Health Care Providers & Services – 6.3%
39,128	Encompass Health Corp.	3,891,671
17,378	Quest Diagnostics, Inc.	2,690,635
23,689	Tenet Healthcare Corp.*	3,672,269
18,170	UnitedHealth Group, Inc.	10,256,965
17,439	Universal Health Services, Inc., Class B	3,562,962

		24,074,502

Hotel & Resort REITs – 0.6%
167,304	Park Hotels & Resorts, Inc. REIT	2,323,853

Hotels, Restaurants & Leisure – 1.8%
36,734	Carnival Corp.*	808,148
19,139	Marriott International, Inc., Class A	4,976,522
6,609	MGM Resorts International*	243,674
3,078	Wingstop, Inc.	885,510

		6,913,854

Household Durables – 1.1%
4,332	D.R. Horton, Inc.	732,108
11,099	Lennar Corp., Class A	1,890,160
189	NVR, Inc.*	1,729,881

		4,352,149

Household Products – 2.3%
52,362	Procter & Gamble Co. (The)	8,649,155
9,779	Reynolds Consumer Products, Inc.	263,544

		8,912,699

Industrial REITs – 1.2%
23,542	First Industrial Realty Trust, Inc. REIT	1,235,720

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
23,350	Prologis, Inc. REIT	$2,637,149
18,429	Rexford Industrial Realty, Inc. REIT	790,420

		4,663,289

Insurance – 2.7%
2,466	American International Group, Inc.	187,120
12,209	Arthur J Gallagher & Co.	3,433,171
2,058	Brighthouse Financial, Inc.*	97,343
33,894	CNA Financial Corp.	1,623,862
19,954	Travelers Cos., Inc. (The)	4,907,487

		10,248,983

Interactive Media & Services – 1.1%
16,587	Alphabet, Inc., Class A	2,838,201
2,422	Meta Platforms, Inc., Class A	1,374,679

		4,212,880

IT Services – 0.6%
79,364	Kyndryl Holdings, Inc.*	1,816,642
3,013	VeriSign, Inc.*	532,819

		2,349,461

Leisure Products – 0.2%
43,375	Mattel, Inc.*	883,982

Life Sciences Tools & Services – 1.3%
19,250	IQVIA Holdings, Inc.*	3,962,035
2,940	Medpace Holdings, Inc.*	923,807

		4,885,842

Machinery – 4.2%
15,040	Illinois Tool Works, Inc.	3,927,395
6,147	Middleby Corp. (The)*	797,266
6,134	Otis Worldwide Corp.	602,359
48,525	PACCAR, Inc.	5,060,187
8,817	Parker-Hannifin Corp.	5,590,595
2,275	Xylem, Inc.	277,050

		16,254,852

Media – 1.2%
11,464	Charter Communications, Inc., Class A*	3,755,721
38,624	News Corp., Class A	1,052,504

		4,808,225

Metals & Mining – 0.3%
7,782	ATI, Inc.*	410,189
15,419	Freeport-McMoRan, Inc.	694,164

		1,104,353

Multi-Utilities – 0.1%
3,517	Consolidated Edison, Inc.	357,609

Oil, Gas & Consumable Fuels – 4.8%
30,928	Chevron Corp.	4,602,705
34,262	ConocoPhillips	3,753,059
18,510	Devon Energy Corp.	715,967
23,650	DT Midstream, Inc.	2,132,048
35,053	Exxon Mobil Corp.	4,093,489
6,237	Marathon Petroleum Corp.	907,296

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
26,786	Ovintiv, Inc.	$1,050,011
10,431	Valero Energy Corp.	1,353,527

		18,608,102

Passenger Airlines – 1.0%
21,478	Alaska Air Group, Inc.*	1,029,011
26,819	Delta Air Lines, Inc.	1,534,583
17,160	United Airlines Holdings, Inc.*	1,342,942

		3,906,536

Personal Care Products – 0.0%
2,323	BellRing Brands, Inc.*	152,923

Pharmaceuticals – 4.4%
71,294	Bristol-Myers Squibb Co.	3,976,066
62,766	Johnson & Johnson	10,033,773
40,135	Viatris, Inc.	465,566
14,579	Zoetis, Inc.	2,606,434

		17,081,839

Professional Services – 1.9%
15,953	Equifax, Inc.	4,227,864
14,690	FTI Consulting, Inc.*	2,865,725
3,742	Parsons Corp.*	404,735

		7,498,324

Real Estate Management & Development – 0.3%
6,182	CBRE Group, Inc., Class A*	809,656
585	Jones Lang LaSalle, Inc.*	158,512

		968,168

Residential REITs – 2.0%
96,041	American Homes 4 Rent, Class A REIT	3,384,485
35,251	Camden Property Trust REIT	4,081,713
6,582	UDR, Inc. REIT	277,694

		7,743,892

Semiconductors & Semiconductor Equipment – 1.9%
30,671	Marvell Technology, Inc.	2,457,054
12,180	Micron Technology, Inc.	1,213,737
2,934	Skyworks Solutions, Inc.	256,959
17,306	Texas Instruments, Inc.	3,515,887

		7,443,637

Software – 2.6%
315	Fair Isaac Corp.*	627,830
6,220	Fortinet, Inc.*	489,265
8,431	Microsoft Corp.	3,425,937
1,341	MicroStrategy, Inc., Class A*	327,874
19,879	Nutanix, Inc., Class A*	1,234,486

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
22,631	Oracle Corp.	$3,798,387

		9,903,779

Specialized REITs – 0.4%
1,712	Equinix, Inc. REIT	1,554,633

Specialty Retail – 1.7%
30,203	CarMax, Inc.*	2,186,093
1,229	Carvana Co.*	303,944
4,133	Lowe’s Cos., Inc.	1,082,144
21,696	Ross Stores, Inc.	3,031,365

		6,603,546

Textiles, Apparel & Luxury Goods – 1.3%
28,123	Birkenstock Holding PLC (Luxembourg)*	1,293,658
61,063	Skechers USA, Inc., Class A*	3,752,932

		5,046,590

Tobacco – 1.5%
104,100	Altria Group, Inc.	5,669,286

Trading Companies & Distributors – 0.7%
13,784	Ferguson Enterprises, Inc.	2,711,864

TOTAL COMMON STOCKS (Cost $340,506,542)		377,848,514

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
453,783	4.766%	453,783
(Cost $453,783)

TOTAL INVESTMENTS – 98.5%
(Cost $340,960,325)		$378,302,297

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		5,855,768

NET ASSETS – 100.0%		$384,158,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 97.4%

Aerospace & Defense – 1.0%
408	AeroVironment, Inc.*	$87,704
27,429	Kratos Defense & Security Solutions, Inc.*	623,187
44,763	Leonardo DRS, Inc.*	1,346,023
4,847	Park Aerospace Corp.	65,580
211,080	Rocket Lab USA, Inc.*(a)	2,258,556

		4,381,050

Automobile Components – 1.5%
92,250	American Axle & Manufacturing Holdings, Inc.*	521,213
4,133	Cooper-Standard Holdings, Inc.*	51,869
21,875	Fox Factory Holding Corp.*	787,281
318,139	Goodyear Tire & Rubber Co. (The)*	2,548,294
44,929	Holley, Inc.*	116,366
417	LCI Industries	46,404
19,807	Modine Manufacturing Co.*	2,332,670
11,866	Stoneridge, Inc.*	82,943

		6,487,040

Banks – 9.9%
27,475	Amalgamated Financial Corp.	911,208
30,795	Ameris Bancorp	1,908,982
18,643	Axos Financial, Inc.*	1,262,504
13,134	BancFirst Corp.	1,427,797
20,131	Bancorp, Inc. (The)*	1,011,784
37,053	BankUnited, Inc.	1,309,453
6,210	Banner Corp.	397,688
15,176	Berkshire Hills Bancorp, Inc.	413,242
43,997	Cadence Bank	1,470,820
6,775	Capital City Bank Group, Inc.	237,125
205,398	Capitol Federal Financial, Inc.	1,323,790
3,916	Central Pacific Financial Corp.	105,497
1,979	Civista Bancshares, Inc.	40,312
6,122	Community Trust Bancorp, Inc.	317,120
89,363	CVB Financial Corp.	1,736,323
15,324	Dime Community Bancshares, Inc.	460,793
951	Esquire Financial Holdings, Inc.	63,318
6,945	First Bancorp, Inc. (The)	179,876
61,156	First BanCorp. (Puerto Rico)	1,179,088
48,142	First Commonwealth Financial Corp.	791,454
25,568	First Financial Bankshares, Inc.	924,028
4,722	First Internet Bancorp	165,128
7,656	Flushing Financial Corp.	120,008
36,513	Fulton Financial Corp.	661,250
38,300	Hancock Whitney Corp.	1,994,664
60,108	Hanmi Financial Corp.	1,374,670
48,748	Heritage Financial Corp.	1,120,717
3,612	Home Bancorp, Inc.	170,306
2,460	HomeTrust Bancshares, Inc.	81,549
24,519	Hope Bancorp, Inc.	303,790
27,077	Independent Bank Corp.	1,703,143
6,333	Independent Bank Corp.	207,596
28,002	International Bancshares Corp.	1,715,403
16,228	Live Oak Bancshares, Inc.	644,414
6,385	Metrocity Bankshares, Inc.	188,868

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
18,159	Northeast Community Bancorp, Inc.	$471,408
1,544	Northrim BanCorp, Inc.	100,777
35,121	OFG Bancorp (Puerto Rico)	1,414,323
57,263	Old Second Bancorp, Inc.	940,258
7,191	Park National Corp.	1,242,461
22,687	PCB Bancorp	425,835
14,062	Preferred Bank	1,186,411
15,581	Provident Financial Services, Inc.	291,053
1,220	Red River Bancshares, Inc.	63,708
42,316	Renasant Corp.	1,443,399
3,006	ServisFirst Bancshares, Inc.	249,919
4,536	Sierra Bancorp	128,822
1,774	SmartFinancial, Inc.	58,826
1,605	Southern First Bancshares, Inc.*	61,327
38,120	Southside Bancshares, Inc.	1,235,088
2,513	Stellar Bancorp, Inc.	68,404
10,653	Stock Yards Bancorp, Inc.	686,905
24,105	Texas Capital Bancshares, Inc.*	1,854,880
4,325	Timberland Bancorp, Inc.	124,906
39,394	TrustCo Bank Corp.	1,299,214
4,591	United Community Banks, Inc.	130,660
5,365	Veritex Holdings, Inc.	144,855
2,474	Washington Trust Bancorp, Inc.	84,438
27,451	WesBanco, Inc.	863,334
9,270	Westamerica BanCorp	477,590

		42,972,509

Biotechnology – 7.6%
26,448	89bio, Inc.*	205,765
110,713	ACADIA Pharmaceuticals, Inc.*	1,615,303
15,152	ADMA Biologics, Inc.*	247,129
105,751	Amicus Therapeutics, Inc.*	1,207,676
8,081	AnaptysBio, Inc.*	174,792
59,813	Annexon, Inc.*	437,831
2,609	Apogee Therapeutics, Inc.*	135,772
1,002	Arcellx, Inc.*	84,439
7,315	Arcturus Therapeutics Holdings, Inc.*	129,695
30,610	Ardelyx, Inc.*	179,681
182,626	Aurinia Pharmaceuticals, Inc. (Canada)*	1,316,733
6,782	Beam Therapeutics, Inc.*	148,594
61,975	BioCryst Pharmaceuticals, Inc.*	496,420
27,945	Biohaven Ltd.*	1,390,543
8,595	Biomea Fusion, Inc.*	80,535
14,412	Blueprint Medicines Corp.*	1,261,194
33,542	Bridgebio Pharma, Inc.*	785,218
24,511	C4 Therapeutics, Inc.*	130,644
11,480	CareDx, Inc.*	254,052
106,978	Catalyst Pharmaceuticals, Inc.*	2,332,120
43,354	Celldex Therapeutics, Inc.*	1,129,805
59,953	Denali Therapeutics, Inc.*	1,556,380
50,627	Design Therapeutics, Inc.*	265,286
15,114	Dyne Therapeutics, Inc.*	436,190
63,807	Editas Medicine, Inc.*	185,040
45,602	Generation Bio Co.*	99,412
12,608	Halozyme Therapeutics, Inc.*	637,587
45,165	Heron Therapeutics, Inc.*	78,587

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
1,628	Immunovant, Inc.*	$47,635
63,986	iTeos Therapeutics, Inc.*	540,682
6,273	Keros Therapeutics, Inc.*	364,085
5,203	Kiniksa Pharmaceuticals International PLC*	117,536
20,144	Kodiak Sciences, Inc.*	76,547
3,617	Krystal Biotech, Inc.*	624,041
23,526	Larimar Therapeutics, Inc.*	193,501
1,438	Madrigal Pharmaceuticals, Inc.*	372,931
71,924	MannKind Corp.*	508,503
10,714	MeiraGTx Holdings PLC*	59,356
12,038	Nurix Therapeutics, Inc.*	295,894
5,048	Nuvalent, Inc., Class A*	446,698
7,698	ORIC Pharmaceuticals, Inc.*	72,207
83,968	Poseida Therapeutics, Inc.*	199,004
22,714	Protagonist Therapeutics, Inc.*	1,041,210
18,598	Prothena Corp. PLC (Ireland)*	316,166
68,280	PTC Therapeutics, Inc.*	2,725,738
62,544	RAPT Therapeutics, Inc.*	132,593
3,647	Recursion Pharmaceuticals, Inc., Class A*(a)	23,049
183,304	Relay Therapeutics, Inc.*	1,032,918
1,250	Rhythm Pharmaceuticals, Inc.*	59,663
15,579	Rocket Pharmaceuticals, Inc.*	259,390
7,785	Sage Therapeutics, Inc.*	47,333
2,442	Scholar Rock Holding Corp.*	69,450
9,798	Solid Biosciences, Inc.*	54,085
15,798	SpringWorks Therapeutics, Inc.*	475,994
194,623	Sutro Biopharma, Inc.*	632,525
7,758	Syndax Pharmaceuticals, Inc.*	146,316
143,130	Taysha Gene Therapies, Inc.*	241,890
30,363	Tenaya Therapeutics, Inc.*	58,297
74,384	TG Therapeutics, Inc.*	1,864,063
11,102	Twist Bioscience Corp.*	448,077
36,059	Vanda Pharmaceuticals, Inc.*	167,674
950	Vaxcyte, Inc.*	101,033
3,096	Vera Therapeutics, Inc.*	125,016
35,133	Veracyte, Inc.*	1,185,387
55,698	Verve Therapeutics, Inc.*	319,150
20,525	Viridian Therapeutics, Inc.*	442,724
6,128	Xencor, Inc.*	128,749

		33,019,533

Broadline Retail – 0.1%
34,213	Savers Value Village, Inc.*(a)	349,999

Building Products – 0.1%
6,967	Tecnoglass, Inc.	477,449

Capital Markets – 0.9%
180,471	BGC Group, Inc., Class A	1,691,013
8,102	Brightsphere Investment Group, Inc.	213,812
8,931	Moelis & Co., Class A	593,018
68,923	Open Lending Corp.*	385,969
1,382	Piper Sandler Cos.	391,991
4,241	StoneX Group, Inc.*	381,860
1,660	Virtus Investment Partners, Inc.	359,174

		4,016,837

Shares	Description	Value

Common Stocks – (continued)

Chemicals – 1.2%
11,917	Aspen Aerogels, Inc.*	$212,599
8,282	Hawkins, Inc.	885,346
11,433	HB Fuller Co.	836,667
5,405	Ingevity Corp.*	225,875
6,618	Innospec, Inc.	713,288
35,050	Mativ Holdings, Inc.	541,522
7,554	Minerals Technologies, Inc.	568,741
4,151	Orion SA (Germany)	62,223
4,863	PureCycle Technologies, Inc.*(a)	63,316
5,911	Stepan Co.	427,602
58,281	Tronox Holdings PLC	706,366

		5,243,545

Commercial Services & Supplies – 1.7%
8,409	ABM Industries, Inc.	446,182
77,701	ACV Auctions, Inc., Class A*	1,343,450
66,432	CECO Environmental Corp.*	1,581,082
34,032	Deluxe Corp.	638,440
49,301	Enviri Corp.*	377,646
208,762	Healthcare Services Group, Inc.*	2,290,119
16,028	Montrose Environmental Group, Inc.*	422,658
3,405	Viad Corp.*	127,483

		7,227,060

Communications Equipment – 0.7%
4,511	Applied Optoelectronics, Inc.*	70,462
117,823	NetScout Systems, Inc.*	2,477,817
35,673	Viasat, Inc.*	342,461

		2,890,740

Construction & Engineering – 3.2%
5,369	Construction Partners, Inc., Class A*	422,701
4,891	Dycom Industries, Inc.*	852,648
48,202	Fluor Corp.*	2,520,001
23,155	Great Lakes Dredge & Dock Corp.*	264,662
11,674	IES Holdings, Inc.*	2,552,695
21,331	Limbach Holdings, Inc.*	1,620,516
33,507	Primoris Services Corp.	2,098,208
22,686	Sterling Infrastructure, Inc.*	3,503,853

		13,835,284

Construction Materials – 1.4%
21,731	Knife River Corp.*	2,114,861
69,704	Summit Materials, Inc., Class A*	3,304,667
5,702	United States Lime & Minerals, Inc.	643,071

		6,062,599

Consumer Finance – 1.8%
3,577	Bread Financial Holdings, Inc.	178,313
14,191	Dave, Inc.*	547,205
32,501	Encore Capital Group, Inc.*	1,484,646
20,754	Enova International, Inc.*	1,803,730
54,752	Green Dot Corp., Class A*	621,983
1,232	LendingTree, Inc.*	70,261
5,636	Moneylion, Inc.*	242,179
92,364	Navient Corp.	1,314,340

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
3,220	PRA Group, Inc.*	$64,915
8,134	PROG Holdings, Inc.	355,212
16,245	Regional Management Corp.	466,556
7,032	Upstart Holdings, Inc.*	342,318
2,285	World Acceptance Corp.*	260,718

		7,752,376

Consumer Staples Distribution & Retail – 1.4%
26,777	Ingles Markets, Inc., Class A	1,709,979
15,503	SpartanNash Co.	326,183
30,503	Sprouts Farmers Market, Inc.*	3,917,501
3,244	Weis Markets, Inc.	204,015

		6,157,678

Containers & Packaging – 0.2%
95,950	O-I Glass, Inc.*	1,066,005

Diversified Consumer Services – 0.9%
212,804	Coursera, Inc.*	1,478,988
33,009	Mister Car Wash, Inc.*	247,898
25,252	OneSpaWorld Holdings Ltd. (Bahamas)	442,162
19,680	Strategic Education, Inc.	1,711,373
1,148	Stride, Inc.*	107,085

		3,987,506

Diversified REITs – 0.3%
10,081	American Assets Trust, Inc. REIT	271,683
63,405	Armada Hoffler Properties, Inc. REIT	686,676

		958,359

Diversified Telecommunication Services – 0.5%
13,916	AST SpaceMobile, Inc.*	331,340
30,367	Bandwidth, Inc., Class A*	592,157
208,462	Lumen Technologies, Inc.*	1,332,072

		2,255,569

Electrical Equipment – 2.1%
10,601	American Superconductor Corp.*	259,937
31,557	Atkore, Inc.	2,706,328
67,686	Blink Charging Co.*	134,018
31,323	Bloom Energy Corp., Class A*	300,701
7,746	Enovix Corp.*(a)	69,753
10,710	Fluence Energy, Inc.*	232,942
171,354	FuelCell Energy, Inc.*(a)	58,946
39,961	GrafTech International Ltd.*	67,934
15,128	NEXTracker, Inc., Class A*	602,397
13,108	NuScale Power Corp.*(a)	250,887
15,557	Plug Power, Inc.*(a)	30,492
4,787	Powell Industries, Inc.	1,220,589
113,627	Shoals Technologies Group, Inc., Class A*	614,722
49,822	Sunrun, Inc.*	719,928
58,381	Thermon Group Holdings, Inc.*	1,530,166
20,571	TPI Composites, Inc.*	70,044
4,303	Vicor Corp.*	196,690

		9,066,474

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 2.7%
10,518	Arlo Technologies, Inc.*	$106,863
8,742	Badger Meter, Inc.	1,748,837
4,192	ePlus, Inc.*	372,878
15,783	Fabrinet (Thailand)*	3,803,230
18,193	Itron, Inc.*	2,033,250
112,335	Knowles Corp.*	1,945,642
8,282	Napco Security Technologies, Inc.	318,691
38,462	nLight, Inc.*	480,006
995	Novanta, Inc.*	169,389
26,982	Vishay Precision Group, Inc.*	626,252

		11,605,038

Energy Equipment & Services – 1.7%
11,119	Archrock, Inc.	222,602
39,743	Borr Drilling Ltd. (Mexico)*	166,523
40,635	ChampionX Corp.	1,146,720
4,199	Nabors Industries Ltd.*	312,448
31,200	Newpark Resources, Inc.*	207,792
43,285	Oceaneering International, Inc.*	1,056,154
9,500	Oil States International, Inc.*	44,935
113,887	Patterson-UTI Energy, Inc.	873,513
21,680	SEACOR Marine Holdings, Inc.*	147,424
15,204	Seadrill Ltd. (Norway)*	598,278
18,685	Tidewater, Inc.*	1,122,408
103,201	Transocean Ltd.*	447,892
19,358	Valaris Ltd.*	979,515

		7,326,204

Entertainment – 1.2%
75,382	AMC Entertainment Holdings, Inc., Class A*	330,927
60,579	Cinemark Holdings, Inc.*	1,802,225
146,910	Eventbrite, Inc., Class A*	470,112
57,761	Madison Square Garden Entertainment Corp.*	2,409,211

		5,012,475

Financial Services – 2.8%
4,852	Alerus Financial Corp.	98,156
21,388	AvidXchange Holdings, Inc.*	176,237
87,622	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,801,275
6,995	Flywire Corp.*	121,853
50,696	I3 Verticals, Inc., Class A*	1,165,501
26,433	Jackson Financial, Inc., Class A	2,641,979
40,887	Merchants Bancorp	1,510,366
5,862	Mr Cooper Group, Inc.*	519,080
12,040	NCR Atleos Corp.*	315,207
23,221	NMI Holdings, Inc., Class A*	898,188
200,269	Payoneer Global, Inc.*	1,726,319

		11,974,161

Food Products – 0.6%
16,620	BRC, Inc., Class A*	52,021
3,537	Dole PLC	57,122
47,915	Hain Celestial Group, Inc. (The)*	418,298
5,805	Lancaster Colony Corp.	1,007,748

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
51,467	WK Kellogg Co.	$855,896

		2,391,085

Gas Utilities – 0.4%
25,202	ONE Gas, Inc.	1,796,147

Ground Transportation – 0.7%
2,411	ArcBest Corp.	251,178
3,058	Heartland Express, Inc.	33,041
5,009	RXO, Inc.*	141,204
69,611	Werner Enterprises, Inc.	2,567,950

		2,993,373

Health Care Equipment & Supplies – 2.0%
56,635	AtriCure, Inc.*	1,879,149
6,561	Avanos Medical, Inc.*	122,559
74,144	Embecta Corp.	1,043,948
8,567	Inari Medical, Inc.*	414,643
21,122	iRadimed Corp.	1,040,681
27,483	Lantheus Holdings, Inc.*	3,018,733
7,787	Merit Medical Systems, Inc.*	768,265
5,256	PROCEPT BioRobotics Corp.*	473,040
16,434	Pulmonx Corp.*	102,712

		8,863,730

Health Care Providers & Services – 3.7%
2,687	Addus HomeCare Corp.*	334,316
318,447	agilon health, Inc.*	812,040
18,990	BrightSpring Health Services, Inc.*	284,280
59,065	Brookdale Senior Living, Inc.*	370,337
122,562	Community Health Systems, Inc.*	496,376
18,206	DocGo, Inc.*	63,903
107,502	Enhabit, Inc.*	740,689
23,901	Ensign Group, Inc. (The)	3,704,416
1,110	GeneDx Holdings Corp.*	90,676
38,566	Guardant Health, Inc.*	843,824
16,303	HealthEquity, Inc.*	1,389,831
64,778	Joint Corp. (The)*	715,797
251,192	LifeStance Health Group, Inc.*	1,685,498
62,133	Pennant Group, Inc. (The)*	1,986,392
4,763	Privia Health Group, Inc.*	87,449
21,736	Select Medical Holdings Corp.	697,291
29,702	Surgery Partners, Inc.*	855,418
92,694	Viemed Healthcare, Inc.*	792,534

		15,951,067

Health Care REITs – 0.1%
6,990	Universal Health Realty Income Trust REIT	276,525

Health Care Technology – 0.4%
29,186	Evolent Health, Inc., Class A*	681,493
30,187	Health Catalyst, Inc.*	234,553
81,604	LifeMD, Inc.*	332,944
11,315	Phreesia, Inc.*	206,951
4,486	Waystar Holding Corp.*	127,986

		1,583,927

Shares	Description	Value

Common Stocks – (continued)

Hotel & Resort REITs – 1.4%
58,240	Apple Hospitality REIT, Inc. REIT	$860,205
182,012	Chatham Lodging Trust REIT	1,437,895
71,409	Pebblebrook Hotel Trust REIT	855,480
269,024	RLJ Lodging Trust REIT	2,380,862
149,950	Service Properties Trust REIT	479,840
17,791	Summit Hotel Properties, Inc. REIT	108,881

		6,123,163

Hotels, Restaurants & Leisure – 3.5%
63,192	BJ’s Restaurants, Inc.*	2,343,791
1,595	Brinker International, Inc.*	163,823
22,951	Cheesecake Factory, Inc. (The)	1,060,795
14,588	Cracker Barrel Old Country Store, Inc.	693,951
184,500	Denny’s Corp.*	1,182,645
39,588	Dine Brands Global, Inc.	1,205,059
77,567	El Pollo Loco Holdings, Inc.*	947,869
9,568	Hilton Grand Vacations, Inc.*	352,868
72,737	International Game Technology PLC	1,478,016
57,155	Life Time Group Holdings, Inc.*	1,273,413
4,569	Portillo’s, Inc., Class A*	59,077
22,740	RCI Hospitality Holdings, Inc.	987,371
48,724	Red Rock Resorts, Inc., Class A	2,507,337
10,890	Rush Street Interactive, Inc.*	117,830
7,472	Shake Shack, Inc., Class A*	909,118

		15,282,963

Household Durables – 2.0%
3,861	Beazer Homes USA, Inc.*	118,764
117,177	GoPro, Inc., Class A*	158,189
21,206	Green Brick Partners, Inc.*	1,463,426
11,526	Installed Building Products, Inc.	2,499,989
1,714	KB Home	134,549
15,218	Landsea Homes Corp.*	157,963
11,520	LGI Homes, Inc.*	1,169,971
20,623	M/I Homes, Inc.*	3,126,241

		8,829,092

Industrial REITs – 0.6%
282,834	LXP Industrial Trust REIT	2,669,953

Insurance – 1.7%
58,562	Ambac Financial Group, Inc.*	662,336
4,619	American Coastal Insurance Corp.*	56,121
4,712	Baldwin Insurance Group, Inc. (The), Class A*	217,977
1,035	Employers Holdings, Inc.	50,425
13,216	Genworth Financial, Inc., Class A*	89,076
3,689	HCI Group, Inc.	418,001
124,702	James River Group Holdings Ltd.	775,646
12,933	Lemonade, Inc.*(a)	307,417
34,808	Mercury General Corp.	2,354,065
12,207	Selective Insurance Group, Inc.	1,108,640
3,442	Tiptree, Inc.	70,251

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
65,191	Universal Insurance Holdings, Inc.	$1,299,909

		7,409,864

Interactive Media & Services – 1.5%
51,725	EverQuote, Inc., Class A*	930,015
171,889	fuboTV, Inc.*	299,087
55,095	MediaAlpha, Inc., Class A*	943,777
38,638	QuinStreet, Inc.*	811,398
49,040	Shutterstock, Inc.	1,573,694
343,888	Vimeo, Inc.*	1,640,346
25,357	ZipRecruiter, Inc., Class A*	235,059

		6,433,376

IT Services – 0.6%
48,741	DigitalOcean Holdings, Inc.*	1,929,169
38,133	Hackett Group, Inc. (The)	927,395

		2,856,564

Leisure Products – 0.7%
4,729	Acushnet Holdings Corp.	289,888
103,525	Peloton Interactive, Inc., Class A*	879,962
49,036	Smith & Wesson Brands, Inc.	635,261
111,828	Topgolf Callaway Brands Corp.*	1,085,850

		2,890,961

Life Sciences Tools & Services – 0.5%
171,127	Adaptive Biotechnologies Corp.*	828,255
7,427	BioLife Solutions, Inc.*	173,792
36,413	Codexis, Inc.*	114,337
95,907	Cytek Biosciences, Inc.*	474,260
96,713	Maravai LifeSciences Holdings, Inc., Class A*	716,643

		2,307,287

Machinery – 3.1%
2,035	Astec Industries, Inc.	64,672
6,937	Chart Industries, Inc.*	837,435
58,526	Douglas Dynamics, Inc.	1,325,614
3,588	ESCO Technologies, Inc.	450,438
35,679	Federal Signal Corp.	2,910,336
9,961	Gorman-Rupp Co. (The)	368,059
6,790	Helios Technologies, Inc.	313,223
45,211	Hillman Solutions Corp.*	479,237
9,234	Kennametal, Inc.	233,805
14,873	Mayville Engineering Co., Inc.*	304,450
17,772	Miller Industries, Inc.	1,166,554
19,195	Mueller Industries, Inc.	1,573,414
8,250	Omega Flex, Inc.	421,740
19,874	SPX Technologies, Inc.*	2,851,720
17,276	Wabash National Corp.	301,293

		13,601,990

Marine Transportation – 0.1%
72,747	Safe Bulkers, Inc. (Monaco)	304,810

Media – 0.9%
32,359	AMC Networks, Inc., Class A*	262,108
3,298	Cable One, Inc.	1,126,465

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
20,049	Entravision Communications Corp., Class A	$46,514
154,643	EW Scripps Co. (The), Class A*	518,827
8,064	Gannett Co., Inc.*	37,820
233,237	Gray Television, Inc.	1,331,783
5,932	Magnite, Inc.*	74,031
6,552	PubMatic, Inc., Class A*	96,347
22,059	Thryv Holdings, Inc.*	317,209

		3,811,104

Metals & Mining – 1.4%
3,128	Caledonia Mining Corp. PLC (South Africa)	46,638
13,287	Carpenter Technology Corp.	1,986,407
96,937	Coeur Mining, Inc.*	624,274
362,626	Hecla Mining Co.	2,353,443
1,187	Kaiser Aluminum Corp.	88,147
3,813	Materion Corp.	387,515
8,064	Olympic Steel, Inc.	289,336
6,599	Worthington Steel, Inc.	252,346

		6,028,106

Mortgage Real Estate Investment Trusts (REITs) – 1.2%
128,210	Arbor Realty Trust, Inc. REIT	1,889,815
36,126	Blackstone Mortgage Trust, Inc., Class A REIT	657,855
59,567	BrightSpire Capital, Inc. REIT	362,167
50,251	Ladder Capital Corp. REIT	573,364
65,610	Orchid Island Capital, Inc. REIT	496,668
51,727	PennyMac Mortgage Investment Trust REIT	697,280
62,757	TPG RE Finance Trust, Inc. REIT	552,889

		5,230,038

Multi-Utilities – 1.0%
50,372	Black Hills Corp.	2,981,519
19,198	Northwestern Energy Group, Inc.	1,026,325
1,973	Unitil Corp.	114,217

		4,122,061

Office REITs – 0.8%
46,481	COPT Defense Properties REIT	1,496,688
134,845	Hudson Pacific Properties, Inc. REIT	582,530
71,749	JBG SMITH Properties REIT	1,219,733

		3,298,951

Oil, Gas & Consumable Fuels – 1.8%
8,736	Ardmore Shipping Corp. (Ireland)	123,265
22,236	Dorian LPG Ltd.	641,509
41,424	Excelerate Energy, Inc., Class A	989,205
31,206	Green Plains, Inc.*	381,649
15,612	Kinetik Holdings, Inc.	759,836
80,618	Kosmos Energy Ltd. (Ghana)*	303,124
21,430	Murphy Oil Corp.	674,616
440,673	Nordic American Tankers Ltd.	1,441,001
4,827	Par Pacific Holdings, Inc.*	74,577
22,768	PBF Energy, Inc., Class A	649,343

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
19,571	Peabody Energy Corp.	$514,130
19,944	Scorpio Tankers, Inc. (Monaco)	1,162,137
2,518	SM Energy Co.	105,680
4,761	Vital Energy, Inc.*	129,833

		7,949,905

Paper & Forest Products – 0.2%
11,380	Sylvamo Corp.	967,528

Passenger Airlines – 1.1%
33,300	Allegiant Travel Co.	2,164,833
26,522	Joby Aviation, Inc.*(a)	127,306
26,382	SkyWest, Inc.*	2,511,566

		4,803,705

Personal Care Products – 0.2%
70,914	Herbalife Ltd.*	535,401
69,178	Nu Skin Enterprises, Inc., Class A	428,212

		963,613

Pharmaceuticals – 1.7%
7,653	Amphastar Pharmaceuticals, Inc.*	386,706
24,071	Arvinas, Inc.*	636,196
11,090	Axsome Therapeutics, Inc.*	987,343
17,216	Collegium Pharmaceutical, Inc.*	587,754
6,304	Corcept Therapeutics, Inc.*	308,707
22,182	Evolus, Inc.*	362,010
7,212	Fulcrum Therapeutics, Inc.*	22,790
27,405	Innoviva, Inc.*	536,042
896	Ligand Pharmaceuticals, Inc.*	94,707
5,933	Neumora Therapeutics, Inc.*	67,933
44,873	Phibro Animal Health Corp., Class A	1,037,464
58,779	Supernus Pharmaceuticals, Inc.*	2,002,600
31,778	Theravance Biopharma, Inc.*	261,851

		7,292,103

Professional Services – 2.0%
84,807	Conduent, Inc.*	305,305
4,648	CSG Systems International, Inc.	216,643
27,110	ExlService Holdings, Inc.*	1,129,674
7,200	Exponent, Inc.	679,536
28,626	Franklin Covey Co.*	1,139,601
29,871	Maximus, Inc.	2,582,049
22,315	NV5 Global, Inc.*	509,898
18,098	TriNet Group, Inc.	1,536,339

		8,099,045

Real Estate Management & Development – 0.8%
197,641	Compass, Inc., Class A*	1,255,020
133,607	Redfin Corp.*	1,385,505
12,881	St Joe Co. (The)	665,948

		3,306,473

Residential REITs – 0.6%
61,867	NexPoint Residential Trust, Inc. REIT	2,576,761
6,577	Veris Residential, Inc. REIT	108,323

		2,685,084

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – 0.5%
2,636	Alexander’s, Inc. REIT	$598,451
33,240	Kite Realty Group Trust REIT	853,271
17,484	Macerich Co. (The) REIT	326,951
4,956	Phillips Edison & Co., Inc. REIT	187,386
5,739	Retail Opportunity Investments Corp. REIT	88,955
10,005	Tanger, Inc. REIT	332,466

		2,387,480

Semiconductors & Semiconductor Equipment – 1.5%
7,594	Ambarella, Inc.*	426,707
5,844	Axcelis Technologies, Inc.*	498,552
1,909	CEVA, Inc.*	44,546
16,954	Credo Technology Group Holding Ltd.*	639,166
27,573	FormFactor, Inc.*	1,047,223
3,114	Ichor Holdings Ltd.*	84,888
1,688	Impinj, Inc.*	320,703
7,786	MaxLinear, Inc.*	100,984
39,462	PDF Solutions, Inc.*	1,117,564
45,317	Semtech Corp.*	2,002,558
6,466	Ultra Clean Holdings, Inc.*	216,288
5,312	Veeco Instruments, Inc.*	152,879

		6,652,058

Software – 7.7%
60,434	A10 Networks, Inc.	885,358
70,104	ACI Worldwide, Inc.*	3,449,117
10,163	Agilysys, Inc.*	1,016,707
43,628	Alarm.com Holdings, Inc.*	2,326,681
71,244	Alkami Technology, Inc.*	2,608,243
25,058	BlackLine, Inc.*	1,387,461
82,846	Blend Labs, Inc., Class A*	300,731
19,692	Cleanspark, Inc.*	208,932
74,992	Clear Secure, Inc., Class A	2,758,206
50,274	Clearwater Analytics Holdings, Inc., Class A*	1,312,654
22,929	CommVault Systems, Inc.*	3,581,281
54,452	Consensus Cloud Solutions, Inc.*	1,207,745
11,655	Intapp, Inc.*	584,731
32,317	MARA Holdings, Inc.*	541,956
155,882	Olo, Inc., Class A*	780,969
19,079	OneSpan, Inc.*	318,238
50,093	Pagaya Technologies Ltd., Class A*(a)	577,071
12,578	Q2 Holdings, Inc.*	1,064,854
7,718	Red Violet, Inc.*	232,158
26,747	Riot Platforms, Inc.*	247,142
1,009	Sapiens International Corp. NV (Israel)	37,212
7,311	SEMrush Holdings, Inc., Class A*	95,847
11,487	SoundHound AI, Inc., Class A*	57,780
44,973	Terawulf, Inc.*	293,224
53,901	Varonis Systems, Inc.*	2,714,993
111,112	Verint Systems, Inc.*	2,366,686
15,324	Workiva, Inc.*	1,222,242

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
49,352	Zeta Global Holdings Corp., Class A*	$1,366,063

		33,544,282

Specialized REITs – 0.0%
12,033	Uniti Group, Inc. REIT	61,007

Specialty Retail – 2.6%
11,043	Abercrombie & Fitch Co., Class A*	1,455,357
13,841	America’s Car-Mart, Inc.*	540,353
4,110	Arko Corp.	27,332
36,543	Buckle, Inc. (The)	1,555,270
47,356	Haverty Furniture Cos., Inc.	1,048,935
182,012	Leslie’s, Inc.*	489,612
32,664	Monro, Inc.	895,320
61,116	RealReal, Inc. (The)*	177,236
40,548	Revolve Group, Inc.*	1,006,401
46,816	Shoe Carnival, Inc.	1,604,384
17,366	Upbound Group, Inc.	507,782
45,701	Warby Parker, Inc., Class A*	773,718
58,799	Zumiez, Inc.*	1,211,260

		11,292,960

Technology Hardware, Storage & Peripherals – 0.1%
8,750	Corsair Gaming, Inc.*	56,131
26,122	Eastman Kodak Co.*	123,296
18,208	IonQ, Inc.*(a)	273,666
2,945	Turtle Beach Corp.*	47,032

		500,125

Textiles, Apparel & Luxury Goods – 0.4%
55,595	Figs, Inc., Class A*	347,469
27,195	G-III Apparel Group Ltd.*	823,464
7,713	Steven Madden Ltd.	346,854

		1,517,787

Tobacco – 0.3%
26,684	Universal Corp.	1,358,749

Trading Companies & Distributors – 1.0%
10,492	DXP Enterprises, Inc.*	514,947
18,093	FTAI Aviation Ltd.	2,432,423
7,933	H&E Equipment Services, Inc.	414,499
300	Herc Holdings, Inc.	62,742
1,342	McGrath RentCorp	152,586
77,647	MRC Global, Inc.*	951,952

		4,529,149

Shares	Description	Value

Common Stocks – (continued)

Water Utilities – 0.7%
26,116	California Water Service Group	$1,356,987
12,232	Consolidated Water Co. Ltd.	290,632
23,645	SJW Group	1,316,081

		2,963,700

Wireless Telecommunication Services – 0.4%
11,555	Spok Holdings, Inc.	179,911
56,776	Telephone and Data Systems, Inc.	1,689,086

		1,868,997

TOTAL COMMON STOCKS (Cost $382,408,448)		421,925,377

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,881,815	4.766%	3,881,815
(Cost $3,881,815)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $386,290,263)		425,807,192

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,996,700	4.766%	2,996,700
(Cost $2,996,700)

TOTAL INVESTMENTS – 99.0% (Cost $389,286,963)		$428,803,892

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		4,173,399

NET ASSETS – 100.0%		$432,977,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	66	12/20/24	$7,288,380	$(142,719)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 97.6%

Aerospace & Defense – 1.8%
1,998	AeroVironment, Inc.*	$429,490
3,318	Archer Aviation, Inc., Class A*	10,452
4,955	Cadre Holdings, Inc.	172,285
23,940	Leonardo DRS, Inc.*	719,876
90,815	Rocket Lab USA, Inc.*	971,720

		2,303,823

Automobile Components – 1.6%
6,106	Dorman Products, Inc.*	696,267
1,910	Goodyear Tire & Rubber Co. (The)*	15,299
9,242	Holley, Inc.*	23,937
1,614	LCI Industries	179,606
9,165	Modine Manufacturing Co.*	1,079,362
1,225	XPEL, Inc.*	47,248

		2,041,719

Banks – 1.5%
11,238	Bancorp, Inc. (The)*	564,822
2,113	Esquire Financial Holdings, Inc.	140,684
18,099	First Financial Bankshares, Inc.	654,098
490	First Internet Bancorp	17,135
2,227	Hanmi Financial Corp.	50,931
10,813	Live Oak Bancshares, Inc.	429,384
542	Southern First Bancshares, Inc.*	20,710

		1,877,764

Beverages – 0.0%
1,048	National Beverage Corp.	47,359

Biotechnology – 11.8%
40,037	ACADIA Pharmaceuticals, Inc.*	584,140
21,388	ADMA Biologics, Inc.*	348,838
18,078	ALX Oncology Holdings, Inc.*	25,852
49,987	Amicus Therapeutics, Inc.*	570,852
4,354	AnaptysBio, Inc.*	94,177
3,225	Apogee Therapeutics, Inc.*	167,829
2,994	Arcellx, Inc.*	252,304
4,948	Arcturus Therapeutics Holdings, Inc.*	87,728
16,382	Ardelyx, Inc.*	96,162
79,417	Aurinia Pharmaceuticals, Inc. (Canada)*	572,597
863	Avidity Biosciences, Inc.*	36,470
22,748	BioCryst Pharmaceuticals, Inc.*	182,211
11,856	Biohaven Ltd.*	589,955
5,048	Biomea Fusion, Inc.*	47,300
6,781	Blueprint Medicines Corp.*	593,405
10,281	Bridgebio Pharma, Inc.*	240,678
4,451	Capricor Therapeutics, Inc.*	89,465
42,538	Catalyst Pharmaceuticals, Inc.*	927,328
18,878	Celldex Therapeutics, Inc.*	491,961
5,535	Crinetics Pharmaceuticals, Inc.*	309,739
2,644	Day One Biopharmaceuticals, Inc.*	38,920
18,463	Denali Therapeutics, Inc.*	479,299
8,725	Dyne Therapeutics, Inc.*	251,803
4,875	Halozyme Therapeutics, Inc.*	246,529
3,795	Immunovant, Inc.*	111,042
6,251	Insmed, Inc.*	420,567

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
8,477	Iovance Biotherapeutics, Inc.*	$88,500
5,838	Keros Therapeutics, Inc.*	338,837
7,357	Kiniksa Pharmaceuticals International PLC*	166,195
2,799	Krystal Biotech, Inc.*	482,911
1,011	Kymera Therapeutics, Inc.*	46,678
20,211	Larimar Therapeutics, Inc.*	166,235
7,323	Lexeo Therapeutics, Inc.*	57,852
1,197	Madrigal Pharmaceuticals, Inc.*	310,430
37,296	MannKind Corp.*	263,683
4,733	MeiraGTx Holdings PLC*	26,221
3,489	Nurix Therapeutics, Inc.*	85,760
3,983	Nuvalent, Inc., Class A*	352,456
10,092	Protagonist Therapeutics, Inc.*	462,617
4,715	Prothena Corp. PLC (Ireland)*	80,155
20,445	PTC Therapeutics, Inc.*	816,164
6,080	RAPT Therapeutics, Inc.*	12,890
13,421	Recursion Pharmaceuticals, Inc., Class A*(a)	84,821
23,102	Relay Therapeutics, Inc.*	130,180
1,053	REVOLUTION Medicines, Inc.*	56,335
837	Rhythm Pharmaceuticals, Inc.*	39,950
10,878	Rocket Pharmaceuticals, Inc.*	181,119
4,334	Scholar Rock Holding Corp.*	123,259
10,263	SpringWorks Therapeutics, Inc.*	309,224
1,765	Summit Therapeutics, Inc.*	32,811
8,494	Sutro Biopharma, Inc.*	27,605
6,714	Syndax Pharmaceuticals, Inc.*	126,626
42,668	Taysha Gene Therapies, Inc.*	72,109
33,477	TG Therapeutics, Inc.*	838,934
9,496	Twist Bioscience Corp.*	383,259
3,821	Tyra Biosciences, Inc.*	63,734
6,477	Vaxcyte, Inc.*	688,829
5,634	Vera Therapeutics, Inc.*	227,501
2,311	Viridian Therapeutics, Inc.*	49,848

		15,050,879

Building Products – 0.3%
5,078	Tecnoglass, Inc.	347,995

Capital Markets – 1.6%
6,278	Brightsphere Investment Group, Inc.	165,676
12,556	Moelis & Co., Class A	833,718
5,284	Open Lending Corp.*	29,590
19,557	Patria Investments Ltd., Class A (Cayman Islands)	227,644
2,795	Piper Sandler Cos.	792,774
569	Silvercrest Asset Management Group, Inc., Class A	9,918

		2,059,320

Chemicals – 1.0%
692	Balchem Corp.	115,792
4,216	Hawkins, Inc.	450,690
8,122	Ingevity Corp.*	339,418
2,975	Innospec, Inc.	320,646
3,623	Orion SA (Germany)	54,309

		1,280,855

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – 1.7%
36,966	ACV Auctions, Inc., Class A*	$639,142
23,895	CECO Environmental Corp.*	568,701
50,475	Healthcare Services Group, Inc.*	553,711
9,230	Montrose Environmental Group, Inc.*	243,395
2,577	Viad Corp.*	96,483

		2,101,432

Communications Equipment – 0.1%
10,943	Harmonic, Inc.*	121,358

Construction & Engineering – 4.4%
7,572	Construction Partners, Inc., Class A*	596,144
3,505	Dycom Industries, Inc.*	611,027
22,169	Fluor Corp.*	1,158,995
4,515	IES Holdings, Inc.*	987,273
10,118	Limbach Holdings, Inc.*	768,664
517	MYR Group, Inc.*	67,727
3,408	Primoris Services Corp.	213,409
8,072	Sterling Infrastructure, Inc.*	1,246,720

		5,649,959

Construction Materials – 1.1%
3,850	Knife River Corp.*	374,682
8,920	United States Lime & Minerals, Inc.	1,005,998

		1,380,680

Consumer Finance – 0.6%
4,390	Dave, Inc.*	169,278
1,111	LendingTree, Inc.*	63,360
2,216	Moneylion, Inc.*	95,222
8,271	Upstart Holdings, Inc.*	402,632
812	World Acceptance Corp.*	92,649

		823,141

Consumer Staples Distribution & Retail – 1.3%
3,062	Ingles Markets, Inc., Class A	195,539
11,805	Sprouts Farmers Market, Inc.*	1,516,116

		1,711,655

Diversified Consumer Services – 1.8%
81,361	Coursera, Inc.*	565,459
7,182	Frontdoor, Inc.*	356,874
15,786	Laureate Education, Inc.	271,204
31,171	Mister Car Wash, Inc.*	234,094
31,308	OneSpaWorld Holdings Ltd. (Bahamas)	548,203
3,226	Stride, Inc.*	300,921

		2,276,755

Diversified Telecommunication Services – 0.4%
15,991	Bandwidth, Inc., Class A*	311,824
2,232	Cogent Communications Holdings, Inc.	179,163

		490,987

Electrical Equipment – 2.4%
6,242	American Superconductor Corp.*	153,054

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
10,948	Atkore, Inc.	$938,900
18,035	Bloom Energy Corp., Class A*	173,136
9,146	Enovix Corp.*	82,360
11,872	Fluence Energy, Inc.*	258,216
1,599	LSI Industries, Inc.	26,160
4,382	NEXTracker, Inc., Class A*	174,491
9,894	NuScale Power Corp.*	189,371
2,952	Powell Industries, Inc.	752,701
65,790	Shoals Technologies Group, Inc., Class A*	355,924

		3,104,313

Electronic Equipment, Instruments & Components – 3.2%
10,364	Arlo Technologies, Inc.*	105,298
4,433	Badger Meter, Inc.	886,822
820	ePlus, Inc.*	72,939
6,427	Fabrinet (Thailand)*	1,548,714
6,771	Itron, Inc.*	756,727
5,246	Napco Security Technologies, Inc.	201,866
2,668	nLight, Inc.*	33,297
2,450	Novanta, Inc.*	417,088

		4,022,751

Energy Equipment & Services – 1.4%
22,390	ChampionX Corp.	631,846
21,831	Oceaneering International, Inc.*	532,676
9,004	Tidewater, Inc.*	540,870
1,544	Valaris Ltd.*	78,127

		1,783,519

Entertainment – 0.8%
2,716	AMC Entertainment Holdings, Inc., Class A*	11,923
18,621	Cinemark Holdings, Inc.*	553,975
4,328	Eventbrite, Inc., Class A*	13,850
4,054	IMAX Corp.*	98,512
10,210	Madison Square Garden Entertainment Corp.*	425,859

		1,104,119

Financial Services – 1.7%
27,772	AvidXchange Holdings, Inc.*	228,841
1,202	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	38,428
2,098	EVERTEC, Inc. (Puerto Rico)	68,731
11,877	Flywire Corp.*	206,897
4,788	I3 Verticals, Inc., Class A*	110,076
8,136	Marqeta, Inc., Class A*	46,050
1,385	Merchants Bancorp	51,162
24,598	NCR Atleos Corp.*	643,976
79,681	Payoneer Global, Inc.*	686,850
38,908	Paysign, Inc.*	140,458
1,996	Remitly Global, Inc.*	35,888

		2,257,357

Food Products – 1.0%
427	John B Sanfilippo & Son, Inc.	35,232
4,187	Lancaster Colony Corp.	726,863

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
30,643	WK Kellogg Co.	$509,593

		1,271,688

Ground Transportation – 0.6%
4,205	ArcBest Corp.	438,077
3,268	PAM Transportation Services, Inc.*	50,589
9,132	RXO, Inc.*	257,431
1,280	Werner Enterprises, Inc.	47,219

		793,316

Health Care Equipment & Supplies – 3.9%
20,578	AtriCure, Inc.*	682,778
65,595	Cerus Corp.*	102,984
1,035	CVRx, Inc.*	13,579
1,006	Glaukos Corp.*	133,044
5,300	Haemonetics Corp.*	377,148
8,114	Inari Medical, Inc.*	392,718
12,173	iRadimed Corp.	599,764
2,287	iRhythm Technologies, Inc.*	165,670
10,724	Lantheus Holdings, Inc.*	1,177,924
1,198	LeMaitre Vascular, Inc.	105,891
6,458	Merit Medical Systems, Inc.*	637,146
4,264	PROCEPT BioRobotics Corp.*	383,760
14,539	Pulmonx Corp.*	90,869
371	TransMedics Group, Inc.*	30,411
201	UFP Technologies, Inc.*	53,667

		4,947,353

Health Care Providers & Services – 4.8%
156,451	agilon health, Inc.*	398,950
18,970	BrightSpring Health Services, Inc.*	283,981
13,563	Brookdale Senior Living, Inc.*	85,040
29,209	Community Health Systems, Inc.*	118,297
4,424	Enhabit, Inc.*	30,481
9,938	Ensign Group, Inc. (The)	1,540,291
19,631	Guardant Health, Inc.*	429,526
11,012	HealthEquity, Inc.*	938,773
4,419	InfuSystem Holdings, Inc.*	27,354
17,584	Joint Corp. (The)*	194,303
61,352	LifeStance Health Group, Inc.*	411,672
2,102	National Research Corp.	38,109
1,760	PACS Group, Inc.*	75,117
20,888	Pennant Group, Inc. (The)*	667,789
10,520	Privia Health Group, Inc.*	193,147
4,727	Progyny, Inc.*	71,141
1,184	RadNet, Inc.*	77,007
5,566	Select Medical Holdings Corp.	178,557
659	US Physical Therapy, Inc.	52,839
38,352	Viemed Healthcare, Inc.*	327,910

		6,140,284

Health Care REITs – 0.0%
1,170	Universal Health Realty Income Trust REIT	46,285

Health Care Technology – 0.9%
24,083	Evolent Health, Inc., Class A*	562,338

Shares	Description	Value

Common Stocks – (continued)

Health Care Technology – (continued)
2,190	Health Catalyst, Inc.*	$17,016
48,930	LifeMD, Inc.*	199,635
12,647	Phreesia, Inc.*	231,314
2,827	Waystar Holding Corp.*	80,654

		1,090,957

Hotel & Resort REITs – 0.6%
38,262	Chatham Lodging Trust REIT	302,270
41,505	RLJ Lodging Trust REIT	367,319
714	Ryman Hospitality Properties, Inc. REIT	76,434

		746,023

Hotels, Restaurants & Leisure – 3.8%
19,125	BJ’s Restaurants, Inc.*	709,346
3,812	Brinker International, Inc.*	391,531
14,503	Cheesecake Factory, Inc. (The)	670,329
55,020	Denny’s Corp.*	352,678
5,175	Dine Brands Global, Inc.	157,527
7,200	Hilton Grand Vacations, Inc.*	265,536
425	Kura Sushi USA, Inc., Class A*	42,423
1,012	Nathan’s Famous, Inc.	85,241
14,875	ONE Group Hospitality, Inc. (The)*	50,872
17,071	PlayAGS, Inc.*	198,536
8,502	Portillo’s, Inc., Class A*	109,931
10,105	Potbelly Corp.*	74,575
5,219	RCI Hospitality Holdings, Inc.	226,609
13,849	Red Rock Resorts, Inc., Class A	712,670
15,656	Rush Street Interactive, Inc.*	169,398
4,026	Shake Shack, Inc., Class A*	489,843
20,560	Super Group SGHC Ltd. (Guernsey)	84,296
323	Sweetgreen, Inc., Class A*	11,660
4,444	Xponential Fitness, Inc., Class A*	54,439

		4,857,440

Household Durables – 1.2%
5,043	Installed Building Products, Inc.	1,093,827
11,507	Landsea Homes Corp.*	119,443
1,667	M/I Homes, Inc.*	252,700

		1,465,970

Household Products – 0.2%
1,072	WD-40 Co.	280,939

Insurance – 1.5%
3,854	Ambac Financial Group, Inc.*	43,589
6,426	Baldwin Insurance Group, Inc. (The), Class A*	297,267
3,723	HCI Group, Inc.	421,853
4,741	James River Group Holdings Ltd.	29,489
10,475	Lemonade, Inc.*(a)	248,991
7,087	Oscar Health, Inc., Class A*	119,061
1,279	Palomar Holdings, Inc.*	114,816
6,794	Selective Insurance Group, Inc.	617,031

		1,892,097

Interactive Media & Services – 1.7%
17,233	EverQuote, Inc., Class A*	309,849

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
25,544	fuboTV, Inc.*	$44,447
22,431	MediaAlpha, Inc., Class A*	384,243
30,222	QuinStreet, Inc.*	634,662
19,968	Shutterstock, Inc.	640,773
30,183	Vimeo, Inc.*	143,973
4,583	ZipRecruiter, Inc., Class A*	42,484

		2,200,431

IT Services – 1.1%
18,566	Backblaze, Inc., Class A*	134,047
19,008	DigitalOcean Holdings, Inc.*	752,337
21,966	Hackett Group, Inc. (The)	534,213

		1,420,597

Leisure Products – 0.7%
6,557	Acushnet Holdings Corp.	401,944
1,374	Marine Products Corp.	12,929
57,626	Peloton Interactive, Inc., Class A*	489,821

		904,694

Life Sciences Tools & Services – 0.5%
21,904	Adaptive Biotechnologies Corp.*	106,015
7,307	BioLife Solutions, Inc.*	170,984
14,488	Codexis, Inc.*	45,492
17,312	Cytek Biosciences, Inc.*	85,608
4,697	Harvard Bioscience, Inc.*	11,038
34,755	Maravai LifeSciences Holdings, Inc., Class A*	257,535

		676,672

Machinery – 4.0%
4,786	Chart Industries, Inc.*	577,766
20,874	Douglas Dynamics, Inc.	472,796
13,231	Federal Signal Corp.	1,079,253
11,076	Gorman-Rupp Co. (The)	409,258
1,427	Graham Corp.*	39,984
1,187	Mayville Engineering Co., Inc.*	24,298
6,074	Mueller Industries, Inc.	497,886
30,256	Mueller Water Products, Inc., Class A	653,227
4,767	Omega Flex, Inc.	243,689
6,781	SPX Technologies, Inc.*	973,006
290	Standex International Corp.	53,325

		5,024,488

Media – 0.5%
7,832	AMC Networks, Inc., Class A*	63,439
39,358	Entravision Communications Corp., Class A	91,311
32,760	EW Scripps Co. (The), Class A*	109,910
36,716	Gray Television, Inc.	209,648
5,367	Magnite, Inc.*	66,980
8,437	PubMatic, Inc., Class A*	124,066
517	Thryv Holdings, Inc.*	7,435

		672,789

Metals & Mining – 1.3%
6,396	Carpenter Technology Corp.	956,202
2,080	Constellium SE*	23,088

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
21,351	Hecla Mining Co.	$138,568
3,247	Kaiser Aluminum Corp.	241,122
2,533	Materion Corp.	257,429

		1,616,409

Oil, Gas & Consumable Fuels – 0.3%
1,976	Green Plains, Inc.*	24,166
52,409	Kosmos Energy Ltd. (Ghana)*	197,058
6,868	NextDecade Corp.*	40,109
12,688	Uranium Energy Corp.*	94,145

		355,478

Passenger Airlines – 0.3%
4,341	Allegiant Travel Co.	282,208
26,665	Joby Aviation, Inc.*(a)	127,992
194	SkyWest, Inc.*	18,469

		428,669

Personal Care Products – 0.1%
8,946	Herbalife Ltd.*	67,542
12,436	Nu Skin Enterprises, Inc., Class A	76,979

		144,521

Pharmaceuticals – 2.1%
14,054	Amphastar Pharmaceuticals, Inc.*	710,149
12,486	Arvinas, Inc.*	330,005
5,452	Axsome Therapeutics, Inc.*	485,392
1,412	Cassava Sciences, Inc.*	36,437
9,832	Collegium Pharmaceutical, Inc.*	335,665
6,837	Corcept Therapeutics, Inc.*	334,808
1,318	Edgewise Therapeutics, Inc.*	44,245
9,182	Evolus, Inc.*	149,850
976	Harmony Biosciences Holdings, Inc.*	31,359
9,807	Neumora Therapeutics, Inc.*	112,290
3,849	scPharmaceuticals, Inc.*	15,973
3,882	WaVe Life Sciences Ltd.*	53,222
7,183	Xeris Biopharma Holdings, Inc.*	23,129

		2,662,524

Professional Services – 3.7%
6,826	CBIZ, Inc.*	470,516
3,731	CSG Systems International, Inc.	173,902
23,867	ExlService Holdings, Inc.*	994,538
7,049	Exponent, Inc.	665,285
8,951	Franklin Covey Co.*	356,339
1,254	Huron Consulting Group, Inc.*	145,125
13,278	Maximus, Inc.	1,147,750
8,060	TriNet Group, Inc.	684,213
3,333	Upwork, Inc.*	45,196

		4,682,864

Real Estate Management & Development – 1.2%
73,903	Compass, Inc., Class A*	469,284
47,455	Redfin Corp.*	492,108
10,133	St Joe Co. (The)	523,876

		1,485,268

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – 0.5%
2,344	Alexander’s, Inc. REIT	$532,159
1,762	Tanger, Inc. REIT	58,551

		590,710

Semiconductors & Semiconductor Equipment – 3.2%
435	Ambarella, Inc.*	24,443
7,500	Axcelis Technologies, Inc.*	639,825
874	CEVA, Inc.*	20,395
9,417	Credo Technology Group Holding Ltd.*	355,021
16,695	FormFactor, Inc.*	634,076
1,699	Impinj, Inc.*	322,793
3,612	Kulicke & Soffa Industries, Inc. (Singapore)	162,034
6,861	MaxLinear, Inc.*	88,987
177	NVE Corp.	13,340
20,247	PDF Solutions, Inc.*	573,395
3,027	Power Integrations, Inc.	182,922
17,008	Semtech Corp.*	751,583
74	SiTime Corp.*	12,507
3,254	Ultra Clean Holdings, Inc.*	108,846
7,565	Veeco Instruments, Inc.*	217,721

		4,107,888

Software – 11.7%
29,068	A10 Networks, Inc.	425,846
26,134	ACI Worldwide, Inc.*	1,285,793
6,714	Agilysys, Inc.*	671,669
16,343	Alarm.com Holdings, Inc.*	871,572
23,658	Alkami Technology, Inc.*	866,119
1,542	AudioEye, Inc.*	32,845
16,858	BlackLine, Inc.*	933,428
38,224	Blend Labs, Inc., Class A*	138,753
1,484	Box, Inc., Class A*	47,132
5,640	C3.ai, Inc., Class A*	138,913
15,775	Cleanspark, Inc.*	167,373
31,353	Clear Secure, Inc., Class A	1,153,163
28,436	Clearwater Analytics Holdings, Inc., Class A*	742,464
8,751	CommVault Systems, Inc.*	1,366,819
12,435	Consensus Cloud Solutions, Inc.*	275,808
18,981	Freshworks, Inc., Class A*	222,078
9,460	Intapp, Inc.*	474,608
17,873	MARA Holdings, Inc.*	299,730
18,880	Olo, Inc., Class A*	94,589
11,136	OneSpan, Inc.*	185,749
6,425	PROS Holdings, Inc.*	127,215
5,612	Q2 Holdings, Inc.*	475,112
12,722	Red Violet, Inc.*	382,678
10,246	Sapiens International Corp. NV (Israel)	377,873
15,807	SEMrush Holdings, Inc., Class A*	207,230
15,681	SoundHound AI, Inc., Class A*(a)	78,875
5,875	SoundThinking, Inc.*	62,216
177	SPS Commerce, Inc.*	29,205
28,762	Terawulf, Inc.*	187,528
21,367	Varonis Systems, Inc.*	1,076,256
7,006	Viant Technology, Inc., Class A*	81,760

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
8,470	Weave Communications, Inc.*	$118,749
8,458	Workiva, Inc.*	674,610
20,575	Zeta Global Holdings Corp., Class A*	569,516

		14,843,274

Specialty Retail – 2.8%
3,274	Abercrombie & Fitch Co., Class A*	431,480
8,176	Arhaus, Inc.	69,333
17,440	Buckle, Inc. (The)	742,246
6,656	Camping World Holdings, Inc., Class A	133,519
3,641	Haverty Furniture Cos., Inc.	80,648
59,120	Leslie’s, Inc.*	159,033
3,657	Monro, Inc.	100,238
29,215	RealReal, Inc. (The)*	84,724
21,787	Revolve Group, Inc.*	540,754
20,926	Upbound Group, Inc.	611,876
29,389	Warby Parker, Inc., Class A*	497,556
6,558	Zumiez, Inc.*	135,095

		3,586,502

Technology Hardware, Storage & Peripherals – 0.2%
14,627	IonQ, Inc.*(a)	219,844
2,897	Turtle Beach Corp.*	46,265

		266,109

Textiles, Apparel & Luxury Goods – 0.3%
7,710	Steven Madden Ltd.	346,719

Tobacco – 0.0%
834	Turning Point Brands, Inc.	39,390
269	Universal Corp.	13,697

		53,087

Trading Companies & Distributors – 2.3%
740	Applied Industrial Technologies, Inc.	171,377
10,215	FTAI Aviation Ltd.	1,373,305
6,892	H&E Equipment Services, Inc.	360,107
1,759	Herc Holdings, Inc.	367,877
5,926	McGrath RentCorp	673,786
671	Xometry, Inc., Class A*	13,205

		2,959,657

Water Utilities – 0.1%
7,443	Global Water Resources, Inc.	92,963

TOTAL COMMON STOCKS (Cost $109,370,372)		124,492,405

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,341,626	4.766%	$1,341,626
(Cost $1,341,626)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $110,711,998)		125,834,031

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,099,725	4.766%	$1,099,725
(Cost $1,099,725)

TOTAL INVESTMENTS – 99.6% (Cost $111,811,723)		$126,933,756

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		465,368

NET ASSETS – 100.0%		$127,399,124

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	17	12/20/24	$1,877,310	$(37,162)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 97.6%

Aerospace & Defense – 0.3%
37,132	AerSale Corp.*	$195,686
5,147	Kratos Defense & Security Solutions, Inc.*	116,940
22,557	Mercury Systems, Inc.*	729,719
24,552	National Presto Industries, Inc.	1,766,025
59,434	Virgin Galactic Holdings, Inc.*(a)	390,481

		3,198,851

Air Freight & Logistics – 0.0%
14,429	Air Transport Services Group, Inc.*	248,756

Automobile Components – 1.5%
441,375	American Axle & Manufacturing Holdings, Inc.*	2,493,769
46,916	Cooper-Standard Holdings, Inc.*	588,796
106,784	Fox Factory Holding Corp.*	3,843,156
838,777	Goodyear Tire & Rubber Co. (The)*	6,718,604
33,718	Holley, Inc.*	87,330
78,698	Stoneridge, Inc.*	550,099

		14,281,754

Banks – 19.3%
43,006	1st Source Corp.	2,547,245
96,079	Amalgamated Financial Corp.	3,186,460
95,251	Ameris Bancorp	5,904,610
75,703	Axos Financial, Inc.*	5,126,607
37,004	BancFirst Corp.	4,022,705
140,240	BankUnited, Inc.	4,956,082
64,027	Banner Corp.	4,100,289
65,001	BayCom Corp.	1,615,275
102,016	Berkshire Hills Bancorp, Inc.	2,777,896
40,356	Business First Bancshares, Inc.	1,056,924
161,057	Cadence Bank	5,384,136
26,315	Capital Bancorp, Inc.	664,454
541,113	Capitol Federal Financial, Inc.	3,487,473
64,101	Cathay General Bancorp	2,947,364
40,793	Central Pacific Financial Corp.	1,098,963
3,195	City Holding Co.	372,537
61,919	Community Financial System, Inc.	3,785,728
40,873	Community Trust Bancorp, Inc.	2,117,221
253,408	CVB Financial Corp.	4,923,717
37,725	Dime Community Bancshares, Inc.	1,134,391
63,660	Enterprise Financial Services Corp.	3,356,155
9,717	Equity Bancshares, Inc., Class A	412,875
20,629	Financial Institutions, Inc.	495,302
119,635	First BanCorp. (Puerto Rico)	2,306,563
242,552	First Commonwealth Financial Corp.	3,987,555
147,682	First Financial Bancorp	3,777,706
3,817	First Financial Corp.	163,978
60,294	Flushing Financial Corp.	945,109
296,924	Fulton Financial Corp.	5,377,294
34,943	Glacier Bancorp, Inc.	1,822,277
42,507	Great Southern Bancorp, Inc.	2,409,722
122,304	Hancock Whitney Corp.	6,369,592

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
149,761	Hanmi Financial Corp.	$3,425,034
119,485	Heritage Commerce Corp.	1,160,199
151,839	Heritage Financial Corp.	3,490,779
20,488	Hilltop Holdings, Inc.	627,547
33,983	Home BancShares, Inc.	927,396
34,702	HomeTrust Bancshares, Inc.	1,150,371
228,296	Hope Bancorp, Inc.	2,828,587
29,713	Horizon Bancorp, Inc.	476,002
101,375	Independent Bank Corp.	3,323,073
77,117	Independent Bank Corp.	4,850,659
83,327	International Bancshares Corp.	5,104,612
212,216	Kearny Financial Corp.	1,483,390
8,074	Lakeland Financial Corp.	525,375
3,393	Nicolet Bankshares, Inc.	345,034
29,892	Northeast Community Bancorp, Inc.	775,996
38,258	OceanFirst Financial Corp.	696,296
98,342	OFG Bancorp (Puerto Rico)	3,960,232
81,295	Old National Bancorp	1,565,742
207,828	Old Second Bancorp, Inc.	3,412,536
72,336	Origin Bancorp, Inc.	2,270,627
12,814	Pacific Premier Bancorp, Inc.	326,885
10,395	Park National Corp.	1,796,048
38,022	PCB Bancorp	713,673
12,252	Peapack-Gladstone Financial Corp.	393,779
24,560	Preferred Bank	2,072,127
132,741	Provident Financial Services, Inc.	2,479,602
104,960	Renasant Corp.	3,580,186
36,234	Seacoast Banking Corp. of Florida	967,448
56,544	Sierra Bancorp	1,605,850
16,605	SmartFinancial, Inc.	550,622
9,849	Southern First Bancshares, Inc.*	376,330
4,089	Southern Missouri Bancorp, Inc.	242,478
95,473	Southside Bancshares, Inc.	3,093,325
27,502	SouthState Corp.	2,682,270
35,923	Stock Yards Bancorp, Inc.	2,316,315
72,692	Texas Capital Bancshares, Inc.*	5,593,649
8,608	Timberland Bancorp, Inc.	248,599
21,803	Tompkins Financial Corp.	1,407,166
98,417	TrustCo Bank Corp.	3,245,792
33,683	UMB Financial Corp.	3,696,036
63,085	United Bankshares, Inc.	2,377,043
73,161	United Community Banks, Inc.	2,082,162
16,548	Unity Bancorp, Inc.	640,077
17,148	Valley National Bancorp	162,392
118,647	Veritex Holdings, Inc.	3,203,469
7,403	Washington Trust Bancorp, Inc.	252,664
117,743	WesBanco, Inc.	3,703,017
13,608	Westamerica BanCorp	701,084
11,934	WSFS Financial Corp.	586,795

		186,130,575

Beverages – 0.0%
18,578	Primo Water Corp.	487,301

Biotechnology – 3.7%
127,095	89bio, Inc.*	988,799

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
24,316	Agios Pharmaceuticals, Inc.*	$1,080,360
118,546	Allogene Therapeutics, Inc.*	302,885
260,653	Annexon, Inc.*	1,907,980
116,505	Aurinia Pharmaceuticals, Inc. (Canada)*	840,001
49,738	Beam Therapeutics, Inc.*	1,089,760
10,961	Biohaven Ltd.*	545,419
42,867	Bridgebio Pharma, Inc.*	1,003,516
51,294	C4 Therapeutics, Inc.*	273,397
20,665	Cabaletta Bio, Inc.*	73,361
53,797	CareDx, Inc.*	1,190,528
246,653	Caribou Biosciences, Inc.*	483,440
52,195	Catalyst Pharmaceuticals, Inc.*	1,137,851
36,483	Celldex Therapeutics, Inc.*	950,747
116,855	Denali Therapeutics, Inc.*	3,033,556
53,796	Design Therapeutics, Inc.*	281,891
6,489	Dianthus Therapeutics, Inc.*	180,783
188,514	Editas Medicine, Inc.*	546,691
34,875	Fate Therapeutics, Inc.*	82,654
167,719	Generation Bio Co.*	365,627
24,697	Intellia Therapeutics, Inc.*	351,191
155,677	iTeos Therapeutics, Inc.*	1,315,471
147,010	Kodiak Sciences, Inc.*	558,638
53,947	Myriad Genetics, Inc.*	1,184,676
10,885	ORIC Pharmaceuticals, Inc.*	102,101
103,321	Poseida Therapeutics, Inc.*	244,871
19,626	Prothena Corp. PLC (Ireland)*	333,642
62,193	PTC Therapeutics, Inc.*	2,482,745
61,874	RAPT Therapeutics, Inc.*	131,173
540,924	Relay Therapeutics, Inc.*	3,048,107
92,172	Sage Therapeutics, Inc.*	560,406
467,606	Sutro Biopharma, Inc.*	1,519,719
3,509	TG Therapeutics, Inc.*	87,935
225,649	Vanda Pharmaceuticals, Inc.*	1,049,268
145,954	Veracyte, Inc.*	4,924,488
268,968	Verve Therapeutics, Inc.*	1,541,187
49,807	Zentalis Pharmaceuticals, Inc.*	135,973

		35,930,837

Building Products – 0.1%
49,787	Masterbrand, Inc.*	894,174
28,461	Resideo Technologies, Inc.*	559,828

		1,454,002

Capital Markets – 1.0%
785,304	BGC Group, Inc., Class A	7,358,299
27,700	StoneX Group, Inc.*	2,494,108

		9,852,407

Chemicals – 1.5%
53,044	Aspen Aerogels, Inc.*	946,305
9,795	Avient Corp.	456,545
24,066	Core Molding Technologies, Inc.*	362,193
13,376	Ecovyst, Inc.*	89,084
19,969	Kronos Worldwide, Inc.	230,442
64,607	LSB Industries, Inc.*	529,777
118,857	Mativ Holdings, Inc.	1,836,341
80,057	Minerals Technologies, Inc.	6,027,491

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
40,379	PureCycle Technologies, Inc.*(a)	$525,735
24,590	Stepan Co.	1,778,841
181,506	Tronox Holdings PLC	2,199,853

		14,982,607

Commercial Services & Supplies – 1.8%
103,782	ABM Industries, Inc.	5,506,673
30,210	ACV Auctions, Inc., Class A*	522,331
7,026	CECO Environmental Corp.*	167,219
172,937	Deluxe Corp.	3,244,298
200,951	Enviri Corp.*	1,539,285
509,129	Healthcare Services Group, Inc.*	5,585,145
19,990	Matthews International Corp., Class A	465,567
9,153	Pitney Bowes, Inc.	65,993

		17,096,511

Communications Equipment – 0.9%
18,863	Applied Optoelectronics, Inc.*	294,640
9,468	NETGEAR, Inc.*	207,538
313,229	NetScout Systems, Inc.*	6,587,206
147,821	Viasat, Inc.*	1,419,082

		8,508,466

Construction & Engineering – 1.0%
19,917	Arcosa, Inc.	1,865,028
4,044	Fluor Corp.*	211,420
185,275	Great Lakes Dredge & Dock Corp.*	2,117,693
32,112	Limbach Holdings, Inc.*	2,439,549
13,610	Sterling Infrastructure, Inc.*	2,102,064
32,792	Tutor Perini Corp.*	849,969

		9,585,723

Construction Materials – 1.1%
221,040	Summit Materials, Inc., Class A*	10,479,506

Consumer Finance – 2.0%
14,290	Bread Financial Holdings, Inc.	712,356
83,876	Encore Capital Group, Inc.*	3,831,456
69,502	Enova International, Inc.*	6,040,419
261,884	Green Dot Corp., Class A*	2,975,002
10,534	LendingClub Corp.*	149,372
313,112	Navient Corp.	4,455,584
6,681	Nelnet, Inc., Class A	752,949
39,484	PRA Group, Inc.*	795,997
3,512	Regional Management Corp.	100,865

		19,814,000

Consumer Staples Distribution & Retail – 0.8%
67,146	Ingles Markets, Inc., Class A	4,287,944
12,360	Natural Grocers by Vitamin Cottage, Inc.	338,417
83,403	SpartanNash Co.	1,754,799
24,768	Weis Markets, Inc.	1,557,659

		7,938,819

Containers & Packaging – 0.4%
373,935	O-I Glass, Inc.*	4,154,418

Diversified Consumer Services – 0.8%
2,400	Graham Holdings Co., Class B	2,023,920

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
62,081	Strategic Education, Inc.	$5,398,564

		7,422,484

Diversified REITs – 1.1%
33,109	Alexander & Baldwin, Inc. REIT	616,159
160,931	American Assets Trust, Inc. REIT	4,337,091
278,433	Armada Hoffler Properties, Inc. REIT	3,015,429
154,102	Empire State Realty Trust, Inc., Class A REIT	1,633,481
113,421	NexPoint Diversified Real Estate Trust REIT	606,802

		10,208,962

Diversified Telecommunication Services – 0.8%
86,573	AST SpaceMobile, Inc.*(a)	2,061,303
7,301	ATN International, Inc.	153,029
5,687	Bandwidth, Inc., Class A*	110,897
69,290	Consolidated Communications Holdings, Inc.*	321,159
5,991	Liberty Latin America Ltd., Class A (Puerto Rico)*	58,652
809,872	Lumen Technologies, Inc.*	5,175,082
16,470	Shenandoah Telecommunications Co.	227,945

		8,108,067

Electric Utilities – 0.4%
73,801	Portland General Electric Co.	3,498,167

Electrical Equipment – 1.3%
22,368	Atkore, Inc.	1,918,280
1,667,262	FuelCell Energy, Inc.*(a)	573,538
274,582	Plug Power, Inc.*(a)	538,181
2,195	Powell Industries, Inc.	559,681
340,850	Sunrun, Inc.*	4,925,283
159,249	Thermon Group Holdings, Inc.*	4,173,916
67,272	TPI Composites, Inc.*	229,061

		12,917,940

Electronic Equipment, Instruments & Components – 2.1%
9,471	Bel Fuse, Inc., Class B	714,303
65,197	Benchmark Electronics, Inc.	2,823,030
15,610	Fabrinet (Thailand)*	3,761,542
7,893	FARO Technologies, Inc.*	138,443
324,936	Knowles Corp.*	5,627,892
172,470	nLight, Inc.*	2,152,426
8,059	PC Connection, Inc.	512,955
30,080	Sanmina Corp.*	2,108,608
18,291	TTM Technologies, Inc.*	410,450
73,973	Vishay Precision Group, Inc.*	1,716,913

		19,966,562

Energy Equipment & Services – 1.8%
286,008	Borr Drilling Ltd. (Mexico)*	1,198,373
3,187	Bristow Group, Inc.*	105,713
7,148	Expro Group Holdings NV*	91,137
92,782	Helix Energy Solutions Group, Inc.*	858,233
30,569	Kodiak Gas Services, Inc.	974,540

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
9,550	Nabors Industries Ltd.*	$710,615
236,571	Newpark Resources, Inc.*	1,575,563
263,836	Oil States International, Inc.*	1,247,944
468,752	Patterson-UTI Energy, Inc.	3,595,328
26,888	ProPetro Holding Corp.*	185,796
53,287	SEACOR Marine Holdings, Inc.*	362,352
78,014	Seadrill Ltd. (Norway)*	3,069,851
645,121	Transocean Ltd.*	2,799,825
11,786	Valaris Ltd.*	596,372

		17,371,642

Entertainment – 0.9%
295,816	AMC Entertainment Holdings, Inc., Class A*(a)	1,298,632
34,124	Cinemark Holdings, Inc.*	1,015,189
148,009	Madison Square Garden Entertainment Corp.*	6,173,455
3,408	Sphere Entertainment Co.*	142,489

		8,629,765

Financial Services – 3.1%
12,150	Alerus Financial Corp.	245,795
202,159	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	6,463,023
11,449	Enact Holdings, Inc.	390,296
43,153	Essent Group Ltd.	2,589,612
100,358	I3 Verticals, Inc., Class A*	2,307,230
107,942	Jackson Financial, Inc., Class A	10,788,803
126,603	Merchants Bancorp	4,676,715
87,185	NMI Holdings, Inc., Class A*	3,372,316

		30,833,790

Food Products – 0.3%
318,337	Hain Celestial Group, Inc. (The)*	2,779,082

Gas Utilities – 1.0%
10,599	Brookfield Infrastructure Corp., Class A (Canada)	435,407
110,861	ONE Gas, Inc.	7,901,064
20,356	Spire, Inc.	1,299,934

		9,636,405

Ground Transportation – 0.7%
1,249	Covenant Logistics Group, Inc.	63,199
23,579	FTAI Infrastructure, Inc.	190,283
6,146	Heartland Express, Inc.	66,408
170,878	Werner Enterprises, Inc.	6,303,689

		6,623,579

Health Care Equipment & Supplies – 1.0%
104,185	Avanos Medical, Inc.*	1,946,176
224,470	Embecta Corp.	3,160,537
2,166	iRadimed Corp.	106,719
15,538	Lantheus Holdings, Inc.*	1,706,694
2,023	OmniAb, Inc. 12.5 Earnout*(b)	—
2,023	OmniAb, Inc. 15.00 Earnout*(b)	—
34,642	Omnicell, Inc.*	1,684,987
4,853	OrthoPediatrics Corp.*	128,750
7,237	Tactile Systems Technology, Inc.*	105,009

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
17,644	Varex Imaging Corp.*	$231,666

		9,070,538

Health Care Providers & Services – 2.0%
2,618	Addus HomeCare Corp.*	325,731
175,870	agilon health, Inc.*	448,468
277,432	Community Health Systems, Inc.*	1,123,600
360,731	Enhabit, Inc.*	2,485,437
11,493	Ensign Group, Inc. (The)	1,781,300
10,393	GeneDx Holdings Corp.*	849,004
29,801	Joint Corp. (The)*	329,301
480,914	LifeStance Health Group, Inc.*	3,226,933
1,762	National HealthCare Corp.*	204,445
72,254	NeoGenomics, Inc.*	981,932
31,088	Pediatrix Medical Group, Inc.*	383,004
51,129	Pennant Group, Inc. (The)*	1,634,594
179,167	Surgery Partners, Inc.*	5,160,010

		18,933,759

Health Care REITs – 0.8%
243,332	CareTrust REIT, Inc. REIT	7,949,657
7,076	Sabra Health Care REIT, Inc. REIT	137,274

		8,086,931

Health Care Technology – 0.2%
104,408	Health Catalyst, Inc.*	811,250
31,727	Waystar Holding Corp.*	905,171

		1,716,421

Hotel & Resort REITs – 2.0%
204,968	Apple Hospitality REIT, Inc. REIT	3,027,377
486,873	Chatham Lodging Trust REIT	3,846,297
164,848	Pebblebrook Hotel Trust REIT	1,974,879
651,313	RLJ Lodging Trust REIT	5,764,120
613,420	Service Properties Trust REIT	1,962,944
447,833	Summit Hotel Properties, Inc. REIT	2,740,738

		19,316,355

Hotels, Restaurants & Leisure – 2.0%
117,270	BJ’s Restaurants, Inc.*	4,349,544
2,151	Cracker Barrel Old Country Store, Inc.	102,323
236,219	Denny’s Corp.*	1,514,164
92,617	Dine Brands Global, Inc.	2,819,261
210,346	El Pollo Loco Holdings, Inc.*	2,570,428
23,294	Golden Entertainment, Inc.	684,261
168,718	International Game Technology PLC	3,428,350
87,563	Life Time Group Holdings, Inc.*	1,950,904
32,994	RCI Hospitality Holdings, Inc.	1,432,600
19,095	Red Rock Resorts, Inc., Class A	982,629

		19,834,464

Household Durables – 3.2%
55,582	Beazer Homes USA, Inc.*	1,709,702
7,348	Century Communities, Inc.	651,474

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
419,745	GoPro, Inc., Class A*	$566,656
54,021	Green Brick Partners, Inc.*	3,727,989
2,098	Hovnanian Enterprises, Inc., Class A*	369,332
55,412	KB Home	4,349,842
63,912	Landsea Homes Corp.*	663,407
52,827	LGI Homes, Inc.*	5,365,110
58,067	M/I Homes, Inc.*	8,802,377
3,260	Meritage Homes Corp.	590,712
61,339	Taylor Morrison Home Corp.*	4,201,721

		30,998,322

Independent Power and Renewable Electricity Producers – 0.0%
24,175	Sunnova Energy International, Inc.*	146,742

Industrial REITs – 0.7%
751,832	LXP Industrial Trust REIT	7,097,294
8,724	Plymouth Industrial REIT, Inc. REIT	177,272

		7,274,566

Insurance – 2.5%
200,528	Ambac Financial Group, Inc.*	2,267,972
14,199	American Coastal Insurance Corp.*	172,518
102,293	CNO Financial Group, Inc.	3,518,879
60,762	Employers Holdings, Inc.	2,960,325
18,979	Fidelis Insurance Holdings Ltd. (United Kingdom)	327,577
346,393	Genworth Financial, Inc., Class A*	2,334,689
1,728	Investors Title Co.	399,652
269,340	James River Group Holdings Ltd.	1,675,295
102,907	Mercury General Corp.	6,959,600
11,747	Stewart Information Services Corp.	808,193
142,850	Universal Insurance Holdings, Inc.	2,848,429

		24,273,129

Interactive Media & Services – 0.7%
512,363	fuboTV, Inc.*	891,512
9,584	MediaAlpha, Inc., Class A*	164,174
44,595	Shutterstock, Inc.	1,431,053
963,543	Vimeo, Inc.*	4,596,100

		7,082,839

IT Services – 0.1%
10,985	DigitalOcean Holdings, Inc.*	434,786
11,279	Hackett Group, Inc. (The)	274,305
98,681	Rackspace Technology, Inc.*(a)	235,354
22,424	Unisys Corp.*	154,950

		1,099,395

Leisure Products – 0.8%
32,228	Clarus Corp.	135,680
77,711	Latham Group, Inc.*	505,121
170,798	Smith & Wesson Brands, Inc.	2,212,688
4,349	Sturm Ruger & Co., Inc.	171,003

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
488,761	Topgolf Callaway Brands Corp.*	$4,745,869

		7,770,361

Life Sciences Tools & Services – 0.6%
537,931	Adaptive Biotechnologies Corp.*	2,603,586
70,643	Codexis, Inc.*	221,819
202,041	Cytek Biosciences, Inc.*	999,093
128,655	MaxCyte, Inc.*	460,585
584,195	Pacific Biosciences of California, Inc.*(a)	1,267,703
32,152	Quanterix Corp.*	424,888

		5,977,674

Machinery – 1.9%
19,819	Astec Industries, Inc.	629,848
53,601	Columbus McKinnon Corp.	1,705,048
8,678	Douglas Dynamics, Inc.	196,557
3,248	Enpro, Inc.	472,941
4,810	ESCO Technologies, Inc.	603,847
5,426	Gencor Industries, Inc.*	108,086
6,711	Gorman-Rupp Co. (The)	247,971
4,533	Greenbrier Cos., Inc. (The)	268,671
349,326	Hillman Solutions Corp.*	3,702,856
146,255	Kennametal, Inc.	3,703,177
30,331	Manitowoc Co., Inc. (The)*	283,291
94,749	Mayville Engineering Co., Inc.*	1,939,512
46,539	Miller Industries, Inc.	3,054,820
33,235	Proto Labs, Inc.*	910,639
2,221	Tennant Co.	194,471

		18,021,735

Marine Transportation – 0.2%
33,557	Pangaea Logistics Solutions Ltd.	215,436
569,252	Safe Bulkers, Inc. (Monaco)	2,385,166

		2,600,602

Media – 1.2%
87,346	AMC Networks, Inc., Class A*	707,502
28,069	Boston Omaha Corp., Class A*	414,298
10,887	Cable One, Inc.	3,718,564
591,536	EW Scripps Co. (The), Class A*	1,984,603
141,862	Gannett Co., Inc.*	665,333
614,315	Gray Television, Inc.	3,507,739
409,667	iHeartMedia, Inc., Class A*	811,141

		11,809,180

Metals & Mining – 1.7%
20,008	Caledonia Mining Corp. PLC (South Africa)	298,319
546,701	Coeur Mining, Inc.*	3,520,755
1,154,584	Hecla Mining Co.	7,493,250
96,803	i-80 Gold Corp. (Canada)*	101,643
25,162	Novagold Resources, Inc. (Canada)*	87,061
34,165	Olympic Steel, Inc.	1,225,840
77,896	SSR Mining, Inc. (Canada)	480,618
13,984	Warrior Met Coal, Inc.	882,810
59,699	Worthington Steel, Inc.	2,282,890

		16,373,186

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – 2.1%
12,515	Apollo Commercial Real Estate Finance, Inc. REIT	$111,258
411,775	Arbor Realty Trust, Inc. REIT	6,069,564
15,310	Blackstone Mortgage Trust, Inc., Class A REIT	278,795
284,572	BrightSpire Capital, Inc. REIT	1,730,198
312,698	Ladder Capital Corp. REIT	3,567,884
353,679	Orchid Island Capital, Inc. REIT	2,677,350
199,446	PennyMac Mortgage Investment Trust REIT	2,688,532
338,187	TPG RE Finance Trust, Inc. REIT	2,979,427

		20,103,008

Multi-Utilities – 1.8%
144,352	Avista Corp.	5,410,313
138,672	Black Hills Corp.	8,207,996
57,482	Northwestern Energy Group, Inc.	3,072,988
6,897	Unitil Corp.	399,267

		17,090,564

Office REITs – 2.2%
149,089	City Office REIT, Inc. REIT	763,336
234,826	COPT Defense Properties REIT	7,561,397
71,373	Easterly Government Properties, Inc. REIT	967,818
104,039	Equity Commonwealth REIT*	2,058,932
867,770	Hudson Pacific Properties, Inc. REIT	3,748,766
298,048	JBG SMITH Properties REIT	5,066,816
32,514	Paramount Group, Inc. REIT	157,693
51,247	Piedmont Office Realty Trust, Inc., Class A REIT	509,395
4,837	SL Green Realty Corp. REIT	365,726

		21,199,879

Oil, Gas & Consumable Fuels – 4.3%
84,790	Ardmore Shipping Corp. (Ireland)	1,196,387
71,257	Clean Energy Fuels Corp.*	201,657
39,311	CNX Resources Corp.*	1,337,753
17,005	CONSOL Energy, Inc.	1,886,195
32,551	Dorian LPG Ltd.	939,096
56,077	Energy Fuels, Inc.*	337,584
122,191	Excelerate Energy, Inc., Class A	2,917,921
133,074	Green Plains, Inc.*	1,627,495
5,409	International Seaways, Inc.	235,508
60,866	Kinetik Holdings, Inc.	2,962,348
153,259	Murphy Oil Corp.	4,824,593
1,300,850	Nordic American Tankers Ltd.	4,253,780
84,765	Par Pacific Holdings, Inc.*	1,309,619
93,343	PBF Energy, Inc., Class A	2,662,142
110,001	Peabody Energy Corp.	2,889,726
108,920	Scorpio Tankers, Inc. (Monaco)	6,346,769
79,623	SM Energy Co.	3,341,777
110,784	Talos Energy, Inc.*	1,132,213
42,998	Vital Energy, Inc.*	1,172,556

		41,575,119

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Paper & Forest Products – 0.2%
25,816	Sylvamo Corp.	$2,194,876

Passenger Airlines – 1.6%
90,095	Allegiant Travel Co.	5,857,076
26,569	Blade Air Mobility, Inc.*	95,515
267,561	JetBlue Airways Corp.*	1,525,098
84,485	SkyWest, Inc.*	8,042,972

		15,520,661

Personal Care Products – 0.2%
53,839	Honest Co., Inc. (The)*	200,281
223,381	Nu Skin Enterprises, Inc., Class A	1,382,728
87,504	Olaplex Holdings, Inc.*	155,757
4,686	USANA Health Sciences, Inc.*	173,101

		1,911,867

Pharmaceuticals – 1.1%
81,482	Innoviva, Inc.*	1,593,788
7,959	Ligand Pharmaceuticals, Inc.*	841,266
38,166	Nuvation Bio, Inc.*	84,347
3,527	Phathom Pharmaceuticals, Inc.*(a)	60,488
34,247	Phibro Animal Health Corp., Class A	791,791
55,829	Pliant Therapeutics, Inc.*	785,514
192,368	Supernus Pharmaceuticals, Inc.*	6,553,978
27,393	Terns Pharmaceuticals, Inc.*	187,916
17,173	Theravance Biopharma, Inc.*	141,505

		11,040,593

Professional Services – 1.3%
544,701	Alight, Inc., Class A*	3,774,778
691,805	Conduent, Inc.*	2,490,498
26,467	IBEX Holdings Ltd.*	475,347
52,535	Korn Ferry	3,711,598
3,801	Maximus, Inc.	328,559
32,506	NV5 Global, Inc.*	742,762
285,802	Planet Labs PBC*	631,622

		12,155,164

Real Estate Management & Development – 0.5%
150,089	Anywhere Real Estate, Inc.*	579,344
87,397	Compass, Inc., Class A*	554,971
95,428	Cushman & Wakefield PLC*	1,293,049
78,115	Kennedy-Wilson Holdings, Inc.	835,049
14,558	Newmark Group, Inc., Class A	218,225
114,487	Redfin Corp.*	1,187,230

		4,667,868

Residential REITs – 1.0%
33,166	Centerspace REIT	2,310,344
135,664	NexPoint Residential Trust, Inc. REIT	5,650,406
100,771	Veris Residential, Inc. REIT	1,659,698

		9,620,448

Retail REITs – 2.2%
210,505	Kite Realty Group Trust REIT	5,403,663
122,142	Macerich Co. (The) REIT	2,284,055
200,161	Phillips Edison & Co., Inc. REIT	7,568,087

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – (continued)
227,060	Retail Opportunity Investments Corp. REIT	$3,519,430
33,461	Tanger, Inc. REIT	1,111,909
65,806	Urban Edge Properties REIT	1,463,525

		21,350,669

Semiconductors & Semiconductor Equipment – 0.1%
5,664	ACM Research, Inc., Class A*	106,455
7,110	Ambarella, Inc.*	399,511
18,096	Ichor Holdings Ltd.*	493,297

		999,263

Software – 2.1%
31,289	ACI Worldwide, Inc.*	1,539,419
16,188	Clear Secure, Inc., Class A	595,395
27,082	CommVault Systems, Inc.*	4,229,937
131,524	Consensus Cloud Solutions, Inc.*	2,917,202
63,619	E2open Parent Holdings, Inc.*	186,404
8,481	MARA Holdings, Inc.*	142,226
191,100	Olo, Inc., Class A*	957,411
177,041	Pagaya Technologies Ltd., Class A*(a)	2,039,512
138,011	Riot Platforms, Inc.*	1,275,222
68,780	Terawulf, Inc.*	448,446
268,020	Verint Systems, Inc.*	5,708,826
44,047	Xperi, Inc.*	402,149

		20,442,149

Specialized REITs – 0.1%
6,200	PotlatchDeltic Corp. REIT	257,734
121,677	Uniti Group, Inc. REIT	616,902

		874,636

Specialty Retail – 1.7%
45,013	America’s Car-Mart, Inc.*	1,757,308
103,993	Haverty Furniture Cos., Inc.	2,303,445
62,866	Leslie’s, Inc.*	169,110
88,618	Monro, Inc.	2,429,019
7,577	OneWater Marine, Inc., Class A*	164,951
129,953	Petco Health & Wellness Co., Inc.*	554,899
139,999	Shoe Carnival, Inc.	4,797,766
17,940	Signet Jewelers Ltd.	1,644,739
132,677	Zumiez, Inc.*	2,733,146

		16,554,383

Technology Hardware, Storage & Peripherals – 0.1%
30,561	Corsair Gaming, Inc.*	196,049
3,881	Diebold Nixdorf, Inc.*	179,613
101,634	Eastman Kodak Co.*	479,712
5,765	Turtle Beach Corp.*	92,067

		947,441

Textiles, Apparel & Luxury Goods – 0.5%
189,492	Figs, Inc., Class A*	1,184,325
97,100	G-III Apparel Group Ltd.*	2,940,188
27,195	Movado Group, Inc.	502,292

		4,626,805

Tobacco – 0.5%
89,766	Universal Corp.	4,570,885

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 0.8%
500	BlueLinx Holdings, Inc.*	$54,730
1,038	Boise Cascade Co.	138,085
120,218	DNOW, Inc.*	1,422,179
62,798	DXP Enterprises, Inc.*	3,082,126
253,002	MRC Global, Inc.*	3,101,804

		7,798,924

Water Utilities – 1.1%
66,654	California Water Service Group	3,463,342
23,857	Consolidated Water Co. Ltd.	566,842
111,017	SJW Group	6,179,206
4,368	York Water Co. (The)	153,623

		10,363,013

Wireless Telecommunication Services – 0.8%
64,729	Spok Holdings, Inc.	1,007,830
205,264	Telephone and Data Systems, Inc.	6,106,604

		7,114,434

TOTAL COMMON STOCKS (Cost $883,862,095)		945,249,826

Shares	Dividend Rate	Value

Investment Company – 0.7%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
6,661,301	4.766%	6,661,301
(Cost $6,661,301)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $890,523,396)		951,911,127

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
6,197,240	4.766%	$6,197,240
(Cost $6,197,240)

TOTAL INVESTMENTS – 98.9% (Cost $896,720,636)		$958,108,367

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		10,218,438

NET ASSETS – 100.0%		$968,326,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	164	12/20/24	$18,110,520	$(32,833)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 99.0%

Aerospace & Defense – 1.8%
13,802	General Dynamics Corp.	$4,024,801
18,459	Huntington Ingalls Industries, Inc.	3,414,177
24,204	Northrop Grumman Corp.	12,320,320

		19,759,298

Automobile Components – 0.2%
17,938	Lear Corp.	1,717,743

Automobiles – 1.7%
74,431	Tesla, Inc.*	18,596,585

Banks – 1.8%
17,545	Bank of America Corp.	733,732
69,772	JPMorgan Chase & Co.	15,483,802
44,831	Prosperity Bancshares, Inc.	3,281,629

		19,499,163

Beverages – 0.1%
1,097	Coca-Cola Consolidated, Inc.	1,233,313

Biotechnology – 1.8%
84,063	Gilead Sciences, Inc.	7,466,476
13,091	Regeneron Pharmaceuticals, Inc.*	10,972,876
1,335	Vertex Pharmaceuticals, Inc.*	635,433

		19,074,785

Broadline Retail – 4.4%
254,744	Amazon.com, Inc.*	47,484,282

Capital Markets – 3.3%
13,089	Ameriprise Financial, Inc.	6,679,317
34,748	Bank of New York Mellon Corp. (The)	2,618,609
60,252	CME Group, Inc.	13,578,391
2,562	Coinbase Global, Inc., Class A*	459,238
219,793	Franklin Resources, Inc.	4,565,101
1,120	MSCI, Inc.	639,744
37,368	Northern Trust Corp.	3,756,231
20,551	Robinhood Markets, Inc., Class A*	482,743
30,634	Stifel Financial Corp.	3,174,295

		35,953,669

Chemicals – 1.7%
49,885	Ecolab, Inc.	12,258,241
4,239	Linde PLC	1,933,620
17,981	Mosaic Co. (The)	481,172
10,998	Sherwin-Williams Co. (The)	3,945,752

		18,618,785

Commercial Services & Supplies – 0.2%
12,028	Cintas Corp.	2,475,483

Communications Equipment – 1.3%
227,847	Cisco Systems, Inc.	12,479,180
4,229	Motorola Solutions, Inc.	1,900,301

		14,379,481

Construction & Engineering – 1.1%
27,079	Comfort Systems USA, Inc.	10,588,972

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
12,492	MasTec, Inc.*	$1,535,142

		12,124,114

Construction Materials – 0.4%
14,748	Vulcan Materials Co.	4,039,920

Consumer Finance – 0.2%
43,956	Ally Financial, Inc.	1,540,658
5,803	Capital One Financial Corp.	944,670
2,458	Synchrony Financial	135,534

		2,620,862

Consumer Staples Distribution & Retail – 2.6%
23,291	Costco Wholesale Corp.	20,360,526
49,068	Target Corp.	7,362,163

		27,722,689

Diversified Consumer Services – 0.3%
21,326	Bright Horizons Family Solutions, Inc.*	2,846,381

Electric Utilities – 1.2%
14,316	Edison International	1,179,638
19,489	PG&E Corp.	394,068
165,236	Xcel Energy, Inc.	11,039,417

		12,613,123

Electronic Equipment, Instruments & Components – 0.3%
25,383	Jabil, Inc.	3,124,393

Energy Equipment & Services – 1.5%
23,935	Baker Hughes Co.	911,445
404,881	Halliburton Co.	11,231,399
23,750	NOV, Inc.	368,363
61,230	Schlumberger NV	2,453,486
42,686	TechnipFMC PLC (United Kingdom)	1,139,289

		16,103,982

Entertainment – 1.9%
25,908	Netflix, Inc.*	19,587,225
23,388	ROBLOX Corp., Class A*	1,209,628

		20,796,853

Financial Services – 5.2%
66,195	Berkshire Hathaway, Inc., Class B*	29,848,649
17,513	Euronet Worldwide, Inc.*	1,724,505
73,065	Fiserv, Inc.*	14,459,563
21,616	Mastercard, Inc., Class A	10,799,137

		56,831,854

Ground Transportation – 1.2%
26,176	Old Dominion Freight Line, Inc.	5,269,752
104,322	Uber Technologies, Inc.*	7,516,400

		12,786,152

Health Care Equipment & Supplies – 0.8%
3,602	Align Technology, Inc.*	738,518
48,673	Edwards Lifesciences Corp.*	3,261,578
6,102	GE HealthCare Technologies, Inc.	533,010

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
19,136	Teleflex, Inc.	$3,847,484

		8,380,590

Health Care Providers & Services – 4.0%
5,517	Cigna Group (The)	1,736,807
47,663	Encompass Health Corp.	4,740,562
10,101	Quest Diagnostics, Inc.	1,563,938
56,319	Tenet Healthcare Corp.*	8,730,571
30,212	UnitedHealth Group, Inc.	17,054,674
45,338	Universal Health Services, Inc., Class B	9,263,007

		43,089,559

Hotel & Resort REITs – 0.5%
366,552	Park Hotels & Resorts, Inc. REIT	5,091,407

Hotels, Restaurants & Leisure – 2.3%
5,277	Airbnb, Inc., Class A*	711,287
580	Booking Holdings, Inc.	2,712,225
3,351	Cava Group, Inc.*	447,559
49,266	Marriott International, Inc., Class A	12,810,145
9,748	MGM Resorts International*	359,409
9,644	Texas Roadhouse, Inc.	1,843,161
22,030	Wingstop, Inc.	6,337,811

		25,221,597

Household Durables – 0.2%
4,551	Lennar Corp., Class A	775,035
170	NVR, Inc.*	1,555,978

		2,331,013

Household Products – 1.8%
118,957	Procter & Gamble Co. (The)	19,649,317

Industrial REITs – 0.3%
27,582	Prologis, Inc. REIT	3,115,111

Insurance – 1.2%
1,199	Kinsale Capital Group, Inc.	513,304
51,420	Travelers Cos., Inc. (The)	12,646,235

		13,159,539

Interactive Media & Services – 7.9%
69,432	Alphabet, Inc., Class A	11,880,509
203,037	Alphabet, Inc., Class C	35,062,460
68,900	Meta Platforms, Inc., Class A	39,106,262

		86,049,231

IT Services – 0.4%
6,321	Gartner, Inc.*	3,176,303
3,957	MongoDB, Inc.*	1,069,973

		4,246,276

Leisure Products – 0.6%
95,544	Hasbro, Inc.	6,270,553
12,916	Mattel, Inc.*	263,228

		6,533,781

Life Sciences Tools & Services – 1.6%
54,801	IQVIA Holdings, Inc.*	11,279,142

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
18,782	Medpace Holdings, Inc.*	$5,901,680

		17,180,822

Machinery – 2.5%
47,030	Illinois Tool Works, Inc.	12,280,944
41,468	PACCAR, Inc.	4,324,283
16,067	Parker-Hannifin Corp.	10,187,603

		26,792,830

Media – 0.8%
25,906	Charter Communications, Inc., Class A*	8,487,065

Metals & Mining – 0.1%
13,740	Southern Copper Corp. (Mexico)	1,505,217

Oil, Gas & Consumable Fuels – 1.6%
6,917	Cheniere Energy, Inc.	1,323,776
41,147	Chevron Corp.	6,123,497
22,261	ConocoPhillips	2,438,470
5,426	Exxon Mobil Corp.	633,648
41,041	Ovintiv, Inc.	1,608,807
41,707	Valero Energy Corp.	5,411,900

		17,540,098

Passenger Airlines – 0.3%
13,180	Delta Air Lines, Inc.	754,160
37,171	United Airlines Holdings, Inc.*	2,909,002

		3,663,162

Personal Care Products – 0.0%
3,953	elf Beauty, Inc.*	416,053

Pharmaceuticals – 4.5%
107,778	Bristol-Myers Squibb Co.	6,010,779
10,728	Eli Lilly & Co.	8,901,451
125,898	Johnson & Johnson	20,126,054
9,443	Merck & Co., Inc.	966,208
76,005	Viatris, Inc.	881,658
67,937	Zoetis, Inc.	12,145,777

		49,031,927

Professional Services – 1.4%
43,795	Equifax, Inc.	11,606,551
16,798	FTI Consulting, Inc.*	3,276,954

		14,883,505

Real Estate Management & Development – 0.1%
3,057	Jones Lang LaSalle, Inc.*	828,325

Residential REITs – 0.7%
28,807	American Homes 4 Rent, Class A REIT	1,015,159
56,751	Camden Property Trust REIT	6,571,198

		7,586,357

Semiconductors & Semiconductor Equipment – 10.3%
9,336	Applied Materials, Inc.	1,695,231
155,564	Broadcom, Inc.	26,410,100
35,583	Marvell Technology, Inc.	2,850,554
15,679	Micron Technology, Inc.	1,562,413
514,343	NVIDIA Corp.	68,284,177

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
3,034	NXP Semiconductors NV (China)	$711,473
54,877	QUALCOMM, Inc.	8,932,329
3,277	Texas Instruments, Inc.	665,755

		111,112,032

Software – 11.6%
32,668	Adobe, Inc.*	15,617,917
14,597	Dropbox, Inc., Class A*	377,333
2,457	Fair Isaac Corp.*	4,897,071
96,921	Fortinet, Inc.*	7,623,806
190,151	Microsoft Corp.	77,267,859
32,158	Nutanix, Inc., Class A*	1,997,012
105,225	Oracle Corp.	17,660,964

		125,441,962

Specialized REITs – 0.2%
2,862	Equinix, Inc. REIT	2,598,925

Specialty Retail – 0.9%
67,556	CarMax, Inc.*	4,889,704
31,967	Ross Stores, Inc.	4,466,429

		9,356,133

Technology Hardware, Storage & Peripherals – 6.5%
310,557	Apple, Inc.	70,157,932

Textiles, Apparel & Luxury Goods – 0.9%
51,334	Birkenstock Holding PLC (Luxembourg)*	2,361,364
120,894	Skechers USA, Inc., Class A*	7,430,145

		9,791,509

Tobacco – 0.6%
115,182	Altria Group, Inc.	6,272,812

Trading Companies & Distributors – 0.2%
13,729	Ferguson Enterprises, Inc.	2,701,043

TOTAL INVESTMENTS – 99.0% (Cost $761,098,093)		$1,072,618,040

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		10,454,563

NET ASSETS – 100.0%		$1,083,072,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities October 31, 2024

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $735,476,060, $340,506,542 and $382,408,448, respectively)(a)	$1,312,987,692	$377,848,514	$421,925,377
Investments in affiliated issuers, at value (cost $–, $453,783 and $3,881,815, respectively)	—	453,783	3,881,815
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	2,996,700
Cash	8,578,883	5,601,601	7,296,888
Receivables:
Fund shares sold	1,529,915	54,889	345,309
Collateral on certain derivative contracts	419,325	—	425,084
Reimbursement from investment adviser	406,395	102,765	155,526
Dividends	157,739	250,178	129,846
Investments sold	—	—	35,300
Securities lending income	—	—	3,704
Other assets	76,215	77,785	76,080

Total assets	1,324,156,164	384,389,515	437,271,629

Liabilities:

Variation margin on futures contracts	158,900	—	32,087
Payables:
Fund shares redeemed	1,661,391	89,859	983,497
Distribution and Service fees and Transfer Agency fees	100,440	24,311	17,640
Payable upon return of securities loaned	—	—	2,996,700
Investments purchased	—	—	142,147
Accrued expenses	253,238	117,280	122,267

Total liabilities	2,173,969	231,450	4,294,338

Net Assets:

Paid-in capital	593,226,115	293,461,755	346,455,611
Total distributable earnings	728,756,080	90,696,310	86,521,680

NET ASSETS	$1,321,982,195	$384,158,065	$432,977,291
Net Assets:
Class A	$224,690,156	$54,521,379	$31,572,931
Class C	24,488,249	8,316,918	4,744,495
Institutional	276,973,540	44,596,328	120,958,579
Service	28,807,254	2,546,884	963,668
Investor	192,123,852	61,032,357	42,287,231
Class R6	465,405,333	162,504,397	79,961,289
Class R	33,157,400	4,874,811	3,905,229
Class P	76,336,411	45,764,991	148,583,869
Total Net Assets	$1,321,982,195	$384,158,065	$432,977,291
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,967,072	2,084,804	1,099,666
Class C	1,073,626	321,805	213,545
Institutional	7,874,521	1,708,179	3,959,440
Service	932,372	96,770	34,512
Investor	6,095,066	2,345,575	1,479,624
Class R6	13,250,064	6,225,628	2,617,256
Class R	1,105,047	188,143	141,264
Class P	2,175,262	1,754,304	4,865,187
Net asset value, offering and redemption price per share:(b)
Class A	$32.25	$26.15	$28.71
Class C	22.81	25.84	22.22
Institutional	35.17	26.11	30.55
Service	30.90	26.32	27.92
Investor	31.52	26.02	28.58
Class R6	35.12	26.10	30.55
Class R	30.01	25.91	27.64
Class P	35.09	26.09	30.54

(a)	Includes loaned securities having a market value of $–, $– and $2,744,818 for Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund is $34.13, $27.67 and $30.38, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) October 31, 2024

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $109,370,372, $883,862,095 and $761,098,093, respectively)(a)	$124,492,405	$945,249,826	$1,072,618,040
Investments in affiliated issuers, at value (cost $1,341,626, $6,661,301 and $–, respectively)	1,341,626	6,661,301	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,099,725	6,197,240	—
Cash	1,878,150	14,637,696	10,064,351
Receivables:
Collateral on certain derivative contracts	141,500	1,276,307	—
Reimbursement from investment adviser	51,903	352,080	366,125
Fund shares sold	21,663	797,226	190,082
Investments sold	12,735	38,095,068	—
Dividends	10,210	528,782	294,883
Securities lending income	3,847	10,875	—
Foreign tax reclaims	—	18,903	—
Other assets	49,315	56,392	59,459

Total assets	129,103,079	1,013,881,696	1,083,592,940

Liabilities:

Variation margin on futures contracts	32,895	317,340	—
Payables:
Payable upon return of securities loaned	1,099,725	6,197,240	—
Fund shares redeemed	93,114	388,541	222,421
Distribution and Service fees and Transfer Agency fees	10,995	46,505	87,144
Investments purchased	—	38,419,349	—
Accrued expenses	467,226	185,916	210,772

Total liabilities	1,703,955	45,554,891	520,337

Net Assets:

Paid-in capital	116,372,687	762,978,986	622,910,426
Total distributable earnings	11,026,437	205,347,819	460,162,177

NET ASSETS	$127,399,124	$968,326,805	$1,083,072,603
Net Assets:
Class A	$34,058,702	$116,692,274	$347,174,682
Class C	3,045,956	2,942,769	14,261,052
Institutional	34,738,838	344,136,670	301,417,980
Service	—	—	2,888,310
Investor	17,178,867	98,435,613	51,655,779
Class R6	8,904,841	329,749,645	30,121,707
Class R	3,846,250	20,753,689	8,733,328
Class P	25,625,670	55,616,145	326,819,765
Total Net Assets	$127,399,124	$968,326,805	$1,083,072,603
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,108,093	2,840,409	5,017,135
Class C	117,538	138,243	245,769
Institutional	1,308,494	5,419,888	4,151,424
Service	—	—	42,102
Investor	951,737	2,406,653	759,942
Class R6	334,688	5,194,475	415,363
Class R	280,629	524,920	129,185
Class P	963,629	876,252	4,506,051
Net asset value, offering and redemption price per share:(b)
Class A	$16.16	$41.08	$69.20
Class C	25.91	21.29	58.03
Institutional	26.55	63.50	72.61
Service	—	—	68.60
Investor	18.05	40.90	67.97
Class R6	26.61	63.48	72.52
Class R	13.71	39.54	67.60
Class P	26.59	63.47	72.53

(a)	Includes loaned securities having a market value of $1,031,108, $5,292,501 and $– for Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund is $17.10, $43.47 and $73.23, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2024

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $14,523, respectively)	$7,347,256	$7,293,873	$5,344,175

Dividends — affiliated issuers	92,190	16,012	113,261

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	250	727	166,914

Total Investment Income	7,439,696	7,310,612	5,624,350

Expenses:

Management fees	6,219,121	1,938,410	3,269,123

Distribution and/or Service (12b-1) fees(a)	937,028	223,383	130,389

Transfer Agency fees(a)	925,846	269,406	223,243

Registration fees	136,714	111,975	124,892

Custody, accounting and administrative services	131,179	58,454	67,487

Professional fees	117,221	117,391	110,363

Shareholder Administration fees — Service Shares	66,807	6,187	2,568

Service fees — Class C	60,294	20,756	11,855

Trustee fees	29,228	27,325	27,397

Printing and mailing costs	7,435	41,042	35,622

Other	40,992	18,597	20,035

Total expenses	8,671,865	2,832,926	4,022,974

Less — expense reductions	(417,274)	(360,540)	(372,790)

Net expenses	8,254,591	2,472,386	3,650,184

NET INVESTMENT INCOME (LOSS)	(814,895)	4,838,226	1,974,166

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	154,292,972	55,281,706	76,832,376

Futures contracts	2,597,813	583,001	1,241,444

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	278,918,312	38,814,255	52,868,464

Futures contracts	(140,341)	(66,228)	(142,719)

Net realized and unrealized gain	435,668,756	94,612,734	130,799,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$434,853,861	$99,450,960	$132,773,731

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Growth Insights Fund	$535,377	$180,878	$66,807	$153,966	$321,229	$36,176	$105,377	$10,689	$261,119	$125,735	$46,190	$19,331
Large Cap Value Insights Fund	132,664	62,269	6,187	22,263	79,599	12,454	17,825	990	92,351	46,883	6,679	12,625
Small Cap Equity Insights Fund	73,400	35,565	2,568	18,856	44,040	7,113	45,257	411	54,727	27,687	5,657	38,351

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued) For the Fiscal Year Ended October 31, 2024

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,723, $36,126 and $–, respectively)	$762,493	$17,551,079	$11,729,776

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	46,188	262,835	1,046
Dividends — affiliated issuers	27,811	223,894	11,892

Total Investment Income	836,492	18,037,808	11,742,714

Expenses:

Management fees	948,888	7,253,765	5,320,697

Distribution and/or Service (12b-1) fees(a)	121,480	408,321	977,841

Professional fees	108,637	100,448	109,972

Transfer Agency fees(a)	104,959	582,672	820,849

Registration fees	87,317	121,560	127,460

Trustee fees	26,788	26,202	37,250

Custody, accounting and administrative services	25,881	109,897	111,774

Printing and mailing costs	15,000	93,003	71,563

Service fees — Class C	7,437	7,323	35,490

Shareholder Administration fees — Service Shares	—	—	12,487

Other	4,329	42,033	23,201

Total expenses	1,450,716	8,745,224	7,648,584

Less — expense reductions	(264,040)	(463,720)	(440,446)

Net expenses	1,186,676	8,281,504	7,208,138

NET INVESTMENT INCOME (LOSS)	(350,184)	9,756,304	4,534,576

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	21,761,841	146,483,182	151,568,590

Futures contracts	365,400	2,807,427	1,009,298

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	17,338,924	116,317,268	170,266,868

Futures contracts	(16,773)	1,143,287	—

Net realized and unrealized gain	39,449,392	266,751,164	322,844,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,099,208	$276,507,468	$327,379,332

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Insights Fund	$81,173	$22,312	$–	$17,995	$48,704	$4,462	$13,186	$–	$24,032	$2,479	$5,399	$6,697
Small Cap Value Insights Fund	287,284	21,968	–	99,069	172,372	4,394	127,671	–	141,930	90,118	29,721	16,466
U.S. Equity Insights Fund	817,704	106,471	12,487	41,179	490,627	21,294	117,012	1,998	79,325	8,111	12,354	90,128

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income (loss)	$(814,895)	$409,859	$4,838,226	$5,021,592

Net realized gain	156,890,785	88,609,528	55,864,707	11,015,180

Net change in unrealized gain (loss)	278,777,971	26,720,592	38,748,027	(13,742,167)

Net increase in net assets resulting from operations	434,853,861	115,739,979	99,450,960	2,294,605

Distributions to shareholders:

From distributable earnings:

Class A Shares	(14,187,844)	(30,529,280)	(1,802,551)	(1,816,486)

Class C Shares	(2,314,652)	(5,201,782)	(230,118)	(228,181)

Institutional Shares	(16,404,919)	(43,021,573)	(1,628,893)	(3,247,658)

Service Shares	(1,787,395)	(3,311,373)	(76,799)	(104,733)

Investor Shares	(10,083,585)	(20,289,833)	(2,282,761)	(2,483,113)

Class R6 Shares	(25,995,687)	(35,438,862)	(5,935,102)	(2,922,586)

Class R Shares	(2,110,858)	(3,837,407)	(138,695)	(141,799)

Class P Shares	(3,665,774)	(6,910,344)	(1,514,351)	(1,710,618)

Total distributions to shareholders	(76,550,714)	(148,540,454)	(13,609,270)	(12,655,174)

From share transactions:

Proceeds from sales of shares	243,985,250	317,730,246	29,694,495	106,309,376

Reinvestment of distributions	69,201,464	125,618,879	13,165,028	12,218,594

Cost of shares redeemed	(344,662,267)	(406,338,014)	(115,626,004)	(107,953,385)

Net increase (decrease) in net assets resulting from share transactions	(31,475,553)	37,011,111	(72,766,481)	10,574,585

TOTAL INCREASE	326,827,594	4,210,636	13,075,209	214,016

Net Assets:

Beginning of year	$995,154,601	$990,943,965	$371,082,856	$370,868,840

End of year	$1,321,982,195	$995,154,601	$384,158,065	$371,082,856

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income (loss)	$1,974,166	$2,886,984	$(350,184)	$(176,155)

Net realized gain	78,073,820	8,675,604	22,127,241	4,972,329

Net change in unrealized gain (loss)	52,725,745	(23,857,682)	17,322,151	(7,699,897)

Net increase (decrease) in net assets resulting from operations	132,773,731	(12,295,094)	39,099,208	(2,903,723)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(117,628)	(155,026)	–	(58,136)

Institutional Shares	(824,051)	(1,091,362)	–	(142,234)

Service Shares	(8,429)	(8,258)	–	–

Investor Shares	(239,907)	(265,848)	–	(63,141)

Class R6 Shares	(812,645)	(706,759)	–	(55,058)

Class R Shares	–	(29,161)	–	–

Class P Shares	(1,069,929)	(1,051,530)	–	(19,555)

From return of capital:

Class A Shares	–	–	–	(5,963)

Institutional Shares	–	–	–	(14,589)

Investor Shares	–	–	–	(6,477)

Class R6 Shares	–	–	–	(5,648)

Class P Shares	–	–	–	(2,006)

Total distributions to shareholders	(3,072,589)	(3,307,944)	–	(372,807)

From share transactions:

Proceeds from sales of shares	108,187,255	67,624,714	30,545,864	18,168,095

Reinvestment of distributions	3,025,536	3,257,973	–	346,761

Cost of shares redeemed	(132,061,957)	(182,907,367)	(30,649,060)	(55,225,047)

Net decrease in net assets resulting from share transactions	(20,849,166)	(112,024,680)	(103,196)	(36,710,191)

TOTAL INCREASE (DECREASE)	108,851,976	(127,627,718)	38,996,012	(39,986,721)

Net Assets:

Beginning of year	$324,125,315	$451,753,033	$88,403,112	$128,389,833

End of year	$432,977,291	$324,125,315	$127,399,124	$88,403,112

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$9,756,304	$14,885,608	$4,534,576	$5,808,182

Net realized gain	149,290,609	1,070,178	152,577,888	48,964,086

Net change in unrealized gain (loss)	117,460,555	(79,458,373)	170,266,868	5,509,860

Net increase (decrease) in net assets resulting from operations	276,507,468	(63,502,587)	327,379,332	60,282,128

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,135,387)	(4,007,688)	(7,596,194)	(2,023,196)

Class C Shares	(86,314)	(240,343)	(342,909)	(11,372)

Institutional Shares	(4,379,286)	(8,353,206)	(7,331,833)	(2,676,309)

Service Shares	–	–	(136,245)	(26,865)

Investor Shares	(1,665,993)	(8,237,683)	(1,360,524)	(1,093,421)

Class R6 Shares	(4,104,364)	(6,994,510)	(654,438)	(187,390)

Class R Shares	(324,677)	(596,597)	(169,826)	–

Class P Shares	(804,361)	(1,225,556)	(7,532,922)	(2,535,758)

Total distributions to shareholders	(13,500,382)	(29,655,583)	(25,124,891)	(8,554,311)

From share transactions:

Proceeds from sales of shares	225,980,431	219,763,598	84,526,269	123,346,931

Reinvestment of distributions	13,072,090	29,068,208	24,656,944	8,433,552

Cost of shares redeemed	(359,344,327)	(473,836,087)	(185,971,937)	(299,805,688)

Net decrease in net assets resulting from share transactions	(120,291,806)	(225,004,281)	(76,788,724)	(168,025,205)

TOTAL INCREASE (DECREASE)	142,715,280	(318,162,451)	225,465,717	(116,297,388)

Net Assets:

Beginning of year	$825,611,525	$1,143,773,976	$857,606,886	$973,904,274

End of year	$968,326,805	$825,611,525	$1,083,072,603	$857,606,886

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$23.95	$25.20	$48.76		$37.63	$31.54

Net investment income (loss)(a)	(0.09)	(0.04)	0.03	(b)	(0.09)	–(c)

Net realized and unrealized gain (loss)	10.33	2.88	(8.25)		15.02	7.31

Total from investment operations	10.24	2.84	(8.22)		14.93	7.31

Distributions to shareholders from net investment income	–	(0.02)	–		–	(0.10)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.94)	(4.09)	(15.34)		(3.80)	(1.22)

Net asset value, end of year	$32.25	$23.95	$25.20		$48.76	$37.63

Total Return(d)	45.00%	13.11%	(24.27)%		42.69%	23.84%

Net assets, end of year (in 000’s)	$224,690	$177,858	$211,454		$336,453	$286,777

Ratio of net expenses to average net assets	0.89%	0.96%	0.92%		0.91%	0.92%

Ratio of total expenses to average net assets	0.92%	1.00%	0.96%		0.94%	0.95%

Ratio of net investment income (loss) to average net assets	(0.30)%	(0.17)%	0.10	%(b)	(0.21)%	(0.01)%

Portfolio turnover rate(e)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$17.56	$19.65	$41.64		$32.87	$27.79

Net investment loss(a)	(0.21)	(0.16)	(0.15	)(b)	(0.35)	(0.23)

Net realized and unrealized gain (loss)	7.40	2.14	(6.50)		12.92	6.43

Total from investment operations	7.19	1.98	(6.65)		12.57	6.20

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Net asset value, end of year	$22.81	$17.56	$19.65		$41.64	$32.87

Total Return(c)	43.92%	12.28%	(24.84)%		41.59%	22.97%

Net assets, end of year (in 000’s)	$24,488	$21,113	$26,260		$47,078	$41,838

Ratio of net expenses to average net assets	1.64%	1.71%	1.67%		1.66%	1.67%

Ratio of total expenses to average net assets	1.67%	1.75%	1.71%		1.69%	1.70%

Ratio of net investment loss to average net assets	(1.04)%	(0.91)%	(0.64	)%(b)	(0.96)%	(0.76)%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$25.90	$26.92	$50.98		$39.16	$32.77

Net investment income(a)	0.02	0.05	0.21	(b)	0.07	0.13

Net realized and unrealized gain (loss)	11.21	3.10	(8.85)		15.66	7.61

Total from investment operations	11.23	3.15	(8.64)		15.73	7.74

Distributions to shareholders from net investment income	(0.02)	(0.10)	(0.08)		(0.11)	(0.23)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.96)	(4.17)	(15.42)		(3.91)	(1.35)

Net asset value, end of year	$35.17	$25.90	$26.92		$50.98	$39.16

Total Return(c)	45.56%	13.51%	(24.00)%		43.18%	24.33%

Net assets, end of year (in 000’s)	$276,974	$221,330	$295,292		$893,602	$741,893

Ratio of net expenses to average net assets	0.53%	0.59%	0.55%		0.54%	0.54%

Ratio of total expenses to average net assets	0.56%	0.63%	0.59%		0.57%	0.58%

Ratio of net investment income to average net assets	0.06%	0.20%	0.64	%(b)	0.16%	0.36%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Service Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$23.04	$24.42	$47.77		$36.98	$31.02

Net investment loss(a)	(0.12)	(0.07)	–	(b)(c)	(0.14)	(0.05)

Net realized and unrealized gain (loss)	9.92	2.77	(8.01)		14.73	7.20

Total from investment operations	9.80	2.70	(8.01)		14.59	7.15

Distributions to shareholders from net investment income	–	(0.01)	–		–	(0.07)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.94)	(4.08)	(15.34)		(3.80)	(1.19)

Net asset value, end of year	$30.90	$23.04	$24.42		$47.77	$36.98

Total Return(d)	44.86%	12.91%	(24.36)%		42.50%	23.68%

Net assets, end of year (in 000’s)	$28,807	$21,347	$19,093		$34,280	$47,346

Ratio of net expenses to average net assets	1.03%	1.09%	1.05%		1.04%	1.04%

Ratio of total expenses to average net assets	1.06%	1.13%	1.09%		1.07%	1.08%

Ratio of net investment income (loss) to average net assets	(0.45)%	(0.33)%	0.01	%(b)	(0.34)%	(0.13)%

Portfolio turnover rate(e)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$23.39	$24.70	$48.07		$37.12	$31.13

Net investment income (loss)(a)	(0.02)	0.01	0.11	(b)	0.02	0.09

Net realized and unrealized gain (loss)	10.09	2.82	(8.09)		14.80	7.21

Total from investment operations	10.07	2.83	(7.98)		14.82	7.30

Distributions to shareholders from net investment income	–	(0.07)	(0.05)		(0.07)	(0.19)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.94)	(4.14)	(15.39)		(3.87)	(1.31)

Net asset value, end of year	$31.52	$23.39	$24.70		$48.07	$37.12

Total Return(c)	45.38%	13.41%	(24.10)%		43.03%	24.17%

Net assets, end of year (in 000’s)	$192,124	$131,787	$137,645		$271,096	$308,107

Ratio of net expenses to average net assets	0.64%	0.71%	0.67%		0.66%	0.67%

Ratio of total expenses to average net assets	0.67%	0.75%	0.71%		0.69%	0.70%

Ratio of net investment income (loss) to average net assets	(0.06)%	0.06%	0.36	%(b)	0.04%	0.26%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$25.86	$26.90	$50.95		$39.14	$32.75

Net investment income(a)	0.02	0.04	0.15	(b)	0.08	0.13

Net realized and unrealized gain (loss)	11.21	3.10	(8.76)		15.65	7.61

Total from investment operations	11.23	3.14	(8.61)		15.73	7.74

Distributions to shareholders from net investment income	(0.03)	(0.11)	(0.10)		(0.12)	(0.23)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.97)	(4.18)	(15.44)		(3.92)	(1.35)

Net asset value, end of year	$35.12	$25.86	$26.90		$50.95	$39.14

Total Return(c)	45.56%	13.50%	(23.97)%		43.19%	24.36%

Net assets, end of year (in 000’s)	$465,405	$347,130	$225,067		$295,157	$373,079

Ratio of net expenses to average net assets	0.52%	0.58%	0.54%		0.53%	0.53%

Ratio of total expenses to average net assets	0.55%	0.62%	0.58%		0.56%	0.57%

Ratio of net investment income to average net assets	0.07%	0.18%	0.48	%(b)	0.17%	0.36%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$22.45	$23.91	$47.14		$36.58	$30.73

Net investment loss(a)	(0.15)	(0.10)	(0.05)	(b)	(0.19)	(0.08)

Net realized and unrealized gain (loss)	9.65	2.71	(7.84)		14.55	7.12

Total from investment operations	9.50	2.61	(7.89)		14.36	7.04

Distributions to shareholders from net investment income	–	–	–		–	(0.07)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.94)	(4.07)	(15.34)		(3.80)	(1.19)

Net asset value, end of year	$30.01	$22.45	$23.91		$47.14	$36.58

Total Return(c)	44.69%	12.80%	(24.46)%		42.33%	23.55%

Net assets, end of year (in 000’s)	$33,157	$25,326	$22,666		$30,111	$27,314

Ratio of net expenses to average net assets	1.14%	1.21%	1.17%		1.16%	1.17%

Ratio of total expenses to average net assets	1.17%	1.25%	1.21%		1.19%	1.20%

Ratio of net investment loss to average net assets	(0.56)%	(0.44)%	(0.17)	%(b)	(0.46)%	(0.25)%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$25.84	$26.87	$50.93		$39.12	$32.74

Net investment income(a)	0.02	0.05	0.15	(b)	0.07	0.13

Net realized and unrealized gain (loss)	11.20	3.10	(8.78)		15.66	7.61

Total from investment operations	11.22	3.15	(8.63)		15.73	7.74

Distributions to shareholders from net investment income	(0.03)	(0.11)	(0.09)		(0.12)	(0.24)

Distributions to shareholders from net realized gains	(1.94)	(4.07)	(15.34)		(3.80)	(1.12)

Total distributions	(1.97)	(4.18)	(15.43)		(3.92)	(1.36)

Net asset value, end of year	$35.09	$25.84	$26.87		$50.93	$39.12

Total Return(c)	45.55%	13.55%	(24.00)%		43.21%	24.34%

Net assets, end of year (in 000’s)	$76,336	$49,264	$53,467		$78,307	$59,286

Ratio of net expenses to average net assets	0.52%	0.58%	0.54%		0.53%	0.53%

Ratio of total expenses to average net assets	0.55%	0.62%	0.58%		0.56%	0.57%

Ratio of net investment income to average net assets	0.06%	0.19%	0.47	%(b)	0.17%	0.36%

Portfolio turnover rate(d)	215%	206%	200%		214%	218%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.74	$21.53	$27.15		$19.23		$21.27

Net investment income(a)	0.25	0.26	0.24	(b)	0.22	(c)	0.25

Net realized and unrealized gain (loss)	5.97	(0.33)	(1.47)		7.98		(2.03)

Total from investment operations	6.22	(0.07)	(1.23)		8.20		(1.78)

Distributions to shareholders from net investment income	(0.28)	(0.26)	(0.24)		(0.28)		(0.26)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.81)	(0.72)	(4.39)		(0.28)		(0.26)

Net asset value, end of year	$26.15	$20.74	$21.53		$27.15		$19.23

Total Return(d)	30.56%	(0.47)%	(5.42)%		42.87%		(8.34)%

Net assets, end of year (in 000’s)	$54,521	$47,338	$55,887		$62,575		$47,125

Ratio of net expenses to average net assets	0.92%	0.93%	0.93%		0.93%		0.94%

Ratio of total expenses to average net assets	1.02%	1.02%	1.01%		1.03%		1.05%

Ratio of net investment income to average net assets	1.04%	1.21%	1.04	%(b)	0.87	%(c)	1.26%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.51	$21.29	$26.90		$19.05		$21.06

Net investment income(a)	0.07	0.10	0.07	(b)	0.04	(c)	0.10

Net realized and unrealized gain (loss)	5.89	(0.33)	(1.46)		7.91		(2.01)

Total from investment operations	5.96	(0.23)	(1.39)		7.95		(1.91)

Distributions to shareholders from net investment income	(0.10)	(0.09)	(0.07)		(0.10)		(0.10)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.63)	(0.55)	(4.22)		(0.10)		(0.10)

Net asset value, end of year	$25.84	$20.51	$21.29		$26.90		$19.05

Total Return(d)	29.57%	(1.20)%	(6.14)%		41.85%		(9.02)%

Net assets, end of year (in 000’s)	$8,317	$7,544	$8,955		$10,713		$8,773

Ratio of net expenses to average net assets	1.67%	1.68%	1.68%		1.68%		1.69%

Ratio of total expenses to average net assets	1.77%	1.77%	1.76%		1.78%		1.80%

Ratio of net investment income to average net assets	0.29%	0.46%	0.32	%(b)	0.16	%(c)	0.52%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.70	$21.49	$27.11		$19.20		$21.24

Net investment income(a)	0.34	0.34	0.32	(b)	0.31	(c)	0.33

Net realized and unrealized gain (loss)	5.96	(0.33)	(1.47)		7.97		(2.04)

Total from investment operations	6.30	0.01	(1.15)		8.28		(1.71)

Distributions to shareholders from net investment income	(0.36)	(0.34)	(0.32)		(0.37)		(0.33)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.89)	(0.80)	(4.47)		(0.37)		(0.33)

Net asset value, end of year	$26.11	$20.70	$21.49		$27.11		$19.20

Total Return(d)	31.07%	(0.10)%	(5.08)%		43.40%		(7.98)%

Net assets, end of year (in 000’s)	$44,596	$74,799	$93,154		$114,706		$88,472

Ratio of net expenses to average net assets	0.56%	0.57%	0.56%		0.56%		0.56%

Ratio of total expenses to average net assets	0.66%	0.66%	0.64%		0.66%		0.67%

Ratio of net investment income to average net assets	1.41%	1.58%	1.43	%(b)	1.26	%(c)	1.64%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Service Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.87	$21.66	$27.28		$19.32		$21.36

Net investment income(a)	0.22	0.24	0.21	(b)	0.19	(c)	0.23

Net realized and unrealized gain (loss)	6.00	(0.35)	(1.48)		8.02		(2.04)

Total from investment operations	6.22	(0.11)	(1.27)		8.21		(1.81)

Distributions to shareholders from net investment income	(0.24)	(0.22)	(0.20)		(0.25)		(0.23)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.77)	(0.68)	(4.35)		(0.25)		(0.23)

Net asset value, end of year	$26.32	$20.87	$21.66		$27.28		$19.32

Total Return(d)	30.39%	(0.62)%	(5.55)%		42.68%		(8.44)%

Net assets, end of year (in 000’s)	$2,547	$2,092	$3,756		$6,769		$5,230

Ratio of net expenses to average net assets	1.06%	1.07%	1.06%		1.06%		1.06%

Ratio of total expenses to average net assets	1.16%	1.16%	1.14%		1.16%		1.17%

Ratio of net investment income to average net assets	0.89%	1.11%	0.93	%(b)	0.76	%(c)	1.13%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.64	$21.43	$27.04		$19.15		$21.18

Net investment income(a)	0.31	0.32	0.30	(b)	0.28	(c)	0.31

Net realized and unrealized gain (loss)	5.94	(0.34)	(1.47)		7.95		(2.03)

Total from investment operations	6.25	(0.02)	(1.17)		8.23		(1.72)

Distributions to shareholders from net investment income	(0.34)	(0.31)	(0.29)		(0.34)		(0.31)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.87)	(0.77)	(4.44)		(0.34)		(0.31)

Net asset value, end of year	$26.02	$20.64	$21.43		$27.04		$19.15

Total Return(d)	30.88%	(0.22)%	(5.17)%		43.24%		(8.09)%

Net assets, end of year (in 000’s)	$61,032	$55,448	$74,490		$91,133		$70,302

Ratio of net expenses to average net assets	0.67%	0.68%	0.68%		0.68%		0.69%

Ratio of total expenses to average net assets	0.77%	0.78%	0.76%		0.78%		0.80%

Ratio of net investment income to average net assets	1.29%	1.47%	1.31	%(b)	1.13	%(c)	1.54%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.70	$21.49	$27.11		$19.20		$21.24

Net investment income(a)	0.34	0.34	0.32	(b)	0.31	(c)	0.32

Net realized and unrealized gain (loss)	5.95	(0.33)	(1.47)		7.98		(2.02)

Total from investment operations	6.29	0.01	(1.15)		8.29		(1.70)

Distributions to shareholders from net investment income	(0.36)	(0.34)	(0.32)		(0.38)		(0.34)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.89)	(0.80)	(4.47)		(0.38)		(0.34)

Net asset value, end of year	$26.10	$20.70	$21.49		$27.11		$19.20

Total Return(d)	31.05%	(0.09)%	(5.07)%		43.42%		(7.97)%

Net assets, end of year (in 000’s)	$162,504	$138,745	$82,457		$79,348		$65,692

Ratio of net expenses to average net assets	0.55%	0.56%	0.55%		0.55%		0.55%

Ratio of total expenses to average net assets	0.65%	0.65%	0.63%		0.65%		0.66%

Ratio of net investment income to average net assets	1.40%	1.58%	1.43	%(b)	1.26	%(c)	1.63%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.56	$21.35	$26.96		$19.09		$21.12

Net investment income(a)	0.19	0.21	0.18	(b)	0.16	(c)	0.19

Net realized and unrealized gain (loss)	5.91	(0.34)	(1.46)		7.93		(2.01)

Total from investment operations	6.10	(0.13)	(1.28)		8.09		(1.82)

Distributions to shareholders from net investment income	(0.22)	(0.20)	(0.18)		(0.22)		(0.21)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.75)	(0.66)	(4.33)		(0.22)		(0.21)

Net asset value, end of year	$25.91	$20.56	$21.35		$26.96		$19.09

Total Return(d)	30.26%	(0.73)%	(5.66)%		42.57%		(8.58)%

Net assets, end of year (in 000’s)	$4,875	$3,313	$4,764		$5,450		$4,885

Ratio of net expenses to average net assets	1.17%	1.18%	1.18%		1.18%		1.19%

Ratio of total expenses to average net assets	1.27%	1.28%	1.26%		1.28%		1.30%

Ratio of net investment income to average net assets	0.77%	0.98%	0.81	%(b)	0.64	%(c)	0.99%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022		2021		2020

Per Share Data

Net asset value, beginning of year	$20.69	$21.48	$27.10		$19.19		$21.23

Net investment income(a)	0.34	0.34	0.32	(b)	0.30	(c)	0.32

Net realized and unrealized gain (loss)	5.95	(0.33)	(1.47)		7.99		(2.02)

Total from investment operations	6.29	0.01	(1.15)		8.29		(1.70)

Distributions to shareholders from net investment income	(0.36)	(0.34)	(0.32)		(0.38)		(0.34)

Distributions to shareholders from net realized gains	(0.53)	(0.46)	(4.15)		–		–

Total distributions	(0.89)	(0.80)	(4.47)		(0.38)		(0.34)

Net asset value, end of year	$26.09	$20.69	$21.48		$27.10		$19.19

Total Return(d)	31.06%	(0.09)%	(5.07)%		43.44%		(7.97)%

Net assets, end of year (in 000’s)	$45,765	$41,804	$47,406		$46,078		$30,086

Ratio of net expenses to average net assets	0.55%	0.56%	0.55%		0.55%		0.55%

Ratio of total expenses to average net assets	0.65%	0.65%	0.63%		0.65%		0.66%

Ratio of net investment income to average net assets	1.40%	1.58%	1.42	%(b)	1.23	%(c)	1.63%

Portfolio turnover rate(e)	206%	208%	209%		215%		212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$20.59	$21.70		$35.35		$22.96	$25.62

Net investment income (loss)(a)	0.04	0.10	(b)	0.05	(c)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	8.18	(1.11)		(5.10)		12.48	(2.60)

Total from investment operations	8.22	(1.01)		(5.05)		12.44	(2.61)

Distributions to shareholders from net investment income	(0.10)	(0.10)		–		(0.05)	(0.05)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.10)	(0.10)		(8.60)		(0.05)	(0.05)

Net asset value, end of year	$28.71	$20.59		$21.70		$35.35	$22.96

Total Return(d)	40.03%	(4.64)%		(17.64)%		54.23%	(10.18)%

Net assets, end of year (in 000’s)	$31,573	$23,791		$33,325		$44,195	$34,071

Ratio of net expenses to average net assets	1.20%	1.21%		1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.29%	1.30%		1.29%		1.29%	1.30%

Ratio of net investment income (loss) to average net assets	0.17%	0.43	%(b)	0.22	%(c)	(0.13)%	(0.02)%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$15.99	$16.89		$29.67		$19.39	$21.75

Net investment loss(a)	(0.12)	(0.05	)(b)	(0.10	)(c)	(0.24)	(0.15)

Net realized and unrealized gain (loss)	6.35	(0.85)		(4.08)		10.52	(2.21)

Total from investment operations	6.23	(0.90)		(4.18)		10.28	(2.36)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Net asset value, end of year	$22.22	$15.99		$16.89		$29.67	$19.39

Total Return(d)	38.96%	(5.33)%		(18.24)%		53.02%	(10.82)%

Net assets, end of year (in 000’s)	$4,744	$3,749		$5,093		$7,503	$5,951

Ratio of net expenses to average net assets	1.95%	1.96%		1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.04%	2.05%		2.04%		2.04%	2.05%

Ratio of net investment loss to average net assets	(0.58)%	(0.32	)%(b)	(0.53	)%(c)	(0.88)%	(0.78)%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$21.91	$23.09		$36.92		$23.98	$26.74

Net investment income(a)	0.15	0.19	(b)	0.15	(c)	0.09	0.08

Net realized and unrealized gain (loss)	8.69	(1.18)		(5.38)		13.00	(2.69)

Total from investment operations	8.84	(0.99)		(5.23)		13.09	(2.61)

Distributions to shareholders from net investment income	(0.20)	(0.19)		–		(0.15)	(0.15)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.20)	(0.19)		(8.60)		(0.15)	(0.15)

Net asset value, end of year	$30.55	$21.91		$23.09		$36.92	$23.98

Total Return(d)	40.51%	(4.28)%		(17.31)%		54.73%	(9.82)%

Net assets, end of year (in 000’s)	$120,959	$90,070		$144,712		$226,678	$216,274

Ratio of net expenses to average net assets	0.84%	0.85%		0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	0.93%	0.94%		0.92%		0.93%	0.92%

Ratio of net investment income to average net assets	0.53%	0.81	%(b)	0.60	%(c)	0.28%	0.34%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$20.05	$21.13		$34.68		$22.55	$25.17

Net investment income (loss)(a)	0.02	0.06	(b)	0.02	(c)	(0.08)	(0.03)

Net realized and unrealized gain (loss)	7.94	(1.06)		(4.97)		12.25	(2.56)

Total from investment operations	7.96	(1.00)		(4.95)		12.17	(2.59)

Distributions to shareholders from net investment income	(0.09)	(0.08)		–		(0.04)	(0.03)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.09)	(0.08)		(8.60)		(0.04)	(0.03)

Net asset value, end of year	$27.92	$20.05		$21.13		$34.68	$22.55

Total Return(d)	39.77%	(4.76)%		(17.73)%		54.06%	(10.29)%

Net assets, end of year (in 000’s)	$964	$1,914		$2,357		$3,701	$2,867

Ratio of net expenses to average net assets	1.34%	1.35%		1.34%		1.34%	1.34%

Ratio of total expenses to average net assets	1.43%	1.44%		1.42%		1.43%	1.42%

Ratio of net investment income (loss) to average net assets	0.10%	0.28	%(b)	0.10	%(c)	(0.26)%	(0.15)%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$20.51	$21.62		$35.18		$22.85	$25.50

Net investment income(a)	0.11	0.15	(b)	0.12	(c)	0.05	0.05

Net realized and unrealized gain (loss)	8.13	(1.10)		(5.08)		12.40	(2.58)

Total from investment operations	8.24	(0.95)		(4.96)		12.45	(2.53)

Distributions to shareholders from net investment income	(0.17)	(0.16)		–		(0.12)	(0.12)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.17)	(0.16)		(8.60)		(0.12)	(0.12)

Net asset value, end of year	$28.58	$20.51		$21.62		$35.18	$22.85

Total Return(d)	40.34%	(4.38)%		(17.42)%		54.61%	(9.95)%

Net assets, end of year (in 000’s)	$42,287	$27,490		$30,746		$66,963	$64,724

Ratio of net expenses to average net assets	0.95%	0.96%		0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.04%	1.05%		1.04%		1.05%	1.05%

Ratio of net investment income to average net assets	0.41%	0.67	%(b)	0.50	%(c)	0.15%	0.22%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$21.91	$23.10		$36.93		$23.98	$26.74

Net investment income(a)	0.15	0.19	(b)	0.15	(c)	0.11	0.09

Net realized and unrealized gain (loss)	8.69	(1.18)		(5.38)		13.00	(2.70)

Total from investment operations	8.84	(0.99)		(5.23)		13.11	(2.61)

Distributions to shareholders from net investment income	(0.20)	(0.20)		–		(0.16)	(0.15)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.20)	(0.20)		(8.60)		(0.16)	(0.15)

Net asset value, end of year	$30.55	$21.91		$23.10		$36.93	$23.98

Total Return(d)	40.54%	(4.30)%		(17.30)%		54.82%	(9.81)%

Net assets, end of year (in 000’s)	$79,961	$67,575		$83,140		$100,558	$119,496

Ratio of net expenses to average net assets	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.92%	0.93%		0.91%		0.91%	0.91%

Ratio of net investment income to average net assets	0.55%	0.79	%(b)	0.59	%(c)	0.34%	0.36%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$19.80	$20.86		$34.39		$22.36	$24.96

Net investment income (loss)(a)	(0.02)	0.05	(b)	(0.01	)(c)	(0.11)	(0.06)

Net realized and unrealized gain (loss)	7.86	(1.06)		(4.92)		12.15	(2.54)

Total from investment operations	7.84	(1.01)		(4.93)		12.04	(2.60)

Distributions to shareholders from net investment income	–	(0.05)		–		(0.01)	–

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	–	(0.05)		(8.60)		(0.01)	–

Net asset value, end of year	$27.64	$19.80		$20.86		$34.39	$22.36

Total Return(d)	39.60%	(4.84)%		(17.83)%		53.83%	(10.39)%

Net assets, end of year (in 000’s)	$3,905	$3,035		$12,023		$15,767	$13,817

Ratio of net expenses to average net assets	1.45%	1.46%		1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.54%	1.56%		1.54%		1.54%	1.55%

Ratio of net investment income (loss) to average net assets	(0.08)%	0.26	%(b)	(0.04	)%(c)	(0.36)%	(0.28)%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$21.91	$23.09		$36.92		$23.98	$26.74

Net investment income(a)	0.15	0.19	(b)	0.15	(c)	0.08	0.09

Net realized and unrealized gain (loss)	8.68	(1.17)		(5.38)		13.02	(2.70)

Total from investment operations	8.83	(0.98)		(5.23)		13.10	(2.61)

Distributions to shareholders from net investment income	(0.20)	(0.20)		–		(0.16)	(0.15)

Distributions to shareholders from net realized gains	–	–		(8.60)		–	–

Total distributions	(0.20)	(0.20)		(8.60)		(0.16)	(0.15)

Net asset value, end of year	$30.54	$21.91		$23.09		$36.92	$23.98

Total Return(d)	40.49%	(4.26)%		(17.31)%		54.78%	(9.81)%

Net assets, end of year (in 000’s)	$148,584	$106,501		$140,356		$144,239	$87,170

Ratio of net expenses to average net assets	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.92%	0.93%		0.91%		0.92%	0.91%

Ratio of net investment income to average net assets	0.54%	0.80	%(b)	0.58	%(c)	0.23%	0.36%

Portfolio turnover rate(e)	164%	145%		155%		165%	141%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$11.42	$11.94		$47.18		$34.29	$35.08

Net investment loss(a)	(0.07)	(0.04	)(b)	(0.05	)(c)	(0.28)	(0.17)

Net realized and unrealized gain (loss)	4.81	(0.46)		(6.01)		14.62	(0.13)

Total from investment operations	4.74	(0.50)		(6.06)		14.34	(0.30)

Distributions to shareholders from net investment income	–	(0.02)		–		(0.04)	–(d)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Total distributions	–	(0.02)		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$16.16	$11.42		$11.94		$47.18	$34.29

Total Return(e)	41.51%	(4.15)%		(25.73)%		42.51%	(0.95)%

Net assets, end of year (in 000’s)	$34,059	$27,037		$32,695		$59,166	$50,865

Ratio of net expenses to average net assets	1.20%	1.21%		1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.43%	1.45%		1.40%		1.33%	1.30%

Ratio of net investment loss to average net assets	(0.49)%	(0.36	)%(b)	(0.37	)%(c)	(0.64)%	(0.51)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data*

Net asset value, beginning of year	$18.46	$19.39		$306.54		$227.34	$235.44

Net investment loss(a)	(0.29)	(0.22	)(b)	(0.24	)(c)	(4.05)	(2.79)

Net realized and unrealized gain (loss)	7.74	(0.71)		(24.29)		96.30	(0.90)

Total from investment operations	7.45	(0.93)		(24.53)		92.25	(3.69)

Distributions to shareholders from net investment income	–	–		–		(0.36)	–(d)

Distributions to shareholders from net realized gains	–	–		(262.62)		(12.69)	(4.41)

Total distributions	–	–		(262.62)		(13.05)	(4.41)

Net asset value, end of year	$25.91	$18.46		$19.39		$306.54	$227.34

Total Return(e)	40.36%	(4.80)%		(26.49)%		41.47%	(1.70)%

Net assets, end of year (in 000’s)	$3,046	$2,829		$4,687		$7,866	$6,439

Ratio of net expenses to average net assets	1.95%	1.96%		1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.18%	2.21%		2.14%		2.08%	2.05%

Ratio of net investment loss to average net assets	(1.23)%	(1.08	)%(b)	(1.10	)%(c)	(1.39)%	(1.26)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

*	On June 10, 2022, the Fund’s Class C Shares affected a 9-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$18.70	$19.51		$57.27		$41.22	$41.92

Net investment income (loss)(a)	(0.03)	–	(b)(c)	0.01	(d)	(0.13)	(0.05)

Net realized and unrealized gain (loss)	7.88	(0.74)		(8.59)		17.63	(0.16)

Total from investment operations	7.85	(0.74)		(8.58)		17.50	(0.21)

Distributions to shareholders from net investment income	–	(0.06)		–		(0.04)	–(c)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–	(0.01)		–		–	–

Total distributions	–	(0.07)		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$26.55	$18.70		$19.51		$57.27	$41.22

Total Return(e)	41.98%	(3.78)%		(25.48)%		43.04%	(0.57)%

Net assets, end of year (in 000’s)	$34,739	$27,490		$43,621		$163,028	$200,116

Ratio of net expenses to average net assets	0.84%	0.85%		0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	1.07%	1.09%		1.01%		0.96%	0.92%

Ratio of net investment income (loss) to average net assets	(0.13)%	0.02	%(b)	0.04	%(d)	(0.25)%	(0.13)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$12.73	$13.29		$48.95		$35.44	$36.16

Net investment loss(a)	(0.04)	(0.01	)(b)	(0.02	)(c)	(0.15)	(0.09)

Net realized and unrealized gain (loss)	5.36	(0.50)		(6.46)		15.11	(0.14)

Total from investment operations	5.32	(0.51)		(6.48)		14.96	(0.23)

Distributions to shareholders from net investment income	–	(0.05)		–		(0.04)	–(d)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Total distributions	–	(0.05)		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$18.05	$12.73		$13.29		$48.95	$35.44

Total Return(e)	41.79%	(3.85)%		(25.59)%		42.89%	(0.72)%

Net assets, end of year (in 000’s)	$17,179	$15,956		$20,880		$66,827	$442,743

Ratio of net expenses to average net assets	0.95%	0.96%		0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.18%	1.21%		1.14%		1.06%	1.05%

Ratio of net investment loss to average net assets	(0.23)%	(0.11	)%(b)	(0.10	)%(c)	(0.32)%	(0.26)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$18.74	$19.54		$57.31		$41.24	$41.95

Net investment income (loss)(a)	(0.03)	0.01	(b)	0.02	(c)	(0.10)	(0.05)

Net realized and unrealized gain (loss)	7.90	(0.74)		(8.61)		17.62	(0.17)

Total from investment operations	7.87	(0.73)		(8.59)		17.52	(0.22)

Distributions to shareholders from net investment income	–	(0.06)		–		(0.04)	–(d)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–	(0.01)		–		–	–

Total distributions	–	(0.07)		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$26.61	$18.74		$19.54		$57.31	$41.24

Total Return(e)	42.00%	(3.78)%		(25.45)%		43.07%	(0.57)%

Net assets, end of year (in 000’s)	$8,905	$7,222		$17,370		$96,907	$263,023

Ratio of net expenses to average net assets	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	1.06%	1.10%		0.99%		0.93%	0.91%

Ratio of net investment income (loss) to average net assets	(0.12)%	0.07	%(b)	0.07	%(c)	(0.19)%	(0.12)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$9.71	$10.16		$44.83		$32.71	$33.58

Net investment loss(a)	(0.09)	(0.06	)(b)	(0.08	)(c)	(0.36)	(0.25)

Net realized and unrealized gain (loss)	4.09	(0.39)		(5.41)		13.93	(0.13)

Total from investment operations	4.00	(0.45)		(5.49)		13.57	(0.38)

Distributions to shareholders from net investment income	–	–		–		(0.04)	–(d)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Total distributions	–	–		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$13.71	$9.71		$10.16		$44.83	$32.71

Total Return(e)	41.19%	(4.43)%		(25.92)%		42.20%	(1.23)%

Net assets, end of year (in 000’s)	$3,846	$3,130		$3,863		$6,605	$8,168

Ratio of net expenses to average net assets	1.45%	1.46%		1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.68%	1.70%		1.65%		1.57%	1.55%

Ratio of net investment loss to average net assets	(0.74)%	(0.61	)%(b)	(0.64	)%(c)	(0.86)%	(0.77)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$18.73	$19.54		$57.31		$41.24	$41.94

Net investment loss(a)	(0.04)	–	(b)(c)	–	(c)(d)	(0.13)	(0.05)

Net realized and unrealized gain (loss)	7.90	(0.73)		(8.59)		17.65	(0.16)

Total from investment operations	7.86	(0.73)		(8.59)		17.52	(0.21)

Distributions to shareholders from net investment income	–	(0.07)		–		(0.04)	–(c)

Distributions to shareholders from net realized gains	–	–		(29.18)		(1.41)	(0.49)

Distributions to shareholders from return of capital	–	(0.01)		–		–	–

Total distributions	–	(0.08)		(29.18)		(1.45)	(0.49)

Net asset value, end of year	$26.59	$18.73		$19.54		$57.31	$41.24

Total Return(e)	41.96%	(3.74)%		(25.49)%		43.07%	(0.57)%

Net assets, end of year (in 000’s)	$25,626	$4,739		$5,274		$10,801	$10,241

Ratio of net expenses to average net assets	0.83%	0.84%		0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	1.06%	1.08%		1.01%		0.95%	0.91%

Ratio of net investment income (loss) to average net assets	(0.17)%	0.02	%(b)	–	%(d)	(0.25)%	(0.12)%

Portfolio turnover rate(f)	166%	153%		155%		170%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$30.81	$34.42	$53.90		$32.93	$39.69

Net investment income(a)	0.30	0.41	0.27	(b)	0.24	0.19

Net realized and unrealized gain (loss)	10.63	(2.86)	(4.48)		21.00	(6.70)

Total from investment operations	10.93	(2.45)	(4.21)		21.24	(6.51)

Distributions to shareholders from net investment income	(0.66)	(0.50)	(0.31)		(0.27)	(0.25)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.66)	(1.16)	(15.27)		(0.27)	(0.25)

Net asset value, end of year	$41.08	$30.81	$34.42		$53.90	$32.93

Total Return(c)	35.77%	(7.32)%	(9.67)%		64.75%	(16.49)%

Net assets, end of year (in 000’s)	$116,692	$101,472	$119,953		$154,971	$98,493

Ratio of net expenses to average net assets	1.20%	1.21%	1.21%		1.21%	1.22%

Ratio of total expenses to average net assets	1.25%	1.27%	1.26%		1.26%	1.31%

Ratio of net investment income to average net assets	0.78%	1.25%	0.73	%(b)	0.49%	0.56%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$16.26	$18.74	$36.61		$22.48	$27.24

Net investment income (loss)(a)	0.01	0.09	–	(b)(c)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	5.57	(1.53)	(2.69)		14.32	(4.61)

Total from investment operations	5.58	(1.44)	(2.69)		14.24	(4.65)

Distributions to shareholders from net investment income	(0.55)	(0.38)	(0.22)		(0.11)	(0.11)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.55)	(1.04)	(15.18)		(0.11)	(0.11)

Net asset value, end of year	$21.29	$16.26	$18.74		$36.61	$22.48

Total Return(d)	34.78%	(8.01)%	(10.33)%		63.49%	(17.11)%

Net assets, end of year (in 000’s)	$2,943	$2,648	$4,536		$7,118	$5,313

Ratio of net expenses to average net assets	1.95%	1.96%	1.96%		1.96%	1.97%

Ratio of total expenses to average net assets	2.00%	2.02%	2.01%		2.01%	2.06%

Ratio of net investment income (loss) to average net assets	0.04%	0.52%	(0.02	)%(b)	(0.25)%	(0.19)%

Portfolio turnover rate(e)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$47.25	$52.11	$73.39		$44.70	$53.74

Net investment income(a)	0.67	0.82	0.60	(b)	0.56	0.43

Net realized and unrealized gain (loss)	16.36	(4.39)	(6.48)		28.53	(9.07)

Total from investment operations	17.03	(3.57)	(5.88)		29.09	(8.64)

Distributions to shareholders from net investment income	(0.78)	(0.63)	(0.44)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.78)	(1.29)	(15.40)		(0.40)	(0.40)

Net asset value, end of year	$63.50	$47.25	$52.11		$73.39	$44.70

Total Return(c)	36.25%	(6.98)%	(9.32)%		65.37%	(16.19)%

Net assets, end of year (in 000’s)	$344,137	$269,189	$347,239		$379,380	$190,491

Ratio of net expenses to average net assets	0.84%	0.85%	0.84%		0.84%	0.84%

Ratio of total expenses to average net assets	0.89%	0.90%	0.89%		0.89%	0.93%

Ratio of net investment income to average net assets	1.14%	1.62%	1.09	%(b)	0.86%	0.93%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$30.62	$34.20	$53.64		$32.77	$39.53

Net investment income(a)	0.40	0.51	0.37	(b)	0.36	0.25

Net realized and unrealized gain (loss)	10.57	(2.87)	(4.46)		20.88	(6.64)

Total from investment operations	10.97	(2.36)	(4.09)		21.24	(6.39)

Distributions to shareholders from net investment income	(0.69)	(0.56)	(0.39)		(0.37)	(0.37)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.69)	(1.22)	(15.35)		(0.37)	(0.37)

Net asset value, end of year	$40.90	$30.62	$34.20		$53.64	$32.77

Total Return(c)	36.13%	(7.07)%	(9.44)%		65.17%	(16.32)%

Net assets, end of year (in 000’s)	$98,436	$157,291	$336,969		$363,808	$273,560

Ratio of net expenses to average net assets	0.95%	0.96%	0.96%		0.96%	0.97%

Ratio of total expenses to average net assets	1.00%	1.02%	1.01%		1.01%	1.06%

Ratio of net investment income to average net assets	1.09%	1.54%	0.99	%(b)	0.75%	0.77%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$47.24	$52.10	$73.38		$44.70	$53.73

Net investment income(a)	0.67	0.82	0.62	(b)	0.57	0.43

Net realized and unrealized gain (loss)	16.35	(4.39)	(6.49)		28.51	(9.06)

Total from investment operations	17.02	(3.57)	(5.87)		29.08	(8.63)

Distributions to shareholders from net investment income	(0.78)	(0.63)	(0.45)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.78)	(1.29)	(15.41)		(0.40)	(0.40)

Net asset value, end of year	$63.48	$47.24	$52.10		$73.38	$44.70

Total Return(c)	36.27%	(6.97)%	(9.31)%		65.36%	(16.17)%

Net assets, end of year (in 000’s)	$329,750	$243,638	$273,667		$306,101	$158,330

Ratio of net expenses to average net assets	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.88%	0.89%	0.88%		0.88%	0.93%

Ratio of net investment income to average net assets	1.15%	1.62%	1.11	%(b)	0.86%	0.94%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$29.68	$33.20	$52.56		$32.21	$38.96

Net investment income(a)	0.19	0.32	0.17	(b)	0.11	0.10

Net realized and unrealized gain (loss)	10.26	(2.77)	(4.33)		20.52	(6.56)

Total from investment operations	10.45	(2.45)	(4.16)		20.63	(6.46)

Distributions to shareholders from net investment income	(0.59)	(0.41)	(0.24)		(0.28)	(0.29)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.59)	(1.07)	(15.20)		(0.28)	(0.29)

Net asset value, end of year	$39.54	$29.68	$33.20		$52.56	$32.21

Total Return(c)	35.46%	(7.56)%	(9.88)%		64.31%	(16.70)%

Net assets, end of year (in 000’s)	$20,754	$16,443	$18,476		$22,584	$14,038

Ratio of net expenses to average net assets	1.45%	1.46%	1.46%		1.46%	1.47%

Ratio of total expenses to average net assets	1.50%	1.52%	1.51%		1.51%	1.56%

Ratio of net investment income to average net assets	0.53%	0.99%	0.47	%(b)	0.24%	0.30%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$47.23	$52.09	$73.38		$44.69	$53.72

Net investment income(a)	0.66	0.82	0.61	(b)	0.57	0.44

Net realized and unrealized gain (loss)	16.37	(4.38)	(6.49)		28.52	(9.07)

Total from investment operations	17.03	(3.56)	(5.88)		29.09	(8.63)

Distributions to shareholders from net investment income	(0.79)	(0.64)	(0.45)		(0.40)	(0.40)

Distributions to shareholders from net realized gains	–	(0.66)	(14.96)		–	–

Total distributions	(0.79)	(1.30)	(15.41)		(0.40)	(0.40)

Net asset value, end of year	$63.47	$47.23	$52.09		$73.38	$44.69

Total Return(c)	36.29%	(6.97)%	(9.32)%		65.36%	(16.18)%

Net assets, end of year (in 000’s)	$55,616	$34,930	$42,933		$45,484	$28,504

Ratio of net expenses to average net assets	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.88%	0.89%	0.88%		0.88%	0.92%

Ratio of net investment income to average net assets	1.14%	1.62%	1.10	%(b)	0.88%	0.94%

Portfolio turnover rate(d)	152%	136%	173%		187%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$51.10	$48.39	$72.68		$53.72	$49.48

Net investment income(a)	0.14	0.20	0.33	(b)	0.20	0.28

Net realized and unrealized gain (loss)	19.39	2.85	(8.80)		21.27	4.67

Total from investment operations	19.53	3.05	(8.47)		21.47	4.95

Distributions to shareholders from net investment income	(0.22)	(0.34)	(0.25)		(0.28)	(0.71)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.43)	(0.34)	(15.82)		(2.51)	(0.71)

Net asset value, end of year	$69.20	$51.10	$48.39		$72.68	$53.72

Total Return(c)	38.87%	6.37%	(14.87)%		41.26%	10.04%

Net assets, end of year (in 000’s)	$347,175	$276,758	$288,769		$380,721	$294,540

Ratio of net expenses to average net assets	0.92%	0.93%	0.93%		0.93%	0.94%

Ratio of total expenses to average net assets	0.96%	0.97%	0.97%		0.97%	1.00%

Ratio of net investment income to average net assets	0.22%	0.40%	0.62	%(b)	0.31%	0.55%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$43.18	$40.94	$64.06		$47.71	$44.04

Net investment loss(a)	(0.27)	(0.14)	(0.06	)(b)	(0.25)	(0.09)

Net realized and unrealized gain (loss)	16.33	2.41	(7.49)		18.83	4.16

Total from investment operations	16.06	2.27	(7.55)		18.58	4.07

Distributions to shareholders from net investment income	–	(0.03)	–		–	(0.40)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.21)	(0.03)	(15.57)		(2.23)	(0.40)

Net asset value, end of year	$58.03	$43.18	$40.94		$64.06	$47.71

Total Return(c)	37.84%	5.56%	(15.50)%		40.22%	9.25%

Net assets, end of year (in 000’s)	$14,261	$12,429	$14,311		$19,252	$16,275

Ratio of net expenses to average net assets	1.67%	1.68%	1.68%		1.68%	1.69%

Ratio of total expenses to average net assets	1.71%	1.72%	1.72%		1.72%	1.75%

Ratio of net investment loss to average net assets	(0.52)%	(0.34)%	(0.13	)%(b)	(0.44)%	(0.20)%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$53.54	$50.70	$75.37		$55.60	$51.16

Net investment income(a)	0.38	0.41	0.55	(b)	0.45	0.50

Net realized and unrealized gain (loss)	20.31	2.97	(9.20)		22.02	4.82

Total from investment operations	20.69	3.38	(8.65)		22.47	5.32

Distributions to shareholders from net investment income	(0.41)	(0.54)	(0.45)		(0.47)	(0.88)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.62)	(0.54)	(16.02)		(2.70)	(0.88)

Net asset value, end of year	$72.61	$53.54	$50.70		$75.37	$55.60

Total Return(c)	39.37%	6.75%	(14.55)%		41.79%	10.47%

Net assets, end of year (in 000’s)	$301,418	$243,864	$253,657		$325,457	$255,177

Ratio of net expenses to average net assets	0.56%	0.57%	0.56%		0.56%	0.56%

Ratio of total expenses to average net assets	0.60%	0.61%	0.60%		0.60%	0.62%

Ratio of net investment income to average net assets	0.58%	0.77%	0.99	%(b)	0.68%	0.94%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$50.69	$48.01	$72.21		$53.38	$49.19

Net investment income(a)	0.09	0.13	0.26	(b)	0.11	0.22

Net realized and unrealized gain (loss)	19.19	2.82	(8.74)		21.14	4.64

Total from investment operations	19.28	2.95	(8.48)		21.25	4.86

Distributions to shareholders from net investment income	(0.16)	(0.27)	(0.15)		(0.19)	(0.67)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.37)	(0.27)	(15.72)		(2.42)	(0.67)

Net asset value, end of year	$68.60	$50.69	$48.01		$72.21	$53.38

Total Return(c)	38.68%	6.20%	(14.98)%		41.08%	9.93%

Net assets, end of year (in 000’s)	$2,888	$5,082	$4,781		$6,302	$5,761

Ratio of net expenses to average net assets	1.06%	1.07%	1.06%		1.06%	1.06%

Ratio of total expenses to average net assets	1.10%	1.11%	1.10%		1.10%	1.12%

Ratio of net investment income to average net assets	0.15%	0.26%	0.49	%(b)	0.17%	0.44%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$50.18	$47.56	$71.70		$53.02	$48.84

Net investment income(a)	0.29	0.35	0.46	(b)	0.36	0.42

Net realized and unrealized gain (loss)	19.02	2.76	(8.63)		20.96	4.59

Total from investment operations	19.31	3.11	(8.17)		21.32	5.01

Distributions to shareholders from net investment income	(0.31)	(0.49)	(0.40)		(0.41)	(0.83)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.52)	(0.49)	(15.97)		(2.64)	(0.83)

Net asset value, end of year	$67.97	$50.18	$47.56		$71.70	$53.02

Total Return(c)	39.20%	6.62%	(14.65)%		41.61%	10.33%

Net assets, end of year (in 000’s)	$51,656	$45,491	$87,159		$127,076	$88,924

Ratio of net expenses to average net assets	0.67%	0.68%	0.68%		0.68%	0.69%

Ratio of total expenses to average net assets	0.71%	0.72%	0.72%		0.72%	0.75%

Ratio of net investment income to average net assets	0.48%	0.71%	0.87	%(b)	0.56%	0.84%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$53.47	$50.64	$75.30		$55.56	$51.13

Net investment income(a)	0.38	0.40	0.52	(b)	0.46	0.50

Net realized and unrealized gain (loss)	20.30	2.97	(9.15)		21.99	4.83

Total from investment operations	20.68	3.37	(8.63)		22.45	5.33

Distributions to shareholders from net investment income	(0.42)	(0.54)	(0.46)		(0.48)	(0.90)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.63)	(0.54)	(16.03)		(2.71)	(0.90)

Net asset value, end of year	$72.52	$53.47	$50.64		$75.30	$55.56

Total Return(c)	39.40%	6.75%	(14.54)%		41.78%	10.49%

Net assets, end of year (in 000’s)	$30,122	$20,915	$17,987		$14,142	$8,871

Ratio of net expenses to average net assets	0.55%	0.56%	0.55%		0.55%	0.55%

Ratio of total expenses to average net assets	0.59%	0.60%	0.59%		0.60%	0.61%

Ratio of net investment income to average net assets	0.59%	0.75%	0.95	%(b)	0.69%	0.95%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$49.94	$47.07	$71.12		$52.63	$48.47

Net investment income (loss)(a)	(0.02)	0.09	0.19	(b)	0.07	0.16

Net realized and unrealized gain (loss)	18.96	2.78	(8.58)		20.80	4.57

Total from investment operations	18.94	2.87	(8.39)		20.87	4.73

Distributions to shareholders from net investment income	(0.07)	–	(0.09)		(0.15)	(0.57)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.28)	–	(15.66)		(2.38)	(0.57)

Net asset value, end of year	$67.60	$49.94	$47.07		$71.12	$52.63

Total Return(c)	38.52%	6.10%	(15.08)%		40.91%	9.79%

Net assets, end of year (in 000’s)	$8,733	$6,890	$17,488		$22,030	$41,005

Ratio of net expenses to average net assets	1.17%	1.18%	1.18%		1.18%	1.19%

Ratio of total expenses to average net assets	1.21%	1.22%	1.22%		1.22%	1.25%

Ratio of net investment income (loss) to average net assets	(0.03)%	0.18%	0.37	%(b)	0.11%	0.31%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of year	$53.48	$50.65	$75.31		$55.56	$51.14

Net investment income(a)	0.38	0.41	0.55	(b)	0.46	0.50

Net realized and unrealized gain (loss)	20.30	2.96	(9.18)		22.00	4.83

Total from investment operations	20.68	3.37	(8.63)		22.46	5.33

Distributions to shareholders from net investment income	(0.42)	(0.54)	(0.46)		(0.48)	(0.91)

Distributions to shareholders from net realized gains	(1.21)	–	(15.57)		(2.23)	–

Total distributions	(1.63)	(0.54)	(16.03)		(2.71)	(0.91)

Net asset value, end of year	$72.53	$53.48	$50.65		$75.31	$55.56

Total Return(c)	39.40%	6.75%	(14.54)%		41.80%	10.49%

Net assets, end of year (in 000’s)	$326,820	$246,177	$289,752		$327,501	$245,632

Ratio of net expenses to average net assets	0.55%	0.56%	0.55%		0.55%	0.55%

Ratio of total expenses to average net assets	0.59%	0.60%	0.59%		0.59%	0.61%

Ratio of net investment income to average net assets	0.59%	0.78%	1.00	%(b)	0.68%	0.94%

Portfolio turnover rate(d)	206%	203%	205%		214%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements October 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Large Cap Growth Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs U.S. Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

85

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Large Cap Growth Insights Fund	Annually	Annually

Large Cap Value Insights Fund	Quarterly	Annually

Small Cap Equity Insights Fund	Annually	Annually

Small Cap Growth Insights Fund	Annually	Annually

Small Cap Value Insights Fund	Annually	Annually

U.S. Equity Insights Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

86

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing

87

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2024:

Large Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$484,380	$—	$—

North America	1,312,503,312	—	—

Total	$1,312,987,692	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$66,855	$—	$—

Large Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,016,418	$—	$—

North America	374,832,096	—	—

Investment Company	453,783	—	—

Total	$378,302,297	$—	$—

88

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$349,762	$—	$—

Asia	3,840,442	—	—

Europe	2,566,879	—	—

North America	415,168,294	—	—

Investment Company	3,881,815	—	—

Securities Lending Reinvestment Vehicle	2,996,700	—	—

Total	$428,803,892	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(142,719)	$—	$—

Small Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$197,058	$—	$—

Asia	2,088,621	—	—

Europe	218,760	—	—

North America	121,987,966	—	—

Investment Company	1,341,626	—	—

Securities Lending Reinvestment Vehicle	1,099,725	—	—

Total	$126,933,756	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(37,162)	$—	$—

Small Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$298,319	$—	$—

Asia	3,761,542	—	—

Europe	13,659,392	—	—

North America	927,530,573	—	—

Investment Company	6,661,301	—	—

Securities Lending Reinvestment Vehicle	6,197,240	—	—

Total	$958,108,367	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(32,833)	$—	$—

89

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$711,473	$—	$—

Europe	3,500,653	—	—

North America	1,068,405,914	—	—

Total	$1,072,618,040	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Large Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$66,855	Variation margin on futures contracts	$—

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(142,719)

Small Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(37,162)

Small Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(32,833)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of October 31, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

90

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Large Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$2,597,813	$(140,341)

Large Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	583,001	(66,228)

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,241,444	(142,719)

Small Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	365,400	(16,773)

Small Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,807,427	1,143,287

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,009,298	—

91

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended October 31, 2024, the relevant values for each derivative type were as follows:

Fund	Average Number of Contracts(a)

Large Cap Growth Insights Fund	32

Large Cap Value Insights Fund	1

Small Cap Equity Insights Fund	52

Small Cap Growth Insights Fund	12

Small Cap Value Insights Fund	121

U.S. Equity Insights Fund	43

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Large Cap Growth Insights Fund	0.52%	0.47%	0.44%	0.44%	0.43%	0.51%	0.51%

Large Cap Value Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

Small Cap Equity Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Growth Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Value Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

U.S. Equity Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the fiscal year ended October 31, 2024, the management fee waived by GSAM for each Fund was as follows:

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived

Large Cap Growth Insights Fund	$3,200

Large Cap Value Insights Fund	675

Small Cap Equity Insights Fund	3,346

Small Cap Growth Insights Fund	835

Small Cap Value Insights Fund	6,862

U.S. Equity Insights Fund	339

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2024, Goldman Sachs retained the following amounts:

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Large Cap Growth Insights Fund	$17,225	$—

Large Cap Value Insights Fund	1,400	429

Small Cap Equity Insights Fund	7,014	428

Small Cap Growth Insights Fund	1,106	76

Small Cap Value Insights Fund	3,897	—

U.S. Equity Insights Fund	8,641	408

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Large Cap Growth Insights Fund	$3,200	$414,074	$417,274

Large Cap Value Insights Fund	675	359,865	360,540

Small Cap Equity Insights Fund	3,346	369,444	372,790

Small Cap Growth Insights Fund	835	263,205	264,040

Small Cap Value Insights Fund	6,862	456,858	463,720

U.S. Equity Insights Fund	339	440,108	440,447

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of October 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2024, Goldman Sachs did not earn brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs.

As of October 31, 2024, the following Goldman Sachs funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Enhanced Dividend Global Equity

Large Cap Growth Insights Fund	–%	–%	5%	–%

Large Cap Value Insights Fund	8	11	16	–

Small Cap Equity Insights Fund	–	–	–	5

The following table provides information about the Funds’ investments in the Underlying Money Market Fund as of and for the fiscal year ended October 31, 2024:

Large Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$7,351,815	$93,359,733	$(100,711,548)	$–	–	$92,190

Large Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,387,027	25,266,799	(28,200,043)	453,783	453,783	16,012

Small Cap Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	521,166	75,528,579	(72,167,930)	3,881,815	3,881,815	113,261

Small Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	13,056,183	(11,714,557)	1,341,626	1,341,626	27,811

95

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$4,600,596	$113,110,105	$(111,049,400)	$6,661,301	6,661,301	$223,894

U.S. Equity Insights Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	9,127,677	(9,127,677)	–	–	11,892

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended October 31, 2024, were as follows:

Fund	Purchases	Sales

Large Cap Growth Insights Fund	$2,552,642,902	$2,621,117,234

Large Cap Value Insights Fund	756,163,611	808,653,111

Small Cap Equity Insights Fund	658,726,804	684,521,775

Small Cap Growth Insights Fund	193,855,490	196,175,340

Small Cap Value Insights Fund	1,362,359,270	1,489,141,836

U.S. Equity Insights Fund	2,078,210,658	2,179,994,414

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the fiscal year ended October 31, 2024 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended October 31, 2024

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2024

Large Cap Growth Insights Fund	$28	$—	$—

Large Cap Value Insights Fund	81	6	—

Small Cap Equity Insights Fund	18,499	6,858	—

Small Cap Growth Insights Fund	5,115	2,440	—

Small Cap Value Insights Fund	29,170	15,796	261,030

U.S. Equity Insights Fund	116	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended October 31, 2024.

Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024

Large Cap Growth Insights Fund	$—	$1,994,725	$(1,994,725)	$—

Large Cap Value Insights Fund	—	5,879,685	(5,879,685)	—

Small Cap Equity Insights Fund	1,274,479	47,072,158	(45,349,937)	2,996,700

Small Cap Growth Insights Fund	533,001	20,440,402	(19,873,678)	1,099,725

Small Cap Value Insights Fund	2,105,092	73,100,493	(69,008,345)	6,197,240

U.S. Equity Insights Fund	—	4,873,750	(4,873,750)	—

97

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2024 were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund

Distributions paid from:

Ordinary Income	$21,916,869	$12,458,625	$3,072,589	$—	$13,500,382

Long-term capital gains	54,633,845	1,150,645	—	—	—

Total taxable distributions	$76,550,714	$13,609,270	$3,072,589	$—	$13,500,382

					U.S. Equity Insights Fund

Distributions paid from:

Ordinary Income					$11,510,828

Long-term capital gains					13,614,063

Total taxable distributions					$25,124,891

The tax character of distributions paid during the fiscal year ended October 31, 2023 were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund

Distributions paid from:

Ordinary Income	$2,678,100	$4,947,151	$3,307,944	$338,124	$13,217,980

Long-term capital gains	145,862,354	7,708,023	—	—	16,437,603

Total taxable distributions	$148,540,454	$12,655,174	$3,307,944	$338,124	$29,655,583

Return of Capital	$—	$—	$—	$34,683	$—

					U.S. Equity Insights Fund

Distributions paid from:

Ordinary Income					$8,554,311

Total taxable distributions					$8,554,311

As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund*	Small Cap Growth Insights Fund*	Small Cap Value Insights Fund*

Undistributed ordinary income — net	$144,107,741	$43,208,447	$11,786,967	$1,164,931	$81,408,441

Undistributed long-term capital gains	14,258,771	10,701,592	38,537,782	—	66,563,521

Total undistributed earnings	$158,366,512	$53,910,039	$50,324,749	$1,164,931	$147,971,962

Capital loss carryforwards:

Perpetual Short-Term	—	—	—	(3,226,032)	—

Timing differences — (Qualified Late Year Loss Deferral)	(1,440,434)	—	—	(351,686)	—

Unrealized gains (losses) — net	571,830,002	36,786,271	36,196,931	13,439,224	57,375,857

Total accumulated earnings (losses) — net	$728,756,080	$90,696,310	$86,521,680	$11,026,437	$205,347,819

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

*

 The Small Cap Equity Insights Fund, Small Cap Growth Insights Fund, and Small Cap Value Insights Fund utilized $30,034,632, $21,375,499, and $3,351,400 of capital losses in the current fiscal year, respectively.

U.S. Equity Insights Fund

Undistributed ordinary income — net	$128,835,157

Undistributed long-term capital gains	23,047,684

Total undistributed earnings	$151,882,841

Timing differences — (Other)	2

Unrealized gains (losses) — net	308,279,334

Total accumulated earnings (losses) — net	$460,162,177

As of October 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Tax Cost	$741,224,545	$341,516,026	$392,464,242

Gross unrealized gain	584,426,090	47,644,716	62,445,922
Gross unrealized loss	(12,596,088)	(10,858,445)	(26,248,991)

Net unrealized gain (loss)	$571,830,002	$36,786,271	$36,196,931

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Tax Cost	$113,457,370	$900,699,677	$764,338,706

Gross unrealized gain	20,581,183	117,728,531	326,592,644

Gross unrealized loss	(7,141,959)	(60,352,674)	(18,313,310)

Net unrealized gain (loss)	$13,439,224	$57,375,857	$308,279,334

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	757,468	$21,470,410	1,346,209	$31,026,390

Reinvestment of distributions	472,195	11,927,636	1,176,826	25,306,363

Shares redeemed	(1,689,801)	(48,701,601)	(3,487,349)	(82,695,881)

	(460,138)	(15,303,555)	(964,314)	(26,363,128)
Class C Shares

Shares sold	123,799	2,528,084	140,855	2,436,123

Reinvestment of distributions	125,430	2,255,235	321,388	5,097,219

Shares redeemed	(378,134)	(7,685,756)	(596,145)	(10,165,988)

	(128,905)	(2,902,437)	(133,902)	(2,632,646)
Institutional Shares

Shares sold	2,336,562	70,672,170	2,043,634	51,951,345

Reinvestment of distributions	512,634	14,088,375	1,300,027	30,204,086

Shares redeemed	(3,521,817)	(109,400,667)	(5,764,175)	(143,093,681)

	(672,621)	(24,640,122)	(2,420,514)	(60,938,250)
Service Shares

Shares sold	155,105	4,306,272	274,450	6,310,023

Reinvestment of distributions	28,650	694,203	67,768	1,403,355

Shares redeemed	(177,726)	(5,107,647)	(197,893)	(4,401,259)

	6,029	(107,172)	144,325	3,312,119
Investor Shares

Shares sold	2,505,919	68,299,019	2,498,173	54,665,433

Reinvestment of distributions	409,390	10,083,287	966,206	20,289,199

Shares redeemed	(2,454,550)	(68,115,403)	(3,401,724)	(77,959,584)

	460,759	10,266,903	62,655	(3,004,952)
Class R6 Shares

Shares sold	1,853,677	59,000,912	5,934,642	151,149,652

Reinvestment of distributions	888,387	24,388,611	1,406,649	32,649,484

Shares redeemed	(2,914,031)	(89,546,092)	(2,287,045)	(57,494,149)

	(171,967)	(6,156,569)	5,054,246	126,304,987
Class R Shares

Shares sold	257,865	6,920,001	338,749	7,433,379

Reinvestment of distributions	89,102	2,098,344	186,173	3,758,829

Shares redeemed	(369,959)	(9,910,914)	(344,904)	(7,556,191)

	(22,992)	(892,569)	180,018	3,636,017
Class P Shares

Shares sold	343,300	10,788,382	536,248	12,757,901

Reinvestment of distributions	133,678	3,665,773	298,069	6,910,344

Shares redeemed	(208,244)	(6,194,187)	(917,291)	(22,971,281)

	268,734	8,259,968	(82,974)	(3,303,036)

NET INCREASE (DECREASE) IN SHARES	(721,101)	$(31,475,553)	1,839,540	$37,011,111

101

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	137,867	$3,306,586	171,284	$3,662,477

Reinvestment of distributions	72,650	1,661,332	78,141	1,690,923

Shares redeemed	(408,273)	(9,846,435)	(562,515)	(12,026,247)

	(197,756)	(4,878,517)	(313,090)	(6,672,847)
Class C Shares

Shares sold	19,496	453,915	32,574	688,370

Reinvestment of distributions	9,927	220,547	10,240	219,992

Shares redeemed	(75,462)	(1,788,517)	(95,545)	(2,012,613)

	(46,039)	(1,114,055)	(52,731)	(1,104,251)
Institutional Shares

Shares sold	258,753	6,213,983	457,895	9,870,669

Reinvestment of distributions	60,329	1,384,953	138,895	2,995,693

Shares redeemed	(2,224,160)	(48,974,661)	(1,317,425)	(28,285,198)

	(1,905,078)	(41,375,725)	(720,635)	(15,418,836)
Service Shares

Shares sold	18,578	449,144	27,458	595,910

Reinvestment of distributions	3,320	76,301	4,787	104,309

Shares redeemed	(25,363)	(618,657)	(105,423)	(2,290,613)

	(3,465)	(93,212)	(73,178)	(1,590,394)
Investor Shares

Shares sold	341,439	8,039,269	581,203	12,428,033

Reinvestment of distributions	99,951	2,282,440	115,395	2,482,854

Shares redeemed	(782,674)	(18,746,056)	(1,486,008)	(32,214,271)

	(341,284)	(8,424,347)	(789,410)	(17,303,384)
Class R6 Shares

Shares sold	258,819	6,516,362	3,610,808	74,474,367

Reinvestment of distributions	256,370	5,886,409	133,170	2,872,406

Shares redeemed	(992,336)	(24,123,354)	(877,677)	(19,239,797)

	(477,147)	(11,720,583)	2,866,301	58,106,976
Class R Shares

Shares sold	44,877	1,022,377	18,286	388,602

Reinvestment of distributions	6,139	138,695	6,601	141,799

Shares redeemed	(23,978)	(565,066)	(86,950)	(1,859,844)

	27,038	596,006	(62,063)	(1,329,443)
Class P Shares

Shares sold	150,437	3,692,859	198,256	4,200,948

Reinvestment of distributions	65,864	1,514,351	79,366	1,710,618

Shares redeemed	(482,805)	(10,963,258)	(463,810)	(10,024,802)

	(266,504)	(5,756,048)	(186,188)	(4,113,236)

NET INCREASE (DECREASE) IN SHARES	(3,210,235)	$(72,766,481)	669,006	$10,574,585

102

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	177,270	$4,690,383	114,004	$2,510,018

Reinvestment of distributions	4,589	111,606	7,119	148,002

Shares redeemed	(237,404)	(6,146,615)	(501,454)	(11,046,019)

	(55,545)	(1,344,626)	(380,331)	(8,387,999)
Class C Shares

Shares sold	45,999	917,231	27,271	466,579

Shares redeemed	(66,961)	(1,384,356)	(94,282)	(1,606,182)

	(20,962)	(467,125)	(67,011)	(1,139,603)
Institutional Shares

Shares sold	815,653	22,320,354	560,315	13,157,646

Reinvestment of distributions	30,406	784,182	47,619	1,049,527

Shares redeemed	(997,676)	(27,599,249)	(2,764,726)	(65,178,247)

	(151,617)	(4,494,713)	(2,156,792)	(50,971,074)
Service Shares

Shares sold	4,935	130,639	6,396	136,669

Reinvestment of distributions	356	8,429	408	8,258

Shares redeemed	(66,276)	(1,600,377)	(22,891)	(495,536)

	(60,985)	(1,461,309)	(16,087)	(350,609)
Investor Shares

Shares sold	524,422	13,647,555	549,516	11,875,830

Reinvestment of distributions	9,934	239,907	12,874	265,847

Shares redeemed	(395,186)	(10,404,377)	(644,078)	(14,182,274)

	139,170	3,483,085	(81,688)	(2,040,597)
Class R6 Shares

Shares sold	1,112,938	27,854,969	237,412	5,542,943

Reinvestment of distributions	31,465	811,483	32,020	705,714

Shares redeemed	(1,610,795)	(46,406,801)	(785,530)	(18,386,361)

	(466,392)	(17,740,349)	(516,098)	(12,137,704)
Class R Shares

Shares sold	18,307	456,213	73,554	1,552,270

Reinvestment of distributions	—	—	1,453	29,095

Shares redeemed	(30,350)	(788,863)	(498,082)	(10,329,835)

	(12,043)	(332,650)	(423,075)	(8,748,470)
Class P Shares

Shares sold	1,400,326	38,169,911	1,429,805	32,382,759

Reinvestment of distributions	41,503	1,069,929	47,710	1,051,530

Shares redeemed	(1,438,544)	(37,731,319)	(2,694,861)	(61,682,913)

	3,285	1,508,521	(1,217,346)	(28,248,624)

NET DECREASE IN SHARES	(625,089)	$(20,849,166)	(4,858,428)	$(112,024,680)

103

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	162,292	$2,355,153	195,137	$2,407,062

Reinvestment of distributions	—	—	5,469	62,404

Shares redeemed	(422,015)	(6,132,210)	(572,234)	(7,014,852)

	(259,723)	(3,777,057)	(371,628)	(4,545,386)
Class C Shares

Shares sold	12,298	284,714	17,040	328,076

Shares redeemed	(48,025)	(1,080,838)	(105,454)	(2,002,074)

	(35,727)	(796,124)	(88,414)	(1,673,998)
Institutional Shares

Shares sold	246,889	5,813,130	377,413	7,609,287

Reinvestment of distributions	—	—	7,119	132,620

Shares redeemed	(408,488)	(9,631,039)	(1,150,438)	(23,138,977)

	(161,599)	(3,817,909)	(765,906)	(15,397,070)
Investor Shares

Shares sold	206,561	3,540,573	283,871	4,071,237

Reinvestment of distributions	—	—	5,485	69,606

Shares redeemed	(508,550)	(7,970,227)	(606,455)	(8,231,356)

	(301,989)	(4,429,654)	(317,099)	(4,090,513)
Class R6 Shares

Shares sold	115,091	2,765,152	106,007	2,124,706

Reinvestment of distributions	—	—	3,246	60,570

Shares redeemed	(165,804)	(3,956,226)	(612,562)	(12,293,133)

	(50,713)	(1,191,074)	(503,309)	(10,107,857)
Class R Shares

Shares sold	62,929	780,847	58,733	617,401

Shares redeemed	(104,553)	(1,268,812)	(116,798)	(1,204,559)

	(41,624)	(487,965)	(58,065)	(587,158)
Class P Shares

Shares sold	735,824	15,006,295	50,103	1,010,326

Reinvestment of distributions	—	—	1,156	21,561

Shares redeemed	(25,210)	(609,708)	(68,094)	(1,340,096)

	710,614	14,396,587	(16,835)	(308,209)

NET DECREASE IN SHARES	(140,761)	$(103,196)	(2,121,256)	$(36,710,191)

104

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	229,044	$8,804,203	222,769	$7,365,741

Reinvestment of distributions	54,601	1,971,082	113,442	3,729,582

Shares redeemed	(736,839)	(27,687,847)	(527,810)	(17,401,843)

	(453,194)	(16,912,562)	(191,599)	(6,306,520)
Class C Shares

Shares sold	9,386	186,708	11,937	213,103

Reinvestment of distributions	4,577	86,185	13,649	240,049

Shares redeemed	(38,615)	(737,634)	(104,786)	(1,861,072)

	(24,652)	(464,741)	(79,200)	(1,407,920)
Institutional Shares

Shares sold	1,127,048	65,884,567	1,485,282	75,268,712

Reinvestment of distributions	74,878	4,165,461	162,034	8,111,064

Shares redeemed	(1,479,577)	(84,579,585)	(2,613,954)	(132,085,984)

	(277,651)	(14,529,557)	(966,638)	(48,706,208)
Investor Shares

Shares sold	1,152,573	45,345,052	1,518,816	49,925,071

Reinvestment of distributions	46,445	1,665,993	251,900	8,237,437

Shares redeemed	(3,928,979)	(142,613,518)	(6,486,023)	(218,244,500)

	(2,729,961)	(95,602,473)	(4,715,307)	(160,081,992)
Class R6 Shares

Shares sold	1,430,234	84,015,143	1,240,330	63,153,530

Reinvestment of distributions	72,925	4,055,349	138,525	6,929,670

Shares redeemed	(1,466,534)	(85,285,507)	(1,474,167)	(74,423,430)

	36,625	2,784,985	(95,312)	(4,340,230)
Class R Shares

Shares sold	131,807	4,797,543	133,649	4,299,954

Reinvestment of distributions	9,295	323,659	18,723	594,851

Shares redeemed	(170,172)	(6,227,629)	(154,902)	(4,935,975)

	(29,070)	(1,106,427)	(2,530)	(41,170)
Class P Shares

Shares sold	330,525	16,947,215	389,657	19,537,487

Reinvestment of distributions	14,467	804,361	24,491	1,225,555

Shares redeemed	(208,303)	(12,212,607)	(498,763)	(24,883,283)

	136,689	5,538,969	(84,615)	(4,120,241)

NET DECREASE IN SHARES	(3,341,214)	$(120,291,806)	(6,135,201)	$(225,004,281)

105

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	147,062	$9,213,160	103,833	$5,197,419

Reinvestment of distributions	128,431	7,180,590	40,749	1,920,916

Shares redeemed	(674,604)	(41,876,488)	(695,437)	(35,154,208)

	(399,111)	(25,482,738)	(550,855)	(28,035,873)
Class C Shares

Shares sold	15,629	794,230	22,725	967,804

Reinvestment of distributions	7,295	342,786	284	11,368

Shares redeemed	(65,012)	(3,427,212)	(84,749)	(3,605,836)

	(42,088)	(2,290,196)	(61,740)	(2,626,664)
Institutional Shares

Shares sold	594,086	38,404,668	664,367	34,900,187

Reinvestment of distributions	124,504	7,299,271	54,069	2,662,353

Shares redeemed	(1,122,258)	(74,659,924)	(1,166,355)	(61,279,984)

	(403,668)	(28,955,985)	(447,919)	(23,717,444)
Service Shares

Shares sold	7,292	430,377	6,010	304,168

Reinvestment of distributions	2,336	129,509	545	25,514

Shares redeemed	(67,779)	(4,393,082)	(5,886)	(289,985)

	(58,151)	(3,833,196)	669	39,697
Investor Shares

Shares sold	102,747	6,168,035	714,386	35,232,251

Reinvestment of distributions	24,792	1,360,524	23,672	1,093,421

Shares redeemed	(274,236)	(17,258,353)	(1,664,155)	(82,828,652)

	(146,697)	(9,729,794)	(926,097)	(46,502,980)
Class R6 Shares

Shares sold	125,270	8,043,887	188,915	9,698,974

Reinvestment of distributions	10,992	643,694	3,747	184,222

Shares redeemed	(112,034)	(7,248,809)	(156,706)	(8,416,319)

	24,228	1,438,772	35,956	1,466,877
Class R Shares

Shares sold	17,287	1,039,083	29,688	1,477,601

Reinvestment of distributions	3,074	167,845	—	—

Shares redeemed	(29,139)	(1,770,389)	(263,253)	(12,569,770)

	(8,778)	(563,461)	(233,565)	(11,092,169)
Class P Shares

Shares sold	324,618	20,432,829	693,093	35,568,527

Reinvestment of distributions	128,617	7,532,725	51,561	2,535,758

Shares redeemed	(550,234)	(35,337,680)	(1,862,573)	(95,660,934)

	(96,999)	(7,372,126)	(1,117,919)	(57,556,649)

NET DECREASE IN SHARES	(1,131,264)	$(76,788,724)	(3,301,470)	$(168,025,205)

106

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund and Goldman Sachs U.S. Equity Insights Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund and Goldman Sachs U.S. Equity Insights Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2024

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, www.pwc.com/us

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

107

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, and Goldman Sachs U.S. Equity Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Small Cap Growth Insights Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

108

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Small Cap Growth Insights Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees noted that the Large Cap Growth Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three , five-, and ten-year periods ended March 31, 2024. They observed that the Large Cap Value Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and ten-year periods and underperformed for the five-year period ended March 31, 2024. The Trustees noted that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five, and ten-year periods ended March 31, 2024. They observed that the Small Cap Growth Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, in the third quartile for the ten-year period, and in the fourth quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and ten-year periods and underperformed for the five-year period ended March 31, 2024. The Trustees noted that the Small Cap Value Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They observed that the U.S. Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods and in the third quartile for the five-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

First $1 billion	0.52%	0.52%	0.80%	0.80%	0.80%	0.52%

Next $1 billion	0.47	0.47	0.80	0.80	0.80	0.47

Next $3 billion	0.44	0.44	0.72	0.72	0.72	0.44

Next $3 billion	0.44	0.44	0.68	0.68	0.68	0.44

Over $8 billion	0.43	0.43	0.67	0.67	0.67	0.43

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

112

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Goldman Sachs Trust — Domestic Equity Insights Funds — Tax Information (Unaudited)

For the year ended October 31, 2024, 28.16%, 33.96%, 81.69%, 53.48%, and 68.97% of the dividends paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2024, 3.49%, 5.74%, and 9.66% of the dividend paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualifies as section 199A dividends.

For the year ended October 31, 2024, 28.18%, 48.16%, 100%, 100%, and 86.23% of the dividends paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Large Cap Growth Insights, Large Cap Value Insights, and U.S. Equity Insights Funds, designate $54,633,845, $1,150,645, and $13,614,063, respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended October 31, 2024.

During the fiscal year ended October 31, 2024, the Large Cap Growth Insights, Large Cap Value Insights, and U.S. Equity Insights Funds, designate $21,318,487, $7,354,275, and $6,165,578, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

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$

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2024 Goldman Sachs. All rights reserved. DOMINSAR-24

Goldman Sachs Funds Annual Financial Statements October 31, 2024 Goldman Sachs Fundamental Equity International Funds Goldman Sachs China Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity ex. China Fund Goldman Sachs ESG Emerging Markets Equity Fund Goldman Sachs International Equity ESG Fund Goldman Sachs International Equity Income FundAsset Management

Goldman Sachs Fundamental Equity International Funds

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 99.5%

China – 96.0%
180,976	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	$2,213,755
12,182	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	263,769
46,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	499,505
412,300	Bank of Jiangsu Co. Ltd., Class A (Banks)	510,508
12,100	BYD Co. Ltd., Class A (Automobiles & Components)	498,166
18,000	BYD Co. Ltd., Class H (Automobiles & Components)	650,135
1,785,000	China Construction Bank Corp., Class H (Banks)	1,385,582
128,000	China Merchants Bank Co. Ltd., Class A (Banks)	672,235
112,500	China Merchants Bank Co. Ltd., Class H (Banks)	550,522
842,000	China Petroleum & Chemical Corp., Class H (Energy)	474,291
78,200	China Resources Mixc Lifestyle Services Ltd. (Real Estate Management & Development)(a)	322,608
38,720	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	245,012
2,600,000	China Tower Corp. Ltd., Class H (Telecommunication Services)(a)	350,821
224,400	China Yangtze Power Co. Ltd., Class A (Utilities)	869,052
231,889	CITIC Securities Co. Ltd., Class A (Financial Services)	915,638
46,000	CITIC Securities Co. Ltd., Class H (Financial Services)	127,045
23,636	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	819,660
274,995	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	278,530
75,580	Fuyao Glass Industry Group Co. Ltd., Class A (Automobiles & Components)	604,251
51,200	H World Group Ltd. (Consumer Services)	188,457
5,557	H World Group Ltd. ADR (Consumer Services)	203,886
69,599	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Food, Beverage & Tobacco)	273,301

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
53,000	Innovent Biologics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$230,400
96,100	JCET Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	535,642
42,900	JD.com, Inc., Class A (Consumer Discretionary Distribution & Retail)	869,979
113,100	Jiangsu Expressway Co. Ltd., Class A (Transportation)	200,155
88,740	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	581,650
12,633	KE Holdings, Inc. ADR (Real Estate Management & Development)	277,042
5,219	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	1,120,016
67,190	Meituan, Class B (Consumer Services)*(a)	1,587,725
72,400	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	725,167
27,946	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	268,211
118,936	NARI Technology Co. Ltd., Class A (Capital Goods)	434,232
34,800	NetEase, Inc. (Media & Entertainment)	559,890
27,772	Ningbo Tuopu Group Co. Ltd., Class A (Automobiles & Components)	168,637
2,586	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	311,846
684,000	PetroChina Co. Ltd., Class H (Energy)	513,626
322,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	488,465
69,700	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	547,939
132,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	820,942
492,055	Postal Savings Bank of China Co. Ltd., Class A (Banks)	360,370
525,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(a)	301,498
26,078	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	203,446
9,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	355,633

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
45,700	Sieyuan Electric Co. Ltd., Class A (Capital Goods)	$490,273
85,600	Sinopharm Group Co. Ltd., Class H (Health Care Equipment & Services)	213,255
28,176	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	358,822
27,749	Sunresin New Materials Co. Ltd., Class A (Materials)	190,511
59,800	Tencent Holdings Ltd. (Media & Entertainment)	3,118,099
20,539	Tencent Music Entertainment Group ADR (Media & Entertainment)	228,599
11,000	Trip.com Group Ltd. (Consumer Services)*	707,900
58,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	374,153
58,500	Venustech Group, Inc., Class A (Software & Services)	145,543
97,798	Weichai Power Co. Ltd., Class A (Capital Goods)	183,465
51,166	Wens Foodstuff Group Co. Ltd., Class A (Food, Beverage & Tobacco)	133,881
36,728	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	244,253
318,400	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	1,092,079
418,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	214,378
248,370	Yunnan Aluminium Co. Ltd., Class A (Materials)	494,929
138,600	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	448,179
10,040	Zhongji Innolight Co. Ltd., Class A (Technology Hardware & Equipment)	198,221
386,000	Zijin Mining Group Co. Ltd., Class H (Materials)	822,208
17,835	ZTO Express Cayman, Inc. ADR (Transportation)	412,167

		34,450,155

Hong Kong – 1.3%
28,700	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	311,132
3,801	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	152,193

		463,325

Shares	Description	Value

Common Stocks – (continued)

Taiwan – 2.2%
16,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	$202,238
28,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	179,472
5,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	224,534
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	188,157

		794,401

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $28,001,188)		35,707,881

Shares	Dividend Rate

Securities Lending Reinvestment Vehicle – 0.3%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
106,400	4.766%	106,400
(Cost $106,400)

TOTAL INVESTMENTS – 99.8% (Cost $28,107,588)		$35,814,281

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		80,312

NET ASSETS – 100.0%		$35,894,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations: ADR —American Depositary Receipt

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Sector Name	% of Market Value

Consumer Discretionary	25.8%
Financials	19.1
Communication Services	12.7
Information Technology	10.5
Industrials	8.7
Materials	5.5
Consumer Staples	5.3
Health Care	5.2
Energy	2.8
Utilities	2.4
Real Estate	1.7
Securities Lending Reinvestment Vehicle	0.3

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 100.1%

Brazil – 3.9%
260,821	Embraer SA ADR (Capital Goods)*	$8,742,720
16,055	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	32,706,925
1,389,372	NU Holdings Ltd., Class A
	(Banks)*	20,965,623
969,300	PRIO SA (Energy)	6,871,233
2,116,900	Raia Drogasil SA (Consumer
	Staples Distribution & Retail)	8,913,032
2,975,600	Rumo SA (Transportation)	10,243,118
2,594,700	TIM SA (Telecommunication
	Services)	7,441,770
2,802,200	TOTVS SA (Software &
	Services)	14,464,469

		110,348,890

China – 29.2%
6,687,424	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	81,802,678
2,261,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	24,138,486
976,000	BYD Co. Ltd., Class H (Automobiles & Components)	35,251,772
9,642,000	China Merchants Bank Co. Ltd., Class H (Banks)	47,183,398
2,653,180	China Yangtze Power Co. Ltd., Class A (Utilities)	10,275,181
534,774	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	18,545,127
2,550,000	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	18,089,875
470,708	H World Group Ltd. ADR (Consumer Services)	17,270,277
859,883	KE Holdings, Inc. ADR (Real Estate Management & Development)	18,857,234
220,551	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	47,331,029
3,405,000	Meituan, Class B (Consumer Services)*(a)	80,461,420
2,038,100	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	20,413,850
3,862,032	NARI Technology Co. Ltd., Class A (Capital Goods)	14,100,169
13,014,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	19,741,857
5,448,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	33,757,733
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	4,804,831
445,229	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	16,667,183

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,316,988	Silergy Corp. (Semiconductors & Semiconductor Equipment)	$20,432,240
1,818,220	Sunresin New Materials Co. Ltd., Class A (Materials)	12,483,004
3,311,000	Tencent Holdings Ltd. (Media & Entertainment)	172,642,595
1,243,446	Tencent Music Entertainment Group ADR (Media & Entertainment)	13,839,554
7,317,000	Weichai Power Co. Ltd., Class H (Capital Goods)	11,056,442
10,960,400	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	37,593,034
10,764,992	Yunnan Aluminium Co. Ltd., Class A (Materials)	21,451,511
9,364,000	Zijin Mining Group Co. Ltd., Class H (Materials)	19,945,992
708,510	ZTO Express Cayman, Inc. ADR (Transportation)	16,373,666

		834,510,138

Egypt – 0.3%
5,106,169	Commercial International Bank - Egypt (CIB), GDR (Banks)	7,894,137

Greece – 2.2%
529,056	JUMBO SA (Consumer Discretionary Distribution & Retail)	14,120,324
290,961	Metlen Energy & Metals SA (Capital Goods)	10,221,894
2,643,232	National Bank of Greece SA (Banks)	20,709,004
4,507,974	Piraeus Financial Holdings SA (Banks)	16,985,312

		62,036,534

India – 20.2%
58,999	360 ONE WAM Ltd. (Financial Services)	763,450
212,359	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	15,194,141
305,655	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	25,463,873
772,941	Archean Chemical Industries Ltd. (Materials)	5,920,354
2,718,412	Axis Bank Ltd. (Banks)	37,343,264
329,138	Bajaj Finance Ltd. (Financial Services)	26,884,214
541,492	Cartrade Tech Ltd. (Consumer Discretionary Distribution & Retail)*	6,951,190
204,226	Coforge Ltd. (Software & Services)	18,413,341

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
540,532	Computer Age Management Services Ltd. (Commercial & Professional Services)	$28,478,374
123,602	Craftsman Automation Ltd. (Capital Goods)	7,469,583
1,206,260	Five-Star Business Finance Ltd. (Financial Services)*	10,178,580
860,043	Godrej Properties Ltd. (Real Estate Management & Development)*	29,272,282
4,694,385	ICICI Bank Ltd. (Banks)	72,009,776
197,119	Info Edge India Ltd. (Media & Entertainment)	17,392,588
2,166,708	Infosys Ltd. (Software & Services)	45,207,590
4,628,180	Jio Financial Services Ltd. (Financial Services)*	17,701,958
1,146,842	Kalyan Jewellers India Ltd. (Consumer Durables & Apparel)	8,945,543
371,357	Navin Fluorine International Ltd. (Materials)	14,666,462
406,285	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	12,939,012
1,261,989	SBI Life Insurance Co. Ltd. (Insurance)(a)	24,296,779
2,101,183	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	17,091,523
1,647,267	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	36,149,710
2,299,759	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	27,360,714
185,300	TeamLease Services Ltd. (Commercial & Professional Services)*	6,141,689
298,720	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,354,540
18,681,954	Zomato Ltd. (Consumer Services)*	53,598,657

		577,189,187

Indonesia – 3.5%
67,476,600	Bank Central Asia Tbk PT (Banks)	44,067,228
40,865,700	Bank Mandiri Persero Tbk PT (Banks)	17,348,271
148,861,000	BFI Finance Indonesia Tbk PT (Financial Services)	9,389,767
223,549,600	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	15,454,050
399,875,000	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	5,095,572
8,752,600	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	111,534

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
307,032,200	Pakuwon Jati Tbk PT (Real Estate Management & Development)	$9,350,837

		100,817,259

Mexico – 2.7%
4,687,899	Alsea SAB de CV (Consumer Services)	11,334,644
15,862,900	America Movil SAB de CV, Series B (Telecommunication Services)	12,533,669
1,432,799	Arca Continental SAB de CV (Food, Beverage & Tobacco)	12,266,813
2,713,300	Banco del Bajio SA (Banks)(a)	6,031,514
8,732,750	Gentera SAB de CV (Financial Services)	11,146,427
4,400,514	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	14,728,125
3,411,900	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	9,381,681

		77,422,873

Peru – 0.8%
116,815	Credicorp Ltd. (Banks)	21,509,146

Philippines – 1.7%
6,279,370	BDO Unibank, Inc. (Banks)	16,434,262
2,919,670	Jollibee Foods Corp. (Consumer Services)	13,302,248
106,600,700	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	19,948,047

		49,684,557

Poland – 0.8%
1,125,633	Allegro.eu SA (Consumer Discretionary Distribution & Retail)*(a)	9,905,038
171,879	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	14,243,274

		24,148,312

Romania – 0.1%
138,768	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)	3,675,097

Russia – 0.0%
10,483,256	Detsky Mir PJSC (Consumer Discretionary Distribution & Retail)*(a)(b)	—
2,495,750	Renaissance Insurance Group JSC (Insurance)*(b)	—
4,327,745	Sberbank of Russia PJSC (Banks)*(b)	—

		—

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – 2.2%
966,369	Al Rajhi Bank (Banks)	$22,579,804
1,275,089	Alinma Bank (Banks)	9,527,090
217,165	Co. for Cooperative Insurance (The) (Insurance)	8,100,169
2,364,345	Saudi Arabian Oil Co. (Energy)(a)	16,983,235
722,067	Saudi National Bank (The) (Banks)	6,347,638

		63,537,936

Singapore – 0.2%
7,221,393	Nanofilm Technologies International Ltd. (Materials)	4,425,131

Slovenia – 0.8%
800,208	Nova Ljubljanska Banka dd, GDR (Banks)	21,499,537

South Africa – 1.7%
1,154,385	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	24,642,158
1,569,498	JSE Ltd. (Financial Services)	11,160,084
20,554,055	Old Mutual Ltd. (Insurance)(c)	14,188,465

		49,990,707

South Korea – 9.7%
153,456	Hyundai Motor Co. (Automobiles & Components)	23,636,902
242,275	JYP Entertainment Corp. (Media & Entertainment)	8,521,711
437,436	KB Financial Group, Inc. (Banks)	28,463,438
461,171	LG Electronics, Inc. (Consumer Durables & Apparel)	29,698,568
49,552	NCSoft Corp. (Media & Entertainment)	7,779,264
35,688	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	25,811,009
560,843	Samsung E&A Co. Ltd. (Capital Goods)*	7,218,009
2,243,839	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	95,275,625
382,954	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,133,976

		276,538,502

Taiwan – 18.0%
3,157,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,887,771
1,195,273	Chailease Holding Co. Ltd. (Financial Services)	5,597,205
1,276,000	Chroma ATE, Inc. (Technology
	Hardware & Equipment)	16,128,458

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,336,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	$28,851,659
1,820,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	17,033,763
6,003,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	38,477,573
365,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	16,390,981
1,029,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	40,057,116
1,404,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	7,647,257
733,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	10,922,615
9,608,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	301,329,651
424,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	611,725
1,013,723	Yageo Corp. (Technology Hardware & Equipment)	17,241,823

		515,177,597

Thailand – 0.9%
19,849,300	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	16,179,941
22,961,100	True Corp. PCL, NVDR (Telecommunication Services)*	8,361,614

		24,541,555

United Arab Emirates – 0.6%
2,672,127	Abu Dhabi Islamic Bank PJSC (Banks)	9,166,442
10,286,793	Adnoc Gas PLC (Energy)	9,258,803

		18,425,245

United States – 0.6%
763,992	GCC SAB de CV (Materials)	6,248,015
5,069,700	Samsonite International SA (Consumer Durables & Apparel)(a)	11,913,321

		18,161,336

TOTAL COMMON STOCKS (Cost $2,212,058,100)		2,861,533,676

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Rate	Value

Preferred Stock – 0.6%

Brazil – 0.6%
3,096,900	Itau Unibanco Holding SA (Banks)
(Cost $16,738,933)		6.71%	$18,760,650

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,228,797,033)			2,880,294,326

Shares	Dividend Rate

Securities Lending Reinvestment Vehicle – 0.1%(d)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,500,000	4.766%		1,500,000
(Cost $1,500,000)

TOTAL INVESTMENTS – 100.8% (Cost $2,230,297,033)			$2,881,794,326

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(22,892,615)

NET ASSETS – 100.0%			$2,858,901,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	All or a portion of security is on loan.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	27.3%
Financials	22.2
Consumer Discretionary	19.4
Communication Services	8.8
Consumer Staples	5.7
Industrials	4.8
Health Care	4.6
Materials	3.0
Real Estate	2.5
Energy	1.1
Utilities	0.5
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 98.1%

Brazil – 5.8%
13,000	Caixa Seguridade Participacoes SA (Insurance)	$32,382
1,744	Embraer SA ADR (Capital Goods)*	58,459
9,134	Fleury SA (Health Care Equipment & Services)	23,416
92	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	187,421
6,702	NU Holdings Ltd., Class A (Banks)*	101,133
5,100	PRIO SA (Energy)	36,153
13,300	Raia Drogasil SA (Consumer Staples Distribution & Retail)	55,999
14,800	Rumo SA (Transportation)	50,947
7,000	Sao Martinho SA (Food, Beverage & Tobacco)	30,660
14,400	TIM SA (Telecommunication Services)	41,300
16,100	TOTVS SA (Software & Services)	83,105

		700,975

Egypt – 0.3%
19,343	Commercial International Bank - Egypt (CIB), GDR (Banks)	29,904

Greece – 2.9%
3,147	Hellenic Telecommunications Organization SA (Telecommunication Services)	52,001
2,604	JUMBO SA (Consumer Discretionary Distribution & Retail)	69,500
1,346	Metlen Energy & Metals SA (Capital Goods)	47,287
14,085	National Bank of Greece SA (Banks)	110,352
20,129	Piraeus Financial Holdings SA (Banks)	75,843

		354,983

India – 27.8%
1,209	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	86,503
1,342	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	111,801
3,837	Archean Chemical Industries Ltd. (Materials)	29,390
13,190	Axis Bank Ltd. (Banks)	181,193
1,503	Bajaj Finance Ltd. (Financial Services)	122,766
8,713	Bharti Airtel Ltd. (Telecommunication Services)	166,771
6,639	CMS Info Systems Ltd. (Commercial & Professional Services)	42,291

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,024	Coforge Ltd. (Software & Services)	$92,325
1,731	Computer Age Management Services Ltd. (Commercial & Professional Services)	91,199
824	Craftsman Automation Ltd. (Capital Goods)	49,796
6,461	Five-Star Business Finance Ltd. (Financial Services)*	54,519
6,659	Godrej Consumer Products Ltd. (Household & Personal Products)	101,462
3,136	Godrej Properties Ltd. (Real Estate Management & Development)*	106,736
6,243	Gokaldas Exports Ltd. (Consumer Durables & Apparel)*	66,490
16,450	Hindalco Industries Ltd. (Materials)	133,482
3,306	Home First Finance Co. India Ltd. (Financial Services)(a)	46,277
21,285	ICICI Bank Ltd. (Banks)	326,502
765	Info Edge India Ltd. (Media & Entertainment)	67,499
9,205	Infosys Ltd. (Software & Services)	192,059
19,984	Jio Financial Services Ltd. (Financial Services)*	76,435
6,518	Kalyan Jewellers India Ltd. (Consumer Durables & Apparel)	50,841
6,249	Kfin Technologies Ltd. (Financial Services)	74,136
1,973	Navin Fluorine International Ltd. (Materials)	77,922
1,832	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	58,344
5,268	Reliance Industries Ltd. (Energy)	83,298
4,092	SBI Life Insurance Co. Ltd. (Insurance)(a)	78,782
8,289	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	67,425
7,130	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	156,470
5,768	Suven Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	89,735
10,627	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	126,432
986	TeamLease Services Ltd. (Commercial & Professional Services)*	32,681

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,347	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$51,200
95,385	Zomato Ltd. (Consumer Services)*	273,660

		3,366,422

Indonesia – 4.6%
484,100	Bank Central Asia Tbk PT (Banks)	316,153
188,300	Bank Mandiri Persero Tbk PT (Banks)	79,937
561,200	BFI Finance Indonesia Tbk PT (Financial Services)	35,399
1,067,100	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	73,769
1,222,000	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	15,572
1,088,600	Pakuwon Jati Tbk PT (Real Estate Management & Development)	33,154

		553,984

Mexico – 3.6%
26,299	Alsea SAB de CV (Consumer Services)	63,587
83,700	America Movil SAB de CV, Series B (Telecommunication Services)	66,134
6,627	Arca Continental SAB de CV (Food, Beverage & Tobacco)	56,737
33,000	Bolsa Mexicana de Valores SAB de CV (Financial Services)	53,962
11,900	Grupo Financiero Banorte SAB de CV, Class O (Banks)	82,862
17,904	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	59,923
19,200	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	52,794

		435,999

Peru – 1.1%
703	Credicorp Ltd. (Banks)	129,443

Philippines – 1.8%
27,260	BDO Unibank, Inc. (Banks)	71,345
12,220	Jollibee Foods Corp. (Consumer Services)	55,675
481,900	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	90,177

		217,197

Poland – 1.0%
5,808	Allegro.eu SA (Consumer Discretionary Distribution & Retail)*(a)	51,108

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
862	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	$71,432

		122,540

Romania – 0.4%
1,953	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)	51,723

Saudi Arabia – 3.7%
6,865	Al Rajhi Bank (Banks)	160,405
7,973	Alinma Bank (Banks)	59,572
1,811	Co. for Cooperative Insurance (The) (Insurance)	67,550
16,094	Saudi Arabian Oil Co. (Energy)(a)	115,604
4,261	Saudi National Bank (The) (Banks)	37,458

		440,589

Singapore – 0.2%
32,500	Nanofilm Technologies International Ltd. (Materials)	19,915

Slovenia – 0.8%
3,790	Nova Ljubljanska Banka dd, GDR (Banks)	101,828

South Africa – 2.5%
6,905	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	147,398
6,930	JSE Ltd. (Financial Services)	49,276
82,190	Old Mutual Ltd. (Insurance)	56,736
13,264	Woolworths Holdings Ltd. (Consumer Discretionary Distribution & Retail)	48,978

		302,388

South Korea – 12.4%
755	F&F Co. Ltd. (Consumer Durables & Apparel)	34,004
679	Hyundai Motor Co. (Automobiles & Components)	104,587
2,881	I-Scream Media Co. Ltd. (Consumer Services)*	31,378
1,137	JYP Entertainment Corp. (Media & Entertainment)	39,993
2,070	KB Financial Group, Inc. (Banks)	134,692
964	Kia Corp. (Automobiles & Components)	63,748
2,205	LG Electronics, Inc. (Consumer Durables & Apparel)	141,998
239	NCSoft Corp. (Media & Entertainment)	37,521

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
165	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$119,335
2,913	Samsung E&A Co. Ltd. (Capital Goods)*	37,490
12,646	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	536,962
1,694	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	221,768

		1,503,476

Taiwan – 25.2%
12,832	Chailease Holding Co. Ltd. (Financial Services)	60,090
7,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	88,479
13,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	160,561
12,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	112,311
27,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	173,063
2,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	89,814
6,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	233,569
7,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	38,127
4,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	59,605
58,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,818,850
81,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	116,862
5,974	Yageo Corp. (Technology Hardware & Equipment)	101,608

		3,052,939

Thailand – 1.5%
29,400	Airports of Thailand PCL (Transportation)	53,314
101,100	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	82,411
113,400	True Corp. PCL, NVDR (Telecommunication Services)*	41,296

		177,021

Shares	Description		Value

Common Stocks – (continued)

United Arab Emirates – 2.2%
20,265	Abu Dhabi Islamic Bank PJSC
	(Banks)		$69,517
84,928	ADNOC Drilling Co. PJSC
	(Energy)		117,228
57,344	Adnoc Gas PLC (Energy)		51,614
63,523	Emirates Central Cooling
	Systems Corp. (Utilities)		30,265

			268,624

United States – 0.3%
3,952	GCC SAB de CV (Materials)		32,320

TOTAL COMMON STOCKS (Cost $9,622,180)			11,862,270

Shares	Description	Rate	Value

Preferred Stocks – 1.0%

Brazil – 1.0%
13,500	Itau Unibanco Holding SA
	(Banks)	6.71%	81,781
28,560	Marcopolo SA
	(Capital Goods)	5.85	41,796

TOTAL PREFERRED STOCKS (Cost $110,105)			123,577

Shares	Dividend Rate		Value

Investment Company – 0.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
99,638	4.766%		99,638
(Cost $99,638)

TOTAL INVESTMENTS – 99.9% (Cost $9,831,923)			$12,085,485

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			10,670

NET ASSETS – 100.0%			$12,096,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Sector Name	% of Market Value

Information Technology	33.7%
Financials	24.5
Consumer Discretionary	13.0
Consumer Staples	6.1
Health Care	5.2
Communication Services	4.4
Industrials	4.2
Energy	3.3
Materials	2.4
Real Estate	1.7
Investment Company	0.8
Utilities	0.7

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 98.9%

Brazil – 3.9%
214	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	$435,956
13,709	NU Holdings Ltd., Class A (Banks)*	206,869
18,800	Raia Drogasil SA (Consumer Staples Distribution & Retail)	79,156
26,800	Rumo SA (Transportation)	92,255
25,500	TIM SA (Telecommunication Services)	73,136

		887,372

China – 31.4%
55,827	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	682,893
23,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	251,887
9,000	BYD Co. Ltd., Class H (Automobiles & Components)	325,068
99,500	China Merchants Bank Co. Ltd., Class H (Banks)	486,906
34,299	China Yangtze Power Co. Ltd., Class A (Utilities)	132,832
6,260	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	217,087
22,400	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	158,907
4,410	H World Group Ltd. ADR (Consumer Services)	161,803
7,002	KE Holdings, Inc. ADR (Real Estate Management & Development)	153,554
31,500	Meituan, Class B (Consumer Services)*(a)	744,357
20,878	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	209,117
38,500	NARI Technology Co. Ltd., Class A (Capital Goods)	140,562
110,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	166,867
62,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	384,139
4,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	153,484
12,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	186,172
32,000	Tencent Holdings Ltd. (Media & Entertainment)	1,668,548
11,473	Tencent Music Entertainment Group ADR (Media & Entertainment)	127,694
58,000	Weichai Power Co. Ltd., Class H (Capital Goods)	87,642

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
87,400	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	$299,773
129,600	Yunnan Aluminium Co. Ltd., Class A (Materials)	258,255
7,760	ZTO Express Cayman, Inc. ADR (Transportation)	179,334

		7,176,881

Egypt – 0.3%
41,356	Commercial International Bank - Egypt (CIB), GDR (Banks)	63,936

Greece – 2.3%
5,702	JUMBO SA (Consumer Discretionary Distribution & Retail)	152,184
2,454	Metlen Energy & Metals SA (Capital Goods)	86,213
19,967	National Bank of Greece SA (Banks)	156,436
36,608	Piraeus Financial Holdings SA (Banks)	137,933

		532,766

Hong Kong – 0.5%
3,167	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	126,808

India – 20.0%
3,504	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	291,915
24,586	Axis Bank Ltd. (Banks)	337,742
3,281	Bajaj Finance Ltd. (Financial Services)	267,994
6,642	Godrej Properties Ltd. (Real Estate Management & Development)*	226,066
47,959	ICICI Bank Ltd. (Banks)	735,670
2,619	Info Edge India Ltd. (Media & Entertainment)	231,085
19,281	Infosys Ltd. ADR (Software & Services)	403,166
58,597	Jio Financial Services Ltd. (Financial Services)*	224,123
10,628	Kalyan Jewellers India Ltd. (Consumer Durables & Apparel)	82,900
14,440	SBI Life Insurance Co. Ltd. (Insurance)(a)	278,010
19,534	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	158,894
14,539	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	319,062
35,635	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	423,957

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
207,211	Zomato Ltd. (Consumer Services)*	$594,490

		4,575,074

Indonesia – 3.0%
832,000	Bank Central Asia Tbk PT (Banks)	543,358
323,600	Bank Mandiri Persero Tbk PT (Banks)	137,374

		680,732

Mexico – 3.0%
53,900	Alsea SAB de CV (Consumer Services)	130,322
177,200	America Movil SAB de CV, Series B (Telecommunication Services)	140,010
15,699	Arca Continental SAB de CV (Food, Beverage & Tobacco)	134,406
23,700	Banco del Bajio SA (Banks)(a)	52,684
32,980	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	110,381
40,101	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	110,266

		678,069

Peru – 0.7%
922	Credicorp Ltd. (Banks)	169,768

Philippines – 1.5%
38,570	BDO Unibank, Inc. (Banks)	100,945
10,400	Jollibee Foods Corp. (Consumer Services)	47,383
1,062,400	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	198,806

		347,134

Poland – 0.5%
12,889	Allegro.eu SA (Consumer Discretionary Distribution & Retail)*(a)	113,417

Romania – 0.3%
2,621	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)	69,414

Russia – 0.0%
96,162	Detsky Mir PJSC (Consumer Discretionary Distribution & Retail)*(a)(b)	—
16,753	Renaissance Insurance Group JSC (Insurance)*(b)	—

		—

Saudi Arabia – 2.2%
8,038	Al Rajhi Bank (Banks)	187,813

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
15,908	Alinma Bank (Banks)	$118,860
3,641	Co. for Cooperative Insurance (The) (Insurance)	135,808
6,073	Saudi National Bank (The) (Banks)	53,387

		495,868

South Africa – 2.3%
19,079	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	407,271
182,861	Old Mutual Ltd. (Insurance)	126,229

		533,500

South Korea – 9.4%
1,351	Hyundai Motor Co. (Automobiles & Components)	208,095
4,091	KB Financial Group, Inc. (Banks)	266,197
3,861	LG Electronics, Inc. (Consumer Durables & Apparel)	248,641
535	NCSoft Corp. (Media & Entertainment)	83,991
21,541	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	914,652
3,226	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	422,328

		2,143,904

Taiwan – 16.5%
30,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	141,474
12,496	Chailease Holding Co. Ltd. (Financial Services)	58,516
23,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	284,070
14,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	131,029
12,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	467,139
8,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	119,210
78,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,446,040
4,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,771
7,169	Yageo Corp. (Technology Hardware & Equipment)	121,933

		3,775,182

Thailand – 0.8%
178,800	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	145,747

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) October 31, 2024

Shares		Description	Value

Common Stocks – (continued)

Thailand – (continued)
127,500		True Corp. PCL, NVDR (Telecommunication Services)*	$46,431

			192,178

United Arab Emirates – 0.3%
23,224		Abu Dhabi Islamic Bank PJSC (Banks)	79,667

TOTAL COMMON STOCKS (Cost $17,807,783)			22,641,670

Shares	Description	Rate	Value

Preferred Stock – 0.9%

Brazil – 0.9%
32,900		Itau Unibanco Holding SA (Banks)
(Cost $166,136)		6.71%	199,304

Shares		Dividend Rate	Value

Investment Company – 0.4%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
90,986		4.766%	90,986
(Cost $90,986)

TOTAL INVESTMENTS – 100.2% (Cost $18,064,905)			$22,931,960

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(49,058)

NET ASSETS – 100.0%			$22,882,902

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	25.4%
Financials	25.3
Consumer Discretionary	21.0
Communication Services	10.4
Consumer Staples	5.9
Health Care	4.0
Industrials	3.5
Real Estate	2.1
Materials	1.1
Utilities	0.9
Investment Company	0.4

TOTAL INVESTMENTS	100.0%

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 97.3%

Denmark – 1.4%
129,552	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$14,531,202

France – 6.0%
334,397	BNP Paribas SA (Banks)	22,837,329
106,135	Capgemini SE (Software & Services)	18,412,398
205,544	Vinci SA (Capital Goods)	23,025,196

		64,274,923

Germany – 2.7%
913,235	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	28,880,738

Hong Kong – 2.8%
3,843,000	AIA Group Ltd. (Insurance)	30,330,180

Italy – 1.7%
321,164	Moncler SpA (Consumer Durables & Apparel)	17,843,079

Japan – 21.7%
163,100	Hoya Corp. (Health Care Equipment & Services)	21,821,809
473,100	ITOCHU Corp. (Capital Goods)	23,403,231
61,000	Keyence Corp. (Technology Hardware & Equipment)	27,536,235
623,800	Nomura Research Institute Ltd. (Software & Services)	18,659,985
1,453,600	ORIX Corp. (Financial Services)	30,627,180
645,500	Shiseido Co. Ltd. (Household & Personal Products)	13,933,064
1,172,500	Sony Group Corp. (Consumer Durables & Apparel)	20,633,088
1,973,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	41,864,777
1,225,873	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,203,346

		232,682,715

Netherlands – 6.8%
38,206	ASML Holding NV (Semiconductors & Semiconductor Equipment)	25,717,676
1,420,804	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	46,843,505

		72,561,181

Spain – 9.0%
2,205,747	Banco Bilbao Vizcaya Argentaria SA (Banks)	21,957,510
746,153	Cellnex Telecom SA (Telecommunication Services)*(a)	27,403,053

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
3,196,378	Iberdrola SA (Utilities)	$47,480,750

		96,841,313

Sweden – 2.1%
2,338,616	Hexagon AB, Class B (Technology Hardware & Equipment)	21,864,022

Switzerland – 8.2%
127,186	DSM-Firmenich AG (Materials)	15,082,145
32,987	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	20,297,827
88,481	Zurich Insurance Group AG (Insurance)	52,168,859

		87,548,831

Taiwan – 1.9%
108,199	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	20,616,238

United Kingdom – 20.7%
433,584	Ashtead Group PLC (Capital Goods)	32,435,412
281,995	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	40,126,108
788,519	Compass Group PLC (Consumer Services)	25,608,292
3,879,350	DS Smith PLC (Materials)	27,274,388
2,659,584	National Grid PLC (Utilities)	33,394,154
769,694	RELX PLC (Commercial & Professional Services)	35,297,960
5,435,492	Rentokil Initial PLC (Commercial & Professional Services)	27,263,220

		221,399,534

United States – 12.3%
474,795	Experian PLC (Commercial & Professional Services)	23,172,771
166,757	Ferguson Enterprises, Inc. (Capital Goods)	32,807,772
423,176	Nestle SA (Food, Beverage & Tobacco)	39,987,019
138,644	Schneider Electric SE (Capital Goods)	35,915,571

		131,883,133

TOTAL COMMON STOCKS (Cost $922,123,264)		1,041,257,089

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued) October 31, 2024

Shares	Dividend Rate	Value

Investment Company – 2.3%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
25,157,546	4.766%	$25,157,546
(Cost $25,157,546)

TOTAL INVESTMENTS – 99.6% (Cost $947,280,810)		$1,066,414,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,716,790

NET ASSETS – 100.0%		$1,071,131,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Industrials	21.9%
Financials	18.7
Information Technology	15.1
Health Care	12.2
Consumer Staples	9.5
Utilities	7.6
Consumer Discretionary	6.0
Materials	4.0
Communication Services	2.6
Investment Company	2.4

TOTAL INVESTMENTS	100.0%

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 95.3%

Australia – 5.3%
1,032,972	Rio Tinto PLC (Materials)	$66,758,979
2,989,093	Transurban Group (Transportation)	24,910,947

		91,669,926

Denmark – 1.0%
147,393	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	16,532,338

France – 11.1%
334,567	BNP Paribas SA (Banks)	22,848,939
34,872	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	23,215,017
1,200,316	Societe Generale SA (Banks)	34,474,875
1,049,774	TotalEnergies SE (Energy)	65,879,332
392,493	Vinci SA (Capital Goods)	43,967,367

		190,385,530

Germany – 3.3%
1,902,225	Deutsche Telekom AG (Telecommunication Services)	57,510,985

Italy – 2.9%
6,637,328	Enel SpA (Utilities)	50,338,027

Japan – 14.1%
1,000,700	ITOCHU Corp. (Capital Goods)	49,502,458
449,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	7,844,530
2,458,900	ORIX Corp. (Financial Services)	51,808,732
2,934,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	62,260,437
592,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,528,680
197,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	28,989,152
1,456,900	Toyota Motor Corp. (Automobiles & Components)	25,102,964

		242,036,953

Netherlands – 6.0%
2,129,057	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	70,194,406
8,100,818	Koninklijke KPN NV (Telecommunication Services)	31,660,325

		101,854,731

Singapore – 3.6%
1,269,250	DBS Group Holdings Ltd. (Banks)	36,801,658
2,832,900	Singapore Exchange Ltd. (Financial Services)	24,275,108

		61,076,766

Shares	Description	Value

Common Stocks – (continued)

Spain – 5.2%
2,264,262	Banco Bilbao Vizcaya Argentaria SA (Banks)	$22,540,008
4,495,514	Iberdrola SA (Utilities)	66,778,827

		89,318,835

Switzerland – 3.7%
107,319	Zurich Insurance Group AG (Insurance)	63,275,843

Taiwan – 2.3%
1,261,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	39,544,314

United Kingdom – 22.0%
426,949	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	60,752,147
866,010	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	65,816,760
6,524,449	DS Smith PLC (Materials)	45,871,178
7,692,675	HSBC Holdings PLC (Banks)	70,603,587
4,007,351	National Grid PLC (Utilities)	50,316,928
7,519,367	NatWest Group PLC (Banks)	35,628,664
807,499	Unilever PLC (Household & Personal Products)	49,259,107

		378,248,371

United States – 14.8%
169,587	Ferguson Enterprises, Inc. (Capital Goods)	33,364,546
4,489	Ferguson Enterprises, Inc. (Capital Goods)	882,620
87,541	Nestle SA (Food, Beverage & Tobacco)	8,271,981
469,860	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	49,654,743
196,645	Schneider Electric SE (Capital Goods)	50,940,664
1,807,802	Shell PLC (Energy)	60,357,699
397,350	Swiss Re AG (Insurance)	50,736,567

		254,208,820

TOTAL COMMON STOCKS (Cost $1,428,239,440)		1,636,001,439

Shares	Description	Value

Exchange-Traded Fund – 2.9%

United States – 2.9%
625,791	iShares MSCI EAFE ETF
(Cost $51,529,195)		49,575,163

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued) October 31, 2024

Shares	Dividend Rate	Value

Investment Company – 2.2%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
37,356,685	4.766%	$37,356,685
(Cost $37,356,685)

TOTAL INVESTMENTS – 100.4% (Cost $1,517,125,320)		$1,722,933,287

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(7,614,117)

NET ASSETS – 100.0%		$1,715,319,170

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	27.6%
Industrials	11.8
Consumer Staples	11.2
Utilities	9.7
Health Care	8.3
Energy	7.3
Materials	6.6
Communication Services	5.2
Information Technology	4.4
Exchange-Traded Fund	2.9
Consumer Discretionary	2.8
Investment Company	2.2

TOTAL INVESTMENTS	100.0%

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities October 31, 2024

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Assets:

Investments in unaffiliated issuers, at value (cost $28,001,188, $2,228,797,033 and $9,732,285, respectively)(a)	$35,707,881	$2,880,294,326	$11,985,847
Investments in affiliated issuers, at value (cost $–, $– and $99,638, respectively)	—	—	99,638
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	106,400	1,500,000	—
Cash	360,509	—	209,078
Foreign Currency, at value (cost $27,470, $14,815,003 and $98,235, respectively)	27,040	14,797,721	96,002
Receivables:
Investments sold	136,452	23,703,638	—
Dividends	20,339	2,514,955	10,375
Reimbursement from investment adviser	2,456	1,131,142	—
Fund shares sold	493	470,561	—
Securities lending income	55	7,869	—
Foreign tax reclaims	—	322,529	714
Other assets	37,571	159,251	37,025

Total assets	36,399,196	2,924,901,992	12,438,679

Liabilities:

Payables:
Investments purchased	229,815	12,686,727	—
Payable upon return of securities loaned	106,400	1,500,000	—
Fund shares redeemed	13,101	1,364,904	8,000
Distribution and Service fees and Transfer Agency fees	2,286	136,155	266
Due to custodian	—	21,689,390	—
Foreign capital gains taxes	—	27,886,044	165,990
Management fees	—	—	5,290
Accrued expenses	153,001	737,061	162,978

Total liabilities	504,603	66,000,281	342,524

Net Assets:

Paid-in capital	78,820,945	3,246,422,916	10,153,168
Total distributable earnings (loss)	(42,926,352)	(387,521,205)	1,942,987

NET ASSETS	$35,894,593	$2,858,901,711	$12,096,155
Net Assets:
Class A	$8,408,728	$121,953,798	$117,341
Class C	753,574	9,696,855	61,546
Institutional	6,843,498	2,081,733,707	7,240,445
Service	—	19,671,829	—
Investor	210,549	80,605,027	62,680
Class R6	531,070	113,102,019	62,854
Class R	—	—	62,127
Class P	19,147,174	432,138,476	4,489,162
Total Net Assets	$35,894,593	$2,858,901,711	$12,096,155
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	414,153	5,424,633	9,482
Class C	43,158	493,553	5,013
Institutional	310,580	86,008,199	583,157
Service	—	911,522	—
Investor	9,615	3,354,412	5,053
Class R6	24,196	4,652,126	5,062
Class R	—	—	5,031
Class P	871,932	17,770,386	361,850
Net asset value, offering and redemption price per share:(b)
Class A	$20.30	$22.48	$12.38
Class C	17.46	19.65	12.28
Institutional	22.03	24.20	12.42
Service	—	21.58	—
Investor	21.90	24.03	12.40
Class R6	21.95	24.31	12.42
Class R	—	—	12.35
Class P	21.96	24.32	12.41

(a)	Includes loaned securities having a market value of $101,085, $1,380,600 and $– for China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund, respectively.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) October 31, 2024

(b)

Maximum public offering price per share for Class A Shares of the China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund is $21.48, $23.79 and $13.10, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) October 31, 2024

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $17,973,919, $922,123,264 and $1,479,768,635, respectively)	$22,840,974	$1,041,257,089	$1,685,576,602
Investments in affiliated issuers, at value (cost $90,986, $25,157,546 and $37,356,685, respectively)	90,986	25,157,546	37,356,685
Cash	86,246	—	1,134,485
Foreign Currency, at value (cost $122,948, $3,430 and $2,210, respectively)	122,000	1,434	2,061
Receivables:
Investments sold	75,395	—	—
Dividends	19,234	2,408,352	3,398,009
Foreign tax reclaims	2,658	2,199,858	3,182,800
Fund shares sold	1,958	465,256	896,489
Securities lending income	—	10,169	5,207
Reimbursement from investment adviser	—	415,251	614,340
Other assets	45,433	62,745	133,231

Total assets	23,284,884	1,071,977,700	1,732,299,909

Liabilities:

Payables:
Foreign capital gains taxes	210,475	—	—
Investments purchased	54,160	—	16,273,712
Fund shares redeemed	30,500	529,045	447,467
Management fees	4,199	—	—
Distribution and Service fees and Transfer Agency fees	753	34,999	58,591
Due to custodian	—	88,212	—
Accrued expenses	101,895	194,019	200,969

Total liabilities	401,982	846,275	16,980,739

Net Assets:

Paid-in capital	87,257,567	972,655,309	1,513,900,862
Total distributable earnings (loss)	(64,374,665)	98,476,116	201,418,308

NET ASSETS	$22,882,902	$1,071,131,425	$1,715,319,170
Net Assets:
Class A	$1,889,229	$103,205,307	$77,112,070
Class C	85,204	7,533,210	5,429,776
Institutional	15,574,536	643,319,379	1,033,131,322
Service	—	1,253,660	—
Investor	452,347	120,244,111	440,373,061
Class R6	44,254	100,478,955	98,678,131
Class R	189,301	—	1,497,986
Class P	4,648,031	95,096,803	59,096,824
Total Net Assets	$22,882,902	$1,071,131,425	$1,715,319,170
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	182,026	3,689,303	4,524,050
Class C	8,464	295,739	369,536
Institutional	1,497,267	22,339,247	56,905,684
Service	—	42,897	—
Investor	43,527	4,206,418	25,885,249
Class R6	4,247	3,510,152	5,443,644
Class R	18,449	—	87,418
Class P	446,734	3,320,910	3,261,842
Net asset value, offering and redemption price per share:(a)
Class A	$10.38	$27.97	$17.04
Class C	10.07	25.47	14.69
Institutional	10.40	28.80	18.16
Service	—	29.22	—
Investor	10.39	28.59	17.01
Class R6	10.42	28.63	18.13
Class R	10.26	—	17.14
Class P	10.40	28.64	18.12

(a)

Maximum public offering price per share for Class A Shares of the ESG Emerging Markets Equity Fund, International Equity ESG Fund and International Equity Income Fund is $10.98, $29.60 and $18.03, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2024

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $85,540, $7,663,710 and $36,036, respectively)	$981,782	$60,663,748	$231,102

Dividends — affiliated issuers	8,555	368,584	4,299

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	55	58,030	—

Total Investment Income	990,392	61,090,362	235,401

Expenses:

Management fees	384,105	27,279,064	99,642

Professional fees	105,582	137,412	161,991

Registration fees	92,706	226,040	76,568

Custody, accounting and administrative services	79,230	2,199,446	48,453

Printing and mailing costs	39,695	182,399	34,765

Trustee fees	26,614	32,313	18,404

Distribution and/or Service (12b-1) fees(a)	26,162	427,723	974

Transfer Agency fees(a)	22,924	1,281,339	4,323

Service fees — Class C	2,087	29,781	149

Shareholder Administration fees — Service Shares	—	48,712	—

Other	1,128	88,903	28,571

Total expenses	780,233	31,933,132	473,840

Less — expense reductions	(317,379)	(2,972,953)	(355,159)

Net expenses	462,854	28,960,179	118,681

NET INVESTMENT INCOME	527,538	32,130,183	116,720

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(6,410,223)	(42,864,017)	(110,738)

Futures contracts	(173,299)	—	—

Foreign currency transactions	(7,165)	(762,556)	(2,564)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $–, $(23,000,803) and $(150,149), respectively)	10,414,337	597,959,261	2,174,819

Foreign currency translations	479	(69,787)	(2,435)

Net realized and unrealized gain	3,824,129	554,262,901	2,059,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,351,667	$586,393,084	$2,175,802

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
China Equity Fund	$19,901	$6,261	$–	$–	$11,940	$1,252	$2,743	$–	$203	$150	$–	$6,636
Emerging Markets Equity Fund	289,669	89,342	48,712	–	173,801	17,868	780,080	7,794	133,397	35,708	–	132,691
Emerging Markets Equity ex. China Fund	225	448	–	301	135	89	2,710	–	91	18	90	1,190

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations (continued) For the Fiscal Year Ended October 31, 2024

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $66,956, $3,144,633 and $5,136,077, respectively)	$500,855	$28,054,954	$54,640,472

Dividends — affiliated issuers	9,981	927,770	2,187,754

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	91,361	174,857

Total Investment Income	510,836	29,074,085	57,003,083

Expenses:

Management fees	227,994	9,142,306	11,038,712

Professional fees	144,041	184,863	156,216

Custody, accounting and administrative services	109,006	289,085	346,389

Registration fees	96,751	163,683	243,963

Trustee fees	26,581	28,935	29,636

Printing and mailing costs	18,730	119,864	153,559

Transfer Agency fees(a)	11,807	677,747	1,041,184

Distribution and/or Service (12b-1) fees(a)	6,221	343,795	228,008

Service fees — Class C	205	20,424	12,231

Shareholder Administration fees — Service Shares	—	2,550	—

Other	5,585	29,998	44,957

Total expenses	646,921	11,003,250	13,294,855

Less — expense reductions	(389,825)	(1,178,369)	(975,591)

Net expenses	257,096	9,824,881	12,319,264

NET INVESTMENT INCOME	253,740	19,249,204	44,683,819

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(555,251)	1,159,073	3,600,549

Forward foreign currency exchange contracts	—	227,397	12,371

Foreign currency transactions	(6,188)	1,866	(183,384)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(168,055), $– and $–, respectively)	5,573,087	170,945,461	208,953,787

Foreign currency translations	(527)	(21,133)	(73,813)

Net realized and unrealized gain	5,011,121	172,312,664	212,309,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,264,861	$191,561,868	$256,993,329

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
ESG Emerging Markets Equity Fund	$4,666	$614	$–	$941	$2,799	$123	$6,007	$–	$953	$8	$282	$1,635
International Equity ESG Fund	279,974	61,271	2,550	–	167,985	12,254	257,888	408	179,879	30,275	–	29,058
International Equity Income Fund	185,918	36,694	–	5,396	111,551	7,339	340,405	–	541,328	22,063	1,619	16,879

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$527,538	$235,529	$32,130,183	$29,092,374

Net realized loss	(6,590,687)	(13,634,350)	(43,626,573)	(314,742,255)

Net change in unrealized gain	10,414,816	20,759,741	597,889,474	562,564,843

Net increase in net assets resulting from operations	4,351,667	7,360,920	586,393,084	276,914,962

Distributions to shareholders:

From distributable earnings:

Class A Shares	(78,216)	–	(1,171,626)	–

Class C Shares	(838)	–	(54,328)	–

Institutional Shares	(79,737)	(20,976)	(25,625,540)	(4,294,893)

Service Shares	–	–	(170,765)	–

Investor Shares	(1,342)	(623)	(1,299,258)	(148,052)

Class R6 Shares	(6,706)	(2,577)	(1,579,416)	(353,363)

Class P Shares	(366,992)	(118,395)	(6,102,843)	(1,133,494)

Total distributions to shareholders	(533,831)	(142,571)	(36,003,776)	(5,929,802)

From share transactions:

Proceeds from sales of shares	10,537,290	16,754,308	621,504,121	826,358,897

Reinvestment of distributions	524,821	140,777	33,534,121	5,557,410

Cost of shares redeemed	(28,742,050)	(31,065,290)	(947,977,680)	(1,266,732,598)

Net decrease in net assets resulting from share transactions	(17,679,939)	(14,170,205)	(292,939,438)	(434,816,291)

TOTAL INCREASE (DECREASE)	(13,862,103)	(6,951,856)	257,449,870	(163,831,131)

Net Assets:

Beginning of year	$49,756,696	$56,708,552	$2,601,451,841	$2,765,282,972

End of year	$35,894,593	$49,756,696	$2,858,901,711	$2,601,451,841

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Equity ex. China Fund		ESG Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2024	For the Period December 6, 2022* to October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$116,720	$82,884	$253,740	$306,086

Net realized loss	(113,302)	(126,171)	(561,439)	(5,648,221)

Net change in unrealized gain (loss)	2,172,384	(87,518)	5,572,560	8,608,994

Net increase (decrease) in net assets resulting from operations	2,175,802	(130,805)	5,264,861	3,266,859

Distributions to shareholders:

From distributable earnings:

Class A Shares	(396)	(129)	(23,675)	(223)

Class C Shares	–	(129)	(389)	–

Institutional Shares	(56,292)	(11,750)	(236,421)	(66,147)

Investor Shares	(461)	(112)	(8,507)	(3,402)

Class R6 Shares	(532)	(134)	(349)	(190)

Class R Shares	(188)	(129)	(2,902)	–

Class P Shares	(33,781)	(134)	(101,718)	(58,578)

Total distributions to shareholders	(91,650)	(12,517)	(373,961)	(128,540)

From share transactions:

Proceeds from sales of shares	2,319,386	8,459,845	3,409,377	13,006,177

Reinvestment of distributions	91,651	12,516	373,737	128,536

Cost of shares redeemed	(614,963)	(113,110)	(11,102,107)	(18,038,073)

Net increase (decrease) in net assets resulting from share transactions	1,796,074	8,359,251	(7,318,993)	(4,903,360)

TOTAL INCREASE (DECREASE)	3,880,226	8,215,929	(2,428,093)	(1,765,041)

Net Assets:

Beginning of period	$8,215,929	$–	$25,310,995	$27,076,036

End of period	$12,096,155	$8,215,929	$22,882,902	$25,310,995

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	International Equity ESG Fund		International Equity Income Fund

	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$19,249,204	$14,684,797	$44,683,819	$24,679,067

Net realized gain (loss)	1,388,336	(21,040,619)	3,429,536	(7,795,080)

Net change in unrealized gain	170,924,328	38,086,589	208,879,974	36,084,160

Net increase in net assets resulting from operations	191,561,868	31,730,767	256,993,329	52,968,147

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,671,550)	(830,089)	(2,477,947)	(1,433,042)

Class C Shares	(67,969)	–	(157,719)	(73,150)

Institutional Shares	(9,517,753)	(2,890,896)	(29,355,570)	(11,619,052)

Service Shares	(10,514)	(3,920)	–	–

Investor Shares	(1,780,835)	(862,387)	(12,925,592)	(5,086,390)

Class R6 Shares	(1,652,881)	(591,041)	(2,576,510)	(1,062,104)

Class R Shares	–	–	(33,162)	(13,644)

Class P Shares	(1,569,940)	(920,626)	(1,910,659)	(1,175,049)

Total distributions to shareholders	(16,271,442)	(6,098,959)	(49,437,159)	(20,462,431)

From share transactions:

Proceeds from sales of shares	338,348,301	627,717,749	734,224,622	871,606,758

Reinvestment of distributions	12,269,837	5,682,821	49,006,081	20,239,545

Cost of shares redeemed	(393,895,485)	(291,296,213)	(349,973,827)	(206,958,270)

Net increase (decrease) in net assets resulting from share transactions	(43,277,347)	342,104,357	433,256,876	684,888,033

TOTAL INCREASE	132,013,079	367,736,165	640,813,046	717,393,749

Net Assets:

Beginning of year	$939,118,346	$571,382,181	$1,074,506,124	$357,112,375

End of year	$1,071,131,425	$939,118,346	$1,715,319,170	$1,074,506,124

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$18.09	$16.62	$35.80	$36.99	$25.87

Net investment income (loss)(a)	0.21	0.02	(0.15)	(0.15)	(0.07)

Net realized and unrealized gain (loss)	2.16	1.45	(16.89)	0.93	11.35

Total from investment operations	2.37	1.47	(17.04)	0.78	11.28

Distributions to shareholders from net investment income	(0.16)	–	–	–	(0.16)

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.16)	–	(2.14)	(1.97)	(0.16)

Net asset value, end of year	$20.30	$18.09	$16.62	$35.80	$36.99

Total Return(b)	13.30%	8.91%	(50.53)%	1.96%	43.67%

Net assets, end of year (in 000’s)	$8,409	$9,149	$9,664	$22,002	$18,617

Ratio of net expenses to average net assets	1.46%	1.48%	1.47%	1.45%	1.47%

Ratio of total expenses to average net assets	2.30%	1.92%	1.81%	1.77%	2.11%

Ratio of net investment income (loss) to average net assets	1.15%	0.11%	(0.55)%	(0.38)%	(0.24)%

Portfolio turnover rate(c)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.55	$14.39	$31.53	$33.03	$23.14

Net investment income (loss)(a)	0.06	(0.12)	(0.36)	(0.40)	(0.26)

Net realized and unrealized gain (loss)	1.87	1.28	(14.64)	0.87	10.15

Total from investment operations	1.93	1.16	(15.00)	0.47	9.89

Distributions to shareholders from net investment income	(0.02)	–	–	–	–

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.02)	–	(2.14)	(1.97)	–

Net asset value, end of year	$17.46	$15.55	$14.39	$31.53	$33.03

Total Return(b)	12.40%	8.06%	(50.89)%	1.22%	42.60%

Net assets, end of year (in 000’s)	$754	$831	$1,042	$1,737	$973

Ratio of net expenses to average net assets	2.21%	2.23%	2.22%	2.20%	2.21%

Ratio of total expenses to average net assets	3.06%	2.68%	2.56%	2.54%	2.85%

Ratio of net investment income (loss) to average net assets	0.40%	(0.67)%	(1.56)%	(1.17)%	(0.98)%

Portfolio turnover rate(c)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.63	$18.01	$38.50	$39.52	$27.63

Net investment income(a)	0.29	0.10	0.01	0.03	0.05

Net realized and unrealized gain (loss)	2.34	1.57	(18.36)	0.92	12.09

Total from investment operations	2.63	1.67	(18.35)	0.95	12.14

Distributions to shareholders from net investment income	(0.23)	(0.05)	–	–	(0.25)

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.23)	(0.05)	(2.14)	(1.97)	(0.25)

Net asset value, end of year	$22.03	$19.63	$18.01	$38.50	$39.52

Total Return(b)	13.68%	9.24%	(50.35)%	2.28%	44.13%

Net assets, end of year (in 000’s)	$6,843	$6,778	$8,320	$23,762	$10,824

Ratio of net expenses to average net assets	1.11%	1.16%	1.15%	1.15%	1.15%

Ratio of total expenses to average net assets	1.95%	1.56%	1.44%	1.40%	1.74%

Ratio of net investment income to average net assets	1.50%	0.46%	0.03%	0.07%	0.17%

Portfolio turnover rate(c)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.47	$17.87	$38.24	$39.28	$27.46

Net investment income (loss)(a)	0.18	0.08	(0.06)	(0.01)	0.01

Net realized and unrealized gain (loss)	2.43	1.56	(18.17)	0.94	12.03

Total from investment operations	2.61	1.64	(18.23)	0.93	12.04

Distributions to shareholders from net investment income	(0.18)	(0.04)	–	–	(0.22)

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.18)	(0.04)	(2.14)	(1.97)	(0.22)

Net asset value, end of year	$21.90	$19.47	$17.87	$38.24	$39.28

Total Return(b)	13.60%	9.19%	(50.40)%	2.22%	44.01%

Net assets, end of year (in 000’s)	$211	$262	$298	$636	$762

Ratio of net expenses to average net assets	1.21%	1.23%	1.22%	1.20%	1.22%

Ratio of total expenses to average net assets	2.03%	1.68%	1.56%	1.49%	1.86%

Ratio of net investment income (loss) to average net assets	0.94%	0.37%	(0.20)%	(0.02)%	0.04%

Portfolio turnover rate(c)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.56	$17.95	$38.37	$39.39	$27.54

Net investment income (loss)(a)	0.29	0.11	(0.05)	0.03	(0.02)

Net realized and unrealized gain (loss)	2.33	1.56	(18.23)	0.92	12.13

Total from investment operations	2.62	1.67	(18.28)	0.95	12.11

Distributions to shareholders from net investment income	(0.23)	(0.06)	–	–	(0.26)

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.23)	(0.06)	(2.14)	(1.97)	(0.26)

Net asset value, end of year	$21.95	$19.56	$17.95	$38.37	$39.39

Total Return(b)	13.63%	9.32%	(50.37)%	2.29%	44.15%

Net assets, end of year (in 000’s)	$531	$659	$734	$1,389	$631

Ratio of net expenses to average net assets	1.10%	1.15%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	1.93%	1.55%	1.43%	1.38%	1.71%

Ratio of net investment income (loss) to average net assets	1.48%	0.51%	(0.18)%	0.08%	(0.07)%

Portfolio turnover rate(c)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.57	$17.95	$38.39	$39.40	$27.55

Net investment income (loss)(a)	0.28	0.10	(0.02)	– (b)	0.01

Net realized and unrealized gain (loss)	2.34	1.58	(18.28)	0.96	12.10

Total from investment operations	2.62	1.68	(18.30)	0.96	12.11

Distributions to shareholders from net investment income	(0.23)	(0.06)	–	–	(0.26)

Distributions to shareholders from net realized gains	–	–	(2.14)	(1.97)	–

Total distributions	(0.23)	(0.06)	(2.14)	(1.97)	(0.26)

Net asset value, end of year	$21.96	$19.57	$17.95	$38.39	$39.40

Total Return(c)	13.63%	9.31%	(50.35)%	2.26%	44.17%

Net assets, end of year (in 000’s)	$19,147	$32,077	$36,651	$90,250	$56,345

Ratio of net expenses to average net assets	1.11%	1.15%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	1.92%	1.55%	1.43%	1.39%	1.71%

Ratio of net investment income (loss) to average net assets	1.45%	0.46%	(0.07)%	0.01%	0.04%

Portfolio turnover rate(d)	70%	73%	37%	46%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$18.37	$16.80	$28.53	$23.76	$20.35

Net investment income (loss)(a)	0.19	0.13	0.08	(0.02)	0.11

Net realized and unrealized gain (loss)	4.13	1.44	(11.63)	4.81	3.49

Total from investment operations	4.32	1.57	(11.55)	4.79	3.60

Distributions to shareholders from net investment income	(0.21)	–	(0.18)	(0.02)	(0.19)

Net asset value, end of year	$22.48	$18.37	$16.80	$28.53	$23.76

Total Return(b)	23.66%	9.35%	(40.71)%	20.11%	17.77%

Net assets, end of year (in 000’s)	$121,954	$104,938	$165,155	$265,040	$247,765

Ratio of net expenses to average net assets	1.33%	1.33%	1.31%	1.34%	1.49%

Ratio of total expenses to average net assets	1.50%	1.48%	1.47%	1.48%	1.54%

Ratio of net investment income (loss) to average net assets	0.92%	0.66%	0.37%	(0.08)%	0.51%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.06	$14.80	$25.23	$21.16	$18.12

Net investment income (loss)(a)	0.02	(0.01)	(0.07)	(0.21)	(0.06)

Net realized and unrealized gain (loss)	3.64	1.27	(10.28)	4.28	3.12

Total from investment operations	3.66	1.26	(10.35)	4.07	3.06

Distributions to shareholders from net investment income	(0.07)	–	(0.08)	–	(0.02)

Net asset value, end of year	$19.65	$16.06	$14.80	$25.23	$21.16

Total Return(b)	22.76%	8.51%	(41.14)%	19.23%	16.85%

Net assets, end of year (in 000’s)	$9,697	$14,191	$18,128	$36,367	$23,425

Ratio of net expenses to average net assets	2.08%	2.08%	2.06%	2.09%	2.24%

Ratio of total expenses to average net assets	2.24%	2.23%	2.22%	2.23%	2.29%

Ratio of net investment income (loss) to average net assets	0.11%	(0.07)%	(0.36)%	(0.81)%	(0.34)%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.77	$18.07	$30.67	$25.54	$21.85

Net investment income(a)	0.27	0.21	0.17	0.07	0.21

Net realized and unrealized gain (loss)	4.45	1.53	(12.49)	5.15	3.73

Total from investment operations	4.72	1.74	(12.32)	5.22	3.94

Distributions to shareholders from net investment income	(0.29)	(0.04)	(0.28)	(0.09)	(0.25)

Net asset value, end of year	$24.20	$19.77	$18.07	$30.67	$25.54

Total Return(b)	24.09%	9.65%	(40.52)%	20.51%	18.11%

Net assets, end of year (in 000’s)	$2,081,734	$1,804,776	$1,798,319	$2,699,332	$1,479,859

Ratio of net expenses to average net assets	1.03%	1.03%	1.00%	1.03%	1.16%

Ratio of total expenses to average net assets	1.14%	1.12%	1.10%	1.11%	1.17%

Ratio of net investment income to average net assets	1.19%	1.00%	0.70%	0.24%	0.93%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Service Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.64	$16.17	$27.54	$22.97	$19.68

Net investment income (loss)(a)	0.14	0.09	0.04	(0.07)	0.07

Net realized and unrealized gain (loss)	3.98	1.38	(11.20)	4.64	3.38

Total from investment operations	4.12	1.47	(11.16)	4.57	3.45

Distributions to shareholders from net investment income	(0.18)	–	(0.21)	–	(0.16)

Net asset value, end of year	$21.58	$17.64	$16.17	$27.54	$22.97

Total Return(b)	23.43%	9.09%	(40.80)%	19.90%	17.55%

Net assets, end of year (in 000’s)	$19,672	$17,321	$19,903	$32,940	$26,329

Ratio of net expenses to average net assets	1.53%	1.53%	1.50%	1.53%	1.65%

Ratio of total expenses to average net assets	1.64%	1.62%	1.60%	1.61%	1.67%

Ratio of net investment income (loss) to average net assets	0.72%	0.49%	0.19%	(0.26)%	0.35%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.62	$17.92	$30.43	$25.33	$21.66

Net investment income(a)	0.24	0.19	0.17	0.06	0.16

Net realized and unrealized gain (loss)	4.44	1.53	(12.42)	5.11	3.73

Total from investment operations	4.68	1.72	(12.25)	5.17	3.89

Distributions to shareholders from net investment income	(0.27)	(0.02)	(0.26)	(0.07)	(0.22)

Net asset value, end of year	$24.03	$19.62	$17.92	$30.43	$25.33

Total Return(b)	24.02%	9.60%	(40.56)%	20.43%	18.02%

Net assets, end of year (in 000’s)	$80,605	$107,702	$140,457	$295,910	$147,386

Ratio of net expenses to average net assets	1.08%	1.08%	1.06%	1.08%	1.24%

Ratio of total expenses to average net assets	1.24%	1.23%	1.22%	1.23%	1.29%

Ratio of net investment income to average net assets	1.09%	0.93%	0.69%	0.20%	0.70%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.86	$18.15	$30.81	$25.65	$21.94

Net investment income(a)	0.28	0.21	0.14	0.07	0.16

Net realized and unrealized gain (loss)	4.46	1.55	(12.52)	5.19	3.80

Total from investment operations	4.74	1.76	(12.38)	5.26	3.96

Distributions to shareholders from net investment income	(0.29)	(0.05)	(0.28)	(0.10)	(0.25)

Net asset value, end of year	$24.31	$19.86	$18.15	$30.81	$25.65

Total Return(b)	24.10%	9.64%	(40.51)%	20.51%	18.13%

Net assets, end of year (in 000’s)	$113,102	$112,783	$132,040	$141,786	$53,424

Ratio of net expenses to average net assets	1.02%	1.02%	0.99%	1.02%	1.15%

Ratio of total expenses to average net assets	1.13%	1.11%	1.09%	1.10%	1.16%

Ratio of net investment income to average net assets	1.23%	1.00%	0.59%	0.22%	0.71%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.86	$18.15	$30.81	$25.65	$21.94

Net investment income(a)	0.27	0.21	0.18	0.08	0.19

Net realized and unrealized gain (loss)	4.48	1.55	(12.56)	5.18	3.77

Total from investment operations	4.75	1.76	(12.38)	5.26	3.96

Distributions to shareholders from net investment income	(0.29)	(0.05)	(0.28)	(0.10)	(0.25)

Net asset value, end of year	$24.32	$19.86	$18.15	$30.81	$25.65

Total Return(b)	24.10%	9.67%	(40.51)%	20.50%	18.14%

Net assets, end of year (in 000’s)	$432,138	$439,740	$491,281	$963,360	$471,690

Ratio of net expenses to average net assets	1.02%	1.02%	0.99%	1.01%	1.15%

Ratio of total expenses to average net assets	1.13%	1.11%	1.09%	1.10%	1.15%

Ratio of net investment income to average net assets	1.20%	1.00%	0.72%	0.27%	0.86%

Portfolio turnover rate(c)	36%	32%	51%	52%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class A Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$9.99	$10.00

Net investment income(b)	0.08	0.10

Net realized and unrealized gain (loss)	2.38	(0.08)

Total from investment operations	2.46	0.02

Distributions to shareholders from net investment income	(0.07)	(0.03)

Net asset value, end of period	$12.38	$9.99

Total Return(c)	24.59%	0.17%

Net assets, end of period (in 000’s)	$117	$58

Ratio of net expenses to average net assets	1.42%	1.41%(d)

Ratio of total expenses to average net assets	4.61%	10.78%(d)

Ratio of net investment income to average net assets	0.69%	1.03%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class C Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$9.93	$10.00

Net investment income (loss)(b)	(0.01)	0.02

Net realized and unrealized gain (loss)	2.36	(0.06)

Total from investment operations	2.35	(0.04)

Distributions to shareholders from net investment income	–	(0.03)

Net asset value, end of period	$12.28	$9.93

Total Return(c)	23.69%	(0.54)%

Net assets, end of period (in 000’s)	$62	$50

Ratio of net expenses to average net assets	2.16%	2.21%(d)

Ratio of total expenses to average net assets	5.44%	11.66%(d)

Ratio of net investment income (loss) to average net assets	(0.04)%	0.25%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Institutional Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.03	$10.00

Net investment income(b)	0.13	0.13

Net realized and unrealized gain (loss)	2.37	(0.07)

Total from investment operations	2.50	0.06

Distributions to shareholders from net investment income	(0.11)	(0.03)

Net asset value, end of period	$12.42	$10.03

Total Return(c)	25.04%	0.46%

Net assets, end of period (in 000’s)	$7,240	$5,056

Ratio of net expenses to average net assets	1.06%	1.05%(d)

Ratio of total expenses to average net assets	4.27%	10.46%(d)

Ratio of net investment income to average net assets	1.07%	1.41%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Investor Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.01	$10.00

Net investment income(b)	0.11	0.12

Net realized and unrealized gain (loss)	2.37	(0.09)

Total from investment operations	2.48	0.03

Distributions to shareholders from net investment income	(0.09)	(0.02)

Net asset value, end of period	$12.40	$10.01

Total Return(c)	24.91%	0.33%

Net assets, end of period (in 000’s)	$63	$50

Ratio of net expenses to average net assets	1.16%	1.17%(d)

Ratio of total expenses to average net assets	4.44%	10.62%(d)

Ratio of net investment income to average net assets	0.96%	1.29%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R6 Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.03	$10.00

Net investment income(b)	0.13	0.13

Net realized and unrealized gain (loss)	2.37	(0.07)

Total from investment operations	2.50	0.06

Distributions to shareholders from net investment income	(0.11)	(0.03)

Net asset value, end of period	$12.42	$10.03

Total Return(c)	25.04%	0.48%

Net assets, end of period (in 000’s)	$63	$50

Ratio of net expenses to average net assets	1.05%	1.04%(d)

Ratio of total expenses to average net assets	4.32%	10.49%(d)

Ratio of net investment income to average net assets	1.07%	1.42%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$9.97	$10.00

Net investment income(b)	0.05	0.07

Net realized and unrealized gain (loss)	2.37	(0.07)

Total from investment operations	2.42	–(c)

Distributions to shareholders from net investment income	(0.04)	(0.03)

Net asset value, end of period	$12.35	$9.97

Total Return(d)	24.29%	(0.03)%

Net assets, end of period (in 000’s)	$62	$50

Ratio of net expenses to average net assets	1.67%	1.67%(e)

Ratio of total expenses to average net assets	4.94%	11.12%(e)

Ratio of net investment income to average net assets	0.46%	0.79%(e)

Portfolio turnover rate(f)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class P Shares

	For the Fiscal Year Ended October 31, 2024	Period Ended October 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.02	$10.00

Net investment income(b)	0.13	0.11

Net realized and unrealized gain (loss)	2.37	(0.06)

Total from investment operations	2.50	0.05

Distributions to shareholders from net investment income	(0.11)	(0.03)

Net asset value, end of period	$12.41	$10.02

Total Return(c)	24.95%	0.48%

Net assets, end of period (in 000’s)	$4,489	$2,902

Ratio of net expenses to average net assets	1.05%	1.04%(d)

Ratio of total expenses to average net assets	4.25%	9.69%(d)

Ratio of net investment income to average net assets	1.06%	1.20%(d)

Portfolio turnover rate(e)	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.45	$7.84	$14.02	$11.73	$9.95

Net investment income (loss)(a)	0.08	0.06	0.04	(0.02)	–(b)

Net realized and unrealized gain (loss)	1.97	0.55	(5.28)	2.31	1.84

Total from investment operations	2.05	0.61	(5.24)	2.29	1.84

Distributions to shareholders from net investment income	(0.12)	– (b)	(0.04)	–	(0.06)

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.12)	– (b)	(0.94)	–	(0.06)

Net asset value, end of year	$10.38	$8.45	$7.84	$14.02	$11.73

Total Return(c)	24.47%	7.79%	(39.89)%	19.52%	18.46%

Net assets, end of year (in 000’s)	$1,889	$1,841	$1,979	$4,072	$92

Ratio of net expenses to average net assets	1.38%	1.41%	1.44%	1.47%	1.49%

Ratio of total expenses to average net assets	3.10%	3.04%	2.89%	3.64%	6.33%

Ratio of net investment income (loss) to average net assets	0.83%	0.62%	0.39%	(0.17)%	0.02%

Portfolio turnover rate(d)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.19	$7.66	$13.77	$11.61	$9.87

Net investment income (loss)(a)	0.01	(0.01)	(0.07)	(0.14)	(0.09)

Net realized and unrealized gain (loss)	1.91	0.54	(5.14)	2.30	1.83

Total from investment operations	1.92	0.53	(5.21)	2.16	1.74

Distributions to shareholders from net investment income	(0.04)	–	–	–	–

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.04)	–	(0.90)	–	–

Net asset value, end of year	$10.07	$8.19	$7.66	$13.77	$11.61

Total Return(b)	23.45%	6.92%	(40.29)%	18.60%	17.58%

Net assets, end of year (in 000’s)	$85	$74	$117	$137	$58

Ratio of net expenses to average net assets	2.13%	2.16%	2.19%	2.20%	2.24%

Ratio of total expenses to average net assets	3.85%	3.80%	3.65%	3.64%	6.94%

Ratio of net investment income (loss) to average net assets	0.09%	(0.07)%	(0.64)%	(0.96)%	(0.84)%

Portfolio turnover rate(c)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.48	$7.87	$14.06	$11.77	$9.98

Net investment income(a)	0.11	0.08	0.09	0.01	0.03

Net realized and unrealized gain (loss)	1.96	0.57	(5.31)	2.32	1.85

Total from investment operations	2.07	0.65	(5.22)	2.33	1.88

Distributions to shareholders from net investment income	(0.15)	(0.04)	(0.07)	(0.04)	(0.09)

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.15)	(0.04)	(0.97)	(0.04)	(0.09)

Net asset value, end of year	$10.40	$8.48	$7.87	$14.06	$11.77

Total Return(b)	24.72%	8.20%	(39.66)%	19.81%	18.91%

Net assets, end of year (in 000’s)	$15,575	$16,404	$10,245	$5,008	$8,631

Ratio of net expenses to average net assets	1.07%	1.08%	1.10%	1.14%	1.14%

Ratio of total expenses to average net assets	2.75%	2.65%	2.27%	3.16%	5.83%

Ratio of net investment income to average net assets	1.12%	0.90%	0.86%	0.06%	0.26%

Portfolio turnover rate(c)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.47	$7.87	$14.06	$11.76	$9.97

Net investment income(a)	0.12	0.08	0.06	0.01	0.02

Net realized and unrealized gain (loss)	1.94	0.55	(5.28)	2.32	1.85

Total from investment operations	2.06	0.63	(5.22)	2.33	1.87

Distributions to shareholders from net investment income	(0.14)	(0.03)	(0.07)	(0.03)	(0.08)

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.14)	(0.03)	(0.97)	(0.03)	(0.08)

Net asset value, end of year	$10.39	$8.47	$7.87	$14.06	$11.76

Total Return(b)	24.66%	8.00%	(39.70)%	19.82%	18.79%

Net assets, end of year (in 000’s)	$452	$503	$829	$1,088	$59

Ratio of net expenses to average net assets	1.13%	1.16%	1.19%	1.22%	1.24%

Ratio of total expenses to average net assets	2.84%	2.75%	2.64%	3.33%	5.94%

Ratio of net investment income to average net assets	1.24%	0.93%	0.61%	0.08%	0.15%

Portfolio turnover rate(c)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.49	$7.87	$14.07	$11.77	$9.98

Net investment income(a)	0.10	0.09	0.11	0.02	0.03

Net realized and unrealized gain (loss)	1.98	0.56	(5.33)	2.32	1.85

Total from investment operations	2.08	0.65	(5.22)	2.34	1.88

Distributions to shareholders from net investment income	(0.15)	(0.03)	(0.08)	(0.04)	(0.09)

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.15)	(0.03)	(0.98)	(0.04)	(0.09)

Net asset value, end of year	$10.42	$8.49	$7.87	$14.07	$11.77

Total Return(b)	24.68%	8.19%	(39.69)%	19.90%	18.92%

Net assets, end of year (in 000’s)	$44	$19	$57	$17	$65

Ratio of net expenses to average net assets	1.06%	1.08%	1.09%	1.13%	1.13%

Ratio of total expenses to average net assets	2.77%	3.00%	2.05%	3.00%	5.84%

Ratio of net investment income to average net assets	1.05%	0.97%	1.09%	0.13%	0.26%

Portfolio turnover rate(c)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.37	$7.78	$13.92	$11.68	$9.94

Net investment income (loss)(a)	0.05	0.04	0.02	(0.07)	(0.03)

Net realized and unrealized gain (loss)	1.94	0.55	(5.25)	2.31	1.83

Total from investment operations	1.99	0.59	(5.23)	2.24	1.80

Distributions to shareholders from net investment income	(0.10)	–	(0.01)	–	(0.06)

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.10)	–	(0.91)	–	(0.06)

Net asset value, end of year	$10.26	$8.37	$7.78	$13.92	$11.68

Total Return(b)	24.02%	7.58%	(40.03)%	19.18%	18.11%

Net assets, end of year (in 000’s)	$189	$214	$199	$267	$255

Ratio of net expenses to average net assets	1.63%	1.65%	1.69%	1.72%	1.74%

Ratio of total expenses to average net assets	3.35%	3.29%	3.10%	4.12%	6.53%

Ratio of net investment income (loss) to average net assets	0.53%	0.39%	0.15%	(0.47)%	(0.34)%

Portfolio turnover rate(c)	34%	54%	65%	116%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ESG Emerging Markets Equity Fund

	Class P Shares

	Year Ended October 31,				Period Ended October 31, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.48	$7.87	$14.07	$11.77	$10.87

Net investment income(b)	0.11	0.09	0.08	0.02	0.03

Net realized and unrealized gain (loss)	1.96	0.56	(5.30)	2.32	0.87

Total from investment operations	2.07	0.65	(5.22)	2.34	0.90

Distributions to shareholders from net investment income	(0.15)	(0.04)	(0.08)	(0.04)	–

Distributions to shareholders from net realized gains	–	–	(0.90)	–	–

Total distributions	(0.15)	(0.04)	(0.98)	(0.04)	–

Net asset value, end of period	$10.40	$8.48	$7.87	$14.07	$11.77

Total Return(c)	24.71%	8.20%	(39.69)%	19.92%	8.28%

Net assets, end of period (in 000’s)	$4,648	$6,256	$13,651	$20,156	$86

Ratio of net expenses to average net assets	1.06%	1.08%	1.10%	1.13%	1.08%(d)

Ratio of total expenses to average net assets	2.72%	2.73%	2.46%	3.46%	6.51%(d)

Ratio of net investment income to average net assets	1.10%	1.02%	0.73%	0.17%	0.30%(d)

Portfolio turnover rate(e)	34%	54%	65%	116%	28%

(a)	Commenced operations on January 21, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class A Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$23.61	$21.44		$30.27	$21.01	$20.67

Net investment income(a)	0.40	0.42	(b)	0.29	0.23	0.04

Net realized and unrealized gain (loss)	4.33	1.94		(7.31)	9.03	0.66

Total from investment operations	4.73	2.36		(7.02)	9.26	0.70

Distributions to shareholders from net investment income	(0.37)	(0.19)		(0.33)	– (c)	(0.36)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.37)	(0.19)		(1.81)	–	(0.36)

Net asset value, end of year	$27.97	$23.61		$21.44	$30.27	$21.01

Total Return(d)	20.14%	11.02%		(24.50)%	44.15%	3.30%

Net assets, end of year (in 000’s)	$103,205	$108,276		$87,228	$62,250	$33,927

Ratio of net expenses to average net assets	1.17%	1.18%		1.18%	1.18%	1.20%

Ratio of total expenses to average net assets	1.32%	1.35%		1.36%	1.47%	1.69%

Ratio of net investment income to average net assets	1.46%	1.66	%(b)	1.19%	0.82%	0.21%

Portfolio turnover rate(e)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class C Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$21.54	$19.54		$27.80	$19.44	$19.16

Net investment income (loss)(a)	0.19	0.20	(b)	0.12	– (c)	(0.10)

Net realized and unrealized gain (loss)	3.93	1.80		(6.72)	8.36	0.60

Total from investment operations	4.12	2.00		(6.60)	8.36	0.50

Distributions to shareholders from net investment income	(0.19)	–		(0.18)	–	(0.22)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.19)	–		(1.66)	–	(0.22)

Net asset value, end of year	$25.47	$21.54		$19.54	$27.80	$19.44

Total Return(d)	19.20%	10.24%		(25.08)%	43.08%	2.53%

Net assets, end of year (in 000’s)	$7,533	$7,639		$7,481	$8,953	$9,369

Ratio of net expenses to average net assets	1.92%	1.93%		1.93%	1.93%	1.95%

Ratio of total expenses to average net assets	2.07%	2.10%		2.11%	2.23%	2.44%

Ratio of net investment income (loss) to average net assets	0.75%	0.86	%(b)	0.52%	(0.01)%	(0.54)%

Portfolio turnover rate(e)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.30	$22.03		$31.04	$21.53	$21.17

Net investment income(a)	0.52	0.50	(b)	0.44	0.35	0.15

Net realized and unrealized gain (loss)	4.43	2.01		(7.57)	9.23	0.63

Total from investment operations	4.95	2.51		(7.13)	9.58	0.78

Distributions to shareholders from net investment income	(0.45)	(0.24)		(0.40)	(0.07)	(0.42)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.45)	(0.24)		(1.88)	(0.07)	(0.42)

Net asset value, end of year	$28.80	$24.30		$22.03	$31.04	$21.53

Total Return(c)	20.50%	11.43%		(24.27)%	44.62%	3.62%

Net assets, end of year (in 000’s)	$643,319	$530,652		$256,615	$111,615	$23,137

Ratio of net expenses to average net assets	0.86%	0.86%		0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.96%	0.98%		0.98%	1.09%	1.33%

Ratio of net investment income to average net assets	1.84%	1.91	%(b)	1.77%	1.20%	0.72%

Portfolio turnover rate(d)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Service Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.65	$22.38		$31.63	$22.00	$21.63

Net investment income(a)	0.37	0.40	(b)	0.32	0.17	0.01

Net realized and unrealized gain (loss)	4.51	2.02		(7.71)	9.46	0.70

Total from investment operations	4.88	2.42		(7.39)	9.63	0.71

Distributions to shareholders from net investment income	(0.31)	(0.15)		(0.38)	–	(0.34)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.31)	(0.15)		(1.86)	–	(0.34)

Net asset value, end of year	$29.22	$24.65		$22.38	$31.63	$22.00

Total Return(c)	19.91%	10.83%		(24.64)%	43.90%	3.16%

Net assets, end of year (in 000’s)	$1,254	$893		$575	$260	$4

Ratio of net expenses to average net assets	1.36%	1.36%		1.36%	1.36%	1.34%

Ratio of total expenses to average net assets	1.46%	1.48%		1.48%	1.58%	1.79%

Ratio of net investment income to average net assets	1.28%	1.52	%(b)	1.27%	0.57%	0.07%

Portfolio turnover rate(d)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Investor Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.12	$21.88		$30.85	$21.41	$21.06

Net investment income(a)	0.49	0.50	(b)	0.46	0.34	0.09

Net realized and unrealized gain (loss)	4.41	1.97		(7.55)	9.17	0.68

Total from investment operations	4.90	2.47		(7.09)	9.51	0.77

Distributions to shareholders from net investment income	(0.43)	(0.23)		(0.40)	(0.07)	(0.42)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.43)	(0.23)		(1.88)	(0.07)	(0.42)

Net asset value, end of year	$28.59	$24.12		$21.88	$30.85	$21.41

Total Return(c)	20.44%	11.31%		(24.30)%	44.52%	3.56%

Net assets, end of year (in 000’s)	$120,244	$109,162		$78,730	$31,735	$1,298

Ratio of net expenses to average net assets	0.92%	0.93%		0.93%	0.93%	0.95%

Ratio of total expenses to average net assets	1.07%	1.10%		1.10%	1.20%	1.44%

Ratio of net investment income to average net assets	1.74%	1.93	%(b)	1.86%	1.15%	0.44%

Portfolio turnover rate(d)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.15	$21.90		$30.87	$21.41	$21.06

Net investment income(a)	0.50	0.51	(b)	0.44	0.36	0.14

Net realized and unrealized gain (loss)	4.43	1.99		(7.53)	9.17	0.64

Total from investment operations	4.93	2.50		(7.09)	9.53	0.78

Distributions to shareholders from net investment income	(0.45)	(0.25)		(0.40)	(0.07)	(0.43)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.45)	(0.25)		(1.88)	(0.07)	(0.43)

Net asset value, end of year	$28.63	$24.15		$21.90	$30.87	$21.41

Total Return(c)	20.55%	11.42%		(24.27)%	44.65%	3.63%

Net assets, end of year (in 000’s)	$100,479	$86,937		$50,922	$15,095	$1,981

Ratio of net expenses to average net assets	0.85%	0.85%		0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.95%	0.97%		0.97%	1.08%	1.32%

Ratio of net investment income to average net assets	1.80%	1.96	%(b)	1.81%	1.23%	0.69%

Portfolio turnover rate(d)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class P Shares

	Year Ended October 31,

	2024	2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.16	$21.91		$30.87	$21.42	$21.05

Net investment income(a)	0.50	0.50	(b)	0.39	0.33	0.11

Net realized and unrealized gain (loss)	4.43	1.99		(7.47)	9.19	0.69

Total from investment operations	4.93	2.49		(7.08)	9.52	0.80

Distributions to shareholders from net investment income	(0.45)	(0.24)		(0.40)	(0.07)	(0.43)

Distributions to shareholders from net realized gains	–	–		(1.48)	–	–

Total distributions	(0.45)	(0.24)		(1.88)	(0.07)	(0.43)

Net asset value, end of year	$28.64	$24.16		$21.91	$30.87	$21.42

Total Return(c)	20.54%	11.39%		(24.25)%	44.64%	3.67%

Net assets, end of year (in 000’s)	$95,097	$95,559		$89,831	$132,657	$64,838

Ratio of net expenses to average net assets	0.85%	0.85%		0.85%	0.85%	0.86%

Ratio of total expenses to average net assets	0.95%	0.97%		0.98%	1.09%	1.30%

Ratio of net investment income to average net assets	1.80%	1.93	%(b)	1.52%	1.16%	0.55%

Portfolio turnover rate(d)	43%	23%		35%	39%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.42	$12.47	$15.13	$11.54	$13.50

Net investment income(a)	0.45	0.43	0.39	0.39	0.23

Net realized and unrealized gain (loss)	2.73	1.87	(2.64)	3.53	(1.69)

Total from investment operations	3.18	2.30	(2.25)	3.92	(1.46)

Distributions to shareholders from net investment income	(0.56)	(0.34)	(0.41)	(0.33)	(0.50)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.56)	(0.35)	(0.41)	(0.33)	(0.50)

Net asset value, end of year	$17.04	$14.42	$12.47	$15.13	$11.54

Total Return(b)	22.32%	18.38%	(15.16)%	34.07%	(11.23)%

Net assets, end of year (in 000’s)	$77,112	$68,183	$32,121	$20,086	$13,669

Ratio of net expenses to average net assets	1.16%	1.19%	1.19%	1.20%	1.23%

Ratio of total expenses to average net assets	1.25%	1.29%	1.42%	1.69%	1.92%

Ratio of net investment income to average net assets	2.75%	2.86%	2.80%	2.71%	1.87%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.51	$10.87	$13.24	$10.14	$11.89

Net investment income(a)	0.30	0.26	0.24	0.25	0.13

Net realized and unrealized gain (loss)	2.35	1.66	(2.30)	3.09	(1.50)

Total from investment operations	2.65	1.92	(2.06)	3.34	(1.37)

Distributions to shareholders from net investment income	(0.47)	(0.27)	(0.31)	(0.24)	(0.38)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.47)	(0.28)	(0.31)	(0.24)	(0.38)

Net asset value, end of year	$14.69	$12.51	$10.87	$13.24	$10.14

Total Return(b)	21.33%	17.52%	(15.76)%	33.02%	(11.88)%

Net assets, end of year (in 000’s)	$5,430	$3,899	$1,653	$2,149	$1,514

Ratio of net expenses to average net assets	1.91%	1.94%	1.94%	1.95%	1.97%

Ratio of total expenses to average net assets	2.00%	2.04%	2.19%	2.44%	2.67%

Ratio of net investment income to average net assets	2.08%	2.04%	1.92%	1.92%	1.19%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.32	$13.22	$16.01	$12.20	$14.26

Net investment income(a)	0.57	0.50	0.41	0.47	0.31

Net realized and unrealized gain (loss)	2.88	1.99	(2.75)	3.71	(1.80)

Total from investment operations	3.45	2.49	(2.34)	4.18	(1.49)

Distributions to shareholders from net investment income	(0.61)	(0.38)	(0.45)	(0.37)	(0.57)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.61)	(0.39)	(0.45)	(0.37)	(0.57)

Net asset value, end of year	$18.16	$15.32	$13.22	$16.01	$12.20

Total Return(b)	22.75%	18.80%	(14.87)%	34.45%	(10.86)%

Net assets, end of year (in 000’s)	$1,033,131	$615,042	$207,340	$24,118	$10,051

Ratio of net expenses to average net assets	0.82%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.88%	0.92%	1.03%	1.30%	1.55%

Ratio of net investment income to average net assets	3.20%	3.17%	2.87%	3.05%	2.36%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.39	$12.44	$15.09	$11.52	$13.51

Net investment income(a)	0.51	0.46	0.40	0.42	0.29

Net realized and unrealized gain (loss)	2.71	1.88	(2.61)	3.51	(1.72)

Total from investment operations	3.22	2.34	(2.21)	3.93	(1.43)

Distributions to shareholders from net investment income	(0.60)	(0.38)	(0.44)	(0.36)	(0.56)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.60)	(0.39)	(0.44)	(0.36)	(0.56)

Net asset value, end of year	$17.01	$14.39	$12.44	$15.09	$11.52

Total Return(b)	22.60%	18.70%	(14.91)%	34.25%	(10.99)%

Net assets, end of year (in 000’s)	$440,373	$285,524	$60,051	$20,450	$8,958

Ratio of net expenses to average net assets	0.91%	0.94%	0.94%	0.95%	0.98%

Ratio of total expenses to average net assets	0.99%	1.04%	1.16%	1.43%	1.71%

Ratio of net investment income to average net assets	3.06%	3.07%	2.95%	2.92%	2.39%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.30	$13.20	$15.99	$12.18	$14.25

Net investment income(a)	0.55	0.51	0.42	0.47	0.28

Net realized and unrealized gain (loss)	2.89	1.99	(2.76)	3.72	(1.78)

Total from investment operations	3.44	2.50	(2.34)	4.19	(1.50)

Distributions to shareholders from net investment income	(0.61)	(0.39)	(0.45)	(0.38)	(0.57)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.61)	(0.40)	(0.45)	(0.38)	(0.57)

Net asset value, end of year	$18.13	$15.30	$13.20	$15.99	$12.18

Total Return(b)	22.72%	18.83%	(14.89)%	34.52%	(10.93)%

Net assets, end of year (in 000’s)	$98,678	$51,429	$22,020	$6,050	$2,304

Ratio of net expenses to average net assets	0.81%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.87%	0.92%	1.03%	1.29%	1.59%

Ratio of net investment income to average net assets	3.12%	3.23%	2.90%	3.03%	2.22%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.50	$12.53	$15.19	$11.60	$13.55

Net investment income(a)	0.42	0.36	0.34	0.41	0.24

Net realized and unrealized gain (loss)	2.74	1.92	(2.64)	3.48	(1.74)

Total from investment operations	3.16	2.28	(2.30)	3.89	(1.50)

Distributions to shareholders from net investment income	(0.52)	(0.30)	(0.36)	(0.30)	(0.45)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.52)	(0.31)	(0.36)	(0.30)	(0.45)

Net asset value, end of year	$17.14	$14.50	$12.53	$15.19	$11.60

Total Return(b)	22.01%	18.14%	(15.36)%	33.62%	(11.44)%

Net assets, end of year (in 000’s)	$1,498	$832	$514	$620	$173

Ratio of net expenses to average net assets	1.40%	1.44%	1.44%	1.44%	1.48%

Ratio of total expenses to average net assets	1.49%	1.54%	1.69%	1.91%	2.19%

Ratio of net investment income to average net assets	2.52%	2.42%	2.39%	2.79%	1.96%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.29	$13.20	$15.98	$12.17	$14.23

Net investment income(a)	0.56	0.50	0.44	0.47	0.30

Net realized and unrealized gain (loss)	2.88	1.98	(2.77)	3.72	(1.79)

Total from investment operations	3.44	2.48	(2.33)	4.19	(1.49)

Distributions to shareholders from net investment income	(0.61)	(0.38)	(0.45)	(0.38)	(0.57)

Distributions to shareholders from net realized gains	–	(0.01)	–	–	–

Total distributions	(0.61)	(0.39)	(0.45)	(0.38)	(0.57)

Net asset value, end of year	$18.12	$15.29	$13.20	$15.98	$12.17

Total Return(b)	22.74%	18.84%	(14.90)%	34.55%	(10.89)%

Net assets, end of year (in 000’s)	$59,097	$49,599	$33,413	$28,616	$20,799

Ratio of net expenses to average net assets	0.82%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.88%	0.92%	1.06%	1.32%	1.51%

Ratio of net investment income to average net assets	3.17%	3.21%	2.95%	3.05%	2.33%

Portfolio turnover rate(c)	41%	18%	12%	28%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements October 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs China Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Emerging Markets Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Non-Diversified

Goldman Sachs Emerging Markets Equity ex. China Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs ESG Emerging Markets Equity Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs International Equity ESG Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs International Equity Income Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly

70

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

China Equity Fund	Annually	Annually

Emerging Markets Equity Fund	Annually	Annually

Emerging Markets Equity ex. China Fund	Annually	Annually

ESG Emerging Markets Equity Fund	Annually	Annually

International Equity ESG Fund	Annually	Annually

International Equity Income Fund	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

71

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Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

72

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2024:

China Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,082,656	$31,625,225	$—

Securities Lending Reinvestment Vehicle	106,400	—	—

Total	$4,189,056	$31,625,225	$—

73

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$35,802,242	$22,082,602	$—

Asia	187,341,217	2,277,505,890	—

Europe	14,243,274	97,116,206	—

North America	83,670,888	11,913,321	—

South America	131,858,036	18,760,650	—

Securities Lending Reinvestment Vehicle	1,500,000	—	—

Total	$454,415,657	$2,427,378,669	$—

Emerging Markets Equity ex. China Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$245,652	$86,640	$—

Asia	722,435	8,877,732	—

Europe	71,432	559,642	—

North America	468,319	—	—

South America	830,418	123,577	—

Investment Company	99,638	—	—

Total	$2,437,894	$9,647,591	$—

ESG Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$407,271	$190,165	$—

Asia	1,940,315	17,653,113	—

Europe	—	715,597	—

North America	678,069	—	—

South America	1,057,140	199,304	—

Investment Company	90,986	—	—

Total	$4,173,781	$18,758,179	$—

International Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$20,616,238	$263,012,895	$—

Europe	46,843,505	578,901,318	—

North America	32,807,772	99,075,361	—

Investment Company	25,157,546	—	—

Total	$125,425,061	$940,989,574	$—

74

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$342,658,033	$—

Europe	167,671,491	779,793,169	—

North America	33,364,546	220,844,274	—

Oceania	—	91,669,926	—

Exchange-Traded Fund	49,575,163	—	—

Investment Company	37,356,685	—	—

Total	$287,967,885	$1,434,965,402	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

China Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(173,299)	$—

International Equity ESG Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	227,397	–

International Equity Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	12,371	–

75

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended October 31, 2024, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts

China Equity Fund	26	–

International Equity ESG Fund	—	23,607,522

International Equity Income Fund	—	3,947,415

(a)

Amounts disclosed represent average number of futures contracts, and notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

China Equity Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%

Emerging Markets Equity Fund	1.02	1.02	0.92	0.87	0.85	0.99	0.90 (1)

Emerging Markets Equity ex. China Fund	0.90	0.90	0.81	0.77	0.75	0.90	0.90

ESG Emerging Markets Equity Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.91 (2)

International Equity ESG Fund	0.85	0.77	0.73	0.71	0.70	0.84	0.82 (3)

International Equity Income Fund	0.80	0.72	0.68	0.67	0.66	0.78	0.78

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(2)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of average daily net assets of the Fund. This waiver will be effective through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(3)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.82% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended October 31, 2024, GSAM waived $265, $11,165, $137, $307, $29,398 and $67,590 of the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds’ management fees, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

China Equity Fund	$75	$—

Emerging Markets Equity Fund	2,776	—

International Equity ESG Fund	1,770	207

International Equity Income Fund	9,608	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

77

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended October 31, 2024, the transfer agency fee waivers were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%(a)	0.06%	0.01%(b)	0.05%	0.05%	0.03%

*	These arrangements will remain in effect through at least February 28, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
(a)	Prior to February 28, 2024, the waiver was 0.04%.
(b)	Prior to February 28, 2024, the waiver was 0.00%.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds are 0.054%, 0.104%, 0.124%, 0.124%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2025 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to February 28, 2024, the Other Expense limitation was 0.114% for China Equity. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

China Equity Fund	$265	$1,236	$315,878	$317,379

Emerging Markets Equity Fund	2,560,710	130,027	282,216	2,972,953

Emerging Markets Equity ex. China Fund	137	22	355,000	355,159

ESG Emerging Markets Equity Fund	16,593	1,386	371,846	389,825

International Equity ESG Fund	285,245	120,040	773,084	1,178,369

International Equity Income Fund	67,590	132,367	775,634	975,591

G. Line of Credit Facility — As of October 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2024, Goldman Sachs earned $303 and $3 in brokerage commissions from portfolio transactions, on behalf of the Emerging Markets Equity and ESG Emerging Markets Equity, respectively.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the fiscal year ended October 31, 2024:

China Equity Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$72,364	$9,713,273	$(9,785,637)	$–	–	$8,555

Emerging Markets Equity Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	422,043,441	(422,043,441)	–	–	368,584

Emerging Markets Equity ex. China Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	29,365	2,233,646	(2,163,373)	99,638	99,638	4,299

ESG Emerging Markets Equity Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	359,954	6,941,107	(7,210,075)	90,986	90,986	9,981

International Equity ESG Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	15,842,119	397,205,765	(387,890,338)	25,157,546	25,157,546	927,770

International Equity Income Fund
Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	15,186,704	668,101,693	(645,931,712)	37,356,685	37,356,685	2,187,754

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of October 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Class R	Class R6	Institutional	Investor

Emerging Markets Equity ex. China Fund	53%	100%	100%	100%	82%	100%

ESG Emerging Markets Equity Fund	–	10	–	19	–	–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended October 31, 2024, were as follows:

Fund	Purchases	Sales

China Equity Fund	$26,711,259	$43,774,502

Emerging Markets Equity Fund	996,004,659	1,286,036,747

Emerging Markets Equity ex. China Fund	4,380,762	2,991,515

ESG Emerging Markets Equity Fund	7,774,753	15,110,521

International Equity ESG Fund	457,080,592	512,304,493

International Equity Income Fund	982,791,106	566,571,362

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

7. SECURITIES LENDING (continued)

from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the fiscal year ended October 31, 2024 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended October 31, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2024

China Equity Fund	$6	$—	$—

Emerging Markets Equity Fund	6,439	7,136	—

International Equity ESG Fund	10,151	2,047	—

International Equity Income Fund	19,428	1,508	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended October 31, 2024.

Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024

China Equity Fund	$—	$134,520	$(28,120)	$106,400

Emerging Markets Equity Fund	7,590,000	53,950,048	(60,040,048)	1,500,000

International Equity ESG Fund	—	170,520,814	(170,520,814)	—

International Equity Income Fund	—	293,130,735	(293,130,735)	—

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Distributions paid from:

Ordinary Income	$533,831	$36,003,776	$91,650

Total taxable distributions	$533,831	$36,003,776	$91,650

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Notes to Financial Statements (continued) October 31, 2024

8. TAX INFORMATION (continued)

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Distributions paid from:

Ordinary Income	$373,961	$16,271,442	$49,437,159

Total taxable distributions	$373,961	$16,271,442	$49,437,159

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Distributions paid from:

Ordinary Income	$142,571	$5,929,802	$12,517

Total taxable distributions	$142,571	$5,929,802	$12,517

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Distributions paid from:

Ordinary Income	$128,540	$6,098,959	$20,462,431

Total taxable distributions	$128,540	$6,098,959	$20,462,431

As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund*	International Equity Income Fund*

Undistributed ordinary income — net	$520,357	$28,085,498	$114,993	$191,893	$24,589,763	$8,881,147

Capital loss carryforwards:

Perpetual Short-Term	(18,652,267)	(479,028,994)	(7,082)	(35,277,437)	(8,557,460)	(806,215)

Perpetual Long-Term	(29,290,732)	(503,906,104)	(189,776)	(33,151,795)	(20,449,574)	—

Total capital loss carryforwards	(47,942,999)	(982,935,098)	(196,858)	(68,429,232)	(29,007,034)	(806,215)

Unrealized gains (losses) — net	4,496,290	567,328,395	2,024,852	3,862,674	102,893,387	193,343,376

Total accumulated earnings (losses) — net	$(42,926,352)	$(387,521,205)	$1,942,987	$(64,374,665)	$98,476,116	$201,418,308

*	The International Equity ESG Fund, and International Equity Income Fund utilized $989,031, and $4,836,616 of capital losses in the current fiscal year, respectively.

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8. TAX INFORMATION (continued)

As of October 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Tax Cost	$31,317,543	$2,286,288,157	$9,891,937

Gross unrealized gain	5,195,391	740,206,187	2,620,777

Gross unrealized loss	(699,101)	(172,877,792)	(595,925)

Net unrealized gain (loss)	$4,496,290	$567,328,395	$2,024,852

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Tax Cost	$18,859,044	$963,441,614	$1,529,466,546

Gross unrealized gain	4,846,836	165,896,868	223,584,588

Gross unrealized loss	(984,162)	(63,003,481)	(30,241,212)

Net unrealized gain (loss)	$3,862,674	$102,893,387	$193,343,376

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds generally will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies).

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund

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Notes to Financial Statements (continued) October 31, 2024

9. OTHER RISKS (continued)

invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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9. OTHER RISKS (continued)

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	354,499	$6,374,263	522,132	$11,471,241

Reinvestment of distributions	4,480	76,127	—	—

Shares redeemed	(450,477)	(8,007,859)	(598,072)	(13,094,268)

	(91,498)	(1,557,469)	(75,940)	(1,623,027)

Class C Shares

Shares sold	34,543	525,035	11,389	203,717

Reinvestment of distributions	57	838	—	—

Shares redeemed	(44,891)	(696,594)	(30,345)	(515,271)

	(10,291)	(170,721)	(18,956)	(311,554)

Institutional Shares

Shares sold	163,812	3,127,664	103,103	2,374,978

Reinvestment of distributions	4,205	77,290	884	20,319

Shares redeemed	(202,702)	(4,084,508)	(220,681)	(4,918,187)

	(34,685)	(879,554)	(116,694)	(2,522,890)

Investor Shares

Shares sold	5,423	115,268	3,861	91,757

Reinvestment of distributions	73	1,342	27	623

Shares redeemed	(9,350)	(175,389)	(7,101)	(151,354)

	(3,854)	(58,779)	(3,213)	(58,974)

Class R6 Shares

Shares sold	12,476	279,299	8,701	195,854

Reinvestment of distributions	366	6,706	113	2,578

Shares redeemed	(22,349)	(447,245)	(16,014)	(347,809)

	(9,507)	(161,240)	(7,200)	(149,377)

Class P Shares

Shares sold	5,331	115,761	118,908	2,416,761

Reinvestment of distributions	19,788	362,518	5,118	117,257

Shares redeemed	(792,625)	(15,330,455)	(526,005)	(12,038,401)

	(767,506)	(14,852,176)	(401,979)	(9,504,383)

NET DECREASE IN SHARES	(917,341)	$(17,679,939)	(623,982)	$(14,170,205)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,620,328	$33,473,289	2,218,109	$43,698,783

Reinvestment of distributions	56,617	1,093,268	—	—

Shares redeemed	(1,965,514)	(40,532,588)	(6,335,950)	(120,458,719)

	(288,569)	(5,966,031)	(4,117,841)	(76,759,936)

Class C Shares

Shares sold	52,829	919,284	79,616	1,376,192

Reinvestment of distributions	2,972	50,502	—	—

Shares redeemed	(445,878)	(8,009,447)	(421,037)	(7,164,658)

	(390,077)	(7,039,661)	(341,421)	(5,788,466)

Institutional Shares

Shares sold	21,219,030	477,092,890	26,437,597	554,154,884

Reinvestment of distributions	1,122,121	23,272,793	193,789	3,928,108

Shares redeemed	(27,615,919)	(611,547,042)	(34,887,257)	(726,294,309)

	(5,274,768)	(111,181,359)	(8,255,871)	(168,211,317)

Service Shares

Shares sold	116,633	2,328,879	108,541	2,041,057

Reinvestment of distributions	9,126	169,483	—	—

Shares redeemed	(196,107)	(4,018,539)	(357,862)	(6,786,729)

	(70,348)	(1,520,177)	(249,321)	(4,745,672)

Investor Shares

Shares sold	1,576,175	34,697,238	2,138,571	44,825,723

Reinvestment of distributions	62,500	1,287,501	7,304	147,033

Shares redeemed	(3,772,364)	(82,074,389)	(4,495,027)	(92,863,166)

	(2,133,689)	(46,089,650)	(2,349,152)	(47,890,410)

Class R6 Shares

Shares sold	1,084,640	24,428,749	2,647,769	56,176,690

Reinvestment of distributions	74,890	1,559,956	17,157	349,131

Shares redeemed	(2,187,229)	(49,655,280)	(4,260,913)	(88,077,469)

	(1,027,699)	(23,666,575)	(1,595,987)	(31,551,648)

Class P Shares

Shares sold	2,239,233	48,563,792	5,959,069	124,085,568

Reinvestment of distributions	292,736	6,100,618	55,655	1,133,138

Shares redeemed	(6,900,199)	(152,140,395)	(10,944,800)	(225,087,548)

	(4,368,230)	(97,475,985)	(4,930,076)	(99,868,842)

NET DECREASE IN SHARES	(13,553,380)	$(292,939,438)	(21,839,669)	$(434,816,291)

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Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity ex. China Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,055	$62,209	6,781	$69,250

Reinvestment of distributions	36	396	13	129

Shares redeemed	(1,384)	(16,723)	(1,019)	(11,000)

	3,707	45,882	5,775	58,379

Class C Shares

Shares sold	—	—	5,000	50,000

Reinvestment of distributions	—	—	13	129

Shares redeemed	—	—	—	—

	—	—	5,013	50,129

Institutional Shares

Shares sold	79,626	906,654	503,103	5,043,855

Reinvestment of distributions	5,081	56,292	1,211	11,750

Shares redeemed	(5,864)	(70,561)	—	—

	78,843	892,385	504,314	5,055,605

Investor Shares

Shares sold	—	—	5,000	50,000

Reinvestment of distributions	41	462	12	112

Shares redeemed	—	—	—	—

	41	462	5,012	50,112

Class R6 Shares

Shares sold	—	—	5,000	50,000

Reinvestment of distributions	48	532	14	133

Shares redeemed	—	—	—	—

	48	532	5,014	50,133

Class R Shares

Shares sold	—	—	5,000	50,000

Reinvestment of distributions	18	188	13	129

Shares redeemed	—	—	—	—

	18	188	5,013	50,129

Class P Shares

Shares sold	113,698	1,350,523	299,259	3,146,740

Reinvestment of distributions	3,051	33,781	14	134

Shares redeemed	(44,602)	(527,679)	(9,570)	(102,110)

	72,147	856,625	289,703	3,044,764

NET INCREASE IN SHARES	154,804	$1,796,074	819,844	$8,359,251

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	ESG Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	3,563	$33,825	3,872	$34,558

Reinvestment of distributions	2,670	23,462	25	222

Shares redeemed	(41,953)	(390,660)	(38,471)	(347,514)

	(35,720)	(333,373)	(34,574)	(312,734)

Class C Shares

Shares sold	—	—	148	1,248

Reinvestment of distributions	45	389	—	—

Shares redeemed	(559)	(5,284)	(6,441)	(58,844)

	(514)	(4,895)	(6,293)	(57,596)

Institutional Shares

Shares sold	251,983	2,404,119	1,243,398	10,600,148

Reinvestment of distributions	26,925	236,409	7,551	66,144

Shares redeemed	(716,836)	(6,596,573)	(617,221)	(5,437,178)

	(437,928)	(3,956,045)	633,728	5,229,114

Investor Shares

Shares sold	31,861	290,616	24,183	212,037

Reinvestment of distributions	969	8,507	388	3,402

Shares redeemed	(48,743)	(485,070)	(70,491)	(658,695)

	(15,913)	(185,947)	(45,920)	(443,256)

Class R6 Shares

Shares sold	3,209	31,767	1,547	14,102

Reinvestment of distributions	40	350	22	189

Shares redeemed	(1,297)	(11,760)	(6,474)	(57,807)

	1,952	20,357	(4,905)	(43,516)

Class R Shares

Shares sold	6,592	61,480	6,434	56,526

Reinvestment of distributions	333	2,902	—	—

Shares redeemed	(14,005)	(128,502)	(6,430)	(58,794)

	(7,080)	(64,120)	4	(2,268)

Class P Shares

Shares sold	66,067	587,570	226,923	2,087,558

Reinvestment of distributions	11,572	101,718	6,687	58,579

Shares redeemed	(368,741)	(3,484,258)	(1,229,915)	(11,419,241)

	(291,102)	(2,794,970)	(996,305)	(9,273,104)

NET DECREASE IN SHARES	(786,305)	$(7,318,993)	(454,265)	$(4,903,360)

89

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity ESG Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	495,169	$13,385,188	1,520,008	$37,886,745

Reinvestment of distributions	47,226	1,226,923	26,816	627,502

Shares redeemed	(1,438,379)	(39,015,402)	(1,030,328)	(25,899,474)

	(895,984)	(24,403,291)	516,496	12,614,773

Class C Shares

Shares sold	27,289	683,927	75,202	1,755,235

Reinvestment of distributions	2,614	62,231	—	—

Shares redeemed	(88,902)	(2,218,879)	(103,344)	(2,384,435)

	(58,999)	(1,472,721)	(28,142)	(629,200)

Institutional Shares

Shares sold	8,891,626	245,292,145	15,925,342	422,982,651

Reinvestment of distributions	229,772	6,128,037	112,666	2,705,106

Shares redeemed	(8,621,651)	(240,322,603)	(5,845,609)	(149,458,170)

	499,747	11,097,579	10,192,399	276,229,587

Service Shares

Shares sold	13,222	396,885	22,136	574,768

Reinvestment of distributions	374	10,169	154	3,753

Shares redeemed	(6,918)	(194,816)	(11,785)	(314,573)

	6,678	212,238	10,505	263,948

Investor Shares

Shares sold	1,474,940	40,842,238	3,527,560	91,064,905

Reinvestment of distributions	67,228	1,780,835	36,154	862,275

Shares redeemed	(1,861,759)	(51,429,116)	(2,636,677)	(68,563,752)

	(319,591)	(8,806,043)	927,037	23,363,428

Class R6 Shares

Shares sold	1,202,175	33,326,211	2,172,795	56,434,224

Reinvestment of distributions	56,269	1,491,701	23,609	563,559

Shares redeemed	(1,347,725)	(37,732,142)	(921,763)	(23,560,158)

	(89,281)	(2,914,230)	1,274,641	33,437,625

Class P Shares

Shares sold	161,333	4,421,707	648,259	17,019,221

Reinvestment of distributions	59,198	1,569,941	38,568	920,626

Shares redeemed	(854,929)	(22,982,527)	(832,326)	(21,115,651)

	(634,398)	(16,990,879)	(145,499)	(3,175,804)

NET INCREASE (DECREASE) IN SHARES	(1,491,828)	$(43,277,347)	12,747,437	$342,104,357

90

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,443,354	$23,663,097	3,075,301	$46,164,191

Reinvestment of distributions	147,267	2,388,535	94,779	1,409,114

Shares redeemed	(1,795,173)	(28,998,956)	(1,018,054)	(15,262,818)

	(204,552)	(2,947,324)	2,152,026	32,310,487

Class C Shares

Shares sold	130,178	1,892,847	183,122	2,391,125

Reinvestment of distributions	10,645	150,086	5,619	73,161

Shares redeemed	(83,001)	(1,206,865)	(29,083)	(374,861)

	57,822	836,068	159,658	2,089,425

Institutional Shares

Shares sold	24,005,530	422,249,334	30,764,963	486,910,614

Reinvestment of distributions	1,676,829	29,021,536	724,273	11,420,083

Shares redeemed	(8,913,342)	(155,853,812)	(7,033,646)	(110,702,242)

	16,769,017	295,417,058	24,455,590	387,628,455

Investor Shares

Shares sold	13,844,214	226,719,775	18,931,206	282,880,284

Reinvestment of distributions	797,641	12,925,592	341,949	5,086,390

Shares redeemed	(8,593,633)	(137,620,093)	(4,262,870)	(62,834,181)

	6,048,222	102,025,274	15,010,285	225,132,493

Class R6 Shares

Shares sold	3,038,657	53,796,066	2,334,027	36,819,574

Reinvestment of distributions	149,061	2,576,510	67,543	1,062,104

Shares redeemed	(1,105,243)	(19,360,109)	(708,322)	(11,162,120)

	2,082,475	37,012,467	1,693,248	26,719,558

Class R Shares

Shares sold	34,591	587,573	21,868	332,020

Reinvestment of distributions	2,018	33,162	913	13,644

Shares redeemed	(6,541)	(102,651)	(6,440)	(95,644)

	30,068	518,084	16,341	250,020

Class P Shares

Shares sold	300,779	5,315,930	1,048,719	16,108,950

Reinvestment of distributions	111,070	1,910,660	75,170	1,175,049

Shares redeemed	(393,395)	(6,831,341)	(412,744)	(6,526,404)

	18,454	395,249	711,145	10,757,595

NET INCREASE IN SHARES	24,801,506	$433,256,876	44,198,293	$684,888,033

91

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund	For the year ended October 31, 2024	For the two years ended October 31, 2024	For each of the periods indicated therein
Goldman Sachs Emerging Markets Equity ex. China Fund	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period December 6, 2022 (commencement of operations) through October 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Equity Income Fund, and Goldman Sachs Emerging Markets Equity ex. China Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Equity ex. China Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Emerging Markets Equity ex. China Fund, which commenced operations on December 6, 2022); and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

93

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)

information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund (with the exception of the Emerging Markets Equity ex. China Fund, which commenced operations on December 6, 2022) to the Investment Adviser and its affiliates;

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

94

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Equity ex. China Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered that the International Equity ESG Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods, and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2024. They also noted that in February 2018, the Fund had been repositioned from the Goldman Sachs Focused International Equity Fund, which involved changes to the Fund’s investment strategy. The Trustees considered that the International Equity Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2024. They also noted that in February 2018 the International Equity Income Fund had been repositioned from the Goldman Sachs Strategic International Equity Fund, which involved changes to the Fund’s investment objective and investment strategy. The Trustees observed that the China Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, in the third quartile for the one-year period, and in the fourth quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that in November 2019, the Fund had been repositioned from the Goldman Sachs Asia Equity Fund, which involved changes to the Fund’s principal investment strategy and benchmark index. The Trustees observed that the Emerging Markets Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2024. They noted that the ESG Emerging Markets Equity Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the five-year period and in the fourth quartile for the one- and three-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2024. The Trustees observed that the Emerging Markets Equity ex. China Fund’s Institutional Shares had placed in top half of the Fund’s peer group for the one-year period, and had underperformed the Fund’s benchmark index for the one-year period ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Emerging Markets Equity ex. China Fund and ESG Emerging Markets Equity Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Funds’ next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies

95

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

First $1 billion	1.00%	1.02%	0.90%	0.98%	0.85%	0.80%

Next $1 billion	0.90	1.02	0.90	0.98	0.77	0.72

Next $3 billion	0.86	0.92	0.81	0.88	0.73	0.68

Next $3 billion	0.84	0.87	0.77	0.84	0.71	0.67

Over $8 billion	0.82	0.85	0.75	0.82	0.70	0.66

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the ESG Emerging Markets Equity Fund, Emerging Markets Equity Fund, and International Equity ESG Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Funds’ Class A, Class C, Investor and Class R Shares, as applicable (with the exception of the China Equity Fund). Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Emerging Markets Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of

96

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

97

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Goldman Sachs Trust – Fundamental Equity International Funds - Tax Information (Unaudited)

From distributions paid during the year ended October 31, 2024, the total amount of income received by the China Equity, Emerging Markets Equity, Emerging Markets Equity Ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds from sources within foreign countries and possessions of the United States was $0.2555, $0.3434, $0.1178, $0.1956, $0.3345, and $0.3269 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the China Equity, Emerging Markets Equity, Emerging Markets Equity Ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds was 99.34%, 93.90%, 97.55%, 97.27%, 70.51% and 79.78%. The total amount of taxes paid by the China Equity, Emerging Markets Equity, Emerging Markets Equity Ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds to such countries was $0.0365, 0.0936, $0.0253, $0.0349, $0.0217 and $0.0317 per share.

For the year ended October 31, 2024, 100%, 91.23%, 100%, 97.00%, 88.71% and 92.16% of the dividends paid from net investment company taxable income by the China Equity, Emerging Markets Equity, Emerging Markets Equity Ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds, respectively qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2024, 0.22% and 0.91% of the dividends paid from net investment company taxable income by the International Equity ESG and International Equity Income Funds qualify for the dividends received deduction available to corporations.

98

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Goldman Sachs Funds Annual Financial Statements October 31, 2024 Goldman Sachs International Equity Insights Funds Goldman Sachs Emerging Markets Equity Insights Fund Goldman Sachs International Equity Insights Fund Goldman Sachs International Small Cap Insights Fund

Goldman Sachs International Equity Insights Funds

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 95.6%

Brazil – 3.0%
607,900	Allos SA (Real Estate Management & Development)	$2,326,065
79,000	Alupar Investimento SA (Utilities)	400,951
45,200	Banco Bradesco SA (Banks)	99,612
408,800	Banco BTG Pactual SA (Financial Services)	2,299,672
1,033,900	BB Seguridade Participacoes SA (Insurance)	6,129,107
308,300	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Utilities)	4,898,887
834,700	Cia de Saneamento de Minas Gerais Copasa MG (Utilities)	3,328,173
174,900	Cury Construtora e Incorporadora SA (Consumer Durables & Apparel)	739,427
1,543,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	5,804,955
247,650	Embraer SA ADR (Capital Goods)*	8,301,228
843,400	Energisa SA (Utilities)	6,295,336
4,111,700	Lojas Renner SA (Consumer Discretionary Distribution & Retail)	13,208,025
74,600	Telefonica Brasil SA ADR (Telecommunication Services)	679,606
557,700	Transmissora Alianca de Energia Eletrica SA (Utilities)	3,378,480
198,900	Ultrapar Participacoes SA (Energy)	718,750
459,200	Vale SA ADR (Materials)	4,913,440

		63,521,714

Chile – 1.0%
99,416,710	Banco de Chile (Banks)	11,581,485
69,924	Banco de Credito e Inversiones SA (Banks)	2,050,984
63,434,371	Cia Sud Americana de Vapores SA (Transportation)	3,424,355
7,868,391	Colbun SA (Utilities)	973,912
21,643,711	Enel Americas SA (Utilities)	2,027,227
195,497	Falabella SA (Consumer Discretionary Distribution & Retail)*	701,733

		20,759,696

China – 27.8%
1,085,000	3SBio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	813,839
2,468,000	Agricultural Bank of China Ltd., Class H (Banks)	1,212,644
21,000	Airtac International Group (Capital Goods)	581,279

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,307,700	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	$64,925,459
304,000	Aluminum Corp. of China Ltd., Class H (Materials)	193,694
1,722,000	Bank of China Ltd., Class H (Banks)	817,313
3,637,000	Bank of Communications Co. Ltd., Class H (Banks)	2,754,611
850,000	Beijing Jingneng Clean Energy Co. Ltd., Class H (Utilities)	207,338
8,446,000	Bosideng International Holdings Ltd. (Consumer Durables & Apparel)	4,736,826
4,835,000	CGN Power Co. Ltd., Class H (Utilities)(a)	1,737,885
12,128,000	China CITIC Bank Corp. Ltd., Class H (Banks)	7,558,725
451,000	China Coal Energy Co. Ltd., Class H (Energy)	562,613
5,462,000	China Communications Services Corp. Ltd., Class H (Capital Goods)	2,934,452
10,794,000	China Construction Bank Corp., Class H (Banks)	8,378,698
813,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	613,607
2,212,000	China Galaxy Securities Co. Ltd., Class H (Financial Services)	1,969,076
123,800	China Gas Holdings Ltd. (Utilities)	106,314
2,091,000	China Hongqiao Group Ltd. (Materials)	3,359,600
1,352,000	China Life Insurance Co. Ltd., Class H (Insurance)	2,865,892
4,746,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,747,193
1,007,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,925,149
984,813	China Pacific Insurance Group Co. Ltd., Class A (Insurance)	5,092,150
4,560,000	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	15,836,212
3,418,000	China Resources Land Ltd. (Real Estate Management & Development)	11,393,684
308,000	China Resources Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	217,903
695,769	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	4,402,675

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
385,300	China Shenhua Energy Co. Ltd., Class A (Energy)	$2,166,878
188,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	222,834
5,839,000	China Taiping Insurance Holdings Co. Ltd. (Insurance)	10,057,384
1,111,896	China Yangtze Power Co. Ltd., Class A (Utilities)	4,306,128
2,607,000	Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,413,866
1,772,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,888,440
35,300	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	1,224,149
2,393,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	4,206,655
1,721,800	GoerTek, Inc., Class A (Technology Hardware & Equipment)	5,647,921
475,200	Goldwind Science & Technology Co. Ltd., Class A (Capital Goods)	726,559
482,100	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Durables & Apparel)	2,947,172
1,542,000	Haidilao International Holding Ltd. (Consumer Services)(a)	3,110,091
1,680,000	Hansoh Pharmaceutical Group Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,917,005
300,100	Industrial Bank Co. Ltd., Class A (Banks)	770,781
469,000	Innovent Biologics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,038,826
764,471	JD.com, Inc., Class A (Consumer Discretionary Distribution & Retail)	15,502,881
1,221,542	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	8,006,641
81,000	KE Holdings, Inc. ADR (Real Estate Management & Development)	1,776,330
2,216,300	Kuaishou Technology (Media & Entertainment)*(a)	13,060,674
928,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	1,223,695
335,100	Livzon Pharmaceutical Group, Inc., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,724,435

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
123,900	Livzon Pharmaceutical Group, Inc., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	$417,227
1,130,500	Luye Pharma Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	406,056
1,777,360	Meituan, Class B (Consumer Services)*(a)	41,999,680
863,600	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	8,649,919
2,032,900	NetEase, Inc. (Media & Entertainment)	32,706,923
428,300	New China Life Insurance Co. Ltd., Class H (Insurance)	1,445,409
148,900	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	17,955,851
36,082,000	People’s Insurance Co. Group of China Ltd. (The), Class H (Insurance)	18,212,557
4,200,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	6,371,277
1,872,339	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	14,719,195
163,500	Shanghai Conant Optical Co. Ltd., Class H (Health Care Equipment & Services)	320,097
642,400	Shanghai Pudong Development Bank Co. Ltd., Class A (Banks)	889,326
988,500	Sinotruk Hong Kong Ltd. (Capital Goods)	2,670,213
2,115,200	Tencent Holdings Ltd. (Media & Entertainment)	110,291,035
975,600	Tongcheng Travel Holdings Ltd. (Consumer Services)	2,207,227
417,750	Trip.com Group Ltd. (Consumer Services)*	26,884,097
4,799,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	4,491,629
735,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	457,596
5,910,400	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	20,272,058
69,160	Yealink Network Technology Corp. Ltd., Class A (Technology Hardware & Equipment)	378,424
381,700	Yunnan Baiyao Group Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	3,063,321
33,400	Yutong Bus Co. Ltd., Class A (Capital Goods)	113,659
4,723,793	Zijin Mining Group Co. Ltd., Class A (Materials)	11,071,358
11,920,000	Zijin Mining Group Co. Ltd., Class H (Materials)	25,390,456

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
440,400	ZTE Corp., Class A (Technology Hardware & Equipment)	$1,867,616
3,998,200	ZTE Corp., Class H (Technology Hardware & Equipment)	9,951,007

		599,087,389

Czech Republic – 0.3%
126,800	Komercni Banka AS (Banks)	4,381,483
277,783	Moneta Money Bank AS (Banks)(a)	1,384,267

		5,765,750

Egypt – 0.0%
499,713	Talaat Moustafa Group (Real Estate Management & Development)	603,433

Hong Kong – 0.5%
14,155,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,430,153
1,384,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	1,878,626
3,772,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	2,935,810

		11,244,589

India – 19.0%
264,953	ABB India Ltd. (Capital Goods)	23,336,985
177,849	Aditya Birla Capital Ltd. (Financial Services)*	428,833
4,501	AGI Greenpac Ltd. (Materials)	50,311
88,008	Ajanta Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,205,090
159,737	Alkem Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,961,734
135,557	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	11,293,145
53,741	Arvind Fashions Ltd. (Consumer Discretionary Distribution & Retail)	361,091
501,595	Ashoka Buildcon Ltd. (Capital Goods)*	1,423,915
694,179	Axis Bank Ltd. (Banks)	9,536,049
2,112,794	Bank of Baroda (Banks)	6,283,034
3,902	BASF India Ltd. (Materials)	355,377
2,118,753	Bharat Electronics Ltd. (Capital Goods)	7,152,058
1,348,136	Bharti Airtel Ltd. (Telecommunication Services)	25,803,981
201,072	Biocon Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	754,475

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
136,622	Central Depository Services India Ltd. (Financial Services)	$2,503,953
31,060	Cholamandalam Investment and Finance Co. Ltd. (Financial Services)	468,232
703,574	Cipla Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,943,460
71,296	Coal India Ltd. (Energy)	382,429
4,673	CRISIL Ltd. (Financial Services)	304,253
257,284	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	1,194,126
6,517	Dixon Technologies India Ltd. (Consumer Durables & Apparel)	1,087,294
81,768	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	6,042,655
13,043	Eris Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	204,729
39,402	Finolex Cables Ltd. (Capital Goods)	572,220
31,232	GlaxoSmithKline Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,006,191
200,332	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,030,670
272,854	Godrej Properties Ltd. (Real Estate Management & Development)*	9,286,814
100,960	Great Eastern Shipping Co. Ltd. (The) (Energy)	1,541,902
1,830,111	Gujarat Pipavav Port Ltd. (Transportation)	4,278,219
41,740	Havells India Ltd. (Capital Goods)	812,315
517,210	HCL Technologies Ltd. (Software & Services)	10,822,424
1,386,870	Hindalco Industries Ltd. (Materials)	11,253,629
1,120,245	Hindustan Zinc Ltd. (Materials)	7,350,224
29,166	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	662,571
410,138	IDBI Bank Ltd. (Banks)	405,778
320,397	Indus Towers Ltd. (Telecommunication Services)*	1,292,781
327,454	InterGlobe Aviation Ltd. (Transportation)*(a)	15,730,719
673,327	ITD Cementation India Ltd. (Capital Goods)	4,502,758
19,046,177	Jaiprakash Power Ventures Ltd. (Utilities)*	4,115,165

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
98,511	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$2,295,234
38,952	Jubilant Foodworks Ltd. (Consumer Services)	266,120
18,389	Kfin Technologies Ltd. (Financial Services)	218,160
3,044	Larsen & Toubro Ltd. (Capital Goods)	130,760
614,363	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,940,752
60,299	Macrotech Developers Ltd. (Real Estate Management & Development)(a)	862,061
317,648	Mahanagar Gas Ltd. (Utilities)	5,431,562
7,100	MakeMyTrip Ltd. (Consumer Services)*	720,579
51,413	Motilal Oswal Financial Services Ltd. (Financial Services)	571,093
52,402	Mphasis Ltd. (Software & Services)	1,786,171
41,304	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)	624,102
78,059	Nippon Life India Asset Management Ltd. (Financial Services)(a)	655,110
479,692	Oberoi Realty Ltd. (Real Estate Management & Development)	11,176,765
29,775	Oil & Natural Gas Corp. Ltd. (Energy)	93,902
201,872	Patanjali Foods Ltd. (Food, Beverage & Tobacco)	4,300,384
72,693	PB Fintech Ltd. (Insurance)*	1,468,723
686,680	PC Jeweller Ltd. (Consumer Discretionary Distribution & Retail)*	1,268,182
13,555	Persistent Systems Ltd. (Software & Services)	863,067
6,844,805	Petronet LNG Ltd. (Energy)	27,010,245
81,653	PI Industries Ltd. (Materials)	4,343,444
3,845,480	Power Finance Corp. Ltd. (Financial Services)	20,658,866
3,820,796	Power Grid Corp. of India Ltd. (Utilities)	14,534,232
2,744,584	PTC India Ltd. (Utilities)	5,914,800
2,821,581	Punjab National Bank (Banks)	3,277,264
623,228	REC Ltd. (Financial Services)	3,847,917
300,400	Reliance Industries Ltd. (Energy)	4,749,917
94,187	Shriram Finance Ltd. (Financial Services)	3,496,902
24,969	Solar Industries India Ltd. (Materials)	3,027,938
1,882,629	State Bank of India (Banks)	18,320,352

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
81,271	Sumitomo Chemical India Ltd. (Materials)	$553,468
772,066	Suzlon Energy Ltd. (Capital Goods)*	612,241
453,855	Tata Motors Ltd. (Automobiles & Components)	4,489,098
284,705	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,821,821
237,273	Torrent Power Ltd. (Utilities)	5,132,910
52,012	Triveni Turbine Ltd. (Capital Goods)	426,427
66,755	UltraTech Cement Ltd. (Materials)	8,765,992
18,070,512	Vodafone Idea Ltd. (Telecommunication Services)*	1,737,552
456,367	Wipro Ltd. (Software & Services)	2,970,683
700,926	Zomato Ltd. (Consumer Services)*	2,010,962
886,696	Zydus Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,532,123

		409,649,470

Indonesia – 2.1%
18,293,700	Aneka Tambang Tbk (Materials)	1,859,833
2,652,600	Astra International Tbk PT (Capital Goods)	861,160
19,135,200	Bank Central Asia Tbk PT (Banks)	12,496,706
39,526,800	Bank Mandiri Persero Tbk PT (Banks)	16,779,883
756,400	Bank Negara Indonesia Persero Tbk PT (Banks)	252,287
4,051,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	252,964
37,116,900	Bank Rakyat Indonesia Persero Tbk PT (Banks)	11,315,240
1,477,500	Bukit Asam Tbk PT (Energy)	278,300
79,700	Indo Tambangraya Megah Tbk PT (Energy)	127,332
551,200	Indocement Tunggal Prakarsa Tbk PT (Materials)	252,334
719,300	Indofood CBP Sukses Makmur Tbk PT (Food, Beverage & Tobacco)	564,853
1,953,200	Telkom Indonesia Persero Tbk PT (Telecommunication Services)	349,121

		45,390,013

Kuwait – 0.2%
203,410	Agility Public Warehousing Co. KSC (Transportation)	165,062
516,258	Kuwait Finance House KSCP (Banks)	1,212,046

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Kuwait – (continued)
841,090	National Bank of Kuwait SAKP (Banks)	$2,329,068
172,510	National Investments Co. KSCP (Financial Services)	145,672

		3,851,848

Luxembourg – 0.0%
13,650	Reinet Investments SCA (Financial Services)	378,832

Mexico – 1.8%
219,032	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	18,260,698
98,880	Gruma SAB de CV, Class B (Food, Beverage & Tobacco)	1,708,033
131,400	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	1,095,881
260,970	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	4,525,158
6,186	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	1,665,766
272,306	Grupo Financiero Banorte SAB de CV, Class O (Banks)	1,896,119
426,215	Grupo Financiero Inbursa SAB de CV, Class O (Banks)*	957,037
286,723	Grupo Mexico SAB de CV, Series B (Materials)	1,504,438
4,410,039	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	6,354,053
93,968	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	819,622
82,200	Regional SAB de CV (Banks)	522,914

		39,309,719

Peru – 0.0%
300	Credicorp Ltd. (Banks)	55,239

Philippines – 0.6%
173,100	Aboitiz Power Corp. (Utilities)	111,577
930,379	Bank of the Philippine Islands (Banks)	2,285,390
962,960	BDO Unibank, Inc. (Banks)	2,520,243
885,750	International Container Terminal Services, Inc. (Transportation)	6,036,087
146,650	Jollibee Foods Corp. (Consumer Services)	668,149
1,632,960	Metropolitan Bank & Trust Co. (Banks)	2,128,469

		13,749,915

Poland – 0.6%
238,381	Bank Pekao SA (Banks)	8,340,058

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
19,306	KGHM Polska Miedz SA (Materials)	$722,579
343,928	Powszechny Zaklad Ubezpieczen SA (Insurance)	3,410,804
58,295	XTB SA (Financial Services)(a)	944,512

		13,417,953

Qatar – 0.3%
616,365	Commercial Bank PSQC (The) (Banks)	719,410
646,904	Ooredoo QPSC (Telecommunication Services)	2,032,568
1,003,605	Qatar Aluminum Manufacturing Co. (Materials)	353,646
1,525,507	Qatar Gas Transport Co. Ltd. (Energy)	1,792,532
127,049	Qatar Islamic Bank (Banks)	714,409
222,511	Qatar National Bank QPSC (Banks)	1,059,055

		6,671,620

Russia – 0.0%
106,118	PhosAgro PJSC, GDR (Materials)*(b)	—
683	PhosAgro PJSC NPV (Materials)*(b)	—
18,426	Polyus PJSC, GDR (Materials)*(b)	—
2,789,380	Sberbank of Russia PJSC (Banks)*(b)	—
54,816	VTB Bank PJSC (Banks)*(b)	—

		—

Saudi Arabia – 3.8%
178,635	Al Hammadi Holding (Health Care Equipment & Services)	1,895,079
248,469	Al Rajhi Bank (Banks)	5,805,631
1,453,120	Alinma Bank (Banks)	10,857,285
1,598,817	Arab National Bank (Banks)	8,040,844
145,728	Arabian Centres Co. (Real Estate Management & Development)(a)	797,656
12,496	Astra Industrial Group (Capital Goods)	592,243
13,902	Bank AlBilad (Banks)	135,998
46,437	Banque Saudi Fransi (Banks)	384,533
24,768	Bupa Arabia for Cooperative Insurance Co. (Insurance)	1,328,188
15,261	Co. for Cooperative Insurance (The) (Insurance)	569,229
10,433	Elm Co. (Software & Services)	2,834,048
2,076,300	Riyad Bank (Banks)	14,192,004
10,861	SABIC Agri-Nutrients Co. (Materials)	328,494
300,879	Saudi Arabian Mining Co. (Materials)*	4,504,409
1,005,260	Saudi Awwal Bank (Banks)	9,048,666

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
269,672	Saudi Chemical Co. Holding (Health Care Equipment & Services)	$834,517
84,151	Saudi Investment Bank (The) (Banks)	294,962
225,937	Saudi National Bank (The) (Banks)	1,986,196
1,336,633	Saudi Telecom Co. (Telecommunication Services)	15,001,367
40,706	United Electronics Co. (Consumer Discretionary Distribution & Retail)	1,090,790

		80,522,139

South Africa – 2.5%
6,605,774	FirstRand Ltd. (Financial Services)	29,023,756
87,768	Foschini Group Ltd. (The) (Consumer Discretionary Distribution & Retail)	763,875
512,083	Gold Fields Ltd. ADR (Materials)	8,439,128
372,454	Hyprop Investments Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	881,806
303,568	Investec Ltd. (Financial Services)	2,367,589
1,583,249	Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)	1,432,378
114,728	Mr Price Group Ltd. (Consumer Discretionary Distribution & Retail)	1,673,518
13,490	Naspers Ltd., Class N (Consumer Discretionary Distribution & Retail)	3,188,327
501,885	Pan African Resources PLC (Materials)	229,176
1,382,277	Redefine Properties Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	383,400
817,241	Sanlam Ltd. (Insurance)	4,066,736
1,058,145	Vukile Property Fund Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	1,116,364

		53,566,053

South Korea – 11.0%
11,986	Daou Technology, Inc. (Financial Services)	158,679
156,144	DB Insurance Co. Ltd. (Insurance)	12,307,135
295,521	Hana Financial Group, Inc. (Banks)	12,750,105
133,151	Hanwha General Insurance Co. Ltd. (Insurance)	460,171
551,469	Hanwha Life Insurance Co. Ltd. (Insurance)	1,176,591

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
68,794	HD Hyundai Electric Co. Ltd. (Capital Goods)	$16,101,483
1,076	HD Hyundai Heavy Industries Co. Ltd. (Capital Goods)*	141,681
4,418	HD HYUNDAI MIPO (Capital Goods)*	349,455
177,610	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)*	23,499,737
73,965	HDC Hyundai Development Co.-Engineering & Construction, Class E (Capital Goods)	1,060,251
103,561	HD-Hyundai Marine Engine (Capital Goods)*	1,426,599
8,749	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,720,937
11,669	Hyundai Glovis Co. Ltd. (Transportation)	1,026,665
89,091	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,954,812
6,351	JW Pharmaceutical Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	123,546
105,646	KB Financial Group, Inc. (Banks)	6,874,259
75,672	Kia Corp. (Automobiles & Components)	5,004,110
115,716	Korea Aerospace Industries Ltd. (Capital Goods)	4,880,388
10,444	Korea Electric Terminal Co. Ltd. (Capital Goods)	576,054
54,481	KT Corp. (Telecommunication Services)	1,737,134
255,138	KT&G Corp. (Food, Beverage & Tobacco)	20,266,689
22,084	Meritz Financial Group, Inc. (Financial Services)	1,634,423
65,597	NAVER Corp. (Media & Entertainment)	8,023,942
2,052	Samsung C&T Corp. (Capital Goods)	173,263
2,185,767	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	92,809,830
37,666	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	9,131,776
12,682	Samsung Life Insurance Co. Ltd. (Insurance)	927,999
80,761	Samsung Securities Co. Ltd. (Financial Services)	2,665,058
144,242	Shinhan Financial Group Co. Ltd. (Banks)	5,373,043
8,762	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,147,067
17,668	SK Square Co. Ltd. (Capital Goods)*	1,066,968

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
6,403	Yuhan Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	$639,171

		237,189,021

Taiwan – 17.8%
234,000	Accton Technology Corp. (Technology Hardware & Equipment)	3,932,061
391,000	Advancetek Enterprise Co. Ltd. (Real Estate Management & Development)	775,678
202,455	Advantech Co. Ltd. (Technology Hardware & Equipment)	1,984,073
202,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	1,470,190
3,129,000	Cathay Financial Holding Co. Ltd. (Insurance)	6,608,279
1,337,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	6,742,617
18,000	Chief Telecom, Inc. (Telecommunication Services)	261,229
103,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	1,301,905
1,351,000	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	5,128,312
1,619,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	1,777,254
6,803,000	CTBC Financial Holding Co. Ltd. (Banks)	7,541,635
773,800	Da-Li Development Co. Ltd. (Real Estate Management & Development)	1,026,824
2,608,000	E.Sun Financial Holding Co. Ltd. (Banks)	2,217,665
10,679,000	Eva Airways Corp. (Transportation)	12,333,197
89,000	Everlight Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	231,237
2,122,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	5,859,664
76,000	Foxsemicon Integrated Technology, Inc. (Semiconductors & Semiconductor Equipment)	798,574
6,299,750	Fubon Financial Holding Co. Ltd. (Insurance)	17,598,093
1,318,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)	3,215,697
6,000	General Interface Solution Holding Ltd. (Technology Hardware & Equipment)*	10,549

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
211,000	Genesys Logic, Inc. (Semiconductors & Semiconductor Equipment)	$952,743
63,000	Genius Electronic Optical Co. Ltd. (Technology Hardware & Equipment)	868,243
431,000	Giant Manufacturing Co. Ltd. (Consumer Durables & Apparel)	2,429,996
517,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,595,710
513,000	Goldsun Building Materials Co. Ltd. (Materials)	849,298
125,000	Greatek Electronics, Inc. (Semiconductors & Semiconductor Equipment)	223,712
1,082,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	6,935,321
176,000	Huang Hsiang Construction Corp. (Real Estate Management & Development)	311,254
291,000	Integrated Service Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,688,007
234,000	International Games System Co. Ltd. (Media & Entertainment)	7,383,229
959,000	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,998,519
193,000	Keystone Microtech Corp. (Semiconductors & Semiconductor Equipment)	1,966,298
1,660,000	KGI Financial Holding Co. Ltd. (Insurance)	855,356
523,000	Kindom Development Co. Ltd. (Real Estate Management & Development)	734,049
872,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	33,945,389
269,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	4,008,436
428,000	Pixart Imaging, Inc. (Semiconductors & Semiconductor Equipment)	3,189,636
855,000	President Chain Store Corp. (Consumer Staples Distribution & Retail)	7,850,468
18,000	RDC Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)*	120,371
118,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,731,352
10,279,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	14,756,608

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
75,000	Shinkong Insurance Co. Ltd. (Insurance)	$228,145
474,000	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,071,862
1,932,124	SinoPac Financial Holdings Co. Ltd. (Banks)	1,371,572
1,131,000	Sunplus Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)*	1,017,773
553,000	Syncmold Enterprise Corp. (Technology Hardware & Equipment)	1,723,212
569,184	Taichung Commercial Bank Co. Ltd. (Banks)	313,175
383,760	Taishin Financial Holding Co. Ltd. (Banks)	203,899
5,754,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	180,442,494
74,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	372,824
271,000	Tigerair Taiwan Co. Ltd. (Transportation)*	529,087
172,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,660,435
823,000	Tripod Technology Corp. (Technology Hardware & Equipment)	4,857,822
2,149,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	6,018,058
105,000	Yankey Engineering Co. Ltd. (Capital Goods)	1,006,874
1,551,000	Yuanta Financial Holding Co. Ltd. (Financial Services)	1,555,602
333,000	Zippy Technology Corp. (Capital Goods)	748,104

		382,329,666

Thailand – 1.7%
1,516,500	Bangkok Airways PCL (Transportation)	1,143,050
1,041,400	Bangkok Commercial Asset Management PCL (Financial Services)	255,921
688,400	Bumrungrad Hospital PCL (Health Care Equipment & Services)	5,555,822
1,037,800	Central Pattana PCL (Real Estate Management & Development)	1,930,832
8,424,500	Charoen Pokphand Foods PCL
	(Food, Beverage & Tobacco)	6,200,674

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
3,106,200	Com7 PCL, Class F (Consumer Discretionary Distribution & Retail)	$2,571,372
2,787,700	CP ALL PCL (Consumer Staples Distribution & Retail)	5,225,210
1,858,900	KCE Electronics PCL (Technology Hardware & Equipment)	1,966,648
155,900	Kiatnakin Phatra Bank PCL (Banks)	251,575
9,764,300	Krung Thai Bank PCL (Banks)	5,930,568
1,373,700	SCB X PCL (Banks)	4,619,871
1,561,100	Supalai PCL (Real Estate Management & Development)	906,526

		36,558,069

Turkey – 0.6%
353,818	Aygaz AS (Utilities)	1,557,393
4,982,400	Enka Insaat ve Sanayi AS (Capital Goods)	6,845,802
109,825	KOC Holding AS (Capital Goods)	541,600
53,545	Pegasus Hava Tasimaciligi AS (Transportation)*	362,661
2,997,574	Turk Telekomunikasyon AS (Telecommunication Services)*	4,133,487
65,036	Yapi ve Kredi Bankasi AS (Banks)	46,515

		13,487,458

United Arab Emirates – 0.8%
358,912	Abu Dhabi National Energy Co. PJSC (Utilities)	277,099
204,786	ADNOC Drilling Co. PJSC (Energy)	282,671
1,503,005	Dubai Islamic Bank PJSC (Banks)	2,554,016
253,056	Emaar Development PJSC (Real Estate Management & Development)	638,328
1,067,977	Emaar Properties PJSC (Real Estate Management & Development)	2,525,060
2,135,717	Emirates NBD Bank PJSC (Banks)	11,047,664

		17,324,838

United Kingdom – 0.2%
140,959	Anglogold Ashanti PLC (Materials)	3,932,634

TOTAL COMMON STOCKS (Cost $1,786,642,540)		2,058,367,058

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Rate	Value

Preferred Stocks – 2.3%

Brazil – 1.8%
3,759,300	Cia Paranaense de Energia - Copel (Utilities)	2.19%	$6,379,410
3,258,100	Itau Unibanco Holding SA (Banks)	6.71	19,737,180
7,109,200	Itausa SA (Banks)	6.48	13,047,901

			39,164,491

South Korea – 0.5%
284,543	Mirae Asset Securities Co. Ltd., N.A. (Financial Services)	3.76	829,565
211,570	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3.00	7,278,068
9,072	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	5.97	1,712,174

			9,819,807

TOTAL PREFERRED STOCKS (Cost $50,649,740)			48,984,298

TOTAL INVESTMENTS – 97.9% (Cost $1,837,292,280)			$2,107,351,356

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			44,841,005

NET ASSETS – 100.0%			$2,152,192,361

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations: ADR —American Depositary Receipt
GDR —Global Depositary Receipt PLC —Public Limited Company REIT —Real Estate Investment Trust

Sector Name	% of Market Value

Financials	24.4%
Information Technology	20.3
Consumer Discretionary	11.7
Communication Services	11.3
Industrials	8.1
Health Care	6.8
Materials	4.9
Consumer Staples	4.0
Utilities	3.4
Real Estate	3.2
Energy	1.9

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index	308	12/20/24	$17,348,100	$426,725

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 95.9%

Australia – 6.7%
71,866	AGL Energy Ltd. (Utilities)	$493,433
246,961	AMP Ltd. (Financial Services)	230,697
571,714	BHP Group Ltd. (Materials)	15,883,694
289,507	Brambles Ltd. (Commercial & Professional Services)	3,485,671
199,843	Commonwealth Bank of Australia (Banks)	18,640,242
903,749	Deterra Royalties Ltd. (Materials)	2,186,448
520,328	Fortescue Ltd. (Materials)	6,515,991
358,187	Glencore PLC (Materials)*	1,878,563
115,460	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	6,195,848
21,317	Macquarie Group Ltd. (Financial Services)	3,226,252
1,056,077	National Australia Bank Ltd. (Banks)	26,766,416
905,321	Northern Star Resources Ltd. (Materials)	10,505,704
410,352	Perseus Mining Ltd. (Materials)	767,209
121,812	Premier Investments Ltd. (Consumer Discretionary Distribution & Retail)	2,680,587
11,716	Pro Medicus Ltd. (Health Care Equipment & Services)	1,484,128
1,095,022	Qantas Airways Ltd. (Transportation)*	5,797,580
942,496	Resolute Mining Ltd. (Materials)*	503,943
67,249	Rio Tinto PLC ADR (Materials)	4,363,788
1,516,892	Scentre Group REIT (Equity Real Estate Investment Trusts (REITs))	3,477,729
1,800,877	Telstra Group Ltd. (Telecommunication Services)	4,508,360
17,317	Westpac Banking Corp. (Banks)	363,688
7,341	WiseTech Global Ltd. (Software & Services)	563,629

		120,519,600

Austria – 0.2%
42,013	BAWAG Group AG (Banks)*(a)	3,256,413

Belgium – 0.0%
12,694	Colruyt Group NV (Consumer Staples Distribution & Retail)	592,359

China – 1.3%
268,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	353,394
379,110	Prosus NV (Consumer Discretionary Distribution & Retail)*	15,977,550
3,802,300	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	7,387,093

		23,718,037

Shares	Description	Value

Common Stocks – (continued)

Denmark – 4.0%
44,698	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$10,010,444
466,316	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	52,304,340
33,156	Pandora A/S (Consumer Durables & Apparel)	5,013,063
34,273	Sydbank AS (Banks)	1,635,684
198,524	Vestas Wind Systems A/S
	(Capital Goods)*	3,783,339

		72,746,870

Finland – 0.3%
371,690	Nokia OYJ (Technology
	Hardware & Equipment)	1,758,847
329,990	Nordea Bank Abp (Banks)	3,863,191
30,270	Wartsila OYJ Abp (Capital Goods)	579,745

		6,201,783

France – 9.4%
156,654	Air Liquide SA (Materials)	28,088,294
36,447	Bouygues SA (Capital Goods)	1,171,463
12,305	Capgemini SE (Software & Services)	2,134,683
59,071	Cie de Saint-Gobain SA (Capital Goods)	5,356,853
78,454	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	2,651,395
170,727	Danone SA (Food, Beverage & Tobacco)	12,196,494
41,103	Dassault Aviation SA (Capital Goods)	8,299,256
130,423	Dassault Systemes (Software & Services)	4,463,753
110,289	Eiffage SA (Capital Goods)	10,265,010
38,683	EssilorLuxottica SA (Health Care Equipment & Services)	9,073,408
14,743	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	1,575,557
3,428	Hermes International SCA (Consumer Durables & Apparel)	7,791,000
16,329	ICADE REIT (Equity Real Estate Investment Trusts (REITs))	427,101
57,770	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	1,847,000
162,354	Legrand SA (Capital Goods)	18,324,651
17,630	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	11,736,658
11,917	Publicis Groupe SA (Media & Entertainment)	1,266,580
121,298	Rexel SA (Capital Goods)	3,341,938
98,279	Safran SA (Capital Goods)	22,247,005

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
26,465	SCOR SE (Insurance)	$569,391
25,317	Thales SA (Capital Goods)	4,081,066
367,683	Valeo SE (Automobiles & Components)	3,574,671
308,416	Veolia Environnement SA (Utilities)	9,792,120

		170,275,347

Georgia – 0.0%
8,810	Bank of Georgia Group PLC (Banks)	472,579

Germany – 11.8%
97,307	Allianz SE (Insurance)	30,632,779
173,041	BASF SE (Materials)	8,411,980
39,708	Continental AG (Automobiles & Components)	2,478,192
381,370	Deutsche Bank AG (Financial Services)	6,479,392
130,441	Deutsche Post AG (Transportation)	5,239,756
56,281	Deutsche Telekom AG (Telecommunication Services)	1,701,574
144,069	E.ON SE (Utilities)	1,944,224
58,164	Fresenius Medical Care AG (Health Care Equipment & Services)	2,276,830
268,797	Fresenius SE & Co. KGaA (Health Care Equipment & Services)*	9,813,959
164,581	GEA Group AG (Capital Goods)	8,106,585
66,837	Hannover Rueck SE (Insurance)	17,551,007
30,085	Henkel AG & Co. KGaA (Household & Personal Products)	2,346,380
15,292	HOCHTIEF AG (Capital Goods)	1,872,719
132,496	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,190,140
74,816	Knorr-Bremse AG (Capital Goods)	6,171,643
26,871	MTU Aero Engines AG (Capital Goods)	8,782,553
33,212	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	16,983,968
36,016	Nemetschek SE (Software & Services)	3,880,806
182,205	SAP SE (Software & Services)	42,542,170
34,281	Scout24 SE (Media & Entertainment)(a)	2,961,378
92,891	Siemens AG (Capital Goods)	18,071,939
106,687	Siemens Energy AG (Capital Goods)*	4,381,967
5,865	Symrise AG (Materials)	705,740

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
132,517	TeamViewer SE (Software & Services)*	$1,909,081
114,804	Zalando SE (Consumer Discretionary Distribution & Retail)*(a)	3,475,426

		212,912,188

Hong Kong – 1.9%
1,461,400	AIA Group Ltd. (Insurance)	11,533,834
329,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,344,941
189,500	CLP Holdings Ltd. (Utilities)	1,609,727
500,000	Power Assets Holdings Ltd. (Utilities)	3,330,634
71,350	Prudential PLC (Insurance)	593,979
281,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,042,658
717,000	Swire Pacific Ltd., Class A (Capital Goods)	6,005,357
7,237,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	5,633,065
260,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	546,553

		33,640,748

Ireland – 0.0%
48,210	Bank of Ireland Group PLC (Banks)	446,821

Israel – 0.1%
37,715	Plus500 Ltd. (Financial Services)	1,138,953

Italy – 3.2%
643,916	A2A SpA (Utilities)	1,471,893
66,814	Azimut Holding SpA (Financial Services)	1,652,611
65,760	Banca Generali SpA (Financial Services)	2,914,192
1,050,858	Banca Mediolanum SpA (Financial Services)	12,989,458
533,522	Banca Monte dei Paschi di Siena SpA (Banks)	2,927,978
72,728	Banca Popolare di Sondrio SpA (Banks)	542,433
1,851,284	Banco BPM SpA (Banks)	12,487,088
412,403	BPER Banca SpA (Banks)	2,510,959
18,452	Ferrari NV (Automobiles & Components)	8,808,421
387,437	Pirelli & C SpA (Automobiles & Components)(a)	2,117,089
8,863,937	Telecom Italia SpA (Telecommunication Services)*	2,245,284
152,028	UniCredit SpA (Banks)	6,725,602
29,771	Unipol Gruppo SpA (Insurance)	369,994

		57,763,002

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – 22.9%
14,000	AGC, Inc. (Capital Goods)	$429,032
22,500	Air Water, Inc. (Materials)	283,029
20,600	Alfresa Holdings Corp. (Health Care Equipment & Services)	297,218
381,800	Asahi Kasei Corp. (Materials)	2,633,919
37,700	Bic Camera, Inc. (Consumer Discretionary Distribution & Retail)	419,595
204,700	Brother Industries Ltd. (Technology Hardware & Equipment)	3,986,992
49,200	Capcom Co. Ltd. (Media & Entertainment)	973,592
283,000	Central Japan Railway Co. (Transportation)	5,860,713
90,400	Chubu Electric Power Co., Inc. (Utilities)	1,039,163
72,100	Dai-ichi Life Holdings, Inc. (Insurance)	1,797,476
394,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,850,046
223,800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,675,655
1,061,800	Daiwa Securities Group, Inc. (Financial Services)	6,946,598
117,000	DIC Corp. (Materials)	2,547,237
153,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,210,762
42,600	Electric Power Development Co. Ltd. (Utilities)	711,906
163,300	ENEOS Holdings, Inc. (Energy)	823,775
225,500	Food & Life Cos. Ltd. (Consumer Services)	4,446,776
62,600	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	1,077,197
58,700	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	785,539
120,200	Hitachi Ltd. (Capital Goods)	3,020,008
609,000	Hulic Co. Ltd. (Real Estate Management & Development)	5,639,565
258,300	Inpex Corp. (Energy)	3,404,925
61,200	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	649,924
425,900	Japan Post Bank Co. Ltd. (Banks)	3,803,861
60,700	JGC Holdings Corp. (Capital Goods)	521,006
71,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	2,718,472
52,800	Kawasaki Kisen Kaisha Ltd. (Transportation)	729,381
222,100	KDDI Corp. (Telecommunication Services)	6,924,944

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
58,300	Kewpie Corp. (Food, Beverage & Tobacco)	$1,378,697
1,900	Keyence Corp. (Technology Hardware & Equipment)	857,686
401,500	Kikkoman Corp. (Food, Beverage & Tobacco)	4,710,700
84,900	Konami Group Corp. (Media & Entertainment)	7,781,924
163,300	Kyowa Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,691,473
2,500	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	339,239
16,300	Lintec Corp. (Materials)	338,252
19,900	Mars Group Holdings Corp. (Consumer Durables & Apparel)	409,506
716,100	Mitsubishi Chemical Group Corp. (Materials)	3,864,140
1,043,900	Mitsubishi Electric Corp. (Capital Goods)	18,364,843
841,300	Mitsubishi HC Capital, Inc. (Financial Services)	5,633,546
208,300	Mitsui & Co. Ltd. (Capital Goods)	4,246,747
65,700	Mitsui Chemicals, Inc. (Materials)	1,500,970
28,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	889,608
271,700	Mitsui OSK Lines Ltd. (Transportation)	9,250,180
474,100	Mizuho Financial Group, Inc. (Banks)	9,847,533
196,800	Modec, Inc. (Energy)	4,285,199
21,800	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	407,762
233,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	5,153,805
132,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	2,320,164
350,300	Nexon Co. Ltd. (Media & Entertainment)	6,071,385
644,800	NGK Insulators Ltd. (Capital Goods)	7,943,352
24,900	Nichirei Corp. (Food, Beverage & Tobacco)	695,835
53,200	Nippon Kayaku Co. Ltd. (Materials)	420,828
7,503,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	7,240,029
290,000	Nippon Yusen KK (Transportation)	9,709,037
208,000	Nitto Denko Corp. (Materials)	3,422,378
1,397,800	Nomura Holdings, Inc. (Financial Services)	7,167,785

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
538,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	$13,250,333
41,500	Nomura Research Institute Ltd. (Software & Services)	1,241,407
19,800	NS United Kaiun Kaisha Ltd. (Transportation)	560,291
626,100	Oji Holdings Corp. (Materials)	2,328,218
90,400	Omron Corp. (Technology Hardware & Equipment)	3,569,112
779,500	ORIX Corp. (Financial Services)	16,423,973
89,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,183,457
325,700	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,895,000
110,400	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,478,876
370,300	SBI Holdings, Inc. (Financial Services)	8,131,461
369,600	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	5,216,129
811,500	Sekisui House Ltd. (Consumer Durables & Apparel)	19,598,998
91,900	Shikoku Electric Power Co., Inc. (Utilities)	822,466
18,300	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	942,011
857,900	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,253,173
130,500	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	745,333
2,630,800	SoftBank Corp. (Telecommunication Services)	3,311,923
37,700	SoftBank Group Corp. (Telecommunication Services)	2,247,617
354,600	Sojitz Corp. (Capital Goods)	7,246,864
210,700	Sumitomo Chemical Co. Ltd. (Materials)	562,514
673,600	Sumitomo Electric Industries Ltd. (Automobiles & Components)	10,361,695
151,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	3,380,326
85,000	Sumitomo Metal Mining Co. Ltd. (Materials)	2,350,130
191,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,054,099
635,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	13,943,298
80,400	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	823,991

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
61,400	Suzuki Motor Corp. (Automobiles & Components)	$609,293
66,000	T&D Holdings, Inc. (Insurance)	1,053,508
376,700	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	2,982,548
246,700	TDK Corp. (Technology Hardware & Equipment)	2,900,032
37,400	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	1,113,239
223,100	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	683,129
54,200	Tokio Marine Holdings, Inc. (Insurance)	1,952,076
73,700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	10,845,180
481,500	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	3,004,757
160,100	TOPPAN Holdings, Inc. (Commercial & Professional Services)	4,683,125
77,800	Toyo Seikan Group Holdings Ltd. (Materials)	1,161,401
521,700	Toyota Motor Corp. (Automobiles & Components)	8,989,098
240,600	Trend Micro, Inc. (Software & Services)	12,588,772
8,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	416,141
34,500	Unicharm Corp. (Household & Personal Products)	1,112,452
940,300	Yamada Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	2,700,067
14,000	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	233,889
204,700	Yokogawa Electric Corp. (Technology Hardware & Equipment)	4,538,569

		415,640,880

Macau – 0.0%
385,200	MGM China Holdings Ltd. (Consumer Services)	499,893

Netherlands – 3.5%
332,974	ABN AMRO Bank NV (Banks)(a)	5,502,632
245,037	Aegon Ltd. (Insurance)	1,546,631
13,393	Arcadis NV (Commercial & Professional Services)	927,383
8,970	ASM International NV (Semiconductors & Semiconductor Equipment)	5,009,812

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
37,346	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$25,138,783
617,259	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	20,350,854
36,633	Wolters Kluwer NV (Commercial & Professional Services)	6,157,413

		64,633,508

Norway – 0.5%
100,935	DNB Bank ASA (Banks)	2,091,675
62,837	Kongsberg Gruppen ASA (Capital Goods)	6,559,633

		8,651,308

Singapore – 0.5%
215,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,469,012
115,400	Singapore Exchange Ltd. (Financial Services)	988,862
940,500	Singapore Technologies Engineering Ltd. (Capital Goods)	3,224,506
662,100	Singapore Telecommunications Ltd. (Telecommunication Services)	1,562,048

		8,244,428

South Africa – 0.2%
139,137	Anglo American PLC (Materials)	4,313,308

Spain – 1.3%
73,726	Banco Bilbao Vizcaya Argentaria SA (Banks)	733,919
623,374	Banco Santander SA (Banks)	3,045,429
318,103	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(b)	18,136,548
1,637,444	Unicaja Banco SA (Banks)(a)	2,058,435

		23,974,331

Sweden – 5.1%
246,606	Alfa Laval AB (Capital Goods)	10,917,180
39,285	Boliden AB (Materials)	1,228,998
411,301	Essity AB, Class B (Household & Personal Products)	11,611,879
133,478	Evolution AB (Consumer Services)(a)	12,619,923
164,246	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary Distribution & Retail)(b)	2,448,463
350,169	Hexagon AB, Class B (Technology Hardware & Equipment)	3,273,775
61,080	Hexpol AB (Materials)	580,813
41,835	Indutrade AB (Capital Goods)	1,138,362

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
642,135	Investor AB, Class B (Financial Services)	$18,175,029
194,077	Sandvik AB (Capital Goods)	3,820,134
418,673	SSAB AB, Class A (Materials)	2,014,419
1,365,811	SSAB AB, Class B (Materials)	6,442,779
480,908	Svenska Handelsbanken AB, Class A (Banks)	4,996,942
445,018	Swedbank AB, Class A (Banks)	9,029,648
407,876	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	3,419,676

		91,718,020

Switzerland – 4.5%
15,263	Baloise Holding AG (Insurance)	2,921,024
4,041	Belimo Holding AG (Capital Goods)	2,676,891
7,616	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,686,338
336,948	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	36,560,975
29,597	Sika AG (Materials)	8,243,274
845,617	UBS Group AG (Financial Services)	25,865,722

		80,954,224

United Kingdom – 9.7%
117,953	Associated British Foods PLC (Food, Beverage & Tobacco)	3,390,174
253,620	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	18,045,063
181,899	Auto Trader Group PLC (Media & Entertainment)(a)	1,964,054
1,002,439	Aviva PLC (Insurance)	5,874,599
527,371	B&M European Value Retail SA (Consumer Discretionary Distribution & Retail)	2,638,436
48,040	Babcock International Group PLC (Capital Goods)	292,381
391,985	BAE Systems PLC (Capital Goods)	6,317,747
228,289	Barclays PLC (Banks)	699,821
472,714	Barratt Redrow PLC (Consumer Durables & Apparel)	2,723,585
251,015	Beazley PLC (Insurance)	2,446,963
21,753	Bellway PLC (Consumer Durables & Apparel)	795,482
74,235	British American Tobacco PLC (Food, Beverage & Tobacco)	2,595,933
1,301,970	BT Group PLC (Telecommunication Services)	2,324,786
17,483	DCC PLC (Capital Goods)	1,106,046
182,032	Entain PLC (Consumer Services)	1,750,694
23,797	Halma PLC (Technology Hardware & Equipment)	760,212

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,268,336	HSBC Holdings PLC (Banks)	$11,640,823
100,055	IG Group Holdings PLC (Financial Services)	1,157,701
674,548	Imperial Brands PLC (Food, Beverage & Tobacco)	20,356,540
72,952	Informa PLC (Media & Entertainment)	762,120
105,136	Investec PLC (Financial Services)	806,628
241,591	J Sainsbury PLC (Consumer Staples Distribution & Retail)	831,748
131,103	JET2 PLC (Transportation)	2,436,613
58,942	Just Eat Takeaway.com NV (Consumer Services)*(a)	673,585
252,099	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	953,389
100,557	Lancashire Holdings Ltd. (Insurance)	818,175
88,232	Land Securities Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	685,270
3,453,122	Lloyds Banking Group PLC (Banks)	2,370,224
1,296,048	M&G PLC (Financial Services)	3,246,923
964,361	Man Group PLC (Financial Services)	2,467,990
1,013,244	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	4,916,155
124,439	Melrose Industries PLC (Capital Goods)	762,114
700,371	National Grid PLC (Utilities)	8,793,968
2,328,292	NatWest Group PLC (Banks)	11,032,037
66,112	Next PLC (Consumer Discretionary Distribution & Retail)	8,364,134
167,290	Persimmon PLC (Consumer Durables & Apparel)	3,170,361
78,877	RELX PLC (Commercial & Professional Services)	3,617,278
964,712	Rolls-Royce Holdings PLC (Capital Goods)*	6,656,901
260,463	Smiths Group PLC (Capital Goods)	5,139,678
195,602	SSE PLC (Utilities)	4,444,743
69,456	Tate & Lyle PLC (Food, Beverage & Tobacco)	671,701
3,584,851	Taylor Wimpey PLC (Consumer Durables & Apparel)	6,777,821
482,930	Tesco PLC (Consumer Staples Distribution & Retail)	2,132,461
285,737	Tritax Big Box REIT PLC REIT (Equity Real Estate Investment Trusts (REITs))	519,874
15,959	United Utilities Group PLC (Utilities)	210,618

Shares	Description		Value

Common Stocks – (continued)

United Kingdom – (continued)
154,130	Vistry Group PLC (Consumer Durables & Apparel)*		$1,811,301
347,832	Vodafone Group PLC ADR (Telecommunication Services)		3,224,403

			175,179,253

United States – 8.8%
20,033	Alcon AG (Health Care Equipment & Services)		1,840,087
440,068	BP PLC ADR (Energy)		12,920,397
47,499	Experian PLC (Commercial & Professional Services)		2,318,229
501,756	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)		18,444,550
312,946	Nestle SA (Food, Beverage & Tobacco)		29,571,095
119,455	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)		37,019,524
33,933	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)		3,586,035
131,726	Schneider Electric SE (Capital Goods)		34,123,471
366,241	Shell PLC (Energy)		12,326,532
13,736	Signify NV (Capital Goods)(a)		336,321
56,350	Swiss Re AG (Insurance)		7,195,182

			159,681,423

TOTAL COMMON STOCKS (Cost $1,596,499,516)			1,737,175,276

Shares	Description	Rate	Value

Preferred Stocks – 0.9%

Germany – 0.9%
183,943	Henkel AG & Co. KGaA (Household & Personal Products)	2.33%	15,928,180
2,543	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.31	658,780

TOTAL PREFERRED STOCKS (Cost $14,735,880)			16,586,960

Shares	Dividend Rate		Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,782,167	4.766%		6,782,167
(Cost $6,782,167)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,618,017,563)			1,760,544,403

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,792,150	4.766%	$19,792,150
(Cost $19,792,150)

TOTAL INVESTMENTS – 98.3% (Cost $1,637,809,713)		$1,780,336,553

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		30,557,951

NET ASSETS – 100.0%		$1,810,894,504

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Sector Name	% of Market Value

Financials	22.6%
Industrials	18.5
Health Care	13.8
Consumer Discretionary	11.0
Information Technology	8.1
Consumer Staples	8.0
Materials	7.1
Communication Services	3.2
Real Estate	2.4
Utilities	1.9
Energy	1.9
Investment Company	0.4
Securities Lending Reinvestment Vehicle	1.1

TOTAL INVESTMENTS	100.0%

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations: ADR —American Depositary Receipt
PLC —Public Limited Company REIT —Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	260	12/20/24	$13,671,283	$(62,052)
FTSE 100 Index	51	12/20/24	5,344,477	(142,265)
Hang Seng Index	11	11/28/24	1,439,717	(18,006)
MSCI Singapore Index	19	11/28/24	487,770	(14,999)
SPI 200 Index	17	12/19/24	2,285,088	(4,114)
TOPIX Index	41	12/12/24	7,270,929	461,705

Total Futures Contracts				$220,269

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 96.5%

Australia – 9.6%
1,048,223	AGL Energy Ltd. (Utilities)	$7,197,114
25,652,325	AMP Ltd. (Financial Services)	23,962,972
85,650	Breville Group Ltd. (Consumer Durables & Apparel)	1,780,279
67,047	Capricorn Metals Ltd. (Materials)*	275,594
2,574,776	Challenger Ltd. (Financial Services)	10,197,526
3,839,298	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	37,885,504
7,571,739	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	16,763,090
9,002,324	Deterra Royalties Ltd. (Materials)	21,779,405
1,698,455	Emerald Resources NL (Materials)*	4,664,914
353,624	Evolution Mining Ltd. (Materials)	1,212,419
174,599	Flight Centre Travel Group Ltd. (Consumer Services)	1,826,140
8,328,655	Gold Road Resources Ltd. (Materials)	10,862,845
407,872	HomeCo Daily Needs REIT REIT (Equity Real Estate Investment Trusts (REITs))	323,476
60,250	HUB24 Ltd. (Financial Services)	2,711,694
181,154	IGO Ltd. (Materials)	620,573
722,968	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	38,796,118
44,703	Magellan Financial Group Ltd. (Financial Services)	313,190
114,662	Megaport Ltd. (Software & Services)*	520,409
13,192	Monadelphous Group Ltd. (Capital Goods)	108,755
361,273	Netwealth Group Ltd. (Financial Services)	6,518,320
244,962	Neuren Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,971,557
75,711	Nick Scali Ltd. (Consumer Discretionary Distribution & Retail)	696,136
508,472	Nuix Ltd. (Software & Services)*	2,567,999
88,355	Perpetual Ltd. (Financial Services)	1,172,412
17,326,788	Perseus Mining Ltd. (Materials)	32,394,803
113,673	Pinnacle Investment Management Group Ltd. (Financial Services)	1,493,015

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
1,050,893	Premier Investments Ltd. (Consumer Discretionary Distribution & Retail)	$23,125,883
15,374,822	Ramelius Resources Ltd. (Materials)	23,988,225
1,149,608	Regis Resources Ltd. (Materials)*	2,025,037
45,526,132	Resolute Mining Ltd. (Materials)*	24,342,365
839,013	Technology One Ltd. (Software & Services)	13,372,190
908,469	Temple & Webster Group Ltd. (Consumer Discretionary Distribution & Retail)*	6,863,620
42,073,967	Vault Minerals Ltd. (Materials)*	10,836,959
2,754,422	Ventia Services Group Pty Ltd. (Capital Goods)	8,272,379
3,139,823	Waypoint REIT Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	5,115,677
162,440	WEB Travel Group, Ltd. (Consumer Services)*	426,595
1,708,849	West African Resources Ltd. (Materials)*	2,051,463
13,765,541	Westgold Resources Ltd. (Materials)	28,975,429
490,810	Yancoal Australia Ltd. (Energy)	2,100,249

		380,112,330

Austria – 1.1%
520,665	BAWAG Group AG (Banks)*(a)	40,356,565
62,207	EVN AG (Utilities)	1,728,858
4,904	Raiffeisen Bank International AG (Banks)	87,849

		42,173,272

Belgium – 0.7%
147,619	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	9,529,953
291,912	Colruyt Group NV (Consumer Staples Distribution & Retail)	13,621,926
9,025	KBC Ancora (Banks)	458,090
60,722	Proximus SADP (Telecommunication Services)	441,877
259,301	Umicore SA (Materials)	3,121,826

		27,173,672

Brazil – 0.0%
33,278	Pluxee NV (Commercial & Professional Services)*	700,412

China – 1.2%
23,912,600	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	46,457,301

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Denmark – 1.8%
31,751	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$743,462
6,441	Jyske Bank A/S (Banks)	449,139
470,797	NKT A/S (Capital Goods)*	44,140,522
515,236	Sydbank AS (Banks)	24,589,723

		69,922,846

Finland – 2.4%
480,030	Cargotec OYJ, Class B (Capital Goods)	29,021,255
326,335	Huhtamaki OYJ (Materials)	12,790,634
258,412	Kalmar OYJ, Class B (Capital Goods)*	8,047,198
577,768	Konecranes OYJ (Capital Goods)	39,886,456
691,705	Mandatum OYJ (Insurance)	3,194,224
156,813	Tokmanni Group Corp. (Consumer Discretionary Distribution & Retail)	1,787,609

		94,727,376

France – 2.5%
517,305	Coface SA (Insurance)	8,342,170
221,590	Elis SA (Commercial & Professional Services)	5,041,012
281,805	ICADE REIT (Equity Real Estate Investment Trusts (REITs))	7,370,889
247,641	IPSOS SA (Media & Entertainment)	12,160,632
11,681	JCDecaux SE (Media & Entertainment)*	220,593
341,472	Mercialys SA REIT (Equity Real Estate Investment Trusts (REITs))	4,028,845
14,740	Nexans SA (Capital Goods)	2,051,849
1,470,128	SCOR SE (Insurance)	31,629,624
3,104,023	Valeo SE (Automobiles & Components)	30,177,792

		101,023,406

Georgia – 0.4%
231,149	Bank of Georgia Group PLC (Banks)	12,399,098
125,804	TBC Bank Group PLC (Banks)	4,460,997

		16,860,095

Germany – 2.7%
535,943	Aroundtown SA (Real Estate Management & Development)*	1,595,786
8,439	Bilfinger SE (Commercial & Professional Services)	405,638
238,868	Duerr AG (Capital Goods)	5,535,546
78,219	Freenet AG (Telecommunication Services)	2,324,701
2,540,868	HelloFresh SE (Consumer Staples Distribution & Retail)*	28,140,262
92,409	Hensoldt AG (Capital Goods)	3,144,166

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
527,772	Nordex SE (Capital Goods)*	$7,521,044
15,744	Softwareone Holding AG (Technology Hardware & Equipment)*	142,207
35,466	Stroeer SE & Co. KGaA (Media & Entertainment)	2,104,416
1,276,607	TAG Immobilien AG (Real Estate Management & Development)*	21,222,070
2,185,653	TeamViewer SE (Software & Services)*	31,487,199
132,466	United Internet AG (Telecommunication Services)	2,712,032

		106,335,067

Hong Kong – 1.3%
1,179,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	1,912,280
3,876,000	Kerry Properties Ltd. (Real Estate Management & Development)	8,186,964
253,000	Stella International Holdings Ltd. (Consumer Durables & Apparel)	472,281
10,450,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	14,184,713
873,600	VTech Holdings Ltd. (Technology Hardware & Equipment)	6,502,974
10,275,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	21,600,412

		52,859,624

Indonesia – 0.1%
9,798,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	5,509,652

Ireland – 0.0%
740,075	Greencore Group PLC (Food, Beverage & Tobacco)*	1,984,924

Israel – 3.2%
88,576	Airport City Ltd. (Real Estate Management & Development)*	1,345,641
341,428	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	2,758,685
423,704	Amot Investments Ltd. (Real Estate Management & Development)	2,061,193
8,369,425	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	10,725,956

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
14,177	Big Shopping Centers Ltd. (Real Estate Management & Development)*	$1,694,969
30,649	Camtek Ltd. (Semiconductors & Semiconductor Equipment)	2,430,545
88,190	Clal Insurance Enterprises Holdings Ltd. (Insurance)*	1,689,912
11,296	Elco Ltd. (Capital Goods)	346,853
8,237	Enlight Renewable Energy Ltd. (Utilities)*	130,773
20,001	Fattal Holdings 1998 Ltd. (Consumer Services)*	2,517,433
135,197	First International Bank Of Israel Ltd. (The) (Banks)	5,999,298
20,415	Fox Wizel Ltd. (Consumer Discretionary Distribution & Retail)	1,498,681
211,479	G City Ltd. (Real Estate Management & Development)(b)	785,843
765,415	Harel Insurance Investments & Financial Services Ltd. (Insurance)	7,980,962
52,712	Israel Canada T.R Ltd. (Real Estate Management & Development)(b)	197,476
10,822	Israel Corp. Ltd. (Materials)	2,364,244
23,279	Melisron Ltd. (Real Estate Management & Development)	1,844,885
2,501,692	Mivne Real Estate KD Ltd. (Real Estate Management & Development)	6,821,343
99,020	Nova Ltd. (Semiconductors & Semiconductor Equipment)*	18,621,234
42,324	Perion Network Ltd. (Media & Entertainment)*	344,079
788,659	Phoenix Financial Ltd. (Insurance)	9,144,509
1,146,477	Plus500 Ltd. (Financial Services)	34,622,386
53,961	Shapir Engineering and Industry Ltd. (Capital Goods)*	353,883
695,036	Shufersal Ltd. (Consumer Staples Distribution & Retail)	6,154,262
19,049	Strauss Group Ltd. (Food, Beverage & Tobacco)	320,981
86,547	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	3,650,159

		126,406,185

Italy – 5.2%
13,111,048	A2A SpA (Utilities)	29,969,831
573,879	Anima Holding SpA (Financial Services)(a)	3,477,044
1,420,996	Azimut Holding SpA (Financial Services)	35,147,623
696,286	Banca Generali SpA (Financial Services)	30,856,317

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
5,571,570	Banca Monte dei Paschi di Siena SpA (Banks)	$30,576,868
4,004,965	Banca Popolare di Sondrio SpA (Banks)	29,870,558
2,027,940	BPER Banca SpA (Banks)	12,347,325
201,712	d’Amico International Shipping SA (Energy)	1,083,897
275,979	De’ Longhi SpA (Consumer Durables & Apparel)	8,625,696
3,001,939	Pirelli & C SpA (Automobiles & Components)(a)	16,403,627
23,059	Reply SpA (Software & Services)	3,515,504
301,798	Unipol Gruppo SpA (Insurance)	3,750,743

		205,625,033

Japan – 35.6%
116,300	ABC-Mart, Inc. (Consumer Discretionary Distribution & Retail)	2,278,759
12,914	Activia Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	27,541,736
52,400	ADEKA Corp. (Materials)	945,328
7,682	AEON REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	6,420,254
1,284,700	Air Water, Inc. (Materials)	16,160,318
599,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	8,643,852
85,800	Aoyama Trading Co. Ltd. (Consumer Discretionary Distribution & Retail)	735,788
193,500	Artience Co. Ltd. (Materials)	4,637,791
945,200	Bic Camera, Inc. (Consumer Discretionary Distribution & Retail)	10,519,918
130,200	BIPROGY, Inc. (Software & Services)	4,108,592
190,000	Central Glass Co. Ltd. (Capital Goods)	4,328,108
67,400	Chugoku Electric Power Co., Inc. (The) (Utilities)	490,515
571,400	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	3,397,047
874,900	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	11,206,430
19,197	Daiwa House REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	29,240,047
857,100	DCM Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	8,022,250
1,031,400	DIC Corp. (Materials)	22,454,878
235,000	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	3,445,887

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
94,000	Dowa Holdings Co. Ltd. (Materials)	$3,193,666
555,900	EDION Corp. (Consumer Discretionary Distribution & Retail)	6,438,306
209,000	Electric Power Development Co. Ltd. (Utilities)	3,492,685
155,100	Exedy Corp. (Automobiles & Components)	4,266,607
28,600	Financial Partners Group Co. Ltd. (Financial Services)	447,051
2,236,300	Food & Life Cos. Ltd. (Consumer Services)	44,098,999
7,800	Freee KK (Software & Services)*	145,559
1,095	Frontier Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,907,810
67,000	Fuji Corp. (Capital Goods)	985,890
8,500	Fujita Kanko, Inc. (Consumer Services)*	518,458
288,800	Fujitsu General Ltd. (Consumer Durables & Apparel)	3,601,554
440,200	Furukawa Electric Co. Ltd. (Capital Goods)	10,826,259
240	Global One Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	154,627
392,700	Glory Ltd. (Capital Goods)	6,369,407
45,100	GMO internet group, Inc. (Software & Services)	779,423
65,700	GMO Payment Gateway, Inc. (Financial Services)	3,935,241
120,300	GS Yuasa Corp. (Capital Goods)	2,128,324
49,300	Gunma Bank Ltd. (The) (Banks)	277,637
1,041,600	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	17,923,449
2,202,100	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	29,469,070
664,700	Hachijuni Bank Ltd. (The) (Banks)	3,647,699
1,188,200	Hazama Ando Corp. (Capital Goods)	8,776,652
64,900	Heiwa Corp. (Consumer Services)	886,251
1,276	Heiwa Real Estate REIT, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,019,495
1,440,300	HIS Co. Ltd. (Consumer Services)	16,506,133
162,000	Hokkaido Electric Power Co., Inc. (Utilities)	1,042,144
411,400	Hokuhoku Financial Group, Inc. (Banks)	4,299,741
1,038,200	Hokuriku Electric Power Co. (Utilities)	7,200,306

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
36,600	House Foods Group, Inc. (Food, Beverage & Tobacco)	$713,422
2,813	Hulic Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	2,436,043
2,022	Ichigo Office REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	1,037,991
1,997,500	Iino Kaiun Kaisha Ltd. (Transportation)	14,654,802
147,100	Internet Initiative Japan, Inc. (Telecommunication Services)	2,824,461
460,700	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	6,855,318
36,400	Izumi Co. Ltd. (Consumer Discretionary Distribution & Retail)	768,187
576,700	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	6,124,366
61,400	JAFCO Group Co. Ltd. (Financial Services)	825,085
1,096,800	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	20,346,497
2,816	Japan Excellent, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	2,177,834
79,100	Jeol Ltd. (Technology Hardware & Equipment)	2,934,256
3,595,400	JGC Holdings Corp. (Capital Goods)	30,860,355
441,000	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	8,006,502
310,500	Kagome Co. Ltd. (Food, Beverage & Tobacco)	6,150,810
170,500	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,356,784
64,100	Kamigumi Co. Ltd. (Transportation)	1,337,869
142,400	Kaneka Corp. (Materials)	3,490,398
519,400	Kawasaki Heavy Industries Ltd. (Capital Goods)	19,886,961
40,741	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	38,755,175
1,067,400	Kewpie Corp. (Food, Beverage & Tobacco)	25,242,217
86,300	Kobe Steel Ltd. (Materials)	930,116
198,200	Kohnan Shoji Co. Ltd. (Consumer Discretionary Distribution & Retail)	4,699,788
361,000	Kokuyo Co. Ltd. (Commercial & Professional Services)	5,807,895

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,434,500	Konica Minolta, Inc. (Technology Hardware & Equipment)	$26,860,574
49,600	Kumagai Gumi Co. Ltd. (Capital Goods)	1,146,945
140,700	Kura Sushi, Inc. (Consumer Services)(b)	3,694,787
32,600	Kurita Water Industries Ltd. (Capital Goods)	1,222,654
435,300	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	6,988,663
50,300	Life Corp. (Consumer Staples Distribution & Retail)	1,092,913
649,100	Lintec Corp. (Materials)	13,469,890
92,900	M&A Research Institute Holdings, Inc. (Financial Services)*	1,344,787
149,000	Mabuchi Motor Co. Ltd. (Capital Goods)	2,132,125
241,100	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	4,729,207
280,900	Maxell Ltd. (Technology Hardware & Equipment)	3,429,083
245,900	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	4,255,194
8,500	MEITEC Group Holdings, Inc. (Commercial & Professional Services)	162,888
279,200	Mitsubishi Gas Chemical Co., Inc. (Materials)	4,852,334
57,500	Mitsubishi Logistics Corp. (Transportation)	385,471
55,200	Mitsubishi Research Institute, Inc. (Software & Services)	1,525,380
112,600	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	3,572,719
475,700	Mitsui Mining & Smelting Co. Ltd. (Materials)	15,113,798
1,253,000	Mizuho Leasing Co. Ltd. (Financial Services)	8,200,265
1,756,300	Modec, Inc. (Energy)	38,242,353
94,700	Money Forward, Inc. (Software & Services)*	3,089,644
9,525	Mori Trust Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	3,847,891
1,044,500	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	19,537,038
309,800	Namura Shipbuilding Co. Ltd. (Capital Goods)(b)	3,192,961
1,020,900	NEC Networks & System Integration Corp. (Software & Services)	21,567,770
2,609,200	NGK Insulators Ltd. (Capital Goods)	32,142,979
383,000	Nichirei Corp. (Food, Beverage & Tobacco)	10,702,998

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
29,200	Nikkon Holdings Co. Ltd. (Transportation)	$373,831
505,800	Nippn Corp. (Food, Beverage & Tobacco)	7,292,634
999,500	Nippon Kayaku Co. Ltd. (Materials)	7,906,341
228,300	Nippon Light Metal Holdings Co. Ltd. (Materials)	2,440,009
203,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,448,962
761,400	Nippon Shokubai Co. Ltd. (Materials)	8,565,657
177,200	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	6,022,042
305,400	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	3,565,557
1,451,500	Nisshinbo Holdings, Inc. (Capital Goods)	9,216,421
941,000	Nissui Corp. (Food, Beverage & Tobacco)	5,716,031
36,400	NOK Corp. (Automobiles & Components)	521,890
437	Nomura Real Estate Master Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	412,535
52,700	Noritsu Koki Co. Ltd. (Capital Goods)	1,362,837
804,800	NS United Kaiun Kaisha Ltd. (Transportation)	22,773,828
1,391,700	NSK Ltd. (Capital Goods)	6,345,752
375,600	Nxera Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,998,473
60,900	OBIC Business Consultants Co. Ltd. (Software & Services)	2,692,149
5,330,600	Oji Holdings Corp. (Materials)	19,822,393
725,700	Okamura Corp. (Commercial & Professional Services)	9,120,166
2,340,600	Okasan Securities Group, Inc. (Financial Services)	9,293,919
1,717,100	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	11,224,656
203,400	Optorun Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,539,992
170,000	OSG Corp. (Capital Goods)	2,006,514
84,200	PKSHA Technology, Inc. (Software & Services)*(b)	1,936,645
7,300	Rakus Co. Ltd. (Software & Services)	97,611
248,600	Relo Group, Inc. (Real Estate Management & Development)	3,024,063
205,100	Resorttrust, Inc. (Consumer Services)	3,726,719

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
14,900	Rinnai Corp. (Consumer Durables & Apparel)	$326,414
234,700	Round One Corp. (Consumer Services)	1,485,415
87,200	Sangetsu Corp. (Consumer Durables & Apparel)	1,596,473
424,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	5,641,015
3,333,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	39,860,068
2,527,400	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	33,856,076
20,700	Seiko Group Corp. (Consumer Durables & Apparel)	521,764
1,351,600	Shikoku Electric Power Co., Inc. (Utilities)	12,096,251
458,400	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	23,596,593
156,600	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)*	5,600,235
4,926,300	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	28,135,885
208,900	Skylark Holdings Co. Ltd. (Consumer Services)*	3,235,499
1,944,900	Sojitz Corp. (Capital Goods)	39,747,395
58,900	Sotetsu Holdings, Inc. (Transportation)	924,095
93,300	Stanley Electric Co. Ltd. (Automobiles & Components)	1,595,732
4,083,400	Sumitomo Chemical Co. Ltd. (Materials)	10,901,618
1,047,600	Sumitomo Heavy Industries Ltd. (Capital Goods)	23,343,634
493,800	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	1,255,107
71,400	Sumitomo Osaka Cement Co. Ltd. (Materials)	1,759,389
55,700	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	570,850
480,000	Suzuken Co. Ltd. (Health Care Equipment & Services)	15,693,096
473,100	Systena Corp. (Software & Services)	1,123,648
303,200	Taiheiyo Cement Corp. (Materials)	6,605,302
139,100	Taikisha Ltd. (Capital Goods)	4,424,812
3,586,800	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	28,398,732
56,200	Tamron Co. Ltd. (Consumer Durables & Apparel)	1,581,539

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
113,400	TechnoPro Holdings, Inc. (Commercial & Professional Services)	$2,024,007
135,100	THK Co. Ltd. (Capital Goods)	2,230,427
156,800	Toa Corp. (Capital Goods)	1,009,411
412,900	Toda Corp. (Capital Goods)	2,499,138
12,500	Toei Animation Co. Ltd. (Media & Entertainment)	283,902
534,200	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	15,900,865
2,553,400	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	7,818,479
188,600	Tokuyama Corp. (Materials)	3,301,999
786,700	Tokyo Century Corp. (Financial Services)	8,003,690
4,700	Tokyo Kiraboshi Financial Group, Inc. (Banks)	126,427
291,700	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	4,763,403
5,982,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	37,335,747
195,800	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,012,633
1,333,300	Toyo Seikan Group Holdings Ltd. (Materials)	19,903,549
123,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	4,036,508
10,200	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)	570,545
91,900	UACJ Corp. (Materials)	3,024,866
30,700	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	1,435,453
7,049	United Urban Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	6,321,481
59,800	UT Group Co. Ltd. (Commercial & Professional Services)	1,014,660
6,129,900	Yamada Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	17,601,982
939,400	Yamazaki Baking Co. Ltd. (Food, Beverage & Tobacco)	19,077,926
11,100	Yodogawa Steel Works Ltd. (Materials)	392,280
226,800	Zeon Corp. (Materials)	2,111,633

		1,412,767,659

Jersey – 0.0%
33,988	JTC PLC (Financial Services)(a)	450,530

Netherlands – 1.9%
191,947	Aalberts NV (Capital Goods)	6,926,473

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
564,699	Arcadis NV (Commercial & Professional Services)	$39,101,923
2,221,570	Koninklijke BAM Groep NV (Capital Goods)	10,253,466
102,057	Koninklijke Vopak NV (Energy)	4,704,697
303,151	Van Lanschot Kempen NV (Financial Services)	13,856,459

		74,843,018

Norway – 2.2%
3,850,007	Aker Solutions ASA (Energy)	18,242,624
86,992	Crayon Group Holding ASA (Software & Services)*(a)	861,592
1,813,484	Europris ASA (Consumer Discretionary Distribution & Retail)(a)	11,190,041
1,646,966	Hoegh Autoliners ASA (Transportation)	17,333,062
5,162,813	MPC Container Ships ASA (Transportation)	10,175,621
6,822,494	Norwegian Air Shuttle ASA (Transportation)*	6,616,133
231,728	Schibsted ASA, Class B (Media & Entertainment)	7,267,384
201,908	Stolt-Nielsen Ltd. (Transportation)	5,745,096
249,903	Storebrand ASA (Insurance)	2,849,716
632,157	Wallenius Wilhelmsen ASA (Transportation)	6,285,135

		86,566,404

Portugal – 0.2%
7,562,677	Sonae SGPS SA (Consumer Staples Distribution & Retail)	7,477,712

Singapore – 0.6%
3,331,843	Hafnia Ltd. (Energy)	19,611,184
21,909	Kenon Holdings Ltd. (Utilities)	624,424
162,600	Venture Corp. Ltd. (Technology Hardware & Equipment)	1,630,848
1,438,600	Yangzijiang Financial Holding Ltd. (Financial Services)	435,774

		22,302,230

Spain – 1.3%
152,938	Fluidra SA (Capital Goods)	4,133,729
965,741	Indra Sistemas SA (Software & Services)	17,025,524
3,286,150	Inmobiliaria Colonial Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	19,917,323
57,817	Logista Integral SA (Transportation)	1,771,374
70,244	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	783,804
6,197,833	Unicaja Banco SA (Banks)(a)	7,791,310

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
6,297	Viscofan SA (Food, Beverage & Tobacco)	$420,563

		51,843,627

Sweden – 4.9%
828,215	AAK AB (Food, Beverage & Tobacco)	23,775,338
50,716	Ambea AB (Health Care Equipment & Services)(a)	434,618
1,328,820	Arjo AB, Class B (Health Care Equipment & Services)	4,382,842
18,673	Avanza Bank Holding AB (Financial Services)	388,957
427,496	Axfood AB (Consumer Staples Distribution & Retail)(b)	9,545,340
1,545,966	Betsson AB, Class B (Consumer Services)*	20,563,450
625,659	Bravida Holding AB (Commercial & Professional Services)(a)	4,644,755
34,012	Catena AB (Real Estate Management & Development)	1,559,055
132,143	Dometic Group AB (Automobiles & Components)(a)	717,591
1,755,561	Elekta AB, Class B (Health Care Equipment & Services)	10,575,654
2,801,290	Fortnox AB (Software & Services)	17,102,619
454,298	Hemnet Group AB (Media & Entertainment)	14,258,439
266,543	Hexatronic Group AB (Capital Goods)*(b)	1,091,737
1,400,568	Hexpol AB (Materials)	13,318,064
346,426	Inwido AB (Capital Goods)	6,288,279
149,776	Loomis AB (Commercial & Professional Services)	4,692,357
63,924	MEKO AB (Consumer Discretionary Distribution & Retail)	860,356
440,778	Mycronic AB (Technology Hardware & Equipment)	17,171,552
1,075,927	Samhallsbyggnadsbolaget i Norden AB (Real Estate Management & Development)(b)	571,923
1,403,771	SSAB AB, Class A (Materials)	6,754,158
7,759,790	SSAB AB, Class B (Materials)	36,604,340

		195,301,424

Switzerland – 4.1%
5,409	ALSO Holding AG (Technology Hardware & Equipment)	1,438,621
7,302,521	Aryzta AG (Food, Beverage & Tobacco)*	12,914,278
65,361	Belimo Holding AG (Capital Goods)	43,297,268
7,946	Burckhardt Compression Holding AG (Capital Goods)	5,841,752
17,806	Cembra Money Bank AG (Financial Services)	1,603,490

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
62,115	DKSH Holding AG (Capital Goods)	$4,438,070
2,379	dormakaba Holding AG (Capital Goods)	1,814,064
492	Forbo Holding AG (Capital Goods)	483,696
37,050	Huber + Suhner AG (Capital Goods)	3,506,647
4,439	Inficon Holding AG (Technology Hardware & Equipment)	5,318,602
7,668	Landis+Gyr Group AG (Technology Hardware & Equipment)*	617,695
287,275	PSP Swiss Property AG (Real Estate Management & Development)	40,795,914
148,122	Sulzer AG (Capital Goods)	22,835,054
37,389	Ypsomed Holding AG (Health Care Equipment & Services)	16,583,519
31,637	Zehnder Group AG (Capital Goods)	1,766,768

		163,255,438

United Kingdom – 12.4%
676,148	abrdn PLC (Financial Services)	1,151,926
5,333,664	B&M European Value Retail SA (Consumer Discretionary Distribution & Retail)	26,684,310
3,494,701	Babcock International Group PLC (Capital Goods)	21,269,476
84,288	Balfour Beatty PLC (Capital Goods)	483,432
3,278,501	Beazley PLC (Insurance)	31,959,720
1,016,134	Bellway PLC (Consumer Durables & Apparel)	37,158,825
117,005	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	1,822,536
1,351,161	Breedon Group PLC (Materials)	7,665,924
4,668,121	British Land Co. PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	24,021,943
573,396	Bytes Technology Group PLC (Software & Services)	3,339,175
839,107	Chemring Group PLC (Capital Goods)	3,870,495
63,922	Clarkson PLC (Transportation)	2,908,151
68,594	Computacenter PLC (Software & Services)	1,930,065
999,839	ConvaTec Group PLC (Health Care Equipment & Services)(a)	2,757,990
35,223	Cranswick PLC (Food, Beverage & Tobacco)	2,302,709
496,868	Deliveroo PLC (Consumer Services)*(a)	882,866
26,380	Derwent London PLC REIT (Equity Real Estate Investment Trusts (REITs))	744,944

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
27,830	Diploma PLC (Capital Goods)	$1,529,919
845,186	Direct Line Insurance Group PLC (Insurance)	1,787,163
79,073	Dunelm Group PLC (Consumer Discretionary Distribution & Retail)	1,133,084
725,840	easyJet PLC (Transportation)	4,783,052
14,943	Frasers Group PLC (Consumer Discretionary Distribution & Retail)*	147,780
99,181	Gamma Communications PLC (Telecommunication Services)	2,030,878
1,022,640	Grainger PLC (Real Estate Management & Development)	2,993,322
247,853	Greggs PLC (Consumer Services)	8,787,458
169,164	Hammerson PLC REIT (Equity Real Estate Investment Trusts (REITs))	626,902
162,273	Harbour Energy PLC (Energy)	577,381
67,131	Hiscox Ltd. (Insurance)(b)	936,602
2,217,270	IG Group Holdings PLC (Financial Services)	25,655,236
82,787	IMI PLC (Capital Goods)	1,763,305
165,815	Intermediate Capital Group PLC (Financial Services)	4,404,781
671,200	Investec PLC (Financial Services)	5,149,602
808,204	JET2 PLC (Transportation)	15,020,865
66,965	Johnson Matthey PLC (Materials)	1,288,591
829,292	Just Eat Takeaway.com NV (Consumer Services)*(a)	9,477,085
67,473	Keller Group PLC (Capital Goods)	1,414,215
824,999	Kier Group PLC (Capital Goods)	1,526,397
1,102,083	Lancashire Holdings Ltd. (Insurance)	8,967,026
8,866,493	Man Group PLC (Financial Services)	22,691,106
8,499,522	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	41,238,799
5,597,471	Mitie Group PLC (Commercial & Professional Services)	8,396,972
563,409	Ocado Group PLC (Consumer Staples Distribution & Retail)*	2,537,697
479,662	OSB Group PLC (Financial Services)	2,171,229
1,243,734	Paragon Banking Group PLC (Financial Services)	11,001,613
605,447	Playtech PLC (Consumer Services)*	5,667,839
5,715,263	QinetiQ Group PLC (Capital Goods)	33,737,174
36,575	Renew Holdings PLC (Capital Goods)	515,949

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
477,369	Rightmove PLC (Media & Entertainment)	$3,634,959
226,457	Rotork PLC (Capital Goods)	878,792
4,262,685	Serco Group PLC (Commercial & Professional Services)	9,631,589
1,591,483	Serica Energy PLC (Energy)	2,931,431
2,523,992	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts (REITs))	4,429,438
160,109	Spectris PLC (Technology Hardware & Equipment)	5,212,987
214,312	Subsea 7 SA (Energy)	3,293,941
403,521	Supermarket Income Reit PLC REIT (Equity Real Estate Investment Trusts (REITs))	369,128
2,068,403	Tate & Lyle PLC (Food, Beverage & Tobacco)	20,003,278
2,237,913	TP ICAP Group PLC (Financial Services)	6,478,348
88,368	Trainline PLC (Consumer Services)*(a)	443,479
870,097	Travis Perkins PLC (Capital Goods)	9,065,334
1,946,417	Tritax Big Box REIT PLC REIT (Equity Real Estate Investment Trusts (REITs))	3,541,340
288,258	Trustpilot Group PLC (Media & Entertainment)*(a)	921,802
221,462	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	2,505,191
1,346,775	Vistry Group PLC (Consumer Durables & Apparel)*	15,826,992
103,781	Weir Group PLC (The) (Capital Goods)	2,794,831
50,716	XPS Pensions Group PLC (Financial Services)	234,117
126,697	Yellow Cake PLC (Energy)*(a)	884,480
78,841	YouGov PLC (Media & Entertainment)	471,710
314,392	Zigup PLC (Transportation)	1,433,574

		493,900,250

United States – 1.1%
155,090	Carnival PLC ADR (Consumer Services)*	3,101,800
1,604,495	Signify NV (Capital Goods)(a)	39,285,529
663,730	Sinch AB (Software & Services)*(a)	1,982,085

		44,369,414

TOTAL COMMON STOCKS (Cost $3,508,415,130)		3,830,948,901

Shares	Description	Rate	Value

Preferred Stock – 0.2%

Germany – 0.2%
200,870	FUCHS SE (Materials)
(Cost $7,744,226)		2.61%	$ 9,375,001

Units	Description	Expiration Month	Value

Right – 0.0%

Italy – 0.0%
24,644	Reply SpA*
(Cost $0)			1

Shares	Dividend Rate		Value

Investment Company – 0.6%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
22,810,226	4.766%		22,810,226
(Cost $22,810,226)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,538,969,582)			3,863,134,129

Securities Lending Reinvestment Vehicle – 0.6%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
23,329,427	4.766%		23,329,427
(Cost $23,329,427)

TOTAL INVESTMENTS – 97.9% (Cost $3,562,299,009)			$ 3,886,463,556

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			84,666,748

NET ASSETS – 100.0%			$ 3,971,130,304

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	—American Depositary Receipt

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2024

Sector Name	% of Market Value

Industrials	21.8%

Financials	14.8

Consumer Discretionary	13.4

Materials	11.0

Real Estate	10.4

Consumer Staples	8.7

Information Technology	7.2

Health Care	5.3

Energy	2.3

Communication Services	2.3

Utilities	1.6

Investment Company	0.6

Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	360	12/20/24	$18,929,469	$(568,962)
FTSE 100 Index	81	12/20/24	8,488,287	(147,990)
Hang Seng Index	8	11/28/24	1,047,066	(13,026)
MSCI Singapore Index	35	11/28/24	898,523	(27,630)
SPI 200 Index	33	12/19/24	4,435,760	(40,079)
TOPIX Index	84	12/12/24	14,896,538	(75,438)

Total Futures Contracts				$(873,125)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities October 31, 2024

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,837,292,280, $1,611,235,396 and $3,516,159,356, respectively)(a)	$2,107,351,356	$1,753,762,236	$3,840,323,903
Investments in affiliated issuers, at value (cost $–, $6,782,167 and $22,810,226, respectively)	—	6,782,167	22,810,226
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	19,792,150	23,329,427
Cash	23,885,480	26,723,626	59,637,473
Foreign Currency, at value (cost $38,579,396, $13,727,292 and $20,482,292, respectively)	14,697,107	13,672,027	20,413,935
Receivables:
Investments sold	6,064,429	643,696	136,874,273
Dividends	2,073,843	5,556,619	15,931,371
Fund shares sold	1,260,664	1,237,149	4,598,171
Reimbursement from investment adviser	939,512	663,544	1,548,716
Collateral on certain derivative contracts	552,200	3,307	3,190,718
Foreign tax reclaims	477,235	7,682,347	9,278,813
Securities lending income	17,088	4,854	17,842
Other assets	71,340	73,006	91,726

Total assets	2,157,390,254	1,836,596,728	4,138,046,594

Liabilities:

Variation margin on futures contracts	73,431	300,258	426,603
Payables:
Foreign capital gains taxes	2,726,360	—	—
Fund shares redeemed	1,007,083	429,515	2,516,139
Investments purchased	777,231	4,866,821	139,954,226
Distribution and Service fees and Transfer Agency fees	52,599	54,213	87,894
Payable upon return of securities loaned	—	19,792,150	23,329,427
Accrued expenses	561,189	259,267	602,001

Total liabilities	5,197,893	25,702,224	166,916,290

Net Assets:

Paid-in capital	2,214,052,918	1,579,641,424	3,799,233,132
Total distributable earnings (loss)	(61,860,557)	231,253,080	171,897,172

NET ASSETS	$2,152,192,361	$1,810,894,504	$3,971,130,304

Net Assets:
Class A	$31,583,968	$77,366,950	$70,997,052
Class C	3,197,936	5,442,597	6,375,517
Institutional	1,328,130,952	877,283,267	3,347,607,516
Service	—	2,021,859	—
Investor	106,734,390	112,897,112	104,274,591
Class R6	602,473,229	325,564,861	405,863,401
Class R	23,785,679	6,541,081	—
Class P	56,286,207	403,776,777	36,012,227
Total Net Assets	$2,152,192,361	$1,810,894,504	$3,971,130,304
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,505,671	5,277,364	5,357,976
Class C	360,504	379,114	497,664
Institutional	147,944,973	57,795,145	253,126,787
Service	—	136,064	—
Investor	11,910,995	7,834,999	7,918,283
Class R6	67,182,710	21,465,125	30,606,009
Class R	2,703,172	461,445	—
Class P	6,276,964	26,647,984	2,716,164
Net asset value, offering and redemption price per share:(b)
Class A	$9.01	$14.66	$13.25
Class C	8.87	14.36	12.81
Institutional	8.98	15.18	13.23
Service	—	14.86	—
Investor	8.96	14.41	13.17
Class R6	8.97	15.17	13.26
Class R	8.80	14.18	—
Class P	8.97	15.15	13.26

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) October 31, 2024

(a)

Includes loaned securities having a market value of $–, $18,370,476 and $23,883,332 for Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund, respectively.

(b)

Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund is $9.53, $15.51 and $14.02, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2024

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $7,550,931, $4,796,683 and $16,697,298, respectively)	$58,483,042	$46,827,319	$137,277,076

Dividends — affiliated issuers	202,524	215,128	207,133

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	46,802	58,088	656,851

Total Investment Income	58,732,368	47,100,535	138,141,060

Expenses:

Management fees	19,535,183	13,177,063	30,449,397

Custody, accounting and administrative services	1,610,711	458,875	1,160,731

Transfer Agency fees(a)	863,876	806,225	1,638,436

Distribution and/or Service (12b-1) fees(a)	215,546	278,549	245,838

Professional fees	163,489	161,860	204,515

Registration fees	143,723	161,414	243,300

Printing and mailing costs	106,265	14,252	500,867

Trustee fees	30,691	30,136	34,583

Service fees — Class C	8,445	15,885	21,827

Shareholder Administration fees — Service Shares	—	5,901	—

Other	24,253	52,694	185,471

Total expenses	22,702,182	15,162,854	34,684,965

Less — expense reductions	(1,654,210)	(818,075)	(1,808,330)

Net expenses	21,047,972	14,344,779	32,876,635

NET INVESTMENT INCOME	37,684,396	32,755,756	105,264,425

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	118,012,931	187,649,239	303,828,295

Futures contracts	948,478	1,602,860	7,389,171

Foreign currency transactions	(1,633,739)	(49,790)	1,870,805

Forward foreign currency exchange contracts	(228,395)	(1,287)	68,298

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $618,235, $– and $–, respectively)	228,447,558	116,625,833	350,482,334

Futures contracts	426,725	204,810	1,283,290

Foreign currency translations	(11,324)	127,645	35,203

Net realized and unrealized gain	345,962,234	306,159,310	664,957,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$383,646,630	$338,915,066	$770,221,821

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights Fund	$75,962	$25,336	$–	$114,248	$45,577	$5,067	$498,998	$–	$102,751	$159,474	$34,274	$17,735
International Equity Insights Fund	193,467	47,656	5,901	31,525	116,080	9,531	321,731	944	136,069	92,005	9,457	120,408
International Small Cap Insights Fund	180,358	65,480	–	–	108,215	13,096	1,220,581	–	137,073	148,474	–	10,997

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$37,684,396	$44,831,788	$32,755,756	$41,963,742

Net realized gain (loss)	117,099,275	(79,645,622)	189,201,022	62,052,922

Net change in unrealized gain	228,862,959	240,570,276	116,958,288	162,158,919

Net increase in net assets resulting from operations	383,646,630	205,756,442	338,915,066	266,175,583

Distributions to shareholders:

From distributable earnings:

Class A Shares	(987,303)	(648,747)	(1,901,154)	(2,661,485)

Class C Shares	(92,251)	(50,511)	(113,202)	(214,926)

Institutional Shares	(44,413,799)	(27,005,939)	(20,182,549)	(26,688,204)

Service Shares	–	–	(56,767)	(69,208)

Investor Shares	(1,997,983)	(1,951,545)	(1,916,004)	(2,637,002)

Class R6 Shares	(17,515,640)	(12,780,576)	(7,577,922)	(16,439,891)

Class R Shares	(738,041)	(384,153)	(141,376)	(194,401)

Class P Shares	(2,787,817)	(1,800,643)	(10,730,751)	(13,005,096)

Total distributions to shareholders	(68,532,834)	(44,622,114)	(42,619,725)	(61,910,213)

From share transactions:

Proceeds from sales of shares	562,785,498	543,708,456	362,948,714	275,247,102

Reinvestment of distributions	59,020,622	39,227,947	29,400,825	44,885,211

Cost of shares redeemed	(498,098,725)	(564,060,858)	(360,458,380)	(621,302,000)

Net increase (decrease) in net assets resulting from share transactions	123,707,395	18,875,545	31,891,159	(301,169,687)

TOTAL INCREASE (DECREASE)	438,821,191	180,009,873	328,186,500	(96,904,317)

Net Assets:

Beginning of year	$1,713,371,170	$1,533,361,297	$1,482,708,004	$1,579,612,321

End of year	$2,152,192,361	$1,713,371,170	$1,810,894,504	$1,482,708,004

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund

	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$105,264,425	$81,502,859

Net realized gain (loss)	313,156,569	(15,791,068)

Net change in unrealized gain	351,800,827	240,681,019

Net increase in net assets resulting from operations	770,221,821	306,392,810

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,857,791)	(1,933,210)

Class C Shares	(192,065)	(224,982)

Institutional Shares	(82,101,317)	(68,595,559)

Investor Shares	(2,363,189)	(2,541,993)

Class R6 Shares	(14,626,286)	(15,528,105)

Class P Shares	(1,174,223)	(1,171,633)

Total distributions to shareholders	(102,314,871)	(89,995,482)

From share transactions:

Proceeds from sales of shares	1,045,699,623	787,848,859

Reinvestment of distributions	98,971,715	87,292,254

Cost of shares redeemed	(838,884,619)	(878,910,381)

Net increase (decrease) in net assets resulting from share transactions	305,786,719	(3,769,268)

TOTAL INCREASE	973,693,669	212,628,060

Net Assets:

Beginning of year	$2,997,436,635	$2,784,808,575

End of year	$3,971,130,304	$2,997,436,635

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.59	$6.86	$11.87	$10.25	$9.34

Net investment income(a)	0.14	0.17	0.21	0.18	0.10

Net realized and unrealized gain (loss)	1.57	0.72	(3.18)	1.53	0.96

Total from investment operations	1.71	0.89	(2.97)	1.71	1.06

Distributions to shareholders from net investment income	(0.29)	(0.16)	(0.17)	(0.09)	(0.15)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.29)	(0.16)	(2.04)	(0.09)	(0.15)

Net asset value, end of year	$9.01	$7.59	$6.86	$11.87	$10.25

Total Return(b)	23.06%	12.89%	(29.83)%	16.60%	11.56%

Net assets, end of year (in 000’s)	$31,584	$26,139	$27,678	$50,146	$52,068

Ratio of net expenses to average net assets	1.39%	1.42%	1.46%	1.46%	1.47%

Ratio of total expenses to average net assets	1.50%	1.52%	1.51%	1.51%	1.53%

Ratio of net investment income to average net assets	1.64%	2.19%	2.30%	1.45%	1.13%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.47	$6.75	$11.69	$10.10	$9.19

Net investment income(a)	0.07	0.11	0.14	0.09	0.04

Net realized and unrealized gain (loss)	1.55	0.71	(3.13)	1.50	0.94

Total from investment operations	1.62	0.82	(2.99)	1.59	0.98

Distributions to shareholders from net investment income	(0.22)	(0.10)	(0.08)	–	(0.07)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.22)	(0.10)	(1.95)	–	(0.07)

Net asset value, end of year	$8.87	$7.47	$6.75	$11.69	$10.10

Total Return(b)	22.12%	12.03%	(30.36)%	15.74%	10.65%

Net assets, end of year (in 000’s)	$3,198	$3,279	$3,163	$5,817	$5,905

Ratio of net expenses to average net assets	2.14%	2.17%	2.21%	2.21%	2.21%

Ratio of total expenses to average net assets	2.26%	2.26%	2.26%	2.26%	2.28%

Ratio of net investment income to average net assets	0.87%	1.44%	1.56%	0.74%	0.41%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.56	$6.85	$11.86	$10.24	$9.33

Net investment income(a)	0.17	0.19	0.24	0.23	0.14

Net realized and unrealized gain (loss)	1.57	0.72	(3.17)	1.52	0.96

Total from investment operations	1.74	0.91	(2.93)	1.75	1.10

Distributions to shareholders from net investment income	(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of year	$8.98	$7.56	$6.85	$11.86	$10.24

Total Return(b)	23.59%	13.28%	(29.64)%	17.07%	11.90%

Net assets, end of year (in 000’s)	$1,328,131	$1,074,796	$925,443	$1,029,785	$961,138

Ratio of net expenses to average net assets	1.06%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.14%	1.15%	1.13%	1.14%	1.16%

Ratio of net investment income to average net assets	1.96%	2.49%	2.76%	1.88%	1.53%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.55	$6.84	$11.83	$10.22	$9.32

Net investment income(a)	0.15	0.19	0.22	0.22	0.13

Net realized and unrealized gain (loss)	1.57	0.71	(3.14)	1.51	0.95

Total from investment operations	1.72	0.90	(2.92)	1.73	1.08

Distributions to shareholders from net investment income	(0.31)	(0.19)	(0.20)	(0.12)	(0.18)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.31)	(0.19)	(2.07)	(0.12)	(0.18)

Net asset value, end of year	$8.96	$7.55	$6.84	$11.83	$10.22

Total Return(b)	23.37%	13.16%	(29.69)%	16.96%	11.76%

Net assets, end of year (in 000’s)	$106,734	$48,549	$64,188	$103,200	$89,556

Ratio of net expenses to average net assets	1.14%	1.17%	1.21%	1.21%	1.22%

Ratio of total expenses to average net assets	1.25%	1.27%	1.26%	1.26%	1.28%

Ratio of net investment income to average net assets	1.74%	2.44%	2.51%	1.78%	1.39%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.56	$6.84	$11.85	$10.23	$9.33

Net investment income(a)	0.17	0.20	0.24	0.23	0.14

Net realized and unrealized gain (loss)	1.56	0.72	(3.17)	1.52	0.95

Total from investment operations	1.73	0.92	(2.93)	1.75	1.09

Distributions to shareholders from net investment income	(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of year	$8.97	$7.56	$6.84	$11.85	$10.23

Total Return(b)	23.46%	13.29%	(29.55)%	17.10%	11.81%

Net assets, end of year (in 000’s)	$602,473	$487,451	$417,309	$572,973	$465,604

Ratio of net expenses to average net assets	1.05%	1.08%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.13%	1.14%	1.13%	1.13%	1.15%

Ratio of net investment income to average net assets	1.92%	2.52%	2.72%	1.90%	1.53%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.42	$6.72	$11.66	$10.08	$9.20

Net investment income(a)	0.12	0.15	0.18	0.13	0.08

Net realized and unrealized gain (loss)	1.53	0.70	(3.10)	1.52	0.95

Total from investment operations	1.65	0.85	(2.92)	1.65	1.03

Distributions to shareholders from net investment income	(0.27)	(0.15)	(0.15)	(0.07)	(0.15)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.27)	(0.15)	(2.02)	(0.07)	(0.15)

Net asset value, end of year	$8.80	$7.42	$6.72	$11.66	$10.08

Total Return(b)	22.80%	12.61%	(30.08)%	16.43%	11.19%

Net assets, end of year (in 000’s)	$23,786	$19,937	$17,352	$24,710	$29,635

Ratio of net expenses to average net assets	1.64%	1.67%	1.71%	1.71%	1.72%

Ratio of total expenses to average net assets	1.76%	1.76%	1.76%	1.76%	1.78%

Ratio of net investment income to average net assets	1.37%	1.92%	2.08%	1.11%	0.91%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.56	$6.84	$11.85	$10.23	$9.33

Net investment income(a)	0.16	0.20	0.25	0.24	0.14

Net realized and unrealized gain (loss)	1.57	0.72	(3.18)	1.51	0.95

Total from investment operations	1.73	0.92	(2.93)	1.75	1.09

Distributions to shareholders from net investment income	(0.32)	(0.20)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	–	–	(1.87)	–	–

Total distributions	(0.32)	(0.20)	(2.08)	(0.13)	(0.19)

Net asset value, end of year	$8.97	$7.56	$6.84	$11.85	$10.23

Total Return(b)	23.47%	13.27%	(29.55)%	17.10%	11.80%

Net assets, end of year (in 000’s)	$56,286	$53,221	$78,229	$139,870	$112,229

Ratio of net expenses to average net assets	1.05%	1.08%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.13%	1.14%	1.13%	1.13%	1.15%

Ratio of net investment income to average net assets	1.91%	2.55%	2.73%	1.92%	1.48%

Portfolio turnover rate(c)	168%	165%	167%	189%	178%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.14		$10.75		$14.76	$11.40	$12.46

Net investment income(a)	0.23	(b)	0.27	(c)	0.31	0.22	0.14

Net realized and unrealized gain (loss)	2.63		1.54		(3.46)	3.35	(0.92)

Total from investment operations	2.86		1.81		(3.15)	3.57	(0.78)

Distributions to shareholders from net investment income	(0.34)		(0.42)		(0.41)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.34)		(0.42)		(0.86)	(0.21)	(0.28)

Net asset value, end of year	$14.66		$12.14		$10.75	$14.76	$11.40

Total Return(d)	23.79%		17.17%		(22.56)%	31.50%	(6.44)%

Net assets, end of year (in 000’s)	$77,367		$68,093		$69,254	$103,852	$204,087

Ratio of net expenses to average net assets	1.18%		1.19%		1.18%	1.17%	1.17%

Ratio of total expenses to average net assets	1.23%		1.24%		1.22%	1.21%	1.23%

Ratio of net investment income to average net assets	1.58	%(b)	2.26	%(c)	2.44%	1.55%	1.22%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.88		$10.49		$14.42	$11.13	$12.13

Net investment income(a)	0.11	(b)	0.18	(c)	0.21	0.15	0.05

Net realized and unrealized gain (loss)	2.59		1.51		(3.39)	3.24	(0.90)

Total from investment operations	2.70		1.69		(3.18)	3.39	(0.85)

Distributions to shareholders from net investment income	(0.22)		(0.30)		(0.30)	(0.10)	(0.15)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.22)		(0.30)		(0.75)	(0.10)	(0.15)

Net asset value, end of year	$14.36		$11.88		$10.49	$14.42	$11.13

Total Return(d)	22.85%		16.26%		(23.16)%	30.53%	(7.08)%

Net assets, end of year (in 000’s)	$5,443		$6,529		$8,393	$14,406	$13,484

Ratio of net expenses to average net assets	1.93%		1.94%		1.93%	1.92%	1.92%

Ratio of total expenses to average net assets	1.98%		1.99%		1.97%	1.96%	1.98%

Ratio of net investment income to average net assets	0.82	%(b)	1.48	%(c)	1.69%	1.05%	0.42%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.56		$11.11		$15.23	$11.76	$12.83

Net investment income(a)	0.29	(b)	0.33	(c)	0.36	0.33	0.18

Net realized and unrealized gain (loss)	2.72		1.59		(3.57)	3.40	(0.93)

Total from investment operations	3.01		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of year	$15.18		$12.56		$11.11	$15.23	$11.76

Total Return(d)	24.24%		17.61%		(22.27)%	31.93%	(6.07)%

Net assets, end of year (in 000’s)	$877,283		$667,420		$675,506	$1,227,429	$810,510

Ratio of net expenses to average net assets	0.82%		0.82%		0.81%	0.80%	0.79%

Ratio of total expenses to average net assets	0.87%		0.87%		0.85%	0.84%	0.85%

Ratio of net investment income to average net assets	1.96	%(b)	2.60	%(c)	2.74%	2.25%	1.54%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.31		$10.88		$14.91	$11.52	$12.57

Net investment income(a)	0.22	(b)	0.26	(c)	0.30	0.25	0.12

Net realized and unrealized gain (loss)	2.66		1.57		(3.52)	3.33	(0.91)

Total from investment operations	2.88		1.83		(3.22)	3.58	(0.79)

Distributions to shareholders from net investment income	(0.33)		(0.40)		(0.36)	(0.19)	(0.26)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.33)		(0.40)		(0.81)	(0.19)	(0.26)

Net asset value, end of year	$14.86		$12.31		$10.88	$14.91	$11.52

Total Return(d)	23.66%		17.03%		(22.69)%	31.25%	(6.50)%

Net assets, end of year (in 000’s)	$2,022		$2,153		$1,887	$2,927	$3,675

Ratio of net expenses to average net assets	1.32%		1.32%		1.31%	1.30%	1.29%

Ratio of total expenses to average net assets	1.37%		1.37%		1.35%	1.34%	1.35%

Ratio of net investment income to average net assets	1.54	%(b)	2.13	%(c)	2.33%	1.71%	1.03%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.94		$10.58		$14.55	$11.19	$12.23

Net investment income(a)	0.27	(b)	0.30	(c)	0.34	0.25	0.16

Net realized and unrealized gain (loss)	2.57		1.51		(3.42)	3.30	(0.89)

Total from investment operations	2.84		1.81		(3.08)	3.55	(0.73)

Distributions to shareholders from net investment income	(0.37)		(0.45)		(0.44)	(0.19)	(0.31)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.37)		(0.45)		(0.89)	(0.19)	(0.31)

Net asset value, end of year	$14.41		$11.94		$10.58	$14.55	$11.19

Total Return(d)	24.10%		17.48%		(22.39)%	31.90%	(6.21)%

Net assets, end of year (in 000’s)	$112,897		$61,176		$69,844	$96,352	$311,446

Ratio of net expenses to average net assets	0.93%		0.94%		0.93%	0.92%	0.92%

Ratio of total expenses to average net assets	0.98%		0.99%		0.97%	0.96%	0.98%

Ratio of net investment income to average net assets	1.91	%(b)	2.47	%(c)	2.73%	1.86%	1.42%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.55		$11.10		$15.22	$11.75	$12.82

Net investment income(a)	0.29	(b)	0.33	(c)	0.37	0.33	0.19

Net realized and unrealized gain (loss)	2.72		1.59		(3.58)	3.40	(0.94)

Total from investment operations	3.01		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of year	$15.17		$12.55		$11.10	$15.22	$11.75

Total Return(d)	24.35%		17.55%		(22.28)%	31.97%	(6.06)%

Net assets, end of year (in 000’s)	$325,565		$327,287		$407,364	$627,430	$522,707

Ratio of net expenses to average net assets	0.81%		0.81%		0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	0.86%		0.86%		0.84%	0.83%	0.84%

Ratio of net investment income to average net assets	1.96	%(b)	2.59	%(c)	2.85%	2.24%	1.61%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.76		$10.41		$14.32	$11.08	$12.10

Net investment income(a)	0.19	(b)	0.24	(c)	0.27	0.21	0.11

Net realized and unrealized gain (loss)	2.54		1.50		(3.37)	3.21	(0.89)

Total from investment operations	2.73		1.74		(3.10)	3.42	(0.78)

Distributions to shareholders from net investment income	(0.31)		(0.39)		(0.36)	(0.18)	(0.24)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.31)		(0.39)		(0.81)	(0.18)	(0.24)

Net asset value, end of year	$14.18		$11.76		$10.41	$14.32	$11.08

Total Return(d)	23.46%		16.93%		(22.79)%	31.19%	(6.69)%

Net assets, end of year (in 000’s)	$6,541		$5,254		$5,383	$7,896	$8,321

Ratio of net expenses to average net assets	1.43%		1.44%		1.43%	1.42%	1.42%

Ratio of total expenses to average net assets	1.48%		1.49%		1.47%	1.46%	1.48%

Ratio of net investment income to average net assets	1.35	%(b)	1.99	%(c)	2.20%	1.56%	0.99%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.54		$11.09		$15.21	$11.74	$12.81

Net investment income(a)	0.29	(b)	0.33	(c)	0.38	0.33	0.19

Net realized and unrealized gain (loss)	2.71		1.59		(3.59)	3.40	(0.94)

Total from investment operations	3.00		1.92		(3.21)	3.73	(0.75)

Distributions to shareholders from net investment income	(0.39)		(0.47)		(0.46)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	–		–		(0.45)	–	–

Total distributions	(0.39)		(0.47)		(0.91)	(0.26)	(0.32)

Net asset value, end of year	$15.15		$12.54		$11.09	$15.21	$11.74

Total Return(d)	24.30%		17.56%		(22.29)%	32.00%	(6.06)%

Net assets, end of year (in 000’s)	$403,777		$344,796		$341,982	$470,881	$357,875

Ratio of net expenses to average net assets	0.81%		0.81%		0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	0.86%		0.86%		0.84%	0.83%	0.84%

Ratio of net investment income to average net assets	1.96	%(b)	2.61	%(c)	2.95%	2.24%	1.62%

Portfolio turnover rate(e)	167%		157%		151%	164%	160%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class A Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.92		$10.14	$14.32	$10.96	$11.77

Net investment income(a)	0.31	(b)	0.26	0.32	0.27	0.08

Net realized and unrealized gain (loss)	2.34		0.81	(4.10)	3.28	(0.52)

Total from investment operations	2.65		1.07	(3.78)	3.55	(0.44)

Distributions to shareholders from net investment income	(0.32)		(0.29)	(0.40)	(0.19)	(0.37)

Net asset value, end of year	$13.25		$10.92	$10.14	$14.32	$10.96

Total Return(c)	24.63%		10.55%	(27.07)%	32.65%	(3.98)%

Net assets, end of year (in 000’s)	$70,997		$71,921	$69,230	$150,934	$120,602

Ratio of net expenses to average net assets	1.23%		1.24%	1.24%	1.24%	1.25%

Ratio of total expenses to average net assets	1.28%		1.29%	1.28%	1.30%	1.31%

Ratio of net investment income to average net assets	2.42	%(b)	2.25%	2.63%	1.96%	0.76%

Portfolio turnover rate(d)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class C Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.55		$9.77	$13.81	$10.56	$11.34

Net investment income(a)	0.19	(b)	0.16	0.23	0.16	–(c)

Net realized and unrealized gain (loss)	2.29		0.79	(3.98)	3.17	(0.51)

Total from investment operations	2.48		0.95	(3.75)	3.33	(0.51)

Distributions to shareholders from net investment income	(0.22)		(0.17)	(0.29)	(0.08)	(0.27)

Net asset value, end of year	$12.81		$10.55	$9.77	$13.81	$10.56

Total Return(d)	23.69%		9.77%	(27.65)%	31.67%	(4.71)%

Net assets, end of year (in 000’s)	$6,376		$10,025	$13,111	$28,406	$29,190

Ratio of net expenses to average net assets	1.98%		1.99%	1.99%	1.99%	2.00%

Ratio of total expenses to average net assets	2.03%		2.04%	2.03%	2.05%	2.06%

Ratio of net investment income (loss) to average net assets	1.53	%(b)	1.48%	1.92%	1.20%	(0.01)%

Portfolio turnover rate(e)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Institutional Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.90		$10.13	$14.33	$10.97	$11.78

Net investment income(a)	0.36	(b)	0.30	0.38	0.33	0.12

Net realized and unrealized gain (loss)	2.34		0.81	(4.11)	3.27	(0.52)

Total from investment operations	2.70		1.11	(3.73)	3.60	(0.40)

Distributions to shareholders from net investment income	(0.37)		(0.34)	(0.47)	(0.24)	(0.41)

Net asset value, end of year	$13.23		$10.90	$10.13	$14.33	$10.97

Total Return(c)	25.17%		10.96%	(26.80)%	33.11%	(3.61)%

Net assets, end of year (in 000’s)	$3,347,608		$2,353,230	$2,097,460	$2,579,024	$1,608,195

Ratio of net expenses to average net assets	0.87%		0.88%	0.87%	0.87%	0.87%

Ratio of total expenses to average net assets	0.92%		0.93%	0.91%	0.92%	0.93%

Ratio of net investment income to average net assets	2.82	%(b)	2.64%	3.14%	2.39%	1.13%

Portfolio turnover rate(d)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Investor Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.85		$10.08	$14.26	$10.92	$11.72

Net investment income(a)	0.34	(b)	0.28	0.36	0.30	0.10

Net realized and unrealized gain (loss)	2.33		0.81	(4.09)	3.26	(0.51)

Total from investment operations	2.67		1.09	(3.73)	3.56	(0.41)

Distributions to shareholders from net investment income	(0.35)		(0.32)	(0.45)	(0.22)	(0.39)

Net asset value, end of year	$13.17		$10.85	$10.08	$14.26	$10.92

Total Return(c)	25.03%		10.83%	(26.90)%	32.88%	(3.72)%

Net assets, end of year (in 000’s)	$104,275		$74,012	$89,627	$141,731	$131,558

Ratio of net expenses to average net assets	0.98%		1.00%	0.99%	0.99%	1.00%

Ratio of total expenses to average net assets	1.03%		1.04%	1.03%	1.05%	1.06%

Ratio of net investment income to average net assets	2.69	%(b)	2.48%	2.98%	2.21%	0.95%

Portfolio turnover rate(d)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.93		$10.15	$14.36	$10.99	$11.80

Net investment income(a)	0.36	(b)	0.30	0.38	0.31	0.13

Net realized and unrealized gain (loss)	2.34		0.82	(4.12)	3.29	(0.52)

Total from investment operations	2.70		1.12	(3.74)	3.60	(0.39)

Distributions to shareholders from net investment income	(0.37)		(0.34)	(0.47)	(0.23)	(0.42)

Net asset value, end of year	$13.26		$10.93	$10.15	$14.36	$10.99

Total Return(c)	25.10%		11.04%	(26.81)%	33.12%	(3.60)%

Net assets, end of year (in 000’s)	$405,863		$452,434	$479,843	$878,443	$963,821

Ratio of net expenses to average net assets	0.86%		0.87%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.90%		0.92%	0.90%	0.91%	0.92%

Ratio of net investment income to average net assets	2.85	%(b)	2.64%	3.06%	2.26%	1.19%

Portfolio turnover rate(d)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class P Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.93		$10.15	$14.36	$10.99	$11.80

Net investment income(a)	0.35	(b)	0.30	0.38	0.33	0.12

Net realized and unrealized gain (loss)	2.35		0.82	(4.12)	3.28	(0.51)

Total from investment operations	2.70		1.12	(3.74)	3.61	(0.39)

Distributions to shareholders from net investment income	(0.37)		(0.34)	(0.47)	(0.24)	(0.42)

Net asset value, end of year	$13.26		$10.93	$10.15	$14.36	$10.99

Total Return(c)	25.10%		11.04%	(26.81)%	33.15%	(3.60)%

Net assets, end of year (in 000’s)	$36,012		$35,815	$35,538	$59,410	$43,631

Ratio of net expenses to average net assets	0.86%		0.87%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	0.90%		0.92%	0.90%	0.92%	0.92%

Ratio of net investment income to average net assets	2.78	%(b)	2.65%	3.15%	2.41%	1.08%

Portfolio turnover rate(d)	165%		163%	156%	185%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements October 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Emerging Markets Equity Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs International Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs International Small Cap Insights Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

55

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the

57

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2024:

Emerging Markets Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$20,054,709	$34,114,776	$—
Asia	81,824,532	1,785,051,310	—
Europe	1,763,099	21,732,070	—
North America	39,309,719	—	—
South America	84,336,649	39,164,491	—

Total	$227,288,708	$1,880,062,647	$—

Derivative Type

Assets

Futures Contracts(b)	$426,725	$—	$—

International Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$4,313,308	$—
Asia	17,116,503	465,766,436	—
Europe	60,547,758	925,817,208	—
North America	31,364,947	128,316,476	—
Oceania	4,363,788	116,155,812	—
Investment Company	6,782,167	—	—
Securities Lending Reinvestment Vehicle	19,792,150	—	—

Total	$139,967,313	$1,640,369,240	$—

Derivative Type

Assets

Futures Contracts(b)	$461,705	$—	$—

Liabilities

Futures Contracts(b)	$(241,436)	$—	$—

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Small Cap Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$35,505,211	$1,630,797,441	$—
Europe	288,549,475	1,460,289,620	—
North America	3,101,800	41,267,614	—
Oceania	—	380,112,330	—
South America	—	700,412	—
Investment Company	22,810,226	—	—
Securities Lending Reinvestment Vehicle	23,329,427	—	—

Total	$373,296,139	$3,513,167,417	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(873,125)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

Emerging Markets Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$426,725	Variation margin on futures contracts	$—

International Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$461,705	Variation margin on futures contracts	$(241,436)

International Small Cap Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(873,125)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of October 31, 2024 is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(228,395)	$–

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	948,478	426,725

Total		$720,083	$426,725

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	(1,287)	–

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,602,860	204,810

Total		$1,601,573	$204,810

International Small Cap Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	68,298	–

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	7,389,171	1,283,290

Total		$7,457,469	$1,283,290

For the fiscal year ended October 31, 2024, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts

Emerging Markets Equity Insights Fund	525	585,747

International Equity Insights Fund	305	–

International Small Cap Insights Fund	807	7,503,726

(a)

Amounts disclosed represent average number of contracts for futures, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2024.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Equity Insights Fund	1.00%	1.00%	0.90%	0.86%	0.84%	1.00%	1.00%

International Equity Insights Fund	0.81	0.73	0.69	0.68	0.67	0.78	0.78

International Small Cap Insights Fund	0.85	0.85	0.77	0.73	0.72	0.81	0.81

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended October 31, 2024, GSAM waived $5,828, $6,665 and $6,243 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Emerging Markets Equity Insights Fund	$2,769	$—

International Equity Insights Fund	2,111	—

International Small Cap Insights Fund	4,455	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Effective February 28, 2024, Goldman Sachs has agreed to waive 0.02% of the average daily net assets of Class A, Class C, Investor, and Class R Shares of the Emerging Markets Equity Insights Fund through at least February 28, 2025. Prior to February 28, 2024, Goldman Sachs waived its transfer agent fee equal to 0.06% as an annual rate of the average net assets attributable to Class A, Class C, Investor, and Class R6 Shares of the Emerging Markets Equity Insights Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.014%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to February 28, 2024, the Other Expense limitations as an annual percentage rate of average daily net assets for the Emerging Markets Equity Insights Fund was 0.054%. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Equity Insights Fund	$5,828	$38,940	$1,609,442	$1,654,210

International Equity Insights Fund	6,665	–	811,410	818,075

International Small Cap Insights Fund	6,243	–	1,802,087	1,808,330

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of October 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended October 31, 2024:

Emerging Markets Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$479,345,005	$(479,345,005)	$–	$–	$–	–	$202,524	$–

International Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	167,640,751	(160,858,584)	–	–	6,782,167	6,782,167	215,128	–

International Small Cap Insights Fund

Underlying Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	180,981,576	(158,171,350)	–	–	22,810,226	22,810,226	207,133	–

63

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2024, were as follows:

Fund	Purchases	Sales

Emerging Markets Equity Insights Fund	$3,238,184,448	$3,207,090,703

International Equity Insights Fund	2,741,252,713	2,745,134,795

International Small Cap Insights Fund	6,283,972,461	5,988,008,139

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended October 31, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING (continued)

	For the Fiscal Year ended October 31, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2024

Emerging Markets Equity Insights Fund	$5,193	$—	$—

International Equity Insights Fund	6,467	4,059	—

International Small Cap Insights Fund	72,138	81,822	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended October 31, 2024.

Fund	Beginning value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2024

Emerging Markets Equity Insights Fund	$344,000	$66,726,625	$(67,070,625)	$—

International Equity Insights Fund	19,690,260	207,126,779	(207,024,889)	19,792,150

International Small Cap Insights Fund	20,934,214	666,494,564	(664,099,351)	23,329,427

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2024 were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Distributions paid from:

Ordinary Income	$68,532,834	$42,619,725	$102,314,871

Total taxable distributions	$68,532,834	$42,619,725	$102,314,871

The tax character of distributions paid during the fiscal year ended October 31, 2023 were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Distributions paid from:

Ordinary Income	$44,622,114	$61,910,213	$89,995,482

Total taxable distributions	$44,622,114	$61,910,213	$89,995,482

As of October 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

8. TAX INFORMATION (continued)

	Emerging Markets Equity Insights Fund*	International Equity Insights Fund*	International Small Cap Insights Fund*

Undistributed ordinary income — net	$28,640,109	$42,560,460	$163,794,906

Undistributed long-term capital gains	—	59,032,451	—

Total undistributed earnings	$28,640,109	$101,592,911	$163,794,906

Capital loss carryforwards:

Perpetual Short-Term	(314,354,623)	—	(240,529,449)

Perpetual Long-Term	(10,014,511)	—	—

Total capital loss carryforwards	(324,369,134)	—	(240,529,449)

Unrealized gains (losses) — net	233,868,468	129,660,169	248,631,715

Total accumulated earnings (losses) — net	$(61,860,557)	$231,253,080	$171,897,172

*  The Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund utilized $102,015,610, $119,340,705, and $267,058,255 of capital losses in the current fiscal year, respectively.

As of October 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Tax Cost	$1,872,306,112	$1,650,606,498	$3,635,907,624

Gross unrealized gain	321,156,392	186,490,561	385,509,100

Gross unrealized loss	(87,287,924)	(56,830,392)	(136,877,385)

Net unrealized gain (loss)	$233,868,468	$129,660,169	$248,631,715

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

9. OTHER RISKS (continued)

sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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Notes to Financial Statements (continued) October 31, 2024

9. OTHER RISKS (continued)

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,052,104	$9,193,791	996,500	$7,732,206

Reinvestment of distributions	124,725	984,081	86,134	646,869

Shares redeemed	(1,115,617)	(9,652,744)	(1,670,888)	(13,070,206)

	61,212	525,128	(588,254)	(4,691,131)

Class C Shares

Shares sold	19,803	171,586	112,179	858,313

Reinvestment of distributions	11,797	92,252	6,789	50,511

Shares redeemed	(110,081)	(932,283)	(148,347)	(1,153,684)

	(78,481)	(668,445)	(29,379)	(244,860)

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	32,534,663	$279,879,535	46,936,674	$362,557,037

Reinvestment of distributions	4,813,416	37,737,184	3,109,679	23,198,208

Shares redeemed	(31,489,873)	(266,482,737)	(43,063,312)	(331,377,624)

	5,858,206	51,133,982	6,983,041	54,377,621

Investor Shares

Shares sold	7,506,615	66,541,436	3,582,105	27,800,712

Reinvestment of distributions	255,164	1,997,938	261,952	1,951,545

Shares redeemed	(2,281,307)	(19,677,061)	(6,803,777)	(53,519,654)

	5,480,472	48,862,313	(2,959,720)	(23,767,397)

Class R6 Shares

Shares sold	20,067,709	176,275,110	15,715,063	121,608,329

Reinvestment of distributions	1,875,263	14,683,309	1,502,821	11,196,018

Shares redeemed	(19,272,647)	(161,119,440)	(13,693,737)	(107,034,069)

	2,670,325	29,838,979	3,524,147	25,770,278

Class R Shares

Shares sold	461,023	3,901,916	557,955	4,231,561

Reinvestment of distributions	95,601	738,041	52,195	384,153

Shares redeemed	(539,905)	(4,525,066)	(507,468)	(3,928,904)

	16,719	114,891	102,682	686,810

Class P Shares

Shares sold	3,270,888	26,822,124	2,500,065	18,920,298

Reinvestment of distributions	356,043	2,787,817	241,697	1,800,643

Shares redeemed	(4,393,115)	(35,709,394)	(7,131,624)	(53,976,717)

	(766,184)	(6,099,453)	(4,389,862)	(33,255,776)

NET INCREASE IN SHARES	13,242,269	$123,707,395	2,642,655	$18,875,545

	International Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	710,806	$10,081,919	801,820	$9,807,431

Reinvestment of distributions	125,043	1,640,559	205,096	2,342,201

Shares redeemed	(1,165,571)	(16,436,796)	(1,844,402)	(22,777,717)

	(329,722)	(4,714,318)	(837,486)	(10,628,085)

Class C Shares

Shares sold	14,864	210,948	37,441	442,775

Reinvestment of distributions	7,592	98,164	15,940	179,321

Shares redeemed	(193,043)	(2,675,070)	(304,160)	(3,640,739)

	(170,587)	(2,365,958)	(250,779)	(3,018,643)

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	13,645,477	$202,460,556	12,179,148	$154,986,550

Reinvestment of distributions	658,887	8,921,323	1,053,147	12,406,075

Shares redeemed	(9,635,738)	(140,256,154)	(20,929,953)	(261,177,988)

	4,668,626	71,125,725	(7,697,658)	(93,785,363)

Service Shares

Shares sold	32,286	449,571	25,525	318,132

Reinvestment of distributions	4,081	54,354	5,584	64,720

Shares redeemed	(75,221)	(1,093,126)	(29,603)	(365,537)

	(38,854)	(589,201)	1,506	17,315

Investor Shares

Shares sold	3,738,050	52,824,814	1,502,091	18,184,930

Reinvestment of distributions	148,874	1,916,004	235,236	2,637,002

Shares redeemed	(1,174,001)	(16,353,329)	(3,218,560)	(38,763,011)

	2,712,923	38,387,489	(1,481,233)	(17,941,079)

Class R6 Shares

Shares sold	5,060,197	74,819,341	3,833,962	49,258,970

Reinvestment of distributions	436,112	5,900,598	1,194,421	14,058,339

Shares redeemed	(10,106,894)	(137,416,924)	(15,662,192)	(196,568,662)

	(4,610,585)	(56,696,985)	(10,633,809)	(133,251,353)

Class R Shares

Shares sold	99,240	1,368,340	63,377	759,411

Reinvestment of distributions	10,942	139,072	17,370	192,457

Shares redeemed	(95,647)	(1,315,988)	(150,755)	(1,800,839)

	14,535	191,424	(70,008)	(848,971)

Class P Shares

Shares sold	1,468,063	20,733,225	3,427,765	41,488,903

Reinvestment of distributions	793,695	10,730,751	1,105,875	13,005,096

Shares redeemed	(3,106,938)	(44,910,993)	(7,883,339)	(96,207,507)

	(845,180)	(13,447,017)	(3,349,699)	(41,713,508)

NET INCREASE (DECREASE) IN SHARES	1,401,156	$31,891,159	(24,319,166)	$(301,169,687)

	International Small Cap Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	851,238	$10,854,176	1,266,122	$14,298,588

Reinvestment of distributions	145,370	1,729,909	163,045	1,773,932

Shares redeemed	(2,225,798)	(27,218,180)	(1,672,165)	(19,124,963)

	(1,229,190)	(14,634,095)	(242,998)	(3,052,443)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	10,731	$130,306	14,373	$159,636

Reinvestment of distributions	16,580	191,994	21,115	223,401

Shares redeemed	(480,136)	(5,917,702)	(427,137)	(4,748,163)

	(452,825)	(5,595,402)	(391,649)	(4,365,126)

Institutional Shares

Shares sold	72,157,475	915,754,478	61,522,295	697,981,368

Reinvestment of distributions	6,697,408	79,297,310	6,116,747	66,244,372

Shares redeemed	(41,597,942)	(532,394,344)	(58,855,175)	(669,583,688)

	37,256,941	462,657,444	8,783,867	94,642,052

Investor Shares

Shares sold	2,849,849	36,785,973	1,611,722	18,426,944

Reinvestment of distributions	200,270	2,363,189	235,588	2,541,993

Shares redeemed	(1,950,311)	(24,549,725)	(3,918,701)	(44,316,906)

	1,099,808	14,599,437	(2,071,391)	(23,347,969)

Class R6 Shares

Shares sold	6,293,267	81,852,739	4,891,142	56,256,590

Reinvestment of distributions	1,199,400	14,236,876	1,415,374	15,356,814

Shares redeemed	(18,285,363)	(240,497,090)	(12,170,056)	(136,666,528)

	(10,792,696)	(144,407,475)	(5,863,540)	(65,053,124)

Class P Shares

Shares sold	23,987	321,951	62,751	725,733

Reinvestment of distributions	97,088	1,152,437	106,151	1,151,742

Shares redeemed	(682,370)	(8,307,578)	(391,956)	(4,470,133)

	(561,295)	(6,833,190)	(223,054)	(2,592,658)

NET INCREASE (DECREASE) IN SHARES	25,320,743	$305,786,719	(8,765)	$(3,769,268)

71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund and Goldman Sachs International Small Cap Insights Fund (three of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of each of the Emerging Markets Equity Insights Fund and International Small Cap Insights Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Trustees also received information (in the case of each of the Emerging Markets Equity Insights Fund and International Small Cap Insights Fund) comparing the Fund performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Emerging Markets Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that the International Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees noted that the Emerging Markets Equity Insights Fund and International Equity Insights Fund had experienced certain portfolio management changes in 2022. They observed that the International Small Cap Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing expense limitation arrangements of the Emerging Markets Equity Insights Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

First $1 billion	1.00%	0.81%	0.85%

Next $1 billion	1.00	0.73	0.85

Next $3 billion	0.90	0.69	0.77

Next $3 billion	0.86	0.68	0.73

Over $8 billion	0.84	0.67	0.72

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Equity Insights Fund’s Class A, Class C, Investor, and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the International Equity Insights Fund and International Small Cap Insights Fund, each of which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Goldman Sachs Trust – International Equity Insights Funds - Tax Information (Unaudited)

From distributions paid during the year ended October 31, 2024, the total amount of income received by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds from sources within foreign countries and possessions of the United States was $0.2796, $0.3383, and $0.3050 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds were 76.26%, 75.45%, and 77.89%, respectively. The total amount of taxes paid by the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds to such countries was $0.0396, $0.0015, and $0.0318 per share, respectively.

For the year ended October 31, 2024, 53.74%, 90.82% and 77.33% of the dividends paid from net investment company taxable income by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2024, 0.12% and 0.04% of the dividends paid from net investment company taxable income by the Emerging Markets Equity Insights Fund and International Equity Insights Fund qualify for the dividends received deduction available to corporations.

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. INTINAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 3, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 3, 2025